1933 Act Registration No. 333-41541


                      UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C.  20549

                                         Form N-14AE

                              REGISTRATION STATEMENT UNDER THE
                                   SECURITIES ACT OF 1933


[ ]      Pre-Effective                           [X]      Post-Effective
         Amendment No.                                    Amendment No. 1


                               EVERGREEN FIXED INCOME TRUST
                    (Exact Name of Registrant as Specified in Charter)

                      Area Code and Telephone Number: (617) 210-3200

                                    200 Berkeley Street
                               Boston, Massachusetts  02116
                            -----------------------------------
                         (Address of Principal Executive Offices)

                               Rosemary D. Van Antwerp, Esq.
                          Keystone Investment Management Company
                                    200 Berkeley Street
                               Boston, Massachusetts  02116
                         -----------------------------------------
                          (Name and Address of Agent for Service)

                             Copies of All Correspondence to:
                                  Robert N. Hickey, Esq.
                            Sullivan  &   Worcester   LLP  1025
                               Connecticut Avenue, N.W.
                                  Washington, D.C.  20036



         It is proposed that this filing will become effective :

[X] immediately upon filing pursuant to paragraph (b)
[ ] on  __________pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a) (1)

[ ]      on___________pursuant to paragraph (a) (1)
[ ]      75 days after filing pursuant to paragraph (a) (2)
[ ]      on___________pursuant to paragraph (a) (2) of Rule 485

                                           EVERGREEN FIXED INCOME TRUST

                                               CROSS REFERENCE SHEET

                     Pursuant to Rule 481(a) under the Securities Act of 1933


                                                Location in Prospectus/Proxy
Item of Part A of Form N-14                                       Statement

1.       Beginning of Registration              Cross Reference Sheet; Cover
         Statement and Outside                  Page
         Front Cover Page of
         Prospectus

2.       Beginning and Outside                  Table of Contents
         Back Cover Page of
         Prospectus

3.       Fee Table, Synopsis and                Comparison of Fees and
         Risk Factors                           Expenses; Summary; Comparison
                                                of Investment Objectives and
                                                Policies; Risks

4.       Information About the                  Summary; Reasons for the
         Transaction                            Reorganization; Comparative
                                                Information on Shareholders'
                                                Rights; Exhibit A (Agreement
                                                and Plan of Reorganization)

5.       Information about the                  Cover Page; Summary; Risks;
         Registrant                             Comparison of Investment
                                                Objectives and Policies;
                                                Comparative Information on
                                                Shareholders' Rights;
                                                Additional Information

6.       Information about the                  Cover Page; Summary; Risks;
         Company Being Acquired                 Comparison of Investment
                                                Objective and Policies;
                                                Comparative Information on
                                                Shareholders' Rights;
                                                Additional Information

7.       Voting Information                     Cover Page; Summary; Voting
                                                Information Concerning the
                                                Meeting

8.       Interest of Certain                    Financial Statements and
         Persons and Experts                    Experts; Legal Matters

9.       Additional Information                 Inapplicable
         Required for Reoffering
         by Persons Deemed to be
         Underwriters

Item of Part B of Form N-14

10.      Cover Page                             Cover Page

11.      Table of Contents                      Omitted

12.      Additional Information                 Statement of Additional
         About the Registrant                   Information of Evergreen
                                                Intermediate Term Bond Fund
                                                dated November 10, 1997

13.      Additional Information                 Statement of Additional
         about the Company Being                Information of Blanchard Funds
         Acquired                               - Blanchard Short-Term

                                                Flexible Income Fund dated
                                                 November 30, 1997


14.      Financial Statements                   Financial Statements of
                                                Evergreen Intermediate Term
                                                Bond Fund dated June 30, 1997;
                                                Financial Statements of
                                                Blanchard Short-Term Flexible
                                                Income Fund dated September
                                                30, 1997; Pro Forma Financial
                                                Statements

Item of Part C of Form N-14
                                                Incorporated by Reference to
15.      Indemnification                        Part A Caption - "Comparative
                                                Information on Shareholders'
                                                Rights - Liability and
                                                Indemnification of Trustees"

16.      Exhibits                               Item 16.          Exhibits

17.      Undertakings                           Item 17.          Undertakings

                                   BLANCHARD FUNDS
                      BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
                              FEDERATED INVESTORS TOWER
                         PITTSBURGH, PENNSYLVANIA 15222-3779


January  7, 1998


Dear Shareholder,


As a result of the merger of Signet Banking Corporation with and into a wholly-owned subsidiary of First Union Corporation effective November 28, 1997, I am writing to shareholders of the Blanchard Short-Term Flexible Income Fund, a series of Blanchard Funds (the "Fund"), to inform you of a Special Shareholders' meeting to be held on February 20, 1998. Before that meeting, I would like your vote on the important issues affecting your Fund as described in the attached Prospectus/Proxy Statement.


The Prospectus/Proxy Statement includes three proposals. The first proposal requests that shareholders consider and act upon an Agreement and Plan of
Reorganization  whereby  all of the  assets  of the Fund  would be  acquired  by
Evergreen Intermediate Term Bond Fund in exchange for Class A shares of Evergreen Intermediate Term Bond Fund and the assumption by Evergreen Intermediate Term Bond Fund of certain liabilities of the Fund. You will receive shares of Evergreen Intermediate Term Bond Fund having an aggregate net asset value equal to the aggregate net asset value of your Fund shares. Details about Evergreen Intermediate Term Bond Fund's investment objective, portfolio management team, performance, etc. are contained in the attached Prospectus/Proxy Statement. The transaction is a non-taxable event for shareholders.

The second proposal requests shareholder consideration of an Interim Investment Advisory Agreement between the Fund and Virtus
Capital Management, Inc.

The third and final proposal requests shareholder consideration of an Interim Sub-Advisory Agreement between Virtus Capital
Management, Inc. and OFFITBANK.

Information relating to the Interim Investment Advisory Agreement and the Interim Sub-Advisory Agreement is contained in the attached Prospectus/Proxy Statement.


The Board of Trustees has approved the proposals and recommends that you vote FOR these proposals.


I realize that this Prospectus/Proxy Statement will take time to review, but your vote is very important. Please take the time to familiarize yourself with the proposals presented and sign and return your proxy card in the enclosed postage-paid envelope today.


If you have any questions about this proxy, please call our proxy solicitor, Shareholder Communications Corporation, at 800-733- 8481 ext. 437. You may also FAX your completed and signed proxy card to 800-733-1885.

If we do not receive your completed proxy card after several weeks, you may be contacted by Shareholder Communications Corporation who will remind you to vote your shares.


Thank you for taking this matter seriously and participating in this important process.

Sincerely,


 Edward C. Gonzales
 President
Blanchard Funds

                                       BLANCHARD FUNDS

                          BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
                                  FEDERATED INVESTORS TOWER
                             PITTSBURGH, PENNSYLVANIA 15222-3779

                          NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                               TO BE HELD ON FEBRUARY 20, 1998


         Notice is hereby given that a Special Meeting (the "Meeting") of Shareholders of Blanchard Short-Term Flexible Income Fund, a series of Blanchard Funds ("Short-Term"), will be held at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, Massachusetts 02116, on February 20, 1998 at 2:00 p.m. for the following purposes:


         1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of November 26, 1997, providing for the acquisition of all of the assets of Short-Term by Evergreen Intermediate Term Bond Fund, a series of Evergreen Fixed Income Trust ("Evergreen Intermediate"), in exchange for shares of Evergreen Intermediate and the assumption by Evergreen Intermediate of certain identified liabilities of Short-Term. The Plan also provides for distribution of such shares of Evergreen Intermediate to shareholders of Short-Term in liquidation and subsequent termination of Short-Term. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Short-Term.


         2. To consider and act upon the Interim Management Contract between Short-Term and Virtus Capital Management, Inc.

         3. To consider and act upon the Interim Sub-Advisory Agreement between Virtus Capital Management, Inc. and OFFITBANK.

         4. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

         The Trustees of Blanchard Funds on behalf of Short-Term have fixed the close of business on December 26, 1997 as the record date for the determination of shareholders of Short-Term entitled to notice of and to vote at the Meeting or any adjournment thereof.

     IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED WITHOUT DELAY TO SIGN AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, SO THAT THEIR

SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                                         By Order of the Board of Trustees

                                                              John W. McGonigle
                                                              Secretary


January  7, 1998

                        INSTRUCTIONS FOR EXECUTING PROXY CARDS

         The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card(s) properly.

         1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card(s).

         2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card(s).

         3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card(s) should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION                                     VALID SIGNATURE

CORPORATE
ACCOUNTS
(1)  ABC Corp.                                   ABC Corp.
(2)  ABC Corp.                                   John Doe, Treasurer
(3)  ABC Corp.
c/o John Doe, Treasurer                          John Doe, Treasurer
(4)  ABC Corp. Profit Sharing Plan               John Doe, Trustee
TRUST ACCOUNTS

(1)  ABC Trust                                   Jane B. Doe, Trustee
(2)  Jane B. Doe, Trustee                        Jane B. Doe
u/t/d 12/28/78
CUSTODIAL OR ESTATE ACCOUNTS
(1)  John B. Smith, Cust.                        John B. Smith
f/b/o John B. Smith, Jr. UGMA
(2)  John B. Smith,    Sr.                       John B. Smith, Jr., Executor

                      PROSPECTUS/PROXY STATEMENT DATED JANUARY  7, 1998


                                   Acquisition of Assets of

                           BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
                                          a series of
                                        BLANCHARD FUNDS

                                   Federated Investors Tower
                             Pittsburgh, Pennsylvania 15222-3779


                               By and in Exchange for Shares of

                             EVERGREEN INTERMEDIATE TERM BOND FUND
                                          a series of
                                 EVERGREEN FIXED INCOME TRUST
                                      200 Berkeley Street
                                 Boston, Massachusetts  02116

         This Prospectus/Proxy Statement is being furnished to shareholders of Blanchard Short-Term Flexible Income Fund ("Short-Term") in connection with a proposed Agreement and Plan of Reorganization (the "Plan") to be submitted to shareholders of Short-Term for consideration at a Special Meeting of Shareholders to be held on February 20, 1998 at 2:00 p.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, Massachusetts 02116, and any adjournments thereof (the "Meeting"). The Plan provides for all of the assets of Short-Term to be acquired by Evergreen Intermediate Term Bond Fund ("Evergreen Intermediate") in exchange for shares of Evergreen Intermediate and the assumption by Evergreen Intermediate of certain identified liabilities of
Short-Term (hereinafter referred to as the "Reorganization"). Evergreen Intermediate and Short-Term are sometimes hereinafter referred to individually as the "Fund" and collectively as the "Funds." Following the Reorganization, shares of Evergreen Intermediate will be distributed to shareholders of
Short-Term in liquidation of Short-Term and such Fund will be terminated. Holders of shares of Short-Term will receive Class A shares of Evergreen Intermediate having the same Rule 12b-1 distribution-related fees as the shares of Short-Term held by such holders prior to the Reorganization. No initial sales charge will be imposed in connection with Class A shares of Evergreen Intermediate received by holders of shares of Short- Term. As a result of the proposed Reorganization, shareholders of Short-Term will receive that number of full and fractional shares of Evergreen Intermediate having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of Short-Term. The Reorganization is being structured as a tax-free reorganization for federal income tax purposes.

         Evergreen Intermediate is a separate series of Evergreen Fixed Income Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Evergreen Intermediate seeks current income by investing primarily in a broad range of investment quality debt securities and, secondarily, seeks to protect capital. Short- Term seeks to provide a high level of current income consistent with preservation of capital by investing primarily in a broad range of short-term debt securities.


         Shareholders of Short-Term are also being asked to approve the Interim Management Contract with Virtus Capital Management, Inc., a subsidiary of First Union Corporation ("Virtus") (the "Interim Advisory Agreement"), with the same terms and fees as the previous advisory agreement between Short-Term and Virtus and the Interim Sub-Advisory Agreement between Virtus and OFFITBANK with the same terms and fees as the previous sub-advisory agreement between Virtus and OFFITBANK. The Interim Advisory Agreement and Interim Sub-Advisory Agreement will be in effect for the period of time between November 28, 1997, the date on which the merger of Signet Banking Corporation with and into a wholly-owned subsidiary of First Union Corporation was consummated, and the date of the Reorganization (scheduled for on or about February 27, 1998).

         This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about Evergreen Intermediate that shareholders of Short-Term should know before voting on the Reorganization. Certain relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated January 7, 1998, relating to this Prospectus/Proxy Statement and the Reorganization which includes the financial statements of Evergreen (formerly Keystone) Intermediate Term Bond Fund, the predecessor of Evergreen Intermediate, dated June 30, 1997 and Short-Term dated September 30, 1997, has been filed with the SEC and is incorporated by reference in its entirety into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Intermediate at 200 Berkeley Street, Boston, Massachusetts 02116, or by calling toll-free 1- 800-343-2898.

         The Prospectus of Evergreen Intermediate relating to Class A shares dated November 10, 1997 is incorporated herein by reference in its entirety. Shareholders of Short-Term will receive, with this Prospectus/Proxy Statement, a copy of the Prospectus of Evergreen Intermediate. Additional information about Evergreen Intermediate is contained in its Statement of Additional Information of the same date which has been filed with the SEC and which is available upon request and without charge by writing to or calling Evergreen Intermediate at the address or telephone number listed in the preceding paragraph.


         The Prospectus of Short-Term dated November 30, 1997, insofar as it relates to Short-Term only, and not to any other funds described therein, is incorporated herein in its entirety by reference. Copies of the Prospectus and related Statement of Additional Information dated the same date are available upon request without charge by writing to Short-Term at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-829-3863.


         Included as Exhibits A, B and C to this Prospectus/Proxy Statement are a copy of the Plan, the Interim Advisory Agreement and Interim Sub-Advisory Agreement, respectively.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank and are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and involve investment risk, including possible loss of capital.

                                                 TABLE OF CONTENTS


                                                                         Page

COMPARISON OF FEES AND EXPENSES..............................................6


SUMMARY  ..................................................................  9
         Proposed Plan of Reorganization.....................................9
         Tax Consequences................................................   11
         Investment Objectives and Policies of the Funds....................11
         Comparative Performance Information for each Fund..................11
         Management of the Funds............................................12
         Investment Advisers and Sub-Adviser.............................   13
         Administrator......................................................14
         Portfolio Management...............................................14
         Distribution of Shares.............................................14
         Purchase and Redemption Procedures.................................16
         Exchange Privileges................................................16
         Dividend Policy....................................................17
         Risks    ..........................................................17

REASONS FOR THE REORGANIZATION........................................... 20
         Agreement and Plan of Reorganization...............................22
         Federal Income Tax Consequences....................................24
         Pro-forma Capitalization...........................................26
         Shareholder Information............................................27

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES......................... 28

COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS.......................... 31
         Forms of Organization........................................... 31
         Capitalization.....................................................31
         Shareholder Liability..............................................31
         Shareholder Meetings and Voting Rights.............................32
         Liquidation or Dissolution.........................................33
         Liability and Indemnification of Trustees..........................33

INFORMATION REGARDING THE INTERIM ADVISORY AGREEMENT..................... 35
         Introduction.................................................... 35

         Comparison of the Interim Advisory Agreement and the

                  Previous Advisory Agreement............................ 36
         Information about Short-Term's Investment Adviser..................37

INFORMATION REGARDING THE INTERIM SUB-ADVISORY AGREEMENT................. 38
         Introduction.................................................... 38

         Comparison of the Interim Sub-Advisory Agreement
and the Previous Sub-Advisory Agreement.....................................39

ADDITIONAL INFORMATION......................................................40

VOTING INFORMATION CONCERNING THE MEETING...................................41


FINANCIAL STATEMENTS AND EXPERTS......................................... 44


LEGAL MATTERS...............................................................44

OTHER BUSINESS..............................................................44


APPENDIX A............................................................... 46

APPENDIX B............................................................... 48


EXHIBIT A

EXHIBIT B

EXHIBIT C

EXHIBIT D

                      COMPARISON OF FEES AND EXPENSES


         The amounts for Class A shares of Evergreen Intermediate set forth in the following tables and in the examples are based on estimated expenses of Evergreen Intermediate for the fiscal year ended June 30, 1998. The amounts for shares of Short-Term set forth in the following tables and in the examples are based on the expenses for Short-Term for the fiscal year ended September 30, 1997. The pro forma amounts for Class A shares of Evergreen Intermediate are based on what the combined estimated expenses would have been for Evergreen Intermediate for the fiscal year ending June 30, 1998. The estimated expenses for Evergreen Intermediate for the fiscal year ending June 30, 1998 and for Evergreen Intermediate pro forma are based on the assumption that on or about January 23, 1998, the assets of Evergreen Intermediate Term Bond Fund II (formerly Evergreen Intermediate- Term Bond Fund) and Evergreen (formerly Keystone) Intermediate Term Bond Fund will be acquired by Evergreen Intermediate. See "Reasons for the Reorganization - Pro Forma Capitalization." All amounts are adjusted for voluntary expense waivers.


         The following tables show for Evergreen Intermediate, Short- Term and Evergreen Intermediate pro forma, assuming consummation of the Reorganization, the shareholder transaction expenses and annual fund operating expenses associated with an investment in the Class A shares of Evergreen Intermediate and shares of Short- Term, as applicable.

                                 Comparison of Class A Shares
                                of Evergreen Intermediate With
                                     Shares of Short-Term


                                                                                         Evergreen
                                              Evergreen                 Short-           Intermediate
                                              Intermediate              Term             Pro Forma
                                              ------------              -----            ------------

Shareholder
Transaction                                   Class A                   Shares           Class A
Expenses                                      ------------              ------           ------------


Maximum Sales Load                            3.25%                     None             3.25%
Imposed on
Purchases (as a
percentage of
offering price)(1)




Maximum Sales Load                            None                      None             None
Imposed on
Reinvested
Dividends (as a
percentage of
offering price)

Contingent Deferred                           None                      None             None
Sales Charge (as a
percentage of
original purchase
price or redemption
proceeds, whichever
is lower)

Exchange Fee                                  None                      None             None

Annual Fund
Operating Expenses
(as a percentage of
average daily net
assets)


Management Fee                                      0.16%               0.66%                  0.13%
(After Waiver)(2)

12b-1 Fees    (3)                             0.25%                     0.25%            0.25%

Other Expenses                                      0.69%               0.47%                  0.72%

                                              ------                    ----             ----


Annual Fund                                   1.10%                     1.38%            1.10%
Operating Expenses                            ------                    ----             ----
   (4)                                        ------                    ----             ----



---------------

(1) The 3.25% sales load, as described in the "Examples" paragraph below, has been waived for Short-Term's shareholders.

(2) The management fees for Evergreen Intermediate and Short- Term of 0.65% of average net assets and 0.75% of average net assets, respectively, have been reduced or waived by the respective investment adviser. The advisers can terminate this fee reduction or waiver at any time in their sole discretion.

   (3) Class A shares of Evergreen Intermediate can pay up to 0.75% of average daily net assets as a 12b-1 fee. For the foreseeable future, the Class A 12b-1 fees will be limited to 0.25% of average daily net assets.

   (4) Total Fund Operating Expenses for Short-Term would have been 1.47% absent the voluntary waivers. Estimated Total Fund Operating Expenses for Class A shares of
                  Evergreen Intermediate would be       1.58% absent
                  waivers and expense reimbursements.

         Examples. The following tables show for Evergreen Intermediate and Short-Term, and for Evergreen Intermediate pro forma, assuming consummation of the Reorganization, examples of the cumulative effect of shareholder transaction expenses and annual fund operating expenses indicated above on a $1,000 investment in each class of shares for the periods specified, assuming (i) a 5% annual return, and (ii) redemption at the end of such period. In the case of Evergreen Intermediate pro forma, the example does not reflect the imposition of the 3.25% maximum sales load on purchases of Class A shares since Short-Term shareholders who receive Class A shares of Evergreen Intermediate in the Reorganization or who purchase additional Class A shares subsequent to the Reorganization will not incur any sales load.





                                      One                  Three                 Five                Ten
                                      Year                 Years                 Years               Years
                                      ----                 -----                 -----               -----

Evergreen                             $43                  $66                   $91                 $162
Intermediate
Class A

Short-Term                            $14                  $44                   $76                 $166


Evergreen                             $11                  $35                   $61                 $134
Intermediate  Pro
Forma

Class A



         The purpose of the foregoing examples is to assist Short- Term shareholders in understanding the various costs and expenses that an investor in Evergreen Intermediate as a result of the Reorganization would bear directly and indirectly, as compared with the various direct and indirect expenses currently borne by a shareholder in Short-Term. These examples should not be considered a representation of past or future expenses or annual return. Actual expenses may be greater or less than those shown.

                                                      SUMMARY


         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement and, to the extent not inconsistent with such additional information, the Prospectus of Evergreen Intermediate dated November 10, 1997 and the Prospectus of Short- Term dated November 30, 1997 (which are incorporated herein by reference), the Plan, the Interim Advisory Agreement and the Interim
Sub-Advisory Agreement, forms of which are attached to this Prospectus/Proxy Statement as Exhibits A, B and C, respectively.


Proposed Plan of Reorganization


         The Plan provides for the transfer of all of the assets of Short-Term in exchange for shares of Evergreen Intermediate and the assumption by Evergreen Intermediate of certain identified liabilities of Short-Term. The Plan also calls for the distribution of shares of Evergreen Intermediate to Short-Term shareholders in liquidation of Short-Term as part of the Reorganization. As a result of the Reorganization, the shareholders of Short-Term will become the owners of that number of full and fractional Class A shares of Evergreen Intermediate having an aggregate net asset value equal to the aggregate net asset value of the shareholders' shares of Short- Term as of the close of business immediately prior to the date that Short-Term's assets are exchanged for shares of Evergreen Intermediate. See "Reasons for the Reorganization - Agreement and Plan of Reorganization."


         The Trustees of Blanchard Funds, including the Trustees who are not "interested persons," as such term is defined in the 1940 Act (the "Independent Trustees"), have concluded that the Reorganization would be in the best interests of shareholders of Short-Term, and that the interests of the shareholders of Short- Term will not be diluted as a result of the transactions contemplated by the Reorganization. Accordingly, the Trustees have submitted the Plan for the approval of Short-Term's shareholders.


                        THE BOARD OF TRUSTEES OF BLANCHARD FUNDS
                    RECOMMENDS APPROVAL BY SHAREHOLDERS OF SHORT-TERM
                        OF THE PLAN EFFECTING THE REORGANIZATION.

     The Trustees of Evergreen Fixed Income Trust have also approved the Plan and, accordingly, Evergreen Intermediate's participation in the Reorganization.

         Approval of the Reorganization on the part of Short-Term will require the affirmative vote of a majority of Short-Term's shares voted and entitled to vote, with all classes voting together as a single class at a Meeting at which a quorum of the Fund's shares is present. A majority of the outstanding shares entitled to vote, represented in person or by proxy, is required to constitute a quorum at the Meeting. See "Voting Information Concerning the Meeting."

         The merger (the "Merger") of Signet Banking Corporation ("Signet") with and into a wholly-owned subsidiary of First Union Corporation ("First Union") has been consummated and, as a result, by law the Merger terminated the investment advisory agreement between Virtus and Short-Term and the sub-advisory agreement between Virtus and OFFITBANK. Prior to consummation of the Merger, Short-Term received an order from the SEC which permitted the implementation, without formal shareholder approval, of a new investment advisory agreement between the Fund and Virtus and a new sub-advisory agreement between Virtus and OFFITBANK for a period of not more than 120 days beginning on the date of the closing of the Merger and continuing through the date the Interim Advisory Agreement and Interim Sub-Advisory Agreement are approved by the Fund's shareholders (but in no event later than April 30, 1998). The Interim Advisory Agreement and the Interim Sub-Advisory Agreement have the same terms and fees as the previous investment advisory agreement between Short-Term and Virtus and the previous sub-advisory agreement between Virtus and OFFITBANK, respectively. The Reorganization is scheduled to take place on or about February 27, 1998.

         Approval of the Interim Advisory Agreement and Interim Sub- Advisory Agreement requires the affirmative vote of (i) 67% or more of the shares of Short-Term present in person or by proxy at the Meeting, if holders of more than 50% of the shares of Short- Term outstanding on the record date are present, in person or by proxy, or (ii) more than 50% of the outstanding shares of Short-Term, whichever is less. See "Voting Information Concerning the Meeting."

         If  the   shareholders  of  Short-Term  do  not  vote  to  approve  the
Reorganization, the Trustees will consider other possible courses of action in the best interests of shareholders.

Tax Consequences

         Prior to or at the completion of the Reorganization, Short- Term will have received an opinion of Sullivan & Worcester LLP that the Reorganization has been structured so that no gain or loss will be recognized by the Fund or its shareholders for federal income tax purposes as a result of the receipt of shares of Evergreen Intermediate in the Reorganization. The holding period and aggregate tax basis of shares of Evergreen Intermediate that are received by Short- Term's shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Short-Term in the hands of Evergreen Intermediate as a result of the Reorganization will be the same as in the hands of the Fund immediately prior to the Reorganization, and no gain or loss will be recognized by Evergreen Intermediate upon the receipt of the assets of the Fund in exchange for shares of Evergreen Intermediate and the assumption by Evergreen Intermediate of certain identified liabilities.


Investment Objectives and Policies of the Funds

         The investment objectives and policies of Evergreen Intermediate and Short-Term are substantially similar. The investment objectives of Evergreen Intermediate are to seek current income by investing primarily in a broad range of investment quality debt securities and, secondly, to protect capital.

         The investment objective of Short-Term is to provide a high level of current income consistent with preservation of capital by investing primarily in a broad range of short-term debt securities. The Fund invests in U.S. government securities and investment grade and high yield, high risk securities of domestic and foreign issuers. See "Comparison of Investment Objectives and Policies" below.

Comparative Performance Information for each Fund


         Discussions of the manner of calculation of total return are contained in the respective Prospectus and Statement of Additional Information of the Funds. As of the date of this Prospectus/Proxy Statement, Evergreen Intermediate had not commenced operations. Accordingly, no performance information for it is currently available. However, it is anticipated that on or about January 23, 1998, Evergreen Intermediate will acquire all of the assets of Evergreen Intermediate Term Bond Fund II and Evergreen (formerly Keystone) Intermediate Term Bond Fund. The accounting survivor of this fund combination will be Evergreen Intermediate Term Bond Fund. Therefore, the total return of

Evergreen Intermediate Term Bond Fund for the one, five and ten year periods, the total return of Short-Term for the one year period ended September 30, 1997, and the total return for both Funds for the period from inception through September 30, 1997 are set forth in the table below. The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment date and the deduction of all recurring expenses (including sales charges) that were charged to shareholders' accounts.


                                          Average Annual Total Return (1)


                            1 Year                                                          From
                            Ended                 5 Years              10 Years             Inception
                            September             Ended                Ended                To
                            30,                   September            September            September             Inception
                            1997                  30, 1997             30, 1997             30, 1997              Date
                            -------               ---------            ---------            ---------             ---------

Evergreen                   5.99%                 5.32%                7.37%                6.35%                 4/14/87
Intermediate
Term Bond
Fund
Class A
shares

Short-Term                  7.24%                 N/A                  N/A                  5.95%                 4/16/93

--------------
(1) Reflects waiver of advisory fees and reimbursements and/or waivers of expenses. Without such reimbursements and/or waivers, the average annual total return during the periods would have been lower.

         Important information about Evergreen Intermediate Term Bond Fund is also contained in management's discussion of Evergreen Intermediate Term Bond Fund's performance, attached hereto as Exhibit D.

Management of the Funds

         The overall management of Evergreen Intermediate and of Short-Term is the responsibility of, and is supervised by, the Boards of Trustees of Evergreen Fixed Income Trust and Blanchard
Funds, respectively.

Investment Advisers and Sub-Adviser

     Keystone Investment Management Company ("Keystone") serves as investment adviser to Evergreen Intermediate. Keystone has served as investment adviser to the Keystone family of mutual funds since 1932. Keystone is an indirect wholly-owned subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union, the sixth largest bank holding company in the United States based on total assets as of September 30, 1997. The Capital Management Group of FUNB, Evergreen Asset Management Corp. and Keystone manage the Evergreen family of mutual funds with assets of approximately $40 billion as of November 30, 1997. For further information regarding Keystone, FUNB and First Union, see "Management of the Funds Investment Adviser" in the Prospectus of Evergreen Intermediate.


         Keystone manages investments, provides various administrative services and supervises the daily business affairs of Evergreen Intermediate subject to the authority of the Evergreen Fixed Income Trust's Board of Trustees. The Fund pays Keystone a fee for its services at the annual rate set forth below:


                                                        Average Aggregate Net
                                                        Asset Value of the
Management Fee                         Income           Shares of the Fund
---------------------------  -------------------------- ----------------------
                             2.0% of Gross
                             Dividend and
                             Interest
                             Income plus
0.50% of the first                                      $100,000,000 plus
0.45% of the next                                       $100,000,000 plus
0.40% of the next                                       $100,000,000 plus
0.35% of the next                                       $100,000,000 plus
0.30% of the next                                       $100,000,000 plus
0.25% of amounts over                                   $500,000,000.


         Virtus serves as the investment adviser for Short-Term. As investment adviser, Virtus is responsible for providing or procuring for the Fund all management and administrative services. In carrying out its obligations, Virtus provides or arranges for investment research and supervision of the Fund's investments; selects and evaluates the performance of the Fund's sub-adviser
(OFFITBANK); and conducts or arranges for a continuous program of appropriate sale or other disposition of the Fund's assets, subject at all times to the direction of the Board of Trustees. Virtus compensates OFFITBANK from the advisory fee received from Short-Term. See "Information Regarding the Interim Sub-Advisory Agreement." For its services as investment adviser, Virtus receives a fee at an annual rate of 0.75% of the Fund's average daily net assets.

         Each investment adviser may, at its discretion, reduce or waive its fee or reimburse a Fund for certain of its other expenses in order to reduce its expense ratios. Each investment adviser may reduce or cease these voluntary waivers and reimbursements at any time.

Administrator


         Federated Administrative Services ("FAS") provides Short- Term with certain administrative personnel and services including certain legal and accounting services. FAS is entitled to receive a fee for such services at the following annual rates: 0.15% on the first $250 million of average daily net assets of combined assets of the funds in the Blanchard/Virtus mutual fund family, 0.125% on the next $250 million of such assets, 0.10% on the next $250 million of such assets, and 0.075% on assets in excess of $750 million.


Portfolio Management

         The portfolio manager of Evergreen Intermediate is Christopher C. Conkey. Mr. Conkey has served as Chief Investment Officer of Fixed Income for the past eleven months and as Head of the High Grade Bond Team of Keystone for the last three years. During the past five years at Keystone, Mr. Conkey has also served as portfolio manager of several high grade fixed income funds, several high grade-high yield fixed income funds and several off-shore closed-end fixed income funds.

Distribution of Shares


         Evergreen Distributor, Inc. ("EDI"), an affiliate of BISYS Fund Services, acts as underwriter of Evergreen Intermediate's shares. EDI distributes the Fund's shares directly or through broker-dealers, banks (including FUNB), or other financial intermediaries. Evergreen Intermediate offers four classes of shares: Class A, Class B, Class C and Class Y. Each class has separate distribution arrangements. (See "Distribution -Related Expenses" below.) No class bears the distribution expenses relating to the shares of any other class.


         In the proposed Reorganization, shareholders of Short-Term will receive Class A shares of Evergreen Intermediate. Class A shares of Evergreen Intermediate have substantially similar arrangements with respect to the imposition of Rule 12b-1 distribution and service fees as the shares of Short-Term. Because the Reorganization will be effected at net asset value without the imposition of a sales charge, Evergreen Intermediate shares acquired by shareholders of Short-Term pursuant to the proposed Reorganization would not be subject to any initial sales charge or contingent deferred sales charge as a result of the Reorganization.

         The following is a summary description of charges and fees for the Class A shares of Evergreen Intermediate which will be received by Short-Term shareholders in the Reorganization. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the respective Evergreen Intermediate Prospectus and the Short-Term Prospectus and in each Fund's respective Statement of Additional Information.


         Class A  Shares.  Class A shares  are sold at net asset  value  plus an initial sales charge and, as indicated below, are subject to distribution-related fees. For a description of the initial sales charges applicable to purchases of Class A shares, see "Purchase and Redemption of Shares - How to Buy Shares" in the Prospectus for Evergreen Intermediate.
Holders of shares of Short-Term who receive Class A shares of Evergreen Intermediate in the Reorganization will be able to purchase additional Class A shares of Evergreen Intermediate and of any other Evergreen fund at net asset value. No initial sales charge will be imposed.


         Additional information regarding the classes of shares of each Fund is included in its respective Prospectus and Statement of Additional Information.


         Distribution-Related Expenses. Evergreen Intermediate has adopted a Rule 12b-1 plan with respect to its Class A shares under which the Class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the Class. Payments with respect to Class A shares are currently limited to 0.25% of average daily net assets attributable to the Class, which amount may be increased to the full plan rate for the Fund by the Trustees without shareholder approval.


         Short-Term has adopted a Rule 12b-1 plan with respect to its shares under which such shares may pay for distribution-related expenses at an annual rate of 0.25% of average daily net assets.

         Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its respective Prospectus and Statement of Additional Information.

Purchase and Redemption Procedures

     Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the

Funds are not insured. The minimum initial purchase requirement for Evergreen Intermediate is $1,000 and the minimum investment for Short-Term is $3,000 ($2,000 for qualified pension plans). Short-Term has a minimum investment requirement of $200 for subsequent investments. There is no minimum for subsequent purchases of shares of Evergreen Intermediate. Each Fund provides for telephone, mail or wire redemption of shares at net asset value as next determined after receipt of a redemption request on each day the New York Stock Exchange ("NYSE") is open for trading. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the respective Prospectus for each Fund. Each Fund may involuntarily redeem shareholders' accounts that have less than $1,000 of invested funds. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges


         Short-Term currently permits shareholders to exchange such shares for shares of another fund in the Blanchard Group of Funds or for Investment shares of other funds managed by Virtus. In addition, such shares may be exchanged for shares of Federated Emerging Markets Fund. Holders of shares of a class of Evergreen Intermediate generally may exchange their shares for shares of the same class of any other Evergreen fund. Short-Term shareholders will be receiving Class A shares of Evergreen Intermediate in the Reorganization and, accordingly, with respect to shares of Evergreen Intermediate received by Short-Term shareholders in the Reorganization, the exchange privilege is limited to the Class A shares of other Evergreen funds. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000. The current exchange privileges, and the requirements and limitations attendant thereto, are described in each Fund's respective Prospectus and Statement of Additional Information.


Dividend Policy

         Each Fund declares dividends from its net investment income daily and distributes such dividends monthly. Distributions of any net realized gains of a Fund will be made at least annually. Shareholders begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected.

See the respective Prospectus of each Fund for further information concerning dividends and distributions.

         After the Reorganization, shareholders of Short-Term who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Evergreen Intermediate reinvested in shares of Evergreen Intermediate. Shareholders of Short-Term who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Evergreen Intermediate in cash after the Reorganization, although they may, after the Reorganization, elect to have such dividends and/or distributions reinvested in additional shares of Evergreen Intermediate.

         Short-Term has qualified and intends to continue to qualify, and Evergreen Intermediate intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, so long as each Fund distributes all of its net investment company taxable income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

Risks

         Since the investment objectives and policies of each Fund are comparable, the risks involved in investing in each Fund's shares are similar. There is no assurance that investment performances will be positive and that the Funds will meet their investment objectives.


         Evergreen Intermediate may invest up to 25% of its assets in high yield , high risk bonds (commonly known as "junk bonds"). Short-Term may invest up to 35% of its assets in high yield, high risk bonds. High yield, high risk bonds are rated Ba or lower by Moody's Investors Service ("Moody's") and BB or lower by Standard & Poor's Ratings Group ("S&P") and are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. The lower ratings reflect a greater possibility that real or perceived adverse changes in the financial condition of the issuer or in general economic conditions or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of principal and interest or to meet specific projected business forecasts or obtain additional financing. The values of high yield, high risk bonds fluctuate in response to changes in interest rates, and the secondary market for such securities may be less liquid at certain times than the secondary market for higher quality debt securities, thereby affecting the market price of the security, the Fund's ability to dispose of a particular security and to obtain accurate market quotations for purposes of valuing its assets.

         Each Fund stresses earning income by investing in fixed income securities, which are interest rate sensitive. This means that their market values (and the Funds' share prices) will tend to vary inversely with changes in interest rates (i.e., decreasing when interest rates rise and increasing when interest rates fall). For example, if interest rates increase after a security is purchased, the security, if sold prior to maturity, may return less than its cost. Shorter term bonds are less sensitive to interest rate changes, but longer term bonds generally offer higher yields.


         The dollar-weighted average maturity of Evergreen Intermediate's portfolio securities may be longer than the dollar-weighted average maturity of Short-Term's portfolio securities. Prices of longer-term bonds tend to be more volatile in periods of changes in interest rates than prices of shorter-term securities.


         In addition, to the extent that investments are made in debt securities other than U.S. government securities, or in derivatives or structured securities, such investments, despite favorable credit ratings, are subject to some risk of default.

         The Funds may also invest in derivatives. The market value of derivatives or structured securities may vary depending upon the manner in which the investments have been structured and may fluctuate much more rapidly and to a much greater extent than investments in other securities. As a result, the values of such investments may change at rates in excess of the rate at which traditional fixed income securities change.

         Evergreen Intermediate may not invest more than 5% of its assets in securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer. As a diversified portfolio under the 1940 Act, these restrictions apply to 75% of the assets of Evergreen Intermediate. However, since Short-Term is a non-diversified portfolio for purposes of the 1940 Act, these 5% restrictions apply to only 50% of the assets of Short-Term. The remaining 50% of the assets of Short- Term may be invested up to 25% in the securities of a single issuer. Nondiversification may increase investment risks.

         Both Funds may invest in foreign securities. Evergreen Intermediate may invest up to 50% of its assets in foreign securities. Short-Term may invest up to 25% of its assets in foreign securities, including up to 10% of its assets in securities of issuers located in emerging or developing markets countries. These debt obligations may include bonds, debentures, notes and short-term obligations. Investment in foreign securities generally entails more risk than investment in domestic issuers for the following reasons: publicly available information on issuers and securities may be scarce; many foreign countries do not follow the same accounting, auditing and financial reporting standards as are used in the U.S.; market trading volumes may be smaller, resulting in less liquidity and more price volatility compared to U.S. securities; securities markets and trading may be less regulated; and the possibility of expropriation, confiscatory taxation, nationalization, establishment of price controls, political or social instability exists. Investing in securities of issuers in emerging markets countries involves exposure to economic systems that are generally less stable than those of developed countries. Investing in companies in emerging markets countries may involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.


         When a Fund invests in foreign securities, they usually will be denominated in foreign currencies, and the Fund may temporarily hold funds in foreign securities. Thus, the value of a Fund's shares may be affected by changes in exchange rates.


                                          REASONS FOR THE REORGANIZATION


         On July 18, 1997, First Union entered into an Agreement and Plan of Merger with Signet, which provided, among other things, for the Merger of Signet with and into a wholly-owned subsidiary of First Union. The Merger was consummated on November 28, 1997. As a result of the Merger it is expected that FUNB and its affiliates will succeed to the investment advisory and administrative functions currently performed for Short-Term by various units of Signet and various unaffiliated parties. It is also expected that Signet will no longer, upon completion of the Reorganization and similar reorganizations of other funds in the Signet mutual fund family, provide investment advisory or administrative services to investment companies.

         At a meeting held on September 16, 1997, the Board of Trustees of Blanchard Funds considered and approved the Reorganization as in the best interests of shareholders of Short- Term and determined that the interests of existing shareholders of Short-Term will not be diluted as a result of the transactions contemplated by the Reorganization. In addition, the Trustees approved the Interim Advisory Agreement and Interim Sub-Advisory Agreement with respect to Short-Term.


         As noted above, Signet has merged with and into a wholly-owned subsidiary of First Union. Signet is the parent company of Virtus, investment adviser to the mutual funds which comprise Blanchard Funds. The Merger caused, as a matter of law, termination of the investment advisory agreement between each series of Blanchard Funds and Virtus and the sub-advisory agreement between Virtus and OFFITBANK with respect to the Fund. Blanchard Funds have received an order from the SEC which permits Virtus and OFFITBANK to continue to act as Short-Term's investment adviser and sub-adviser, respectively, without shareholder approval, for a period of not more than 120 days from the date the Merger was consummated (November 28, 1997) to the date of shareholder approval of a new investment advisory agreement and sub-advisory agreement. Accordingly, the Trustees considered the recommendations of Signet in approving the proposed Reorganization.

         In approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Reorganization. There are substantial similarities between Evergreen Intermediate and Short-Term. Specifically, Evergreen Intermediate and Short-Term have substantially similar investment objectives and policies and comparable risk profiles. See "Comparison of Investment Objectives and Policies" below. At the same time, the Board of Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved upon the combination of Short-Term with an Evergreen fund. As of September 30, 1997, Short-Term's net assets were approximately $134 million. Evergreen Intermediate has not yet commenced operations and, accordingly, has no net assets. It is expected, however, that on January 23, 1998, Evergreen Intermediate will acquire all of the assets of the Evergreen Intermediate Term Bond Fund II (formerly Evergreen Intermediate-Term Bond Fund) and the Evergreen (formerly Keystone) Intermediate Term Bond Fund. As of September 30, 1997, these two funds would have an aggregate of approximately $36 million in net assets after giving effect to the anticipated redemption by trust shareholders of Class Y shares of Evergreen Intermediate Term Bond Fund II.

         In addition, assuming that an alternative to the Reorganization would be to propose that Short-Term continue its existence and be separately managed by Keystone or one of its affiliates, Short-Term would be offered through common distribution channels with the substantially similar Evergreen Intermediate. Short-Term would also have to bear the cost of maintaining its separate existence. Signet and Keystone believe that the prospect of dividing the resources of the Evergreen mutual fund organization between two substantially identical funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and the greatest possible economies of scale. Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, Signet and Keystone believe that the proposed Reorganization would be in the best interests of each Fund and its shareholders.


         The Board of Trustees of Blanchard Funds met and considered the recommendation of Signet and Keystone and, in addition, considered among other things, (i) the terms and conditions of the Reorganization; (ii) whether the Reorganization would result in the dilution of shareholders' interests; (iii) expense ratios, fees and expenses of Evergreen Intermediate and Short-Term; (iv) compatibility of their investment objectives and policies; (v) the investment experience, expertise and resources of Keystone; (vi) the service and distribution resources available to the Evergreen funds and the broad array of investment alternatives available to shareholders of the Evergreen funds; (vii) the personnel and financial resources of First Union and its affiliates; (viii) the fact that FUNB will bear the expenses incurred by Short-Term in connection with the Reorganization; (ix) the fact that Evergreen Intermediate will assume certain identified liabilities of Short-Term; and (x) the expected federal income tax consequences of the Reorganization.


         The Trustees also considered the benefits to be derived by shareholders of Short-Term from the sale of its assets to Evergreen Intermediate. In this regard, the Trustees considered the potential benefits of being associated with a larger entity and the economies of scale that could be realized by the participation in such an entity by shareholders of Short-Term.

         In addition, the Trustees considered that there are alternatives available to shareholders of Short-Term, including the ability to redeem their shares, as well as the option to vote against the Reorganization.

         During their consideration of the Reorganization the Trustees met with Fund counsel and counsel to the Independent Trustees regarding the legal issues involved. The Trustees of Evergreen Fixed Income Trust also concluded at a meeting on September 17, 1997 that the proposed Reorganization would be in the best interests of shareholders of Evergreen Intermediate and that the interests of the shareholders of Evergreen Intermediate would not be diluted as a result of the transactions contemplated by the Reorganization.

                            THE TRUSTEES OF BLANCHARD FUNDS RECOMMEND
                           THAT THE SHAREHOLDERS OF SHORT-TERM APPROVE
                                  THE PROPOSED REORGANIZATION.

Agreement and Plan of Reorganization

         The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

         The Plan provides that Evergreen Intermediate will acquire all of the assets of Short-Term in exchange for shares of Evergreen Intermediate and the assumption by Evergreen Intermediate of certain identified liabilities of Short-Term on or about February 27, 1998 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Short-Term will endeavor to discharge all of its known liabilities and obligations. Evergreen Intermediate will not assume any liabilities or obligations of Short-Term other than those reflected in an unaudited statement of assets and liabilities of Short-Term prepared as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date. The number of full and fractional shares of each class of Evergreen Intermediate to be received by the shareholders of Short-Term will be determined by multiplying the respective outstanding class of shares of Short-Term by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Short-Term by the net asset value per share of the respective class of shares of Evergreen Intermediate. Such computations will take place as of the close of regular trading on the NYSE on the business day immediately prior to the Closing Date. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         State Street Bank and Trust Company, the custodian for Evergreen Intermediate, will compute the value of each Fund's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the

Prospectus and Statement of Additional Information of Evergreen Intermediate, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.

         At or prior to the Closing Date, Short-Term will have declared a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

         As soon after the Closing Date as conveniently practicable, Short-Term will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Evergreen Intermediate received by Short-Term. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Fund's shareholders on the share records of Evergreen Intermediate's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Evergreen Intermediate due to the Fund's shareholders. All issued and outstanding shares of Short-Term, including those represented by certificates, will be canceled. The shares of Evergreen Intermediate to be issued will have no preemptive or conversion rights. After such distributions and the winding up of its affairs, Short-Term will be terminated. In connection with such termination, Blanchard Funds will file with the SEC an application for termination as a registered investment company.

         The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by Short- Term's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Short-Term's shareholders, the Plan may be terminated (a) by the mutual agreement of Short-Term and Evergreen Intermediate; or (b) at or prior to the Closing Date by either party
(i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         The expenses of Short-Term in connection with the Reorganization (including the cost of any proxy soliciting agent) will be borne by FUNB whether or not the Reorganization is consummated. No portion of such expenses will be borne directly or indirectly by Short-Term or its shareholders. There are not any liabilities or any expected reimbursements in connection with the 12b-1 Plan of Short-Term. As a result, no 12b-1 liabilities will be assumed by Evergreen Intermediate following the Reorganization.

         If the Reorganization is not approved by shareholders of Short-Term, the Board of Trustees of Blanchard Funds will consider other possible courses of action in the best interests of shareholders.

Federal Income Tax Consequences


         The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of the Reorganization, Short-Term will receive an opinion of Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Reorganization:


         (1) The transfer of all of the assets of Short-Term solely in exchange for shares of Evergreen Intermediate and the assumption by Evergreen Intermediate of certain identified liabilities, followed by the distribution of Evergreen Intermediate's shares by Short-Term in dissolution and liquidation of Short-Term, will constitute a "reorganization" within the meaning of section 368(a)(1)(D) of the Code, and Evergreen Intermediate and Short-Term will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by Short-Term on the transfer of all of its assets to Evergreen Intermediate solely in exchange for Evergreen Intermediate's shares and the assumption by Evergreen Intermediate of certain identified liabilities of Short-Term or upon the distribution of Evergreen Intermediate's shares to Short-Term's shareholders in exchange for their shares of Short-Term;

         (3) The tax basis of the assets transferred will be the same to Evergreen Intermediate as the tax basis of such assets to Short-Term immediately prior to the Reorganization, and the holding period of such assets in the hands of Evergreen

Intermediate will include the period during which the assets were held by Short-Term;

         (4) No gain or loss will be recognized by Evergreen Intermediate upon the receipt of the assets from Short-Term solely in exchange for the shares of Evergreen Intermediate and the assumption by Evergreen Intermediate of certain identified liabilities of Short-Term;

         (5) No gain or loss will be recognized by Short-Term's shareholders upon the issuance of the shares of Evergreen Intermediate to them, provided they receive solely such shares (including fractional shares) in exchange for their shares of Short-Term; and

         (6) The aggregate tax basis of the shares of Evergreen Intermediate, including any fractional shares, received by each of the shareholders of Short-Term pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Short-Term held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Evergreen Intermediate, including fractional shares, received by each such shareholder will include the period during which the shares of Short-Term exchanged therefor were held by such shareholder (provided that the shares of Short-Term were held as a capital asset on the date of the Reorganization).


         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of Short-Term would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Evergreen Intermediate shares he or she received. Shareholders of Short-Term should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Evergreen Intermediate. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of Short-Term should also consult their tax advisers as to the state and local tax consequences, if any, of the Reorganization.


Pro-forma Capitalization

         The following table sets forth the capitalizations of Evergreen Intermediate and Short-Term as of September 30, 1997 and the capitalization of Evergreen Intermediate on a pro forma basis as of that date, giving effect to the proposed acquisition of the assets of Evergreen Intermediate Term Bond Fund II and Evergreen (formerly, Keystone) Intermediate Term Bond Fund (see "Comparison of Fees and Expenses") along with the anticipated redemption by trust shareholders of Class Y shares of Evergreen Intermediate Term Bond Fund II and the proposed acquisition of assets of Short-Term at net asset value. The pro forma data reflects an exchange ratio of approximately 0.33554 Class A shares of Evergreen Intermediate issued for each share of Short- Term.


                       Capitalization of Short-Term,
                   Evergreen Intermediate and Evergreen
                    Intermediate Term Bond (Pro Forma)


                                                                                             Evergreen
                                                                                             Intermediate
                                                                                             (After
                                                                  Evergreen                  Reorgani-
                                       Short-Term                 Intermediate               zation)
                                       ---------                  --------                   ------------

Net Assets
   Shares                              $133,877,535                 N/A                        N/A
   Class A........................     N/A                        $13,056,915                $146,934,450
   Class B........................     N/A                        $12,013,288                $12,013,288
   Class C........................     N/A                        $6,325,673                 $6,325,673
   Class Y........................     N/A                        $4,799,537                 $4,799,537
                                       ------------               ------------               ------------
   Total Net
     Assets.......................     $133,877,535               $36,195,413                $170,072,948
Net Asset Value Per
Share
   Shares                              $3.04                      N/A                        N/A
   Class A........................     N/A                        $9.06                      $9.06
   Class B........................     N/A                        $9.07                      $9.07
   Class C........................     N/A                        $9.07                      $9.07
   Class Y........................     N/A                        $9.06                      $9.06
Shares
Outstanding

   Shares                              44,036,295                 N/A                        N/A
   Class A........................     N/A                                                   16,217,035
                                                                  1,441,060

   Class B........................     N/A                        1,324,063                  1,324,063
   Class C........................     N/A                        697,421                    697,421
   Class Y........................     N/A                        529,750                    529,750
                                       -----------                -----------                -----------
   All Classes....................     44,036,295                 3,992,294                  18,768,269



         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Shareholder Information


         As of December 26, 1997 (the "Record Date"), there were 40,966,595 shares of beneficial interest of Short-Term outstanding.

         As of November 30, 1997, the officers and Trustees of Blanchard Funds beneficially owned as a group less than 1% of the outstanding shares of Short-Term. To Short-Term's knowledge, no person owned beneficially or of record more than 5% of Short-Term's total outstanding shares as of November 30, 1997.


                            COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         The following discussion is based upon and qualified in its entirety by the descriptions of the respective investment objectives, policies and restrictions set forth in the respective Prospectus and Statement of Additional Information of the Funds. The investment objective, policies and restrictions of Evergreen Intermediate can be found in the Prospectus of Evergreen Intermediate under the caption "Description of the Fund Investment Objectives and Policies." The investment objective, policies and restrictions of Short-Term can be found in the Prospectus of the Fund under the caption "The Funds' Investment Objectives and Policies." Unlike the investment objective of Short-Term, which is fundamental, the investment objective of Evergreen Intermediate is non-fundamental and can be changed by the Board of Trustees without shareholder approval.

         The investment objectives of Evergreen Intermediate are to seek current income by investing primarily in a broad range of investment quality debt securities, and as a secondary objective, to seek to protect capital. Where appropriate, the Fund will take advantage of opportunities to realize capital appreciation.

         Evergreen Intermediate seeks current income by normally investing at least 80% of its assets in debt securities, including: U.S. Treasury bills, notes and bonds; mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities; mortgage-backed securities issued by private issuers; corporate debt securities; and commercial paper. The Fund's debt securities may also include fixed and adjustable rate or stripped bonds, debentures, notes, equipment trust certificates and debt securities convertible into or exchangeable for preferred or common stock. The Fund may also invest in units, which are debt securities with stock or warrants to buy stock attached, and preferred stock.

         Under ordinary circumstances, Evergreen Intermediate expects to invest at least 65% of its assets in bonds and debentures. The Fund will invest in securities that, at the time of investment, are rated within the four highest grades by S&P (AAA, AA, A and BBB), by Moody's (Aaa, Aa, A and Baa, or by Fitch Investors Services, L.P. ("Fitch") (AAA, AA, A, and BBB), or if not rated or rated under a different system, are of comparable quality to obligations so rated, as determined by its investment adviser. The Fund may invest up to 25% of its assets in below- investment grade securities having a rating range of BB to CCC by s&P and Ba to Caa by Moody's or if unrated or rated under a different system believed by its investment adviser to be of comparable quality.

         The Fund may also invest up to 50% of its assets in securities that are principally traded in securities markets located outside the United States.


         The Fund currently expects that the dollar weighted average maturity of its investments will range from 3 to 7 years. However, the Fund may invest in securities with remaining maturities of ten years or fewer. THE PRICES OF
SECURITIES WITH LONGER MATURITIES TEND TO BE MORE VOLATILE IN PERIODS OF CHANGING INTEREST RATES AS COMPARED TO THE PRICES OF SECURITIES WITH SHORTER MATURITIES.


         Bonds which are rated BBB or Baa are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Such bonds lack outstanding investment characteristics and may have speculative characteristics.

         When the Fund buys securities, it will consider the ratings of Moody's, S&P and Fitch assigned to various debt securities as well as many other factors, including the preservation of capital, the potential for realizing capital appreciation, maturity and yield to maturity. The Fund will adjust its investments in particular securities or in types of debt securities in response to its appraisal of changing economic conditions and trends. The Fund may sell one security and purchase another security of comparable quality and maturity to take advantage of what it believes to be short-term differentials in market value or yield disparities.

         The Fund may invest up to 20% of its total assets under ordinary circumstances and when in its investment adviser's opinion market conditions warrant, up to 100% of its assets for temporary defensive purposes in the following types of money market instruments: (1) commercial paper, including master demand notes, that at the date of investment is rated A-1, the highest grade by S&P, P-1, the highest grade by Moody's or, if not rated by such services, is issued by a company which at the date of investment has an outstanding issue rated A or better by S&P or Moody's; (2) obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations having at least $1 billion in assets that are members of the Federal Deposit Insurance Corporation including U.S. branches of foreign banks and foreign branches of U.S. banks; (3) corporate obligations which at the date of investment are rated A or better by S&P or Moody's; and (4) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         The investment objective of Short-Term is to provide a high level of current income consistent with preservation of capital by investing primarily in a broad range of short-term debt securities. The Fund currently intends that the average maturity of its investments will be three years. However, the Fund retains the flexibility to increase average maturity to up to five years in times when abnormal market conditions warrant temporary measures.

         Under normal market conditions, at least 65% of Short-Term's assets will be invested in investment grade bonds. The Fund may invest up to 35% of its assets in lower-quality debt securities. The Fund will not invest in debt securities rated lower than Caa by Moody's and CCC by S&P, or, if unrated, of comparable quality in the opinion of the OFFITBANK. Short-Term may invest up to 20% of its assets in international fixed income securities. This category consists of obligations of foreign governments, their agencies and instrumentalities and other fixed income securities denominated in foreign currencies  or  composite  currencies  including:  debt  obligations  issued  or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities; debt obligations of supranational entities; debt obligations of the U.S. government issued in non-dollar securities; and debt obligations and other fixed income securities of foreign and U.S. corporate issuers (non-dollar denominated). The Fund is not limited to purchasing debt securities rated at the time of purchase by Moody's or S&P.

         Short-Term may invest in any country where its investment adviser sees potential for high income. It presently expects to invest primarily in non-dollar denominated securities of issuers in the industrialized Western European countries; in Canada, Japan, Australia and New Zealand; and in Latin America. The Fund may also invest up to 10% of its assets in the fixed income securities of issuers in emerging markets countries.

         Each Fund may invest in certain types of derivatives including options and futures.

         The characteristics of each investment policy and the associated risks are described in each Fund's respective Prospectus and Statement of Additional Information. The Funds have other investment policies and restrictions which are also set forth in the Prospectus and Statement of Additional Information of each Fund.

                           COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

Forms of Organization

         Evergreen Fixed Income Trust and Blanchard Funds are open-end management investment companies registered with the SEC under the 1940 Act, which continuously offer shares to the public. Evergreen Fixed Income Trust is organized as a Delaware business trust and Blanchard Funds is organized as a Massachusetts business trust. Each Trust is governed by a Declaration of Trust, By-Laws and a Board of Trustees. Each Trust is also governed by applicable Delaware, Massachusetts and federal law. Evergreen Intermediate is a series of Evergreen Fixed Income Trust and Short-Term is a series of Blanchard Funds.

Capitalization

         The beneficial interests in Evergreen Intermediate are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share. The beneficial interests in Short-Term are represented by an unlimited number of transferable shares of beneficial interest without par value. The respective Declaration of Trust under which each Fund has been established permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued. Each Fund's shares represent equal proportionate interests in the assets belonging to the Funds. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by series as to matters, such as approval of or amendments to investment advisory agreements or proposed reorganizations, that affect only their particular series.

Shareholder Liability

         Under Massachusetts law, shareholders of a business trust could, under certain circumstances, be held personally liable for the obligations of the business trust. However, the Declaration of Trust under which Short-Term was established disclaims shareholder liability for acts or obligations of the series and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of the series property for all losses and expenses of any shareholder held personally liable for the obligations of the series. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which a disclaimer is inoperative and the series or the trust itself would be unable to meet its obligations.


         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Evergreen Fixed Income Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject shareholders of a Delaware trust to liability. To guard against this risk, the Declaration of Trust of Evergreen Fixed Income Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Fixed Income Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Fixed Income Trust is remote.

Shareholder Meetings and Voting Rights

         Neither Evergreen Fixed Income Trust on behalf of Evergreen Intermediate nor Blanchard Funds on behalf of Short-Term is required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Fixed Income Trust or Blanchard Funds. In addition, each is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Each Trust currently does not intend to hold regular shareholder meetings. Each Trust does not permit cumulative voting. Except when a larger quorum is required by applicable law, a majority of the outstanding shares entitled to vote of each Fund constitutes a quorum for consideration of such matter. For Evergreen Intermediate and Short-Term, a majority of the votes cast and entitled to vote, is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

         Under the Declaration of Trust of Evergreen Fixed Income Trust, each share of Evergreen Intermediate is entitled to one vote for each dollar of net asset value applicable to each share. Under the voting provisions governing Short-Term, each share is entitled to one vote. Over time, the net asset values of the mutual funds which are each a series of Blanchard Funds have changed in relation to one another and are expected to continue to do so in the future. Because of the divergence in net asset values, a given dollar investment in a fund which is a series of Blanchard Funds and which has a lower net asset value will purchase more shares and under current voting provisions of Blanchard Funds, have more votes, than the same investment in a Blanchard Funds' series with a higher net asset value. Under the Declaration of Trust of Evergreen Fixed Income Trust, voting power is related to the dollar value of a shareholder's investment rather than to the number of shares held.

Liquidation or Dissolution

         In the event of the liquidation of Evergreen Intermediate and Short-Term, the shareholders are entitled to receive, when, and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

         The Declaration of Trust of Blanchard Funds provides that no Trustee shall be liable for errors of judgment or mistakes of fact or law. No Trustee shall be subject to liability unless such Trustee is found to have acted in bad faith, with willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         The Declaration of Trust of Blanchard Funds provides that a present or former Trustee or officer is entitled to indemnification against liabilities and expenses with respect to claims related to his or her position with the Trust, provided that no indemnification shall be provided to a Trustee or officer against any liability to the Trust or any series thereof or the shareholders of any series by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Under the Declaration of Trust of Evergreen Fixed Income Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declarations of Trust, By-Laws, Delaware and Massachusetts law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws, Delaware and Massachusetts law directly for more complete information.

                       INFORMATION REGARDING THE INTERIM ADVISORY AGREEMENT

Introduction

         In view of the Merger discussed above, and the factors discussed below, the Board of Trustees of Blanchard Funds recommends that shareholders of Short-Term approve the Interim Advisory Agreement. The Merger became effective on November 28, 1997. Pursuant to an order received from the SEC all fees payable under the Interim Advisory Agreement will be placed in escrow and paid to Virtus if shareholders approve the contract within 120 days of its effective date. The Interim Advisory Agreement will remain in effect until the earlier of the Closing Date for the Reorganization or two years from its effective date. The terms of the Interim Advisory Agreement are essentially the same as the Previous Advisory Agreement (as defined below). The only difference between the Previous Advisory Agreement and the Interim Advisory Agreement, if approved by shareholders, is the length of time each Agreement is in effect. A description of the Interim Advisory Agreement pursuant to which Virtus continues as investment adviser to Short-Term, as well as the services to be provided by Virtus pursuant thereto is set forth below under "Advisory Services." The description of the Interim Advisory Agreement in this Prospectus/Proxy Statement is qualified in its entirety by reference to the Interim Advisory Agreement, attached hereto as Exhibit B.

         Virtus, a Maryland corporation formed in 1995 to succeed to the business of Signet Asset Management, is an indirect wholly-owned subsidiary of First Union. Virtus' address is 707 East Main Street, Suite 1300, Richmond, Virginia 23219. Virtus has served as investment adviser pursuant to an Investment Advisory Contract dated July 12, 1995. As used herein, the Investment Advisory Agreement, as amended, for Short-Term is referred to as the "Previous Advisory Agreement." At a meeting of the Board of Trustees of Blanchard Funds held on September 16, 1997, the Trustees, including a majority of the Independent Trustees, approved the Interim Advisory Agreement for Short-Term.

         The Trustees have authorized Blanchard Funds, on behalf of Short-Term, to enter into the Interim Advisory Agreement with Virtus. Such Agreement became effective on November 28, 1997. If the Interim Advisory Agreement for Short-Term is not approved by shareholders, the Trustees will consider appropriate actions to be taken with respect to Short-Term's investment advisory arrangements at that time. The Previous Advisory Agreement was last approved by the Trustees, including a majority of the Independent Trustees, on May 11, 1997.

Comparison of the Interim Advisory Agreement and the Previous
Advisory Agreement

         Advisory Services. The management and advisory services to be provided by Virtus under the Interim Advisory Agreement are identical to those currently provided by Virtus under the Previous Advisory Agreement. Under the Previous Advisory Agreement and Interim Advisory Agreement, Virtus is responsible for managing the Fund and overseeing the investment of its assets, subject at all times to the supervision of the Board of Trustees. Virtus selects, monitors and evaluates the Fund's sub- adviser. Virtus periodically reviews the sub-adviser's performance record and will make a change, if necessary, subject to approval of the Board of Trustees and shareholders.


         FAS currently acts as administrator of Short-Term. FAS will continue during the term of the Interim Advisory Agreement as Short-Term's administrator for the same compensation as currently received . An affiliate of FAS currently performs transfer agency services for Short-Term's shareholders . Commencing February 9, 1998 Evergreen Service Company will provide such transfer agency services for the same fees charged by Short- Term's current transfer agent. See "Summary - Administrator."


     Fees and Expenses. The investment advisory fees and expense limitations for Short-Term under the Previous Advisory Agreement and the Interim Advisory Agreement are identical. See "Summary - Investment Advisers and Sub-Adviser."

         Expense Reimbursement. Virtus may, if it deems appropriate, assume expenses of the Fund or class to the extent that the Fund's or classes' expenses exceed such lower expense limitation as Virtus may, by notice to the Fund, voluntarily declare to be effective.

         The Interim Advisory Agreement contains an identical provision.

         Payment of Expenses and Transaction Charges. Under the Previous Advisory Agreement, Blanchard Funds was required to pay or cause to be paid on behalf of the Fund, all of the Fund's expenses and the Fund's allocable share of Blanchard Funds' expenses.

         The Interim Advisory Agreement contains an identical provision.

         Limitation of Liability. The Previous Advisory Agreement provided that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement on the part of Virtus, Virtus was not liable to Blanchard Funds or to the Fund or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.

         The Interim Advisory Agreement contains an identical provision.

         Termination; Assignment. The Interim Advisory Agreement provides that it may be terminated without penalty by vote of a majority of the outstanding voting securities of Short-Term (as defined in the 1940 Act) or by a vote of the Trustees of Blanchard Funds on 60 days' written notice to Virtus or by Virtus on 60 days' written notice to Blanchard Funds. Also, the Interim Advisory Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act). The Previous Advisory Agreement contained identical provisions as to termination and assignment.

Information about Short-Term's Investment Adviser


         Virtus, a registered investment adviser, manages, in addition to the Fund, other funds of The Virtus Funds, the Blanchard Group of Funds and three fixed income trust funds. The name and address of each executive officer and director of Virtus is set forth in Appendix A to this Prospectus/Proxy Statement.

         For the fiscal year ended September 30, 1997 and the period from May 1, 1996 to September 30, 1996, Virtus received from Short-Term management fees of $1,095,713 and $1,583,881, respectively, of which $129,528 and $474,160, respectively, were voluntarily waived. For the fiscal year ended April 30, 1996, the Fund's investment management fee paid to Virtus and the prior manager was $417,809, of which $187,797 was voluntarily waived. Virtus is currently waiving a portion of its management fee. See "Comparison of Fees and

Expenses." Signet acts as custodian for Short-Term and received $48,762 for the fiscal year ended September 30, 1997. Commencing on or about January 20, 1998 FUNB will act as Short-Term's custodian during the term of the Interim Advisory Agreement.


         The Board of Trustees considered the Interim Advisory Agreement as part of its overall approval of the Plan. The Board of Trustees considered, among other things, the factors set forth above in "Reasons for the Reorganization." The Board of Trustees also considered the fact that there were no material differences between the terms of the Interim Advisory Agreement and the terms of the Previous Advisory Agreement.

                    THE TRUSTEES OF BLANCHARD FUNDS RECOMMEND THAT
                      THE SHAREHOLDERS OF SHORT-TERM APPROVE THE
                              INTERIM ADVISORY AGREEMENT

               INFORMATION REGARDING THE INTERIM SUB-ADVISORY AGREEMENT

Introduction

         In view of the Merger discussed above, and the factors discussed below, the Board of Trustees of Blanchard Funds recommends that shareholders of Short-Term approve the Interim Sub-Advisory Agreement. Such Agreement became effective on November 28, 1997. Pursuant to an order from the SEC, all fees payable under the Interim Sub-Advisory Agreement will be placed in escrow and paid to OFFITBANK if shareholders approve the contract within 120 days of its effective date. The Interim Sub- Advisory Agreement will remain in effect until the earlier of the Closing Date for the Reorganization or two years from its effective date. The terms of the Interim Sub-Advisory Agreement are essentially the same as the Previous Sub-Advisory Agreement (as defined below). The only difference between the Previous Sub-Advisory Agreement and the Interim Sub-Advisory Agreement, if approved by shareholders, is the length of time the Agreement is in effect. A description of the Interim Sub-Advisory Agreement pursuant to which OFFITBANK continues as the investment sub- adviser to Short-Term, as well as the services to be provided by OFFITBANK pursuant thereto, is set forth below under "Sub- Advisory Services." The description of the Interim Sub-Advisory Agreement in this Prospectus/Proxy Statement is qualified in its entirety by reference to the Interim Sub-Advisory Agreement, attached hereto as Exhibit C.


         OFFITBANK, 520 Madison Avenue, New York, New York 10022 has served as sub-investment adviser to Short-Term pursuant to a Sub- Advisory Agreement, dated July 12, 1995. OFFITBANK, a New York State chartered trust bank, is the continuation of the business of Offit Associates, Inc., a registered investment adviser founded in December, 1982. The firm converted to a trust bank in July, 1990. The core business of OFFITBANK is portfolio management for institutions, non-profit organizations and wealthy family groups. OFFITBANK specializes in fixed income management and offers its clients a complete range of fixed income investments in capital markets throughout the world. As of July 31, 1997, OFFITBANK had in excess of $8 billion in assets under management. Jack D. Burks, Managing Director of OFFITBANK, has over 10 years of experience in Fixed Income Portfolio Management and is responsible for the day-to-day management of the Fund's portfolio. See "Summary - Investment Advisers and Sub-Adviser." As used herein, the Sub-Advisory Agreement for Short-Term is referred to as the "Previous Sub-Advisory Agreement." At a meeting of the Board of Trustees of Blanchard Funds held on September 16, 1997, the Trustees, including a majority of the Independent Trustees, approved the Interim Sub-Advisory Agreement for Short-Term.

         The Trustees have authorized Blanchard Funds, on behalf of Short-Term, to enter into the Interim Sub-Advisory Agreement with Virtus and OFFITBANK. Such Agreement became effective on November 28, 1997. If the Interim Sub-Advisory Agreement for Short-Term is not approved by shareholders, the Trustees will consider appropriate actions to be taken with respect to Short- Term's investment sub-advisory arrangements at that time. The Previous Sub-Advisory Agreement was last approved by the Trustees, including a majority of the Independent Trustees, on May 11, 1997.

Comparison of the Interim Sub-Advisory Agreement and the Previous Sub-Advisory Agreement

         Sub-Advisory Services. The management and advisory services to be provided by OFFITBANK under the Interim Sub-Advisory Agreement are identical to those currently provided by OFFITBANK under the Previous Sub-Advisory Agreement. Under the Previous Sub-Advisory Agreement, OFFITBANK supervised the investment and reinvestment of the cash, securities or other properties comprising the Fund's portfolio, subject at all times to the direction of Virtus and the policies and control of Blanchard Funds' Board of Trustees.

         Fees and Expenses. The investment sub-advisory fees under the Previous Sub-Advisory Agreement and the Interim Sub-Advisory Agreement are identical. As compensation for its sub-advisory services under the Previous Sub-Advisory Agreement OFFITBANK was paid by Virtus a monthly fee at the annual rate of 0.30% of the first $25 million of the Fund's average daily net assets; plus 0.25% of the Fund's average daily net assets in excess of $25 million but less than $50 million; plus 0.20% of the Fund's average daily net assets in excess of $50 million.

         The fee paid to OFFITBANK by Virtus for the fiscal year ended September 30, 1997 was $329,690. The fee paid to OFFITBANK by Virtus for the period from May 1, 1996 through September 30, 1996 was $154,199. The fee paid to OFFITBANK by the prior manager and by Virtus for the fiscal year ended April 30, 1996 was $101,549.


         The names and addresses of the principal executive officers and directors of OFFITBANK are set forth in Appendix B to this Prospectus/Proxy Statement.

         Limitation of Liability. The Previous Sub-Advisory Agreement provided that in the absence of willful misfeasance, bad faith or gross negligence on the part of OFFITBANK or reckless disregard by OFFITBANK of its duties under the Agreement, OFFITBANK shall not be liable to Virtus, Blanchard Funds or to any shareholder of Blanchard Funds for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security. The Interim Sub-Advisory Agreement contains an identical provision.


         Termination; Assignment. The Interim Sub-Advisory Agreement provides that it may be terminated without penalty by vote of a majority of the outstanding voting securities of Short-Term (as defined in the 1940 Act) or by a vote of a majority of Blanchard Funds' entire Board of Trustees on 60 days' written notice to OFFITBANK or by Virtus or OFFITBANK on 60 days' written notice to the other party to the Agreement. Also, the Interim Sub-Advisory Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act). The Previous Sub- Advisory Agreement contained identical provisions as to termination and assignment.

         The Board of Trustees considered the Interim Sub-Advisory Agreement as part of its overall approval of the Plan. The Board of Trustees considered, among other things, the factors set forth above in "Reasons for the Reorganization." The Board of Trustees also considered the fact that there were no material differences between the terms of the Interim Sub-Advisory Agreement and the terms of the Previous Sub-Advisory Agreement.

                    THE TRUSTEES OF BLANCHARD FUNDS RECOMMEND THAT
                      THE SHAREHOLDERS OF SHORT-TERM APPROVE THE
                            INTERIM SUB-ADVISORY AGREEMENT

                                ADDITIONAL INFORMATION

         Evergreen Intermediate. Information concerning the operation and management of Evergreen Intermediate is incorporated herein by reference from the Prospectus dated November 10, 1997, a copy of which is enclosed, and Statement of Additional Information dated November 10, 1997. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Intermediate at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-343-2898.


         Short-Term.  Information  about  the Fund is  included  in its  current
Prospectus dated November 30, 1997 and in the Statement of Additional Information of the same date, that have been filed with the SEC, all of which are incorporated herein by reference. Copies of the Prospectus and Statement of Additional Information are available upon request and without charge by writing to Short-Term at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800- 829-3863.


         Evergreen Intermediate and Short-Term are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional
Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048.

                           VOTING INFORMATION CONCERNING THE MEETING


         This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Trustees of Blanchard Funds to be used at the Special Meeting of Shareholders to be held at 2:00 p.m., February 20, 1998, at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, Massachusetts 02116, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the meeting and a proxy card, is first being mailed to shareholders of Short-Term on or about January 7, 1998. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The holders of a majority of the outstanding shares entitled to vote, at the close of business on the Record Date, present in person or represented by proxy, will constitute a quorum for the Meeting. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Reorganization, FOR the Interim Advisory Agreement, FOR the Interim Sub-Advisory Agreement and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote or (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not be counted as shares voted and will have no effect on the vote regarding the Plan. However, such "broker non-votes" will have the effect of being counted as votes against the Interim Advisory Agreement and the Interim Sub-Advisory Agreement which must be approved by a percentage of the shares present at the Meeting or a majority of the outstanding votes securities. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Blanchard Funds, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby, FOR approval of the Interim Advisory Agreement and FOR approval of the Interim Sub-Advisory Agreement.

         Approval of the Plan will require the affirmative vote of a majority of the shares voted and entitled to vote at the Meeting at which a quorum of the Fund's shares is present. Approval of the Interim Advisory Agreement and Interim Sub-Advisory Agreement will require the affirmative vote of (i) 67% or more of the outstanding voting securities if holders of more than 50% of the outstanding voting securities are present, in person or by proxy, at the Meeting, or (ii) more than 50% of the outstanding voting securities, whichever is less. Each full share outstanding is entitled to one vote and each fractional share outstanding is entitled to a proportionate share of one vote.

         Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, telegraph or personal solicitations conducted by officers and employees of Keystone or Signet, their affiliates or other representatives of Short-Term (who will not be paid for their soliciting activities). Shareholders Communications Corporation has been engaged by Short-Term to assist in soliciting proxies.

         If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement or attend in person. Any proxy given by you is revocable.

         In the event that sufficient votes to approve the Reorganization are not received by February 20, 1998, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder who objects to the proposed Reorganization will not be entitled under either Massachusetts law or the Declaration of Trust of Blanchard Funds to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem the shares of Evergreen Intermediate which they receive in the transaction at their then-current net asset value. Shares of Short-Term may be redeemed at any time prior to the consummation of the Reorganization. Shareholders of Short-Term may wish to consult their tax advisers as to any differing consequences of redeeming Fund shares prior to the Reorganization or exchanging such shares in the Reorganization.

         Short-Term does not hold annual shareholder meetings. If the Reorganization is not approved, shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Blanchard Funds at the address set forth on the cover of this Prospectus/Proxy Statement such that they will be received by the Fund in a reasonable period of time prior to any such meeting.

         The votes of the shareholders of Evergreen Intermediate are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

         NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Short-Term whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this

Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.

                                         FINANCIAL STATEMENTS AND EXPERTS

         The financial statements of Evergreen (formerly, Keystone) Intermediate Term Bond Fund as of June 30, 1997, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.


         The financial statements and financial highlights of Short- Term incorporated in this Prospectus/Proxy Statement by reference from the Annual Report of the Blanchard Funds for the year ended September 30, 1997 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                                                   LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Evergreen Intermediate will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                                                  OTHER BUSINESS

         The Trustees of Blanchard Funds do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

         THE TRUSTEES OF BLANCHARD FUNDS RECOMMEND APPROVAL OF THE PLAN, THE INTERIM ADVISORY AGREEMENT AND THE INTERIM SUB-ADVISORY AGREEMENT, AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN, THE INTERIM ADVISORY AGREEMENT AND THE INTERIM SUB-ADVISORY AGREEMENT.


January  7, 1998

                                                    APPENDIX A

         The names and addresses of the principal executive officers and directors of Virtus Capital Management, Inc. are as follows:

OFFICERS:


Name                                   Address
----                                   -------

David C. Francis, Chief                First Union National Bank
Investment Officer                     201 South College Street

                                       Charlotte, North Carolina 28288-
                                       1195

Tanya Orr Bird, Vice                   Virtus Capital Management, Inc.
President                              707 East Main Street

                                       Suite 1300
                                       Richmond, Virginia 23219

Josie Clemons Rosson, Vice             Virtus Capital Management, Inc.
President, Assistant                   707 East Main Street
Secretary                              Suite 1300

                                       Richmond, Virginia  23219

L. Robert Cheshire, Vice               First Union National Bank
President                              201 South College Street

                                       Charlotte, North Carolina 28288-
                                       1195
John E. Gray, Vice                     First Union National Bank
President                              201 South College Street
                                       Charlotte, North Carolina 28288-
                                       1195
Dillon S. Harris, Jr., Vice            First Union National Bank
President                              201 South College Street
                                       Charlotte, North Carolina 28288-
                                       1195
J. Kellie Allen, Vice                  First Union National Bank
President                              201 South College Street
                                       Charlotte, North Carolina 28288-
                                       1195
Ethel B. Sutton, Vice                  Evergreen Asset Management Corp.
President                              2500 Westchester Avenue
                                       Purchase, New York 10577


DIRECTORS:

Name                                   Address
----                                   -------

                                       First Union National Bank
                                       201 South College
David C. Francis                       Street
                                       Charlotte, North
                                       Carolina 28288-1195

Donald A. McMullen                     First Union National Bank

                                       201
                                       South College Street
                                       Charlotte, North Carolina 28288-
                                       1195

William M. Ennis                       First Union National Bank
                                       201 South College Street
                                       Charlotte, North Carolina 28288-
                                       1195
Barbara J. Colvin                      First Union National Bank
                                       201 South College Street
                                       Charlotte, North Carolina 28288-
                                       1195
William D. Munn                        First Union National Bank
                                       201 South College Street
                                       Charlotte, North Carolina 28288-1195

                                                    APPENDIX B

         The names and addresses of the principal executive officers and directors of OFFITBANK are as follows:


OFFICERS :



Name                                        Address
----                                        -------


Morris                                      OFFITBANK
W. Offit, Chairman, Chief                   520 Madison Avenue
Executive Officer                           New York, New York 10022

                 Wallace                    OFFITBANK
Mathai-Davis, Chief Financial               520 Madison Avenue
Officer, Secretary                          New York, New York 10022

 Vincent M.                                 OFFITBANK
Rella, Comptroller                          520 Madison Avenue

                                            New York, New York 10022


 Stephen B.                                 OFFITBANK
Wells, Compliance Officer                   520 Madison Avenue

                                            New York, New York 10022


DIRECTORS:


Name                                        Address
----                                        -------

H. Furlong Baldwin                          OFFITBANK
                                            520 Madison Avenue
                                            New York, New York 10022

 Morris W.                                  OFFITBANK
Offit                                       520 Madison Avenue
                                            New York, New York 10022

                                            OFFITBANK
                                            520 Madison Avenue
Alessandro C. Di Montezemolo                New York, New York 10022

Name                                        Address
----                                        -------
 David I.
Margolis                                    OFFITBANK
                                            520 Madison Avenue
                                            New York, New York 10022

 Harvey M.                                  OFFITBANK
Meyerhoff                                   520 Madison Avenue
                                            New York, New York 10022

Dr. George R. Packard                       OFFITBANK
                                            520 Madison Avenue
                                            New York, New York 10022

Edward V. Regan                             OFFITBANK
                                            520 Madison Avenue
                                            New York, New York 10022

B.       Lance Saverteig                    OFFITBANK
                                            520 Madison Avenue
                                            New York, New York 10022

Ricardo Steinbruch                          OFFITBANK
                                            520 Madison Avenue
                                            New York, New York 10022

                                                                     EXHIBIT A

                                       AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 26th day of November, 1997, by and between the Evergreen Fixed Income Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to the Evergreen Intermediate Term Bond Fund series (the "Acquiring Fund"), and Blanchard Funds, a Massachusetts business trust, with its principal place of business at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, with respect to its Blanchard Short-Term Flexible Income Fund series (the "Selling Fund").

         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(D) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of certain identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of certain identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

         WHEREAS, the Trustees of Blanchard Funds have determined that the Selling Fund should exchange all of its assets and certain identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                                     ARTICLE I

         TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
          THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
               LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of each such class of the Selling Fund by the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume certain identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, and interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein shall require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the combined Prospectus and Proxy Statement on Form N-14 to be distributed to shareholders of the Selling Fund as described in paragraph 5.7.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.


                                                    ARTICLE II

                                                     VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of shares of the Selling Fund will receive Class A shares of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                                    ARTICLE III

                                             CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The Closing (the "Closing") shall take place on or about February 27, 1998 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 CUSTODIAN'S CERTIFICATE. Signet Trust Company, as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that (a) the Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

         3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.4 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, as transfer agent for the Selling Fund as of the Closing Date shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, its transfer agent as of the Closing Date, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of Blanchard Funds or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.


                                                    ARTICLE IV

                                          REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing, and in good standing under the laws of The Commonwealth of Massachusetts.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectuses and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of Blanchard Funds' Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected on the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The financial statements of the Selling Fund at September 30, 1997 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since September 30, 1997 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund (except that, under Massachusetts law, Selling Fund Shareholders could under certain circumstances be held personally liable for obligations of the Selling Fund). All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Proxy Statement of the Selling Fund to be included in the Registration Statement (as defined in paragraph 5.7)(other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2.1 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The financial statements of the Acquiring Fund at June 30, 1997 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since June 30, 1997 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

                  (n) The Prospectus and Proxy Statement (as defined in paragraph 5.7) to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

         4.2.2 REPRESENTATIONS OF PREDECESSOR FUND. The representations and warranties set forth in Section 4.2.1 shall be deemed to include, to the extent applicable, representations and warranties made by and on behalf of Keystone Intermediate Term Bond Fund (the "Predecessor Fund"), a Massachusetts business trust, as of the date hereof. The Acquiring Fund shall deliver to the Selling Fund a certificate of the Predecessor Fund of even date making the representations set forth in Section 4.2.1 with respect to the Predecessor Fund to the extent applicable to the Predecessor Fund as of the date hereof.

                                                     ARTICLE V

                     COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 APPROVAL OF SHAREHOLDERS. Blanchard Funds will call a meeting of the Selling Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG Peat Marwick LLP and certified by Blanchard Funds' President and Treasurer.

     5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Selling Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the proxy statement, referred to in paragraph 4.1(o) (the "Prospectus and Proxy Statement"), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act in connection with the meeting of the Selling Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

         5.8 CAPITAL LOSS CARRYFORWARDS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquiring Fund and the Selling Fund shall cause KPMG Peat Marwick LLP to issue a letter addressed to the Acquiring Fund and the Selling Fund, in form and substance satisfactory to the Funds, setting forth the federal income tax implications relating to capital loss carryforwards (if any) of the Selling Fund and the related impact, if any, of the proposed transfer of all of the assets of the Selling Fund to the Acquiring Fund and the ultimate dissolution of the Selling Fund, upon the shareholders of the Selling Fund.

                                                    ARTICLE VI

                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund, and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this

Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable. No shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus and Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus and Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus and Proxy Statement as of its date, as of the date of the Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus and Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of Blanchard Funds and the Selling Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.


         6.3 The merger between First Union Corporation and Signet Banking Corporation shall be completed prior to the Closing Date.

         6.4 The acquisition of the assets of the Predecessor Fund by the Acquiring Fund shall have been completed prior to the Closing Date.

                                                    ARTICLE VII

               CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by Blanchard Funds' President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of Blanchard Funds.

         7.3.1 The Acquiring Fund shall have received on the Closing Date an opinion of Dickstein Shapiro Morin & Oshinsky LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund, and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or The Commonwealth of Massachusetts is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of Blanchard Funds' Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) The descriptions in the Prospectus and Proxy Statement of this Agreement, as set forth under the caption "Reasons for the Reorganization - Agreement and Plan of Reorganization," the Interim Advisory Agreement and the Previous Advisory Agreement, as set forth under the caption "Information Regarding the Interim Advisory Agreement," the Interim Sub- Advisory Agreement and the Previous Sub-Advisory Agreement, as set forth under the caption "Information Regarding the Interim Sub-Advisory Agreement" and the description of voting requirements applicable to approval of the Interim Advisory Agreement and Interim Sub-Advisory Agreement, as set forth under the caption "Voting Information Concerning the Meeting," insofar as the latter constitutes a summary of applicable voting requirements under the Investment Company Act of 1940, as amended, are, in each case, accurate and fairly present the information required to be shown by the applicable requirements of Form N-14.

                  (g) Such counsel does not know of any legal or governmental proceedings, insofar as they relate to the Selling Fund existing on or before the date of mailing of the Prospectus and Proxy Statement and the Closing Date, required to be described in the Prospectus and Proxy Statement or to be filed as an exhibit to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus and Proxy Statement.


         7.3.2 The Acquiring Fund shall have received on the Closing Date an opinion of C. Grant Anderson, Esq., Assistant Secretary of the Blanchard Funds, in form satisfactory to the Acquiring Fund as follows: Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable (except that, under Massachusetts law, Selling Fund Shareholders could under certain circumstances be held personally liable for obligations of the Selling Fund).


         Mr. Anderson shall also state that he has reviewed and is familiar with the contents of the Prospectus and Proxy Statement and, although he is not passing upon and does not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus and Proxy Statement on the basis of the foregoing, no facts have come to his attention that lead him to believe that the Prospectus and Proxy Statement as of its date, as of the date of the Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that he does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Acquiring Fund, contained in the Prospectus and Proxy Statement or Registration Statement.

         The opinions set forth in paragraphs 7.3.1 and 7.3.2 may state that such opinions are solely for the benefit of the Acquiring Fund. Such opinions shall contain such other assumptions and limitations as shall be in the opinion of Dickstein Shapiro Morin & Oshinsky LLP and C. Grant Anderson, as applicable, appropriate to render the opinions expressed therein, and shall indicate, with respect to matters of Massachusetts law, that as Dickstein Shapiro Morin & Oshinsky LLP and C. Grant Anderson are not admitted to the bar of Massachusetts, such opinions are based either upon the review of published statutes, cases and rules and regulations of the Commonwealth of Massachusetts or upon an opinion of Massachusetts counsel.


         In this paragraph 7.3, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.


         7.4 The merger between First Union Corporation and Signet Banking Corporation shall be completed prior to the Closing Date.

                                                   ARTICLE VIII

              FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                                FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of Blanchard Funds' Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

         8.6 The parties shall have  received a favorable  opinion of Sullivan &
Worcester   LLP,   addressed  to  the  Acquiring   Fund  and  the  Selling  Fund
substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(D) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus and Proxy Statement, and inquiries of appropriate officials of the Blanchard Funds responsible for financial and accounting matters, nothing came to their attention that caused them to believe that such unaudited pro forma financial statements do not comply as to form in all material respects with the applicable accounting requirement of the 1933 Act and the published rules and regulations thereunder;

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus and Proxy Statement were prepared based on the valuation of the Selling Fund's assets in accordance with the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information pursuant to procedures customarily utilized by the Acquiring Fund in valuing its own assets;

                  (e) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by Selling Fund's management and were found to be mathematically correct.

         In addition, the Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect, that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the calculation of net asset value per share of the Selling Fund as of the Valuation Date was determined in accordance with generally accepted accounting practices and the portfolio valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratio appearing in the Registration Statement and Prospectus and Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.

                                                    ARTICLE IX

                                                     EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund will be borne by First Union National Bank. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                                     ARTICLE X

                                     ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                                    ARTICLE XI

                                                    TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, Blanchard Funds, the respective Trustees or officers, to the other party or its Trustees or officers.

                                                    ARTICLE XII

                                                    AMENDMENTS


         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.


                                                   ARTICLE XIII

                         HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                                              LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of the Selling Fund and the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Blanchard Funds or the Evergreen Equity Trust personally, but shall bind only the trust property of the Selling Fund and the Acquiring Fund, as provided in the Declarations of Trust of Blanchard Funds and the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of Blanchard Funds on behalf of the Selling Fund and the Trust on behalf of the Acquiring Fund and signed by authorized officers of Blanchard Funds and the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Selling Fund and the Acquiring Fund as provided in the Declarations of Trust of Blanchard Funds and the Trust.

         IN WITNESS WHEREOF, the parties have duly executed and sealed this Agreement, all as of the date first written above.



                                     EVERGREEN FIXED INCOME TRUST
                                     ON BEHALF OF EVERGREEN INTERMEDIATE
                                     TERM BOND FUND
                                     By:

                                     Name:

                                     Title:



                                     BLANCHARD FUNDS
                                     ON BEHALF OF BLANCHARD SHORT-TERM
                                     FLEXIBLE INCOME FUND
                                     By:

                                     Name:

                                     Title:

                                                                   EXHIBIT B

                                                  BLANCHARD FUNDS

                                            INTERIM MANAGEMENT CONTRACT


         This Contract is made this 28th day of November, 1997 between Virtus Capital Management, Inc., a Maryland corporation having its principal place of business in Richmond, Virginia (the "Manager"), and Blanchard Funds, a Massachusetts business trust having its principal place of business in Pittsburgh,

Pennsylvania (the "Trust").

         WHEREAS the Trust is an open-end management investment company as that term is defined in the Investment Company Act of 1940, as amended, and is registered as such with the Securities and Exchange Commission; and

         WHEREAS Manager is engaged in the business of rendering investment advisory and management services.

         NOW, THEREFORE, the parties hereto, intending to be legally bound, hereby agree as follows:


         1. The Trust hereby appoints Manager as manager for each of the portfolios ("Funds") of the Trust which executes an exhibit to this Contract, and Manager accepts the appointments. Subject to the direction of the Trustees of the Trust, Manager shall provide or procure on behalf of each of the Funds all management and administrative services. In carrying out its obligations under this paragraph, the Manager shall: (i) provide or arrange for investment research and supervision of the investments of the Funds; (ii) select and evaluate the performance of each Fund's Portfolio Sub-Adviser; (iii) select and evaluate the performance of the Administrator; and (iv) conduct or arrange for a continuous program of appropriate sale or other disposition and reinvestment of each Fund's assets.


         2. Manager, in its supervision of the investments of each of the Funds, will be guided by each of the Fund's investment objective and policies and the provisions and restrictions contained in the Declaration of Trust and By-Laws of the Trust and as set forth in the Registration Statements and exhibits as may be on file with the Securities and Exchange Commission.

         3. Each Fund shall pay or cause to be paid all of its own expenses and its allocable share of Trust expenses, including, without limitation, the expenses of organizing the Trust and continuing its existence; fees and expenses of Trustees and officers of the Trust; fees for management services and administrative personnel and services; expenses incurred in the distribution of its shares ("Shares"), including expenses of administrative support services; fees and expenses of preparing and printing its Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and any amendments thereto; expenses of registering and qualifying the Trust, the Funds, and Shares of the Funds under federal and state laws and regulations; expenses of preparing, printing, and distributing prospectuses (and any amendments thereto) to shareholders; interest expense, taxes, fees, and commissions of every kind; expenses of issue (including cost of Share certificates), purchase, repurchase, and redemption of Shares, including expenses attributable to a program of periodic issue; charges and expenses of custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing and mailing costs, auditing, accounting, and legal expenses; reports to shareholders and governmental officers and commissions; expenses of meetings of Trustees and shareholders and proxy solicitations therefor; insurance expenses; association membership dues and such nonrecurring items as may arise, including all losses and liabilities incurred in administering the Trust and the Funds. Each Fund will also pay its allocable share of such extraordinary expenses as may arise including expenses incurred in connection with litigation, proceedings, and claims and the legal obligations of the Trust to indemnify its officers and Trustees and agents with respect thereto.

         4. Each of the Funds shall pay to Manager, for all services rendered to each Fund by Manager hereunder, the fees set forth in the exhibits attached hereto.

         5. If, for any fiscal year, the total of all ordinary business expenses of the Fund, including all investment advisory fees but excluding distribution fees, taxes, interest and extraordinary expenses and certain other excludable expenses, would exceed the most restrictive expense limits imposed by any statute or regulatory authority of any jurisdiction in which Shares of the Fund are offered for sale Manager shall reduce its management fee in order to reduce such excess expenses, but will not be required to reimburse the Fund for any ordinary business expenses which exceed the amount of its management fee for such fiscal year. The amount of any such reduction is to be borne by the Manager and shall be deducted from the monthly management fee otherwise payable to the Manager during such fiscal year. For the purposes of this paragraph, the term "fiscal year" shall exclude the portion of the current fiscal year which shall have elapsed prior to the date hereof and shall include the portion of the then current fiscal year which shall have elapsed at the date of termination of this Agreement.

         6. The net asset value of each Fund's Shares as used herein will be calculated to the nearest 1/10th of one cent.

         7. The Manager may from time to time and for such periods as it deems appropriate reduce its compensation (and, if appropriate, assume expenses of one or more of the Funds) to the extent that any Fund's expenses exceed such lower expense limitation as the Manger may, by notice to the Fund, voluntarily declare to be effective.


         8. This Contract shall begin for each Fund as of the date of execution of the applicable exhibit and shall continue in effect with respect to each Fund presently set forth on an exhibit (and any subsequent Funds added pursuant to an exhibit during the initial term of this Contract) until the earlier of the Closing Date defined in the Agreement and Plan of Reorganization dated as of November 26, 1997 with respect to each Fund or for two years from the date of this Contract set forth above and thereafter for successive periods of one year, subject to the provisions for termination and all of the other terms and conditions hereof if: (a) such continuation shall be specifically approved at least annually by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Contract or interested persons of any such party cast in person at a meeting called for that purpose; and (b) Manager shall not have notified a Fund in writing at least sixty (60) days prior to the anniversary date of this Contract in any year thereafter that it does not desire such continuation with respect to that Fund. If a Fund is added after the first approval by the Trustees as described above, this Contract will be effective as to that Fund upon execution of the applicable exhibit and will continue in effect until the next annual approval of the Contract by the Trustees and thereafter for successive periods of one year, subject to approval as described above.


         9. Notwithstanding any provision in this Contract, it may be terminated at any time with respect to any Fund, without the payment of any penalty, by the Trustees of the Trust or by a vote of the shareholders of that Fund on sixty
(60) days' written notice to Manager.

         10. This Contract may not be assigned by Manager and shall automatically terminate in the event of any assignment. Manager may employ or contract with such other person, persons, corporation, or corporations at its own cost and expense as it shall determine in order to assist it in carrying out this Contract.

         11. In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under this Contract on the part of Manager, Manager shall not be liable to the Trust or to any of the Funds or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.

         12. This Contract may be amended at any time by agreement of the parties provided that the amendment shall be approved both by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Contract or interested persons of any such party to this Contract (other than as Trustees of the Trust) cast in person at a meeting called for that purpose, and where required by Section 15(a)(2) of the Act, on behalf of a Fund by a majority of the outstanding voting securities of such Fund as defined in Section 2(a)(42) of the Act.

         13. The Manager acknowledges that all sales literature for investment companies (such as the Trust) are subject to strict regulatory oversight. The Manager agrees to submit any proposed sales literature for the Trust (or any Fund) or for itself or its affiliates which mentions the Trust (or any Fund) to the Trust's distributor for review and filing with the appropriate regulatory authorities prior to the public release of any such sales literature, provided, however, that nothing herein shall be construed so as to create any obligation or duty on the part of the Manager to produce sales literature for the Trust (or any Fund). The Trust agrees to cause its distributor to promptly review all such sales literature to ensure compliance with relevant requirements, to promptly advise Manager of any deficiencies contained in such sales literature, to promptly file complying sales literature with the relevant authorities, and to cause such sales literature to be distributed to prospective investors in the Trust.

         14. A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the Trust as Trustees and not individually and that the obligations of this instrument are not binding upon any of the Trustees, or any of the officers, employees, agents or shareholders of the Trust individually but are binding only upon the assets and property of the Trust. Notice is also hereby given that the obligations pursuant to this instrument of a particular Fund and of the Trust with respect to that particular Fund shall be limited solely to the assets of that particular Fund.

         15. This Contract shall be construed in accordance with and governed by the laws of the Commonwealth of Pennsylvania.

         16. This Contract will become binding on the parties hereto upon their execution of the attached exhibits to this Contract.

                                                     EXHIBIT A
                                                      to the
                                                Management Contract

                                           Blanchard Global Growth Fund
                                          Blanchard Flexible Income Fund

                                  Blanchard Short-Term  Flexible Income Fund
                                       Blanchard Flexible Tax-Free Bond Fund

                                          Blanchard Growth & Income Fund

         For all services rendered by Manager hereunder, the above-named Funds of the Trust shall pay to Manager and Manager agrees to accept as full compensation for all services rendered hereunder, an annual management fee equal to the following percentage ("the applicable percentage") of the average daily net assets of each Fund


Name of Fund                                  Percentage of Net Assets
Blanchard Global Growth Fund                  1% of the first $150 million
                                              of average  daily net
                                              assets,  .875% of the
                                              Fund's  average daily
                                              net  assets in excess
                                              of $150  million  but
                                              not  exceeding   $300
                                              million  and  .75% of
                                              the  Fund's   average
                                              daily  net  assets in
                                              excess     of    $300
                                              million.
Blanchard Flexible Income Fund                .75%
Blanchard Growth & Income Fund                1.10% of the Fund's average
                                              daily net assets, .40% of
                                              which, which would otherwise
                                              be received by Manager and
                                              paid to the Chase Manhattan
                                              Bank, N.A. ("Chase") for
                                              portfolio advisory services,
                                              shall be paid to Chase
                                              directly by the Fund under a
                                              separate investment advisory
                                              agreement between Chase and
                                              the Fund.

Blanchard Short-Term                          .75%
Flexible Income Fund
Blanchard Flexible Tax-Free                   .75%
Bond Fund



         The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of the applicable percentage applied to the daily net assets of the Fund.

         The advisory fee so accrued shall be paid to Manager daily except for the Blanchard Growth & Income Fund which shall be paid to Manager monthly.



         Witness the execution hereof this 28th day of November, 1997.




Attest:                                   Virtus Capital Management, Inc.


________________________                  By: ___________________________
         Secretary                                 Executive Vice President



Attest:                                   Blanchard Funds


________________________                  By: ____________________________
         Assistant Secretary                                Vice President

                                                                      EXHIBIT C

                                          INTERIM SUB-ADVISORY AGREEMENT


         THIS AGREEMENT is made this 28th day of November, 1997 by and between VIRTUS CAPITAL MANAGEMENT, INC., a Maryland corporation (the "Manager"), and OFFITBANK, a New York banking corporation (the "Sub-Adviser" or "OFFITBANK") with respect to the following recital of fact:


                                                   R E C I T A L

         WHEREAS, Blanchard Funds (the "Trust") is registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations promulgated thereunder; and

         WHEREAS, the Sub-Adviser is a New York banking corporation and engages in the business of acting as an investment adviser;
and

         WHEREAS, the Trust is authorized to issue shares of beneficial interest in separate series, with each such series representing interests in a separate portfolio of securities and other assets; and


         WHEREAS, the Trust offers shares in one series called the Blanchard Short-Term Flexible Income Fund (such series, being referred to as the "Fund"); and


         WHEREAS, the Trust and the Manager have entered into an agreement of even date herewith to provide for management services for the Fund on the terms and conditions set forth therein (the "Interim Management Agreement"); and

         WHEREAS, OFFITBANK proposes to render investment advisory services to the Manager in connection with the Manager's responsibilities to the Fund's portfolio on the terms and conditions hereinafter set forth.

         NOW  THEREFORE,   in  consideration  of  the  mutual  covenants  herein
contained and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties hereto agree as follows:

         1. Investment Management. OFFITBANK shall act as a Sub- Adviser for the Fund and shall, in such capacity, supervise the investment and reinvestment of the cash, securities or other properties comprising the Fund's portfolio, subject at all times to the direction of the Manager and the policies and control of the Trust's Board of Trustees. OFFITBANK shall give the Fund the benefit of its best judgment, efforts and facilities in rendering its services as Sub-Adviser.

         2. Investment Analysis and Implementation. In carrying out its obligation under paragraph 1 hereof, the Sub-Adviser shall:

                  (a) use the same skill and care in providing such service as it uses in providing services to fiduciary accounts for which it has investment responsibilities;

                  (b) obtain and evaluate pertinent information about significant developments and economics, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or the Fund's portfolio and whether concerning the individual issuers whose securities are included in the Fund's portfolio or the activities in which the issuers engage, or with respect to securities which the Sub-Adviser considers desirable for inclusion in the Fund's portfolio;

                  (c)   determine   which  issuers  and   securities   shall  be
         represented in the Fund's portfolio and regularly report thereon to the Trust's Board of Trustees;

                  (d) formulate and implement continuing programs for the purchases and sales of the securities of such issuers and regularly report thereon to the Trust's Board of Trustees;

                  (e) be authorized to give instructions to the custodian and/or sub-custodian of the Fund appointed by the Trust's Board of Trustees, as to deliveries of securities, transfers of currencies and payments of cash for the account of the Fund, in relation to the matters contemplated by this Agreement; and

                  (f) take, on behalf of the Fund, all actions which appear to the Trust and the Manager necessary to carry into effect such purchase and sale programs and supervisory functions as aforesaid, including the placing of orders for the purchase and sale of securities for the Fund and the prompt reporting to the Manager of such purchases and sales.

         3. Broker-Dealer Relationships. The Sub-Adviser is responsible for decisions to buy and sell securities for the Fund's portfolio, broker-dealer selection, and negotiation of brokerage commission rates. The Sub-Adviser's primary consideration in effecting a security transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Sub-Adviser will take the following into consideration: the best net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Board of Trustees may determine, the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Sub-Adviser's overall responsibilities with respect to the Fund and to its other clients as to which it exercises investment discretion. Subject to such policies as the Board of Trustees may determine, the Sub-Adviser will purchase and sell foreign currency contracts and other securities for the Fund. The Sub-Adviser is further authorized to allocate the orders placed by it on behalf of the Fund to any affiliated broker-dealer of the Fund or to such brokers and dealers who also provide research or statistical material, or other services to the Fund, the Manager or the Sub-Adviser. Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine and the Sub-Adviser will report on said allocations regularly to the Board of Trustees of the Trust indicating the brokers to whom such allocations have been made and the basis therefor.

         4. Control by Board of Trustees. Any investment program undertaken by the Sub-Adviser pursuant to this Agreement, as well as any other activities undertaken by the Sub-Adviser on behalf of the Fund pursuant thereto, shall at all times be subject to any directives of the Board of Trustees of the Trust. The Manager shall provide the Sub-Adviser with written notice of all such directives, so long as this Agreement remains in effect.

         5. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Sub-Adviser shall at all times conform to:

                  (a)      all applicable provisions of the 1940 Act;

                  (b) the provisions of the Registration Statement of the Trust under the Securities Act of 1933 and the 1940 Act;
         and

                  (c) any other applicable provisions of state and federal law.

         6. Expenses. The Sub-Adviser shall maintain, at its expense and without cost to the Manager or the Fund, a trading function in order to carry out its obligations under subparagraph (f) of paragraph 2 hereof to place orders for the purchase and sale of portfolio securities for the Fund.

         7. Delegation of Responsibilities. Upon request of the Manager and with the approval of the Trust's Board of Trustees, the Sub-Adviser may perform services on behalf of the Fund which are not required by this Agreement. Such services will be performed on behalf of the Fund and the Sub-Adviser's cost in rendering such services may be billed monthly to the Manager, subject to examination by the Manager's independent accountants. Payment or assumption by the Sub-Adviser of any Fund expense that the Sub-Adviser is not required to pay or assume under this Agreement shall not relieve the Manager or the Sub-Adviser of any of their obligations to the Fund or obligate the Sub-Adviser to pay or assume any similar Fund expense on any subsequent occasions.

         8. Compensation. For the services to be rendered and the facilities furnished hereunder, the Manager shall pay the Sub- Adviser a monthly fee at the annual rate of .30% of the Fund's first $25 million of average daily net assets; plus .25% of the Fund's average daily net assets in excess of $25 million but less than $50 million; plus .20% of the Fund's average daily net assets in excess of $50 million. Compensation under this Agreement shall be calculated and accrued daily and the amounts of the daily accruals shall be paid monthly. The compensation paid to the Sub-Adviser will not be reduced by the amount of brokerage commissions received by the Sub-Adviser or its affiliated broker-dealer pursuant to Section 17(e)(2) of the 1940 Act. If this Agreement becomes effective subsequent to the first day of a month or shall terminate before the last day of a month, compensation for that part of the month this Agreement is in effect shall be prorated in a manner consistent with the calculation of the fees as set forth above. Payment of the Sub- Adviser's compensation for the preceding month shall be made as promptly as possible after the end of each month.

         9. Exclusivity. OFFITBANK agrees that it will not render advisory or sub-advisory services to any other similar publicly offered no-load or low-load open-end investment company registered with the Securities and Exchange Commission while this Agreement is in effect. In the event of the termination of this Agreement by the Sub-Adviser such exclusivity shall continue for a period of [ ] months from the effective date of such termination. For the purposes of this Agreement, low-load shall be defined as a sales charge of 3% or less. The Sub-Adviser, however, shall be free to render investment advisory or other services to others (including unit trusts and registered investment companies other than no load or low load investment companies) and to engage in other activities, so long as its services under this Agreement are not impaired thereby.


         10. Term. This Agreement shall become effective at the close of business on the date hereof and shall remain in force and effect until the earlier of the Closing Date defined in the Agreement and Plan of Reorganization dated November 26, 1997 with respect to the Fund or for an initial term of two years, and shall remain in effect thereafter if approved in the manner set forth in Section 10 hereof.


         11. Renewal. Following the expiration of its initial two year term, this Agreement shall continue in force and effect from year to year, provided that such continuance is specifically approved at least annually:

                  (a) (i) by the Trust's Board of Trustees or (ii) by the vote of a majority of the Fund's outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act), and

                  (b) by the affirmative vote of a majority of the Trustees who are not parties to this agreement or interested persons of a party to this Agreement (other than as a Trustee of the Trust), by votes cast in person at a meeting specifically called for such purpose.

         12. Termination. This Agreement may be terminated at any time, without the payment of any penalty, by vote of the Trust's Board of Trustees or by vote of a majority of the Fund's outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act), or by the Manager or the Sub-Adviser, on sixty (60) days' written notice to the other party. This Agreement shall automatically terminate: (a) in the event of its assignment, the term "assignment" having the meaning defined in Section 2(a)(4) of the 1940 Act, or (b) in the event that the Interim Management Agreement between the Fund and the Manager shall terminate.

         13. Liability of the Sub-Adviser. In the absence of willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser or its officers, directors or employees, or reckless disregard by the Sub-Adviser of its duties under this Agreement, the Sub-Adviser shall not be liable to the Manager, the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

         14. Notices. Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Manager for this purpose shall be 707 East Main Street, Suite 1300, Richmond, Virginia 23219, that of the Trust for this purpose shall be Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, and the address of the Sub-Adviser for this purpose shall be 520 Madison Avenue, New York, New York 10022.

         15. Questions of Interpretation. Any questions of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such term or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such courts, by rules, regulations or orders of the Securities and Exchange Commission issued pursuant to said Act. In addition, where the effect of a requirement of the 1940 Act reflected in a provision of this Agreement is revised by rule, regulation or order of the Securities and Exchange Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate by their respective officers on the day and year first above written.

Attest:                                       OFFITBANK

                                              By
Title: Managing Director                      Title: Managing Director


Attest:                                       VIRTUS CAPITAL MANAGEMENT, INC.

                                              By
Title: Senior Vice President                  Title: Senior Vice President

                                                                      EXHIBIT D

                                    KEYSTONE
                           INTERMEDIATE TERM BOND FUND
(logo and picture of stars)
                                FUND-AT-A-GLANCE
                              As of June 30, 1997

     ONE YEAR PERFORMANCE       CLASS A        CLASS B      CLASS C
One year with sales charge        5.30  %        3.17  %      7.06  %
One year w/o sales charge         8.83  %        8.17  %      8.06  %
One year dividends per share      52.0 (cents)  46.3(cents)  46.3  (cents)
30-day SEC Yield
  (as of 6/30/97)                 5.82  %        5.25  %      5.26  %


AVERAGE
ANNUAL RETURNS**                CLASS A   CLASS B  CLASS C
Three years                       6.34  %  5.82  %  6.67  %
Five years                        5.89  %   N/A      N/A
Ten years                         6.56  %   N/A      N/A
Since Inception*                   N/A     4.61  %  4.96  %

CUMULATIVE RETURNS**            CLASS A   CLASS B  CLASS C
Eleven months w/o sales charge    8.40  %  7.81  %  7.70  %
Three years                      20.24  % 18.51  % 21.38  %
Five years                       33.11  %   N/A      N/A
Ten years                        88.72  %   N/A      N/A
Since Inception*                   N/A    22.01  % 23.80  %

 * CLASSES B AND C BEGAN 2/1/93.
** ALL RETURNS INCLUDE THE MAXIMUM APPLICABLE SALES CHARGE. FOR CLASSES WITH
   MORE THAN A 10-YEAR HISTORY, THE 10-YEAR HISTORY IS PRESENTED.

PORTFOLIO CHARACTERISTICS
Total Net Assets (all classes)  $29.0 million
Average Credit Quality          AA-
Average Maturity                6.3 years
Duration                        4.6 years

PORTFOLIO QUALITY                                                  JUNE 30, 1997
(AS A PERCENTAGE OF PORTFOLIO ASSETS)
(A pie graph appears here. See table below for plot points.)

BBB 18%
A   32%
AAA 38%
AA  12%


PORTFOLIO ALLOCATIONS ARE SUBJECT TO CHANGE.

OBJECTIVE
Keystone Intermediate Term Bond Fund seeks current income and, secondarily, capital preservation from investments in investment grade and high quality bonds.

STRATEGY
The Fund is designed to balance the benefits of short-and long-term bonds, by providing more income than short-term bonds and greater price stability than long-term bonds. The Fund invests primarily in government and corporate bonds and mortgage-backed securities with maturities of less than 10 years.

PORTFOLIO MANAGER

(photo of         Christopher P. Conkey, Senior Vice President and Chief
 Christopher      Investment Officer, Fixed Income, of Keystone Investment
 P. Conkey)       Management Company, is Portfolio Manager of Keystone
                  Intermediate Term Bond Fund. An investment professional with more than 14 years' experience, Mr. Conkey also is Portfolio
                  Manager of Keystone Diversified Bond Fund (B-2). Mr. Conkey joined Keystone in 1988 from Constitution Capital, where he was a Vice President. A Chartered Financial Analyst, Mr.
                  Conkey is a member of the Government Bond Club of New England and the Bond Analysts Society of Boston. He is a graduate of Clark University and received his M.B.A. from Boston
                  University.

                                     KEYSTONE
                           INTERMEDIATE TERM BOND FUND  (logo and picture
                                                             of stars)
                                 MANAGEMENT REPORT
                                    August 1997

Dear Shareholder:
We are pleased to report to you on the Keystone Intermediate Term Bond Fund for the fiscal period that ended on June 30, 1997. This report is an annual report, reflecting the new fiscal year ending date of June 30, replacing the former fiscal year ending each July 31.

PERFORMANCE

Your Fund performed very well during the past year. In an environment of moderate economic growth, modest inflation, and relatively stable interest rates, your Fund was able to take advantage of opportunities among better quality corporate bonds and mortgage-backed securities to provide generous income consistent with limited price fluctuation.

ENVIRONMENT

During the past year, the U.S. economy enjoyed healthy economic growth and low inflation. If one were to look at interest rates at the beginning and end of the year, despite some near-term volatility one would see remarkable stability in rates. For example, the yield on a 30-year Treasury bond was 6.78% on June 30, just slightly below the 6.97% of July 31, 1996. This was an environment in which corporate bonds tended to do very well, as credit risk was low because of the overall strength of the economy.

STRATEGY

In the relatively stable interest rate environment of the past year, your Fund did not try to manage the portfolio maturities significantly in an effort to anticipate the direction of interest rate movements. Rather, the portfolio management team has searched for relative value among the various sectors in which the Fund invests.

Your Fund took advantage of the strong economy to increase its emphasis on high grade and investment grade corporate bonds and mortgage-backed securities, while de-emphasizing U.S. Treasuries. Between December 31, 1996 and June 30, 1997, for example, the allocation to U.S. government bonds in the portfolio was reduced from 21% to 9% of net assets, while the allocation to industrial bonds was increased from 13% to 16% and the allocation to collateralized mortgage obligations was increased from 21% to 28%.

The Fund also has increased its allocation to foreign securities from 9% on December 31, 1996 to approximately 24% at the end of the fiscal year. The foreign emphasis was increased to take advantage of the yield advantage of foreign bonds and to give the portfolio greater diversification. The Fund, which has hedged all foreign securities back into the U.S. dollar to protect against currency fluctuations, has invested in government bonds issued in Canada, Denmark and Germany. All three countries are enjoying low inflation and benefiting from sound fiscal policies.


PORTFOLIO COMPOSITION                                              JUNE 30, 1997
(AS A PERCENTAGE OF NET ASSETS)
(A pie graph appears here. See table below for plot points)

Repurchase agreements and other net assets  2.2%
U.S Government                              8.8%
Financial Corp.                            15.3%
Industrial Corp.                           15.9%
International/U.S.$                        15.4%
International/non-U.S.$*                    8.8%
Mortgage-backed                            27.5%
Asset-backed                                6.1%



* NON-U.S.-DOLLAR-DENOMINATED BONDS WERE FULLY HEDGED BACK INTO U.S. CURRENCY.

 PORTFOLIO ALLOCATIONS ARE SUBJECT TO CHANGE.


OUTLOOK

We believe the economy may increase its growth rate in the third quarter of 1997 after the apparent slowdown of the second, with gross domestic product growing at an anticipated annualized rate of 2 1/2-to-3% during the second half of the year. At the same time, we believe inflation can be contained within the present 2 1/2-to-3% range, and that interest rates will remain stable. We will continue, however, to monitor wage costs very closely to watch for early signs of inflation. With this favorable outlook, we anticipate a continued emphasis on corporate and mortgage-backed securities for at least the next several months.

Thank you for your support of Keystone Intermediate Term Bond Fund.

Sincerely,

/s/ALBERT H. ELFNER, III
ALBERT H. ELFNER, III
CHAIRMAN
Keystone Investment Management Company

/s/CHRISTOPHER P. CONKEY
CHRISTOPHER P. CONKEY
SENIOR VICE PRESIDENT
CHIEF INVESTMENT OFFICER, FIXED INCOME

                      STATEMENT OF ADDITIONAL INFORMATION

                         Acquisition of the Assets of

                   BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND

                                  a Series of

                                BLANCHARD FUNDS
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779
                                (800) 829-3863

                       By and In Exchange For Shares of

                     EVERGREEN INTERMEDIATE TERM BOND FUND
                                  a Series of
                         EVERGREEN FIXED INCOME TRUST
                              200 Berkeley Street
                         Boston, Massachusetts  02116
                                (800) 343-2898

         This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Blanchard Short-Term Flexible Income Fund ("Short- Term"), a series of Blanchard Funds, to Evergreen Intermediate Term Bond Fund ("Evergreen Intermediate"), in exchange for Class A shares of beneficial interest, $.001 par value per share, of Evergreen Intermediate, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:


         (1)      The   Statement  of   Additional   Information   of  Evergreen
                  Intermediate dated November 10, 1997;

         (2) The Statement of Additional Information of Short-Term dated November 30, 1997;

         (3)      Annual Report of Short-Term  for the year ended  September 30,
                  1997;

         (4)      Annual  Report  of  Evergreen   Intermediate  Term  Bond  Fund
                  (formerly known as Keystone Intermediate Term Bond Fund) for the year ended June 30, 1997; and


         (5) Pro Forma Combining Financial Statements (unaudited) dated June 30, 1997.

         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Evergreen Intermediate and Short-Term dated January 7, 1998. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Intermediate or Flexible Income at the telephone numbers or addresses set forth above.

         The date of this  Statement  of  Additional  Information  is January 7,
1998.







                         EVERGREEN LONG TERM BOND FUNDS
                EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS
                   200 BERKELEY STREET, BOSTON, MASSACHUSETTS
                                 (800) 343-2898




           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 10, 1997
                    FOR THE FOLLOWING SERIES OF THE EVERGREEN
                        FIXED INCOME TRUST (THE "TRUST"):

                         EVERGREEN DIVERSIFIED BOND FUND
                      EVERGREEN INTERMEDIATE TERM BOND FUND
                      (EACH A "FUND", TOGETHER THE "FUNDS")



     This statement of additional information ("SAI") provides additional information about all classes of shares of the Funds listed above. It is not a prospectus and you should read it in conjunction with the prospectuses of the Funds dated November 10, 1997, as supplemented from time to time. You may obtain a copy of the prospectuses from the Funds' distributor, Evergreen Distributor, Inc.


                                TABLE OF CONTENTS



INVESTMENT POLICIES........................................................3
         Investment Restrictions And Guidelines............................8

MANAGEMENT OF THE TRUST...................................................10
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................12
INVESTMENT ADVISORY AND OTHER SERVICES....................................13
         Investment Advisory Services.....................................13

         Distribution Plan................................................14

         Additional Service Providers.....................................15

BROKERAGE ALLOCATION AND OTHER PRACTICES..................................16
         Brokerage Commissions............................................16

         Selection of Brokers.............................................16

         General Brokerage Policies.......................................17

ORGANIZATION..............................................................17
         Form of Organization.............................................17

         Description of Shares............................................17

         Voting Rights....................................................18

         Limitation of Trustees' Liability................................18

PURCHASE, REDEMPTION AND PRICING OF SHARES................................18
         How the Funds Offer Shares to the Public.........................18

         Sales Charge Waivers or Reductions...............................20

         Exchanges........................................................21

         How The Funds Value Shares.......................................22

         Shareholder Services.............................................22

PRINCIPAL UNDERWRITER.....................................................23
ADDITIONAL TAX INFORMATION................................................24
CALCULATION OF PERFORMANCE DATA...........................................26
ADDITIONAL INFORMATION....................................................26
         Other Information................................................26

FINANCIAL STATEMENTS......................................................26
APPENDIX A...............................................................A-1



                               INVESTMENT POLICIES


SECURITIES AND INVESTMENT PRACTICES

     The investment objectives of each Fund and a description of the securities in which each Fund may invest are set forth in each Fund's prospectuses. The following expands upon the discussion in the prospectuses regarding certain investments of the Funds.

U.S GOVERNMENT OBLIGATIONS

     The types of U.S.  Government  obligations  in which  each Fund may  invest
generally   include   obligations   that  the  U.S.   Government   agencies   or
instrumentalities issued or guaranteed.

     These securities are backed by:

     (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities; or

     (2) the credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities that may not always receive financial support from the U.S. Government are:

     (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

     (ii) Farmers Home Administration;

     (iii) Federal Home Loan Banks;

     (iv) Federal Home Loan Mortgage Corporation;

     (v) Federal National Mortgage Association; and

     (vi) Student Loan Marketing Association.


     GNMA SECURITIES

     The Funds may invest in securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation, which guarantees the timely payment of principal and interest, but not premiums paid to purchase these instruments. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages.

     Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

LIMITED PARTNERSHIPS

     Evergreen Diversified Bond Fund may invest in limited and master limited partnerships. A limitedpartnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

     For an organization classified as a partnership under the Internal Revenue Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

     A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the Securities and Exchange Commission ("SEC") and are freely exchanged on a securities exchange or in the over-the-counter market.


RESTRICTED AND ILLIQUID SECURITIES

     Pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A"), the Board of Trustees of the Trust determines the liquidity of certain restricted securities Rule 144A is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for sale under Rule 144A. In determining the liquidity of certain restricted securities the Trustees consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.


WHEN-ISSUED, DELAYED-DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

     The Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. These transactions involve the purchase of debt obligations with delivery and payment normally taking place within a month or more after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.

     Segregated accounts will be established with the custodian, and each Fund will maintain liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

     Each Fund uses when-issued, delayed-delivery and forward commitment transactions to secure what it considers to be an advantageous price and yield at the time of purchase. When a Fund engages in when-issued, delayed-delivery and forward commitment transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. If the buyer or seller fails to complete the sale, then a Fund may miss the opportunity to obtain the security at a favorable price or yield.

     Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although the Funds may earn income on securities it has deposited in a segregated account. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

LOANS OF SECURITIES

     To  generate  income  and  offset  expenses,  the Funds may lend  portfolio securities to broker-dealers and other financial institutions. Loans of securities by each Fund may not exceed 30% of the value of its total assets. While securities are on loan, the borrower will pay a Fund any income accruing on the security. The Funds may invest any collateral they receive in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect each Fund and its shareholders.

     When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. Each Fund will require collateral in an amount equal to at least 100% of the current market values of the securities lent, including accrued interest. A Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. A Fund may pay reasonable fees in connection with such loans.

     Although voting rights attendant to securities lent pass to the borrower, the Funds may call such loans at any time and may vote the securities if they believe a material event affecting the investment is to occur. The Funds may experience a delay in receiving additional collateral or in recovering the securities lent or may even suffer a loss of rights in the collateral should the borrower of the securities fail financially. The Funds may only make loans to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.


REPURCHASE AGREEMENTS

     The Funds may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by each Fund's investment adviser (as hereinafter defined) to be creditworthy. In a repurchase agreement, a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

     A Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. Each Fund's investment adviser believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

REVERSE REPURCHASE AGREEMENTS

     As described herein, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

     The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

     When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

FINANCIAL FUTURES CONTRACTS

     The Funds may enter into financial futures contracts as a hedge against decreases or increases in the value of securities they hold or intend to acquire.


     The Funds will not maintain open positions in futures contracts they have sold or call options they have written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of their securities portfolios plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, each Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.


OPTIONS

     The Funds may buy or sell (i.e., write) put and call options on securities they hold or intend to acquire. The Funds may also buy and sell options on financial futures contracts. The Funds will use options as a hedge against decreases or increases in the value of securities they hold or intend to acquire. The Funds may purchase put and call options for the purpose of offsetting previously written put and call options of the same series.

     The Funds may write only covered options. With regard to a call option, this means that a Fund will own, for the life of the option, the securities subject to the call option. Each Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If a Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

     Each Fund currently does not intend to invest more than 5% of its net assets in options.

"MARGIN" IN FUTURES TRANSACTIONS

     Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, each Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

     A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark-to-market its open futures positions. Each Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

     The Funds may not buy or sell futures contracts or related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

FOREIGN SECURITIES

     The Funds may invest in foreign securities or U.S. securities traded in foreign markets. Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

FOREIGN CURRENCY TRANSACTIONS

     As one way of managing exchange rate risk, the Funds may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when a Fund enters into the contract. A Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. A Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment adviser's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. A Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

HIGH YIELD BONDS

     Each Fund may invest in high yield, high risk bonds. While investment in high yield bonds provides opportunities to maximize return over time, investors should be aware of the following risks associated with high yield bonds:

     (1) High yield bonds are rated below investment grade, i.e., BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investors Service ("Moody's"). Securities so rated are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.

     (2) The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by specific corporate developments or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

     (3) Their value may be more susceptible to real or perceived adverse economic, company or industry conditions and publicity than is the case for higher quality securities.

     (4) Their value, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of below-investment grade bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to adverse or positive economic changes or individual corporate developments.

     (5) The secondary market for such securities may be less liquid at certain times than the secondary market for higher quality debt securities, which may adversely effect (1) the market price of the security, (2) the Fund's ability to dispose of particular issues and (3) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

     (6) Zero coupon bonds and PIKs involve additional special considerations. For example, zero coupon bonds pay no interest to holders prior to maturity of interest. PIKs are debt obligations that provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater fluctuation in value due to changes in interest rates than debt obligations that pay interest currently. Even though these investments do not pay current interest in cash, the Fund is, nonetheless, required by tax laws to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Fund could be required at times to liquidate investments in order to fulfill its intention to distribute substantially all of its net income as dividends. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result.

     Evergreen Diversified Bond Fund may invest in securities rated as low as D by S&P or C- by Moody's. Such securities may have defaulted on payments of principal and/or interest at the time of investment. (Rating categories are described in the Appendix.) Evergreen Diversified Bond Fund will invest in debt so rated only when the investment adviser believes the issuer's financial condition will improve through reorganization or other measures. Evergreen Intermediate Term Bond Fund will not invest in securities rated below CCC by S&P or Caa by Moody's. Each Fund may also invest in high yield, high risk securities which are unrated or rated under a different system if a Fund's investment adviser believes they are comparable to high yield securities in which each Fund may otherwise invest.

     The investment adviser considers the ratings of S&P and Moody's assigned to various securities, but does not rely solely on these ratings because (1) S&P and Moody's assigned ratings are based largely on historical financial data and may not accurately reflect the current financial outlook of companies; and (2) there can be large differences among the current financial conditions of issuers within the same category.


INVESTMENT RESTRICTIONS AND GUIDELINES


FUNDAMENTAL POLICIES

     The Funds have adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of each Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

     DIVERSIFICATION

     Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.


     CONCENTRATION

     Each Fund may not concentrate its investments in the securities of issuers primarily engaged in a particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

     ISSUING SENIOR SECURITIES

     Except as permitted under the 1940 Act, each Fund may not issue senior securities.


     BORROWING

     Each Fund may not borrow money, except to the extent permitted by applicable law.


     UNDERWRITING

     Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

     REAL ESTATE

     Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

     COMMODITIES

     Each Fund may not purchase or sell physical commodities or contracts on commodities except to the extent that each Fund may engage in financial futures contacts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     LOANS TO OTHER PERSONS

     Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.


GUIDELINES

     Unlike the Fundamental Policies above, the following guidelines may be changed by the Trust's Board of Trustees without shareholder approval.


     DIVERSIFICATION

     Under the 1940 Act, with respect to the 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.


     BORROWINGS

     Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3 % of its total assets (including the amount borrowed). Each Fund may borrow up to an additional 5% of its total assets for temporary purposes. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

     ILLIQUID SECURITIES

     Each Fund may not invest more than 15% of its net assets in securities that are Illiquid. A security is Illiquid when a Fund may not dispose of it in the ordinary course of business within seven days at approximately the value at which each Fund has the investment on its books.


     INVESTMENT IN OTHER INVESTMENT COMPANIES

     Each Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, each Fund may not (1) own more than 3% of the outstanding voting stock of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, each Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as each Fund.

     SHORT SALES

     Each Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. Each Fund may effect a short sale in connection with an underwriting in which each Fund is a participant.

                             MANAGEMENT OF THE TRUST


     Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex, other than Evergreen Variable Trust of which Messrs. Howell, Salton and Scofield are the only Trustees.

NAME AND DATE OF BIRTH               POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
Laurence B. Ashkin                   Trustee                         Real estate developer and construction consultant;
(DOB: 2/2/28)                                                        President of Centrum Equities and Centrum
                                                                     Properties, Inc.

Charles A. Austin III                Trustee                         Investment Counselor to Appleton Partners, Inc.;
(DOB: 10/23/34)                                                      former Managing Director, Seaward Management
                                                                     Corporation (investment advice).

K. Dun Gifford                       Trustee                         Trustee, Treasurer and Chairman of the Finance
(DOB: 10/12/38)                                                      Committee, Cambridge College; Chairman Emeritus
                                                                     and Director, American Institute of Food and
                                                                     Wine; Chairman and President, Oldways Preservation
                                                                     and Exchange  Trust (education); former Chairman of
                                                                     the  Board,  Director, and Executive Vice President,
                                                                     The  London Harness Company; former Managing Partner,
                                                                     Roscommon Capital Corp.; former Chief Executive Officer,
                                                                     Gifford Gifts of Fine Foods; former Chairman, Gifford,
                                                                     Drescher  & Associates (environmental consulting); former
                                                                     Director, Keystone  Investments,  Inc.

22159                                                            10



NAME AND DATE OF BIRTH               POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
James S. Howell                      Chairman of the                 Former Chairman of the Distribution Foundation for
(DOB: 8/13/24)                       Board of  Trustees              the Carolinas; former Vice President of Lance Inc.
                                                                     (food manufacturing).

Leroy Keith, Jr.                     Trustee                         Director of Phoenis Total Return Fund and Equifax,
                                                                     Inc.; Trustee of Phoenix Series Fund, Phoenix
(DOB: 2/14/39)                                                       Multi-Portfolio Fund, and The Phoenix Big Edge
                                                                     Series Fund; and former President, Morehouse
                                                                     College.

Gerald M. McDonnell                  Trustee                         Sales Representative with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                       (steel producer).

Thomas  L. McVerry                   Trustee                         Former Vice President and Director of Rexham
(DOB: 8/2/39)                                                        Corporation; and former Director of Carolina
                                                                     Cooperative Federal Credit Union.

*William Walt  Pettit                Trustee                         Partner in the law firm of Holcomb and Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                         Vice Chair and former Executive Vice President,
(DOB: 9/14/41)                                                       DHR International, Inc. (executive recruitment);
                                                                     former Senior Vice President, Boyden International
                                                                     Inc. (executive recruitment); and Director,
                                                                     Commerce and Industry Association of New
                                                                     Jersey, 411 International, Inc., and J&M Cumming
                                                                     Paper Co.

Russell A. Salton, III MD            Trustee                         Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                                        Services; and former Managed Health Care
                                                                     Consultant; former President, Primary Physician
                                                                     Care.

Michael S. Scofield                  Trustee                         Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima                     Trustee                         Chairman, Environmental Warranty, Inc. (insurance
(DOB: 8/11/39)                                                       agency); Executive Consultant, Drake Beam Morin,
                                                                     Inc.  (executive outplacement); Director of Connecticut
                                                                     Natural Gas Corporation, Hartford Hospital, Old State
                                                                     House Association, Middlesex Mutual Assurance Company,
                                                                     and Enhance Financial Services, Inc.; Chairman, Board of
                                                                     Trustees, Hartford Graduate Center; Trustee, Greater
                                                                     Hartford YMCA; former Director, Vice  Chairman and Chief
                                                                     Investment Officer, The Travelers Corporation; former
                                                                     Trustee, Kingswood-Oxford School; and former
                                                                     Managing Director and Consultant, Russell Miller,  Inc.

John J. Pileggi                      President and                   Senior Managing Director, Furman Selz LLC since
                                     Treasurer                       1992; Managing Director from 1984 to 1992;
                                                                     Consultant  to BISYS Fund Services since 1996;
                                                                     230 Park Avenue, Suite 910, New York, NY.

George O. Martinez                   Secretary                       Senior Vice President and Director of
                                                                     Administration and Regulatory Services, BISYS
                                                                     Fund Services; Vice President/Assistant General
                                                                     Counsel, Alliance Capital Management from 1988
                                                                     to 1995; 3435 Stelzer Road, Columbus, Ohio.


         *This Trustee may be considered an interested Trustee within the meaning of the 1940 Act.

         The officers of the Trust are all officers and/or employees of BISYS Fund Services ("BISYS"), except for Mr. Pileggi, who is a consultant to BISYS. For more information on BISYS, see "Sub-Administrator" below.

     Listed below is the estimated aggregate Trustee compensation for calendar year 1998.

                               COMPENSATION TABLE

Name Of Person,     Aggregate        Pension Or             Estimated Annual   Total
Postion             Compensation     Retirement             Benefits Upon      Compensation
                    From Registant   Benefits Accrued       Retirement         From Registrant
                                     As Part Of Fund                           And Fund
                                     Expenses                                  Complex Paid To
                                                                               Directors

Laurence B. Ashkin        $5,000            $0                  $0             $75,000
Charles A. Austin         $5,000            $0                  $0             $75,000
K. Dun Gifford            $4,500            $0                  $0             $70,000
James S. Howell           $6,000            $0                  $0             $95,000
Leroy Keith Jr.           $4,500            $0                  $0             $70,000
Gerald M. McDonnell       $5,000            $0                  $0             $75,000
Thomas L. McVerry         $5,500            $0                  $0             $86,000
William Walt Petit        $4,500            $0                  $0             $70,000
David M. Richardson       $5,000            $0                  $0             $75,000
Russell A. Salton, III    $4,500            $0                  $0             $70,000
Michael S. Scofield       $4,500            $0                  $0             $70,000
Richard J. Shima          $4,500            $0                  $0             $70,000



              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding Class A, Class B, Class C or Class Y shares of any Fund. As of the same date, no person, to any Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares.


                     INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISORY SERVICES



INVESTMENT ADVISER

     The investment adviser to the Funds (the "Adviser") is KEYSTONE INVESTMENT MANAGEMENT COMPANY, 200 Berkeley Street, Boston, Massachusetts 02116. The Adviser is a subsidiary of First Union Corporation, which is a bank holding company headquartered at 301 South College Street, Charlotte North Carolina 28288. First Union Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

     Each Fund pays the Adviser a fee for its services at the annual rate set forth below:

                                                                Aggregate Net
Annual                                                     Asset Value of the
MANAGEMENT FEE                   INCOME                    SHARES OF THE FUND
                        2% of Gross Dividend and
                          Interest Income, Plus

0.50% of the first                                       $  100,000,000 plus
0.45% of the next                                        $  100,000,000 plus
0.40% of the next                                        $  100,000,000 plus
0.35% of the next                                        $  100,000,000 plus
0.30% of the next                                        $  100,000,000 plus
0.25% of amounts over                                    $  500,000,000.



The Adviser's fee is computed as of the close of business each business day and payable monthly.



INVESTMENT ADVISORY CONTRACTS

     On behalf of each Fund, the Trust has entered into investment advisory agreements with the Adviser (the "Advisory Agreements"). Under the Advisory Agreements, and subject to the supervision of the Trust's Board of Trustees, the Adviser furnishes to the appropriate Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Adviser pays for all of the expenses incurred in connection with the provision of its services. The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the Adviser, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the
Distribution Plan (as applicable) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of such Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees of the Trust on matters relating to such Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and all extraordinary charges and expenses of such Fund.

     Each Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees (Trustees who are not interested persons of the Fund, as defined in the 1940 Act) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. Each Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

GENERAL

     The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit a Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment adviser. The Rule 17a-7 Procedures also allow the Funds to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment adviser. The Funds may engage in such transaction if they are equitable to each participant and consistent with each participant's investment objective.

DISTRIBUTOR

     Evergreen Distributor, Inc. (the "Distributor"), markets the Funds through broker-dealers and other financial representatives. Its address is 125 W. 55th Street, New York, NY 10019.

DISTRIBUTION PLANS

     Distribution fees are accrued daily and paid monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, and, in the case of Class C shares, without the assessment of a contingent deferred sales charge after the first year following the month of purchase, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares and the Class C shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

     Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Class B and Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the disinterested Trustees are committed to the discretion of such disinterested Trustees then in office.

     The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

     Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that Class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

     The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares.

     In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that Class or Classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such Class or Classes through deferred sales charges.

     All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by Class, and in either case, by a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular Class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. Any Plan, Shareholder Services Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the disinterested Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment.

ADDITIONAL SERVICE PROVIDERS


ADMINISTRATOR

     Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides each Fund with facilities, equipment and personnel and is entitled to receive a fee based on the aggregate average daily net assets of the Fund based on the total assets of all mutual funds advised by First Union Corporation subsidiaries. The fee paid to EIS is calculated in accordance with the following schedule: 0.50% on the first $7 billion; 0.035% on the next $3 billion; 0.030% on the next $5 billion; 0.020% on the next $10 billion; 0.015% on the next $5 bilion and 0.010% on assets in excess of $30 billion.


SUB-ADMINISTRATOR

     BISYS provides such personnel and certain administrative services to the Funds pursuant to a sub- administrator agreement. For its services under that agreement, BISYS receives a fee from EIS based on the aggregate average daily net assets of each Fund at a rate based on the total assets of all mutual funds administered by EIS for which subsidiaries of First Union Corporation also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule: 0.0100% on the first $7 billion; 0.0075% on the next $3 billion; 0.0050% on the next $15 billion; 0.0040% on assets in excess of $25 billion. BISYS is an affiliate of the Distributor.


TRANSFER AGENT

     Evergreen Service Company, a subsidiary of First Union Corporation, is the Funds' transfer agent. Under agreements with the Funds, the transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is 200 Berkeley Street, Boston, Massachusetts 02116.

INDEPENDENT AUDITORS

     KPMG Peat Marwick LLP audits each Fund's financial statements. The auditor's address is 99 High Street, Boston, Massachusetts 02110.


     CUSTODIAN

     State Street Bank and Trust Company is the Funds' custodian. Under agreements with the Funds, the bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

LEGAL COUNSEL

     Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.



     BROKERAGE ALLOCATION AND OTHER PRACTICES


     BROKERAGE COMMISSIONS

     Each Fund expects to buy and sell its fixed-income securities through principal transactions directly from the issuer or from an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. Usually, when a Fund buys a security from an underwriter, the purchase price will include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.


SELECTION OF BROKERS

     In effecting transactions in portfolio securities for each Fund, the Adviser seeks the best execution of orders at the most favorable prices. The Adviser determines whether a broker has provided the Fund with best execution and price in the execution of a securities transaction by evaluating, among other things:

         1.       overall direct net economic result to the Fund,
         2.       the efficiency with which they effect the transaction,
         3. the broker's ability to effect the transaction where a large block is involved,
         4. the broker's readiness to execute potentially difficult transactions in the future,
         5.       the financial strength and stability of the broker, and
         6. the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information ("research services").

     Each Fund's management weighs these considerations in determining the overall reasonableness of the brokerage commissions paid.

     Each Fund considers the receipt of research services by a Fund or the Adviser to be in addition to, and not instead of, the services the Adviser is required to perform under the Advisory Agreement. The Adviser believes that it cannot determine or practically allocate the cost, value and specific application of such research ervices between a Fund and its other clients, who may indirectly benefit from the availability of such services. Similarly, the Fund may indirectly benefit from information made available from transactions effected for the Adviser's other clients. The Advisory Agreements also permit the Adviser to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934; if the Adviser does so on a basis that is fair and equitable to the Fund.

     Neither the Funds nor the Adviser intends on placing securities transactions with any particular broker-dealer. The Trust's Board of Trustees has determined, however, that each Fund may consider sales of Fund shares when selecting of broker-dealers to execute portfolio transactions, subject to the requirements of best execution described above.

GENERAL BROKERAGE POLICIES

     The Adviser makes investment decisions for each Fund independently from those of its other clients. It may frequently develop, however, that the Adviser will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, the Adviser will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of a Fund's securities, each Fund believes that in other cases its ability to participate in volume transactions will produce better executions. In order to take advantage of the availability of lower purchase prices, the Funds may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.

     The Board of Trustees periodically reviews each Fund's brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.


                                 ORGANIZATION


FORM OF ORGANIZATION

     Each Fund is a series of an open-end management investment company, known as "EVERGREEN FIXED INCOME TRUST" (the "Trust"). The Trust was formed as a Delaware business trust on September 17, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.



DESCRIPTION OF SHARES

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of a Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.


VOTING RIGHTS


     Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. However, the Trust intends to hold meetings at least annually. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of each Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.

     After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

LIMITATION OF TRUSTEES' LIABILITY

     The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

HOW THE FUNDS OFFER SHARES TO THE PUBLIC

     You may buy shares of a Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. Evergreen Diversified Bond Fund offers three classes of shares, Class A, Class B and Class C, each of which differs primarily with respect to sales charges and distribution fees. Evergreen Intermediate Term Bond Fund offers four classes of shares, Class A, Class B, Class C and Class Y, each of which differs primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy a Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem a Fund's shares or no sales charges at all.

PURCHASE ALTERNATIVES

         CLASS A SHARES

     With certain exceptions, when you purchase Class A shares of Evergreen Diversified Bond Fund you will pay a maximum sales charge of 4.75%. When you purchase Class A shares of Evergreen Intermediate Term Bond Fund you will pay a maximum sales charge of 3.25%. (The prospectuses contain a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases.) If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, a Fund will charge a CDSC of 1.00% if you redeem during the month of purchase and the 12-month period following the month of purchase. See "Contingent Deferred Sales Charge" below.

         CLASS B SHARES

     The Funds offer Class B shares at net asset value (without a front-end load). With certain exceptions, however, the Funds will charge a CDSC on shares you redeem within 72 months after the month of purchase. The Funds will charge CDSCs at the following rates:


         REDEMPTION TIMING                                       CDSC RATE
         Month of purchase and the first twelve-month
              period following the month of purchase.................5.00%
         Second twelve-month
              period following the month of purchase.................4.00%
         Third twelve-month
              period following the month of purchase.................3.00%
         Fourth twelve-month
              period following the month of purchase.................3.00%
         Fifth twelve-month
              period following the month of purchase.................2.00%
         Sixth twelve-month
              period following the month of purchase.................1.00%
         Thereafter..................................................0.00%



Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.)


         CLASS C SHARES

     Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Funds offer Class C shares at net asset value (without an initial sales charge). With certain exceptions, however, the Funds will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

         CLASS Y (EVERGREEN INTERMEDIATE TERM BOND FUND ONLY)

     No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset"), (2) certain institutional investors and (3) investment advisory clients of the Capital Management Group of First Union National Bank, Evergreen Asset, Keystone Investment Management Company, or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

CONTINGENT DEFERRED SALES CHARGE

     The Funds charge a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that they have incurred in connection with the sales of their shares (see "Distribution Plans"). If imposed, the Funds deduct the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, a Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the distributor or a predecessor distributor.


SALES CHARGE WAIVERS OR REDUCTIONS


REDUCING CLASS A FRONT-END LOADS

     With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges.

         COMBINED PURCHASES

     You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds with a maximum sales load of 4.75%, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

         RIGHTS OF ACCUMULATION

     You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%, assuming shares were sold with a maximum sales load of 4.75%.

         LETTER OF INTENT

     You can, by completing the the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.


     SHARES THAT ARE NOT SUBJECT TO A SALES CHARGE OR CDSC



     WAIVER OF SALES CHARGES

     The Funds may sell their shares at net asset value without an initial sales charge to:

         1.       purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3.       institutional   investors,   which  may  include   bank  trust
                  departments and registered investment advisers;

         4. investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer;

         7. employees of First Union National Bank, its affiliates, the Distributor, any broker-dealer with whom the Distributor has entered into an agreement to sell shares of a Fund, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen Funds, the Distributor or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in any Evergreen Fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

     With respect to items 8 and 9 above, a Fund will only sell shares to these parties upon the purchasers' written assurances that the purchases are for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by a Fund. The Funds will not charge any CDSC on redemptions by such purchasers.

     WAIVER OF CDSCS

     The Funds do not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which a Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. a financial hardship withdrawal made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).


     EXCHANGES

     Investors may exchange shares of a Fund for shares of the same class of any other Evergreen fund, as described under the section entitled "Exchanges" in the Fund's prospectuses. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

     HOW THE FUNDS VALUE SHARES


     HOW AND WHEN THE FUNDS CALCULATE ITS NET ASSET VALUE PER SHARE ("NAV")

     Each Fund computes its NAV once daily on Monday through Friday, as described in the prospectuses. Each Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The NAV of each Fund is calculated by dividing the value of a Fund's net assets attributable to that class by all of the shares issued for that class.


     HOW A FUND VALUES THE SECURITIES IT OWNS

     Current values for a Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded in the over-the-counter market, other than on NMS, are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

         (5) Short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

         (6) Securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.


     Foreign securities for which market quotations are not readily available are valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to
transactions  in  such  securities,   quotations  from  broker-dealers,   market
transactions in comparable securities and various relationships between securities and yield to maturity in determining value.


SHAREHOLDER SERVICES

     As described in the prospectuses, a shareholder may elect to receive their dividends and capital grains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates his or her address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


                              PRINCIPAL UNDERWRITER

     The Distributor is the principal underwriter for the Trust and with respect to each class of each Fund. The Trust has entered into Principal Underwriting Agreements ( "Underwriting Agreements") with the Distributor with respect to each class of each Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

     The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreements provide that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

     All subscriptions and sales of shares by the Distributor are at the public offering price of the Funds' shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Trust and the Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreements, the Trust is not liable to anyone for failure to accept any order.

     The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

     The Underwriting Agreements provide that they will remain in effect as long as their terms and continuance are approved annually (1) by a vote of a majority of the Trust's Independent Trustees, and (2) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

     The Underwriting Agreements may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreements will terminate automatically upon their "assignments," as that term is defined in the 1940 Act.

     From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                           ADDITIONAL TAX INFORMATION


REQUIREMENTS FOR QUALIFICATION AS A REGISTERED INVESTMENT COMPANY

     Each Fund intends to qualify for and elect the tax treatment applicable to a regulated investment company ("RIC") under Subchapter M of the Internal
Revenue Code of 1986, as amended (the "Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; (ii) derive less than 30% of its gross income from the sale or other disposition of securities, options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the RIC's principal business of investing in securities (or options and futures with respect thereto) held for less than three months (this requirement is repealed for Fund fiscal years beginning after August 5, 1997); and (iii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.


TAXES ON DIVIDENDS

     Distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

     To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net investment income plus net realized short-term capital gains, if any). Since none of a Fund's income will consist of corporate dividends, no distributions will qualify for the 70% corporate dividends received deduction.

     From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders. For federal tax purposes, shareholders must include such distributions when calculating their long-term capital gains. Distributions of long-term capital gains are taxable as such to a shareholder, no matter how long the shareholder has held the shares.

     Distributions by a Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder must pay taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

     All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.

     If more than 50% of the value of a Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and a Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount a Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on a Fund's investments. The shareholder will be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.


TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

     Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than eighteen months is generally subject to a maximum federal income tax rate of 20% for an individual. The maximum capital gains tax rate for capital assets held by an individual for more than twelve months but not more than eighteen months is generally 28%. Also, a shareholder must treat as long-term capital gains or losses any capital gains or losses on Fund shares held for more than one year. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

     Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.

GENERAL

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                         CALCULATION OF PERFORMANCE DATA


     Total return quotations for a class of shares of each Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

     Current yield quotations as they may appear, from time to time, in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of a Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period.

     Any given yield or total return quotation should not be considered representative of a Fund's yield or total return for any future period.



                             ADDITIONAL INFORMATION


OTHER INFORMATION

     Except as otherwise stated in its prospectus or required by law, each Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

     No dealer, salesman or other person is authorized to give any information or to make any representation not contained in a Fund's prospectuses, SAI or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

     The Funds' prospectuses and SAI omit certain information contained in the Trust's registration statement. The Funds have filed this SAI with the SEC and you may get a copy of the SAI by writing to the Securities and Exchange Commission's principal office in Washington, D.C. To get a copy of the SAI from the SEC, you will have to pay the fee prescribed by their rules and regulations.


                              FINANCIAL STATEMENTS

     The audited statement of assets and liabilities and the reports thereon of KPMG Peat Marwick LLP for the Funds will be filed by amendment.

                                   APPENDIX A
                       COMMON AND PREFERRED STOCK RATINGS


A.       S&P'S EARNINGS AND DIVIDEND RANKINGS FOR COMMON STOCKS


     Because the investment process involves assessment of various factors, such as product and industry position, corporate resources, and financial policy, with results that make some common stocks more highly esteemed than others, Standard & Poor's Corporation ("S&P") believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. S&P rankings, however, do not reflect all of the factors, tangible or intangible, that bear on stock quality.

     Growth and stability of earnings and dividends are deemed key elements in establishing S&P earnings and dividend rankings for common stocks, which capsulize the nature of this record in a single symbol.

     S&P has established a computerized scoring system based on per share earnings and dividend records of the most recent ten years, a period deemed long enough to measure a company's performance under varying economic conditions. S&P measures growth, stability within the trend line, and cyclicality. The ranking system also makes allowances for company size, since large companies have certain inherent advantages over small ones. From these, scores for earnings and dividends are determined.

     The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample which is reviewed and sometimes modified with the following ladder of rankings:


A+       Highest         B+       Average            C       Lowest

A        High            B        Below Average      D       In Reorganization

A-       Above Average   B-       Lower


     S&P believes its rankings are not a forecast of future market price performance, but are basically an appraisal of past performance of earnings and dividends, and relative current standing.


B.       MOODY'S COMMON STOCK RANKINGS


     Moody's Investors Service ("Moody's") presents a concise statement of the important characteristics of a company and an evaluation of the grade (quality) of its common stock. Data presented includes: (a) capsule stock information which reveals short and long term growth and yield afforded by the indicated dividend, based on a recent price; (b) a long term price chart which shows patterns of monthly stock price movements and monthly trading volumes; (c) a breakdown of a company's capital account which aids in determining the degree of conservatism or financial leverage in a company's balance sheet; (d) interim earnings for the current year to date, plus three previous years; (e) dividend information; (f) company background; (g) recent corporate developments; (h) prospects for a company in the immediate future and the next few years; and (i) a ten year comparative statistical analysis.

     This information provides investors with information on what a company does, how it has performed in the past, how it is performing currently, and what its future performance prospects appear to be.

     These characteristics are then evaluated and result in a grading, or indication of quality. The grade is based on an analysis of each company's financial strength, stability of earnings, and record of dividend payments. Other considerations include conservativeness of capitalization, depth and caliber of management, accounting practices, technological capabilities, and industry position. Evaluation is represented by the following grades:



         (1)      High Grade

         (2)      Investment Grade

         (3)      Medium Grade

         (4)      Speculative Grade



C.       MOODY'S PREFERRED STOCK RATINGS



         Preferred stock ratings and their definitions are as follows:

     1. AAA: An issue that is rated AAA is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     2. AA: An issue that is rated AA is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     3. A: An issue that is rated A is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the AAA and AA classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     4. BAA: An issue that is rated BAA is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     5. BA: An issue that is rated BA is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     6. B: An issue that is rated B generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     7. CAA: An issue that is rated CAA is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     8. CA: An issue that is rated CA is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     9. C: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                             CORPORATE BOND RATINGS



A.       S&P CORPORATE BOND RATINGS



     An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the United States, with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

     The ratings are based, in varying degrees, on the following considerations:



         a. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         b.       Nature of and provisions of the obligation; and

         c. Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.



     PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


         Bond ratings are as follows:


         1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         5. BB, B, CCC, CC AND C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

B.       MOODY'S CORPORATE BOND RATINGS

         Moody's ratings are as follows:


     1. AAA - Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     2. AA - Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in AAA securities.

     3. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     4. BAA - Bonds which are rated BAA are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     5. BA - Bonds which are rated BA are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     6. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     7. Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


     8. Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.


     9. C - Bonds which are rated as C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                       STATEMENT OF ADDITIONAL INFORMATION

                      BLANCHARD FLEXIBLE TAX-FREE BOND FUND
                            FEDERATED INVESTORS TOWER
                            PITTSBURGH, PA 15222-3779


This Statement is not a prospectus but should be read in conjunction with the current prospectus dated November 30, 1997 (the "Prospectus"), pursuant to which the Blanchard Flexible Tax-Free Bond Fund (the "FUND") is offered.
Please retain this document for future reference.

To obtain the Prospectus please call the FUND at 1-800-829-3863.


TABLE OF CONTENTS                                    Page

General Information and History                       2
Investment Objective and Policies                     2
Securities in Which the FUND May Invest               3
Investment Restrictions                               8
Portfolio Transactions                                9
Computation of Net Asset Value                       10
Performance Information                              11
Additional Purchase and Redemption Information       13
Tax Matters                                          13
Blanchard Funds Management                           18
Management Services                                  22
Portfolio Management Services                        23
Custodian                                            23
Administrative Services                              24
Distribution Plan                                    24
Description of the FUND                              24
Shareholder Reports                                  25
Appendix A - Description of Bond Ratings           A-26

MANAGER
Virtus Capital Management, Inc.

PORTFOLIO ADVISER
United States Trust Company of New York

DISTRIBUTOR
Federated Securities Corp.

CUSTODIAN
Signet Trust Company

TRANSFER AGENT
Federated Shareholder Services Company

INDEPENDENT ACCOUNTANTS
Deloitte & Touche LLP

Dated:  November 30, 1997

                         GENERAL INFORMATION AND HISTORY

         As described in the FUND's Prospectus, the FUND is a non-diversified series of Blanchard Funds, a Massachusetts business trust that was organized under the name "Blanchard Strategic Growth Fund" (the "Trust"). The trustees of the Trust approved the change in the name of the Trust on December 4, 1990. The FUND is a "no-load" fund which seeks to provide a high level of current interest income exempt from Federal income tax consistent with the preservation of principal. The FUND invests primarily in obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest from which, in the opinion of bond counsel for the issuer, is exempt from Federal income tax ("Municipal Obligations"). There is no assurance that the FUND will achieve its investment objective. This objective is a fundamental policy and may not be changed except by a majority vote of shareholders.

                        INVESTMENT OBJECTIVE AND POLICIES

         The following information supplements, and should be read in conjunction with, the sections in the FUND's Prospectus entitled "Investment Objective and Policies," "Securities in Which the Fund May Invest" and "Other Investment Information."

         The FUND's investment objective is to provide a high level of current interest income exempt from Federal income tax consistent with the preservation of principal. The FUND will invest at least 65% of its assets in Municipal Obligations, except when maintaining a temporary defensive position.

         The FUND invests in Municipal Obligations which are determined by U.S. Trust to present minimal credit risks. As a matter of fundamental policy, except during temporary defensive periods, the FUND will maintain at least 80% of its assets in tax-exempt obligations. (This policy may not be changed without the vote of the holders of a majority of the FUND's outstanding shares.) However, from time to time on a temporary defensive basis due to market conditions, the FUND may hold uninvested cash reserves or invest in taxable obligations in such proportions as, in the opinion of U.S. Trust, prevailing market or economic conditions may warrant. Uninvested cash reserves will not earn income. Should the FUND invest in taxable obligations, it would purchase: (i) obligations of the U.S. Treasury; (ii) obligations of agencies and instrumentalities of the U.S. Government; (iii) money market instruments, such as certificates of deposit, commercial paper, and bankers' acceptances; (iv) repurchase agreements collateralized by U.S. Government obligations or other money market instruments;
(v) municipal bond index futures and interest rate futures contracts; or (vi) securities issued by other investment companies that invest in high quality, short-term securities. Interest income from certain short-term holdings may be taxable to shareholders as ordinary income.

         In seeking to achieve its investment objective, the FUND may invest in "private activity bonds" (see "Municipal Obligations" below), the interest on which is treated as a specific tax preference item under the Federal alternative minimum tax. Investments in such securities, however, will not exceed, under normal market conditions, 20% of the FUND's total assets when added together with any taxable investments held by the FUND.

         The Municipal Obligations purchased by the FUND will consist of: (1) municipal bonds rated "A" or better by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Ratings Group ("S&P") or, in certain instances, municipal bonds with lower ratings if they are deemed by U.S. Trust to be comparable to A-rated issues; (2) municipal notes rated "MIG-2" or better ("VMIG-2" or better in the case of variable rate notes) by Moody's or "SP-2" or better by S&P; and (3) municipal commercial paper rated "Prime-2" or better by Moody's or "A-2" or better by S&P. If not rated, securities purchased by the FUND will be of comparable quality to the above ratings as determined by U.S. Trust under the supervision of the FUND's Board of Trustees. A discussion of Moody's and S&P's rating categories is contained in Appendix A.

         Although the FUND does not presently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by U.S. Trust. To the extent that the FUND's assets are concentrated in Municipal Obligations payable from revenues on similar projects, the FUND will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the FUND's assets were not so concentrated.

                     SECURITIES IN WHICH THE FUND MAY INVEST

         MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obligations which may be held by the FUND are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the FUND are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity revenue bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         The FUND's portfolio may also include "moral obligation" securities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the FUND.

         The FUND may also purchase custodial receipts evidencing the right to receive either the principal amount or the periodic interest payments ("stripped") or both with respect to specific underlying Municipal Obligations. In general, such "stripped" Municipal Obligations are offered at a substantial discount in relation to the principal and/or interest payments which the holders of the receipt will receive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Obligation, such yield will be exempt from Federal income tax for such investor to the same extent as interest on the underlying Municipal Obligation. The FUNDs intend to purchase "stripped" Municipal Obligations only when the yield thereon will be, as described above, exempt from Federal income tax to the same extent as interest on the underlying Municipal Obligations. "Stripped" Municipal Obligations are considered illiquid securities subject to the 10% limit described in "Investment Limitations" in the Statement of Additional Information.

         FUTURES CONTRACTS. The FUND may purchase and sell municipal bond index and interest rate futures contracts as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make a delivery of an amount equal to a specified dollar amount times the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

         The FUND may enter into contracts for the future delivery of fixed-income securities commonly known as interest rate futures contracts. Interest rate futures contracts are similar to the municipal bond index futures contracts except that, instead of a municipal bond index, the "underlying commodity" is represented by various types of fixed-income securities.

         The FUND will not engage in transactions in futures contracts for speculation, but only as a hedge against changes in market values of securities which it holds or intends to purchase where the transactions are intended to reduce risks inherent in the management of the FUND. The FUND may engage in futures contracts only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission ("SEC").

         When investing in futures contracts, the FUND must satisfy certain asset segregation requirements to ensure that the use of futures is unleveraged. When the FUND takes a long position in a futures contract, it must maintain a segregated account containing cash and/or certain liquid assets equal to the purchase price of the contract, less any margin or deposit. When the FUND takes a short position in a futures contract, the FUND must maintain a segregated account containing cash and/or certain liquid assets equal to the market value of the securities underlying such contract, less any margin or deposit, which must be at least equal to the market price at which the short position was established.

         Transactions by the FUND in futures contracts may subject the FUND to a number of risks. Successful use of futures by the FUND is subject to the ability of U.S. Trust to anticipate correctly movements in the direction of the market. In addition, there may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts and movements in the price of the instruments being hedged. Further, there is no assurance that a liquid market will exist for any particular futures contract at any particular time. Consequently, the FUND may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase, or it may be unable to close a futures position in the event of adverse price movements. Any income from investments in futures contracts will be taxable income of the FUND.

         MONEY MARKET INSTRUMENTS. Money market instruments that may be purchased by the FUND in accordance with its investment objectives and policies stated above include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation, or by a savings association or savings bank which is insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation. Investments in time deposits are limited to no more than 5% of the value of the FUND's total assets at time of purchase.

         Investments by the FUND in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, the FUND may acquire unrated commercial paper that is determined by U.S. Trust at the time of purchase to be of comparable quality to rated instruments that may be acquired by the FUND.

         Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instrument purchased by the FUND, the FUND may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for the FUND to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the FUND is not entitled to exercise its demand rights, and the FUND could, for this or other reasons, suffer a loss with respect to such instrument.

         REPURCHASE AGREEMENTS. As stated above, the FUND may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). The FUND will enter into repurchase agreements only with financial institutions such as banks or broker/dealers which are deemed to be creditworthy by U.S. Trust under guidelines approved by the FUND's Board of Trustees. The FUND will not enter into repurchase agreements with U.S. Trust or its affiliates. Repurchase agreements maturing in more than seven days will be considered illiquid securities subject to the 10% limit described in "Investment Restrictions."

         The seller under a repurchase agreement will be required to maintain the value of the obligations subject to the agreement at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose the FUND to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Income on the repurchase agreements will be taxable.

         INVESTMENT COMPANY SECURITIES. The FUND may also invest in securities issued by other investment companies that invest in high-quality, short-term securities and that determine their net asset value per share based on the amortized cost or penny-rounding method. In addition to the advisory fees and other expenses the FUND bears directly in connection with its own operations, as a shareholder of another investment company, the FUND would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the FUND's shareholders would indirectly bear the expenses of the FUND and the other investment company, some or all of which would be duplicative. Such securities will be acquired by the FUND within the limits prescribed by the Investment Company Act of 1940 (the "1940 Act").

         WHEN-ISSUED AND FORWARD TRANSACTIONS AND STAND-BY COMMITMENTS. The FUND may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the FUND to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. It is expected that forward commitments and "when-issued" purchases will not exceed 25% of the value of the FUND's total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The FUND does not intend to engage in "when-issued" purchases and forward commitments for speculative purposes, but only in furtherance of its investment objectives.

         In addition, the FUND may acquire "stand-by commitments" with respect to Municipal Obligations that it holds. Under a "stand-by commitment," a dealer agrees to purchase, at the FUND's option, specified Municipal Obligations at a specified price. The FUND will acquire "stand-by commitments" solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. "Stand-by commitments" acquired by the FUND would be valued at zero in determining the FUND's net asset value.

RISK FACTORS:

         FUTURES CONTRACTS. The FUND may enter into contracts for the purchase or sale for future delivery of municipal bond indices or fixed-income securities which otherwise meet the FUND's investment policies, to the extent permitted by the Commodity Futures Trading Commission (the "CFTC"). U.S. futures contracts have been designed by exchanges which have been designated "contract markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of contract markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

         A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make a delivery of an amount equal to a specified dollar amount times the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific, interest rate-sensitive financial instrument (debt security) at a specified price, date, time and place.

         The FUND will not use leverage when it enters into long futures or options contracts. For each such long position the FUND will deposit cash or cash equivalents, such as U.S. Government Securities or high grade debt obligations, having a value equal to the underlying commodity value of the contract as collateral with its custodian in a segregated account.

         No consideration is paid or received by the FUND upon entering into a futures contract. Upon entering into a futures contract, the FUND will be required to deposit in a segregated account with its custodian an amount of cash or cash equivalents, such as U.S. Government Securities or high grade debt obligations, equal to approximately 5% of the contract amount (this amount is subject to change by the exchange on which the contract is traded and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the FUND upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the FUND fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the currency or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, the FUND may elect to close the position by taking an opposite position, which will operate to terminate the FUND's existing position in the contract.

         There are several risks in connection with the use of futures contracts. Successful use of futures contracts is subject to the ability of FUND management to predict correctly movements in the price of the securities or currencies underlying the particular transaction. These predictions and, thus, the use of futures contracts involve skills and techniques that are different from those involved in the management of portfolio securities.

         Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the FUND intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the FUND to substantial losses. In such event, and in the event of adverse price movements, the FUND would be required to make daily cash payments of variation margin.

         REPURCHASE AGREEMENTS. The FUND may enter into repurchase agreements. Under a repurchase agreement, the FUND acquires a debt instrument for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the FUND to resell such debt instrument at a fixed price. The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the FUND's money is invested. The FUND's risk is limited to the ability of the seller to pay the agreed-upon sum upon the delivery date. When the FUND enters into a repurchase agreement, it obtains collateral having a value at least equal to the amount of the purchase price. Repurchase agreements can be considered loans, as defined by the 1940 Act, collateralized by the underlying securities. The return on the collateral may be more or less than that from the repurchase agreement. The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest earned. In evaluating whether to enter into a repurchase agreement, the Portfolio Adviser will carefully consider the creditworthiness of the seller. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the FUND may incur a loss.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, the FUND may lend its portfolio securities in an amount up to 33-1/3% of total FUND assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. No lending may be made to any companies affiliated with VCM or the Portfolio Adviser. The borrower at all times during the loan must maintain with the FUND cash or cash equivalent collateral or provide to the FUND an irrevocable letter of credit equal in value at all times to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the FUND any dividends or interest paid on such securities, and the FUND may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the FUND or the borrower at any time. The FUND may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.

ILLIQUID SECURITIES

         The FUND has adopted the following investment policy, which may be changed by the vote of the Board of Trustees. The FUND will not invest in illiquid securities if immediately after such investment more than 10% of the FUND's total assets (taken at market value) would be invested in such securities. The staff of the SEC defines an illiquid security as any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the company has valued the instrument.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The FUND may invest up to 10% of its total assets in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering."
Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration.

         The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. FUND management anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (the "NASD").

         FUND management will monitor the liquidity of restricted securities in the FUND's portfolio under the supervision of the FUND's Trustees. In reaching liquidity decision, FUND management will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

                             INVESTMENT RESTRICTIONS

         Investment restrictions are fundamental policies and cannot be changed without approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the FUND. As used in the Prospectus and the Statement of Additional Information, the term "majority of the outstanding shares" of the FUND means, respectively, the vote of the lesser of (i) 67% or more of the shares of the FUND present at a meeting, if the holders of more than 50% of the outstanding shares of the FUND are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the FUND. The following are the FUND's investment restrictions set forth in their entirety.

         1. The FUND, a non-diversified management investment company, at the close of each quarter of the FUND's taxable year, has the following restrictions: (a) with respect to 50% of the FUND's total assets, the FUND may not invest more than 5% of its total assets, at market value, in the securities of one issuer (except the securities of the U.S. Government, its agencies and instrumentalities) and (b) with respect to the other 50% of the FUND's total assets, the FUND may not invest more than 25% of the market value of its total assets in a single issuer (except the securities of the U.S. Government, its agencies and instrumentalities). These two restrictions, hypothetically, could give rise to the FUND having securities, other than U.S. Government securities, of as few as twelve issuers.

         2. The FUND will not purchase a security if, as a result: (a) it would own more than 10% of any class or of the outstanding voting securities of any single company; (b) more than 5% of its total assets would be invested in the securities of companies (including predecessors) that have been in continuous operation for less than 3 years; (c) more than 25% of its total assets would be concentrated in companies within any one industry (except that this restriction does not apply to U.S. Government securities); or (d) more than 5% of net assets would be invested in warrants or rights. (Included within that amount, but not to exceed 2% of the value of the FUND's net assets, may be warrants which are not listed on the New York or American Stock Exchanges.)

         3. The FUND may borrow money from a bank solely for temporary or emergency purposes (but not in an amount equal to more than 20% of the market value of its total assets). This does not preclude the FUND from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities. The FUND will not purchase additional securities while the amount of any borrowings is in excess of 5% of the market value of its total assets.

         4. The FUND will not make loans of money or securities except (i) through repurchase agreements, (ii) through loan participations, and
         (iii) through the lending of its portfolio securities as described in the Prospectus and in this Statement of Additional Information.

         5. The FUND may not invest more than 10% of its total assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

         6. The FUND may not pledge, mortgage or hypothecate its assets, except that to secure borrowings permitted by Restriction 3 above, the FUND may pledge securities having a value at the time of pledge not exceeding 10% of the market value of the FUND's total assets. Collateral arrangements with respect to the FUND's permissible futures transactions, including initial and variation margin, are not considered to be a pledge of assets for purposes of this restriction.

         7. The FUND may not buy any securities or other property on margin (except for the deposit of initial or variation margin in connection with hedging and risk management transactions and for such short term credits as are necessary for the clearance of transactions) or engage in short sales.

         8. The FUND may not invest in companies for the purpose of exercising control or management.

         9. The FUND may not underwrite securities issued by others except to the extent that the FUND may be deemed an underwriter when purchasing or selling portfolio securities.

         10. The FUND may not purchase or retain securities of any issuer (other than the shares of the FUND) if to the FUND's knowledge, those officers and Trustees of the FUND and the officers and directors of VCM or the Portfolio Adviser who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

         11. The FUND may not purchase or sell real property (including limited partnership interests, but excluding readily marketable securities of companies which invest in real estate).

         12. The FUND may not invest directly in oil, gas, or other mineral exploration or development programs or leases.

         13. The FUND may not issue senior securities.

         In order to permit the sale of shares of the FUND in certain states, the FUND may make commitments more restrictive than the restrictions described above. Should the FUND determine that any such commitment is no longer in the best interests of the FUND and its shareholders it will revoke the commitment by terminating sales of its shares in the state(s) involved.

         Percentage restrictions apply at the time of acquisition and any subsequent change in percentages due to changes in market value of portfolio securities or other changes in total assets will not be considered a violation of such restrictions.

                             PORTFOLIO TRANSACTIONS

         All orders for the purchase or sale of portfolio securities are placed on behalf of the FUND by the Portfolio Adviser subject to the supervision of VCM and the Trustees and pursuant to authority contained in the Investment Advisory Contract between the FUND and VCM, and the Sub-Advisory Agreement between VCM and the Portfolio Adviser. In selecting such brokers or dealers, the Portfolio Adviser will consider various relevant factors, including, but not limited to the best net price available, the size and type of the transaction, the nature and character of the markets for the security to be purchased or sold, the execution efficiency, settlement capability, financial condition of the broker-dealer firm, the broker-dealer's execution services rendered on a continuing basis and the reasonableness of any commissions.

         In addition to meeting the primary requirements of execution and price, brokers or dealers may be selected who provide research services, or statistical material or other services to the FUND or to the Portfolio Adviser for the FUND's use, which in the opinion of the Trustees, are reasonable and necessary to the FUND's normal operations. Those services may include economic studies, industry studies, security analysis or reports, sales literature and statistical services furnished either directly to the FUND or to the Portfolio Adviser. Such allocation shall be in such amounts as VCM or the Portfolio Adviser shall determine and the Portfolio Adviser shall report regularly to VCM who will in turn report to the Trustees on the allocation of brokerage for such services.

         The receipt of research from broker-dealers may be useful to the Portfolio Adviser in rendering investment management services to its other clients, and conversely, such information provided by brokers or dealers who have executed orders on behalf of the Portfolio Adviser's other clients may be useful to the Portfolio Adviser in carrying out its obligations to the FUND. The receipt of such research may not reduce the Portfolio Adviser's normal independent research activities.

         The Portfolio Adviser is authorized, subject to best price and execution, to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the FUND and are authorized to use Federated Securities Corp. ("the Distributor"), and the Portfolio Adviser or an affiliated broker-dealer on an agency basis, to effect a substantial amount of the portfolio transactions which are executed on the New York or American Stock Exchanges, Regional Exchanges and Foreign Exchanges where relevant, or which are traded in the Over-the-Counter market. Any profits resulting from portfolio transactions earned by the Distributor as a result of FUND transactions will accrue to the benefit of the shareholders of the Distributor who are also shareholders of VCM. The Investment Advisory Contract does not provide for any reduction in the management fee as a result of profits resulting from brokerage commissions effected through the Distributor. In addition, the Sub-Advisory Agreement between VCM and the Portfolio Adviser does not provide for any reduction in the advisory fees as a result of profits resulting from portfolio transactions effected through the Portfolio Adviser or an affiliated brokerage firm. For the fiscal year ended September 30, 1997, and for the period from May 1, 1996 through September 30, 1996, and for the fiscal years ended April 30, 1996 and 1995, the FUND paid no brokerage commissions. For the period from August 12, 1993 (commencement of operations) to April 30, 1994, the FUND paid no brokerage commissions.

         The Trustees have adopted certain procedures incorporating the standards of Rule 17e-1 issued under the 1940 Act which requires that the commissions paid to the Distributor or to the Portfolio Adviser or an affiliated broker-dealer must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." The Rule and the procedures also contain review requirements and require VCM to furnish reports to the Trustees and to maintain records in connection with such reviews.

         Brokers or dealers who execute portfolio transactions on behalf of the FUND may receive commissions which are in excess of the amount of commissions which other brokers or dealers would have charged for effecting such transactions; provided, VCM determines in good faith that such commissions are reasonable in relation to the value of the brokerage and/or research services provided by such executing brokers or dealers viewed in terms of a particular transaction or VCM's overall responsibilities to the FUND.

         It may happen that the same security will be held by other clients of VCM or of the Portfolio Adviser. When the other clients are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in accordance with a formula considered by VCM to be equitable to each, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. In some cases this system could have a detrimental effect on the price or volume of the security as far as the FUND is concerned. In other cases, however, the ability of the FUND to participate in volume transactions will produce better executions for the FUND.

         For the fiscal year ended September 30, 1997, and for the period from May 1, 1996 through September 30, 1996, and for the fiscal years ended April 30, 1996 and 1995, the FUND's annual rates of portfolio turnover were approximately 163%, 25%, 275%, and 170%, respectively.

                         COMPUTATION OF NET ASSET VALUE

         The net asset  value of the FUND is  determined  at 4:00 p.m.  (Eastern
Time) on each day that the New York Exchange is open for business and on such other days as there is sufficient trading in the FUND's securities to affect materially the net asset value per share of the FUND. The FUND will be closed on New Year's Day, Presidents' Day, Good Friday, Martin Luther King Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

DETERMINING MARKET VALUE OF SECURITIES

         Market or fair values of the FUND's portfolio securities are determined as follows:

         o according to the last reported sales price on a recognized securities exchange, if available. (If a security is traded on more than one exchange, the price on the primary market for that security, as determined by the Adviser or sub-adviser, is used.);
         o according to the last reported bid price, if no sale on the recognized exchange is reported or if the security is traded over-the-counter;
         o for short-term obligations, according to the prices furnished by an independent pricing service, except that short-term obligations with remaining maturities of 60 days or less at the time of purchase, may be valued at amortized cost; or
         o        at fair value as determined in good faith by the Trustees.

         Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities; yield; quality ; coupon rate; maturity; type of issue; trading characteristics; and other market data.

                             PERFORMANCE INFORMATION

         For purposes of quoting and comparing the performance of the FUND to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to Shareholders, performance will be stated both in terms of total return and in terms of yield. The total return basis combines principal and dividend income changes for the periods shown. Principal changes are based on the difference between the beginning and closing net asset values for the period and assume reinvestment of dividends and distributions paid by the FUND. Dividends and distributions are comprised of net investment income and net realized capital gains. Under the rules of the Commission, funds advertising performance must include total return quotes calculated according to the following formula:

                   P(1 + T)n    =    ERV

                     Where P    =    a hypothetical initial payment of $1,000

                           T    =    average annual total return

                           n    =    number of years (1, 5 or 10)

                         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods or at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

         Under the foregoing formula the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one, five, and ten year periods or a shorter period dating from the effectiveness of the FUND's registration statement. In calculating the ending redeemable value, the pro rata share of the account opening fee is deducted from the initial $1,000 investment and all dividends and distributions by the FUND are assumed to have been reinvested at net asset value as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

         The FUND's aggregate annualized total rate of return, reflecting the initial investment and reinvestment of all dividends and distributions for the fiscal year ended September 30, 1997, and the period from May 1, 1996 through September 30, 1996 was 9.59% and 7.27%, respectively. For the fiscal year ended April 30, 1996 and since inception (August 12, 1993 through September 30, 1997) the FUND's aggregate annualized total rates of return were 6.86% and 7.63%, respectively.

         The FUND may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the FUND's performance with other measures of investment return. For example, in comparing the FUND's total return with data published by Lipper Analytical Services, Inc. and Morningstar, Inc., or similar independent services or financial publications, the FUND calculates its aggregate total return for the specified periods of time by assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial net asset value of the investment from the ending net asset value and by dividing the remainder by the beginning net asset value. The FUND does not, for these purposes, deduct the pro rata share of the account opening fee, which was in effect from August, 1993 to 1994, from the initial value invested. The FUND will, however, disclose the pro rata share of the account opening fee and will disclose that the performance data does not reflect such non-recurring charge and that inclusion of such charge would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under the Commission's rules.

         In addition to the total return quotations discussed above, the FUND may advertise its yield based on a 30-day (or one month) period ended on the date of the most recent balance sheet included in the FUND's Post-Effective Amendment to its Registration Statement, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


                                 YIELD =   2[(      a-b        +1)6-1]
                                    cd

Where:   a =      dividends and interest earned during the period.

         b =      expenses accrued for the period (net of reimbursements).

         c =      the  average   daily   number  of  shares
                  outstanding during the period that were entitled to receive dividends.

         d = the maximum offering price per share on the last day of the period.

         Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the FUND based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the FUND's portfolio (assuming a month of 30 days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the FUND's portfolio. For purposes of "b" above, Rule 12b-1 expenses are included among the expenses accrued for the period. Any amounts representing sales charges will not be included among these expenses; however, the FUND will disclose the pro rata share of the account opening fee. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

         Any quotation of performance stated in terms of yield will be given no greater prominence than the information prescribed under the Commission's rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The FUND'S yield for the 30-day period ended September 30, 1997 was 4.18%.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The FUND reserves the right to close an account that has dropped below $1,000 in value for a period of three months or longer other than as a result of a decline in the net asset value per share. Shareholders are notified at least 60 days prior to any proposed redemption and are invited to add to their account if they wish to continue as shareholders of the FUND, however, the FUND does not presently contemplate making such redemptions and the FUND will not redeem any shares held in tax-sheltered retirement plans.

         The FUND has elected to be governed by Rule 18f-1 of the 1940 Act, under which the FUND is obligated to redeem the shares of any shareholder solely in cash up to the lesser of 1% of the net asset value of the FUND or $250,000 during any 90-day period. Should any shareholder's redemption exceed this limitation, the FUND can, at its sole option, redeem the excess in cash or in portfolio securities. Such securities would be selected solely by the FUND and valued as in computing net asset value. In these circumstances a shareholder selling such securities would probably incur a brokerage charge and there can be no assurance that the price realized by a shareholder upon the sale of such securities will not be less than the value used in computing net asset value for the purpose of such redemption.

                                   TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the FUND and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the FUND or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         The FUND has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the FUND is not subject to Federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses, including foreign currency gains and loss) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its "investment company taxable income" (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Please note that the below-listed and defined "Short-Short Gain Test" has been repealed pursuant to the Taxpayer Relief Act of 1997, effective for taxable years beginning after the date of enactment. For purposes of the FUND, the effective date of the repeal will be October 1, 1997. Distributions by the FUND made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, a regulated investment company with investment objectives, policies and restrictions similar to the FUND must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock or securities (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, or securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). Because of the Short-Short Gain Test, the FUND may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent the FUND from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by the FUND at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. At September 30, 1997, the FUND had a net capital loss carryover of $354,460, which is available through the year 2003 to offset future capital gains.

         In general, gain or loss recognized by the FUND on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the FUND at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued while the FUND held the debt obligation.

         Generally, for purposes of determining whether capital gain or loss recognized by the FUND on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (i) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (ii) the asset is otherwise held by the FUND as part of a "straddle" (which term generally excludes a situation where the asset is stock and the FUND grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (iii) the asset is stock and the FUND grants an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (i) above. In addition, the FUND may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

         Any gain recognized by the FUND on the lapse of, or any gain or loss recognized by the FUND from a closing transaction with respect to, an option written by the FUND will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by the FUND will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, the FUND may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

         Certain transactions that may be engaged in by the FUND (such as regulated futures contracts and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contract have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of
Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The FUND may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the FUND that are not Section 1256 contracts. The Internal Revenue Service has held in several private rulings and Treasury Regulations now provide that gains arising from Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code Section 1256.

         Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, or any net long-term capital loss incurred after October 31 as if they had been incurred in the succeeding year.

         In addition to satisfying the requirements described above, the FUND must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the FUND's taxable year, at least 50% of the value of the FUND's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the FUND has not invested more than 5% of the value of the FUND's total assets in securities of such issuer and as to which the FUND does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the FUND controls and which are engaged in the same or similar trades or businesses. Generally, options (call or put) with respect to a security are treated as issued by the issuer of the security and not by the issuer of the option.

         If for any taxable year the FUND does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will he subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the FUND's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated  investment  company  shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         The FUND intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the FUND may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

         The FUND anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for Federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporations.

         The FUND may either retain or distribute to shareholders its net capital gain for each taxable year. The FUND currently intends to distribute any such amounts. Net capital gain distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the FUND prior to the date on which the shareholder acquired his shares.

         Distributions by the FUND that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by the FUND will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the FUND (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the FUND reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the FUND, distributions of such amounts will be taxable to the shareholder as dividends in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by the FUND into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the FUND) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. Federal income tax consequences of distributions made (or deemed made) during the year.

         The FUND will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the FUND that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of the FUND in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the FUND within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the FUND will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the FUND is "effectively connected" with a U.S. trade or business carried on by such shareholder.

         If the income from the FUND is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) on the gross income resulting from the FUND's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having been paid. Such a foreign shareholder would generally be exempt from U.S. Federal income tax on gains realized on the sale of shares of the FUND and capital gain dividends.

         If the income from the FUND is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the FUND will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign noncorporate shareholders, the FUND may be required to withhold U.S. Federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the FUND with proper notification of its foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the FUND, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

         The foregoing general discussion of U.S. Federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. Federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting an investment in the FUND under their particular circumstances.

                           BLANCHARD FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, and present positions with Blanchard Funds, and principal occupations.

JOHN F. DONAHUE@*
FEDERATED INVESTORS TOWER
PITTSBURGH, PA                                                CHAIRMAN AND TRUSTEE OF THE FUND; Chairman and
BIRTHDATE: JULY 28, 1924                                      Trustee, Federated Investors, Federated Advisers,
                                                              Federated Management, and Federated Research;
                                                              Chairman and Director, Federated Research Corp. and
                                                              Federated Global Research Corp.; Chairman, Passport
                                                              Research, Ltd.; Chief Executive Officer and
                                                              Director or Trustee of the Funds. Mr. Donahue is
                                                              the father of J. Christopher Donahue, Executive
                                                              Vice President of the Trust.


THOMAS G. BIGLEY
15 OLD TIMBER TRAIL
PITTSBURGH, PA
BIRTHDATE: FEBRUARY 3, 1934                                   TRUSTEE OF THE FUND; Chairman of the Board,
                                                              Children's Hospital of Pittsburgh formerly, Senior
                                                              Partner, Ernst & Young LLP; Director, MED 3000
                                                              Group, Inc.; Director, Member of Executive
                                                              Committee, University of Pittsburgh; Director or
                                                              Trustee of the Funds.

JOHN T. CONROY, JR.
WOOD/IPC COMMERCIAL DEPARTMENT
JOHN R. WOOD AND ASSOCIATES,
  INC., REALTORS
3255 TAMIAMI TRAIL NORTH
NAPLES, FL                                                    TRUSTEE OF THE FUND; President, Investment
BIRTHDATE: JUNE 23, 1937                                      Properties Corporation; Senior Vice-President, John
                                                              R. Wood and Associates, Inc., Realtors; Partner or
                                                              Trustee in private real estate ventures in
                                                              Southwest Florida; formerly, President, Naples
                                                              Property Management, Inc. and Northgate Village
                                                              Development Corporation; Director or Trustee of the
                                                              Funds.


WILLIAM J. COPELAND
ONE PNC PLAZA - 23RD FLOOR
PITTSBURGH, PA                                                TRUSTEE OF THE FUND; Director and Member of the
BIRTHDATE: JULY 4, 1918                                       Executive Committee, Michael Baker, Inc.; formerly,
                                                              Vice Chairman and Director, PNC Bank, N.A., and PNC
                                                              Bank Corp. and Director, Ryan Homes, Inc.; Director
                                                              or Trustee of the Funds.






JAMES E. DOWD
571 HAYWARD MILL ROAD
CONCORD, MA                                                   TRUSTEE OF THE FUND; Attorney-at-law; Director, The
BIRTHDATE: MAY 18, 1922                                       Emerging Germany Fund, Inc.; Director or Trustee of
                                                              the Funds.

LAWRENCE D. ELLIS, M.D.*
3471 FIFTH AVENUE, SUITE 1111
PITTSBURGH, PA                                                TRUSTEE OF THE FUND; Professor of Medicine,
BIRTHDATE: OCTOBER 11, 1932                                   University of Pittsburgh; Medical Director,
                                                              University  of  Pittsburgh Medical
                                                              Center - Downtown;  Member,  Board  of
                                                              Directors,  University of Pittsburgh Medical
                                                              Center;  formerly,  Hematologist,  Oncologist, and
                                                              Internist, Presbyterian and Montefiore Hospitals;
                                                              Director or Trustee of the Funds.

EDWARD L. FLAHERTY, JR.@
MILLER AMENT HENNY & KOCHUBA
205 ROSS STREET                                               TRUSTEE OF THE FUND; Attorney of Counsel, Miller,
PITTSBURGH, PA                                                Ament, Henny & Kochuba; Director, Eat'N Park
BIRTHDATE: JUNE 18, 1924                                      Restaurants, Inc.; formerly, Counsel, Horizon
                                                              Financial, F.A., Western Region; Director or
                                                              Trustee of the Funds. .

EDWARD C. GONZALES*
FEDERATED INVESTORS TOWER
PITTSBURGH, PA                                                PRESIDENT, TREASURER AND TRUSTEE OF THE FUND;
BIRTHDATE: OCTOBER 22, 1930                                   Vice Chairman, Treasurer, and Trustee, Federated
                                                              Investors;  Vice President, Federated   Advisers,
                                                              Federated  Management, Federated  Research,
                                                              Federated Research   Corp., Federated Global Research
                                                              Corp. and Passport Research,    Ltd.; Executive     Vice
                                                              President  and Director,  Federated Securities  Corp.;
                                                              Trustee, Federated Shareholder  Services  Company;
                                                              Trustee  or Director  of  some  of the  Funds;
                                                              President,  Executive  Vice President and
                                                              Treasurer  of some of the Funds.

PETER E. MADDEN
ONE ROYAL PALM WAY
100 ROYAL PALM WAY
PALM BEACH, FL                                                TRUSTEE OF THE FUND; Consultant; Former State
BIRTHDATE: MARCH 16, 1942                                     Representative, Commonwealth of Massachusetts;
                                                              formerly, President, State Street Bank and Trust
                                                              Company and State Street Boston Corporation;
                                                              Director or Trustee of the Funds.





JOHN E. MURRAY, JR., J.D., S.J.D.
DUQUESNE UNIVERSITY
PITTSBURGH, PA                                                TRUSTEE OF THE FUND; President, Law Professor,
BIRTHDATE: DECEMBER 20, 1932                                  Duquesne University; Consulting Partner, Mollica &
                                                              Murray; Director or Trustee of the Funds.

WESLEY W. POSVAR
1202 CATHEDRAL OF LEARNING
UNIVERSITY OF PITTSBURGH
PITTSBURGH, PA                                                TRUSTEE OF THE FUND; Professor, International
BIRTHDATE: SEPTEMBER 14, 1925                                 Politics; Management Consultant; Trustee, Carnegie
                                                              Endowment for  International   Peace, RAND
                                                              Corporation, Online    Computer Library    Center,
                                                              Inc.,   National  Defense  University,    and
                                                              U.S. Space Foundation; President  Emeritus,
                                                              University of Pittsburgh; Founding Chairman;
                                                              National  Advisory  Council  for
                                                              Environmental  Policy   and Technology,
                                                              Federal  Emergency  Management Advisory Board and
                                                              Czech   Management  Center,Prague; Director or
                                                              Trustee  of  the Funds.

MARJORIE P. SMUTS
4905 BAYARD STREET
PITTSBURGH, PA                                                TRUSTEE OF THE FUND; Public
BIRTHDATE: JUNE 21, 1935                                      Relations/Marketing/Conference Planning; Director
                                                              or Trustee of the Funds.

J. CHRISTOPHER DONAHUE
FEDERATED INVESTORS TOWER
PITTSBURGH, PA                                                EXECUTIVE VICE PRESIDENT OF THE FUND; President
BIRTHDATE: APRIL 11, 1949                                     and Trustee, Federated Investors, Federated
                                                              Advisers, Federated Management, and Federated
                                                              Research:; President and Director, Federated
                                                              Research Corp. and Federated Global Research Corp.;
                                                              President, Passport Research, Ltd.; Trustee,
                                                              Federated Shareholder Services Company, and
                                                              Federated Shareholder Services; Director, Federated
                                                              Services Company; President or Executive Vice
                                                              President of the Funds; Director or Trustee of some
                                                              of the Funds. Mr. Donahue is the son of John F.
                                                              Donahue, Chairman and Trustee of the Trust.





JOHN W. MCGONIGLE
FEDERATED INVESTORS TOWER
PITTSBURGH, PA                                                EXECUTIVE VICE PRESIDENT, AND SECRETARY OF THE FUND;
BIRTHDATE: OCTOBER 26, 1938                                   Executive Vice President, Secretary, and Trustee,
                                                              Federated Investors; Trustee, Federated Advisers,
                                                              Federated Management, and Federated Research; Director,
                                                              Federated Research Corp. and Federated Global Research
                                                              Corp.; Trustee, Federated Shareholder Services Company;
                                                              Director, Federated Services Company; President and
                                                              Trustee, Federated Shareholder Services; Director,
                                                              Federated Securities Corp.; Executive Vice President and
                                                              Secretary of the Funds; Treasurer of some of the Funds.

RICHARD B. FISHER
FEDERATED INVESTORS TOWER
PITTSBURGH, PA                                                VICE PRESIDENT OF THE FUND; Executive Vice
BIRTHDATE: MAY 17, 1923                                       President and Trustee, Federated
                                                              Investors, Chairman and Director, Federated
                                                              Securities Corp.; President or Vice President of
                                                              some of the Funds; Director or Trustee of some of
                                                              the Funds.

JOESEPH S. MACHI
FEDERATED INVESTORS TOWER
PITTSBURGH, PA                                                VICE PRESIDENT  AND ASSISTANT TREASURER; Vice
BIRTHDATE: MAY 22, 1962                                       President and Assistant Treasurer of some of the
                                                              Funds.




* This Trustee is deemed to be an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.

         As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

FUND OWNERSHIP

         As of October 29, 1997, Officers and Trustees own less than 1% of the outstanding shares of each Fund.

         To the best knowledge of the FUND, as of October 29, 1997, the following shareholders owned 5% or more of the outstanding shares of the FUND:
Stephens Inc., Little Rock, AR, for the exclusive benefit of its customers, owned approximately 547,502 shares (12.69%), and William J. Harnett, Waldorf, MD, owned approximately 343,023 shares (7.95%).

OFFICERS AND TRUSTEES COMPENSATION

-------------------------------------- ------------------------------------- -------------------------------------
                                       AGGREGATE COMPENSATION FROM           TOTAL COMPENSATION PAID TO TRUSTEES
NAME, POSITION                         THE TRUST*                            FROM THE FUND AND FUND COMPLEX**
WITH THE TRUST
-------------------------------------- ------------------------------------- -------------------------------------
-------------------------------------- ------------------------------------- -------------------------------------
John F. Donahue, Chairman and Trustee  $0                                    $0 for the Fund Complex
Thomas G. Bigley, Trustee              $1,011                                $3,217 for the Fund Complex
John T. Conroy, Jr., Trustee           $1,114                                $3,538 for the Fund Complex
William J. Copeland, Trustee           $1,114                                $3,538 for the Fund Complex
James E. Dowd, Trustee                 $1,114                                $3,538 for the Fund Complex
Lawrence D. Ellis, M.D., Trustee       $1,011                                $3,217 for the Fund Complex
Edward L. Flaherty, Jr., Trustee       $1,114                                $3,538 for the Fund Complex
Edward C. Gonzales, President and      $0                                    $0 for the Fund Complex
Trustee
Peter E. Madden, Trustee               $1,011                                $3,217 for the Fund Complex
John E. Murray, Jr., J.D., S.J.D.,     $1,011                                $3,217 for the Fund Complex
Trustee
Wesley W. Posvar, Trustee              $1,011                                $3,217 for the Fund Complex
Marjorie P. Smuts                      $1,011                                $3,217 for the Fund Complex
Trustee

* The aggregate compensation for the fiscal year ended 9/30/97 is provided for the Trust which is comprised of five portfolios.

**The total compensation is provided for the Fund Complex, which consists of the Blanchard Precious Metals Fund, The Virtus Funds, and the Trust. The information is provided for Blanchard Funds and Blanchard Precious Metals Fund, Inc. and The Virtus Funds for the fiscal year ended 9/30/97.

                               MANAGEMENT SERVICES

MANAGER TO THE TRUST

         The Trust's manager is Virtus Capital Management, Inc. ("VCM"), which is a wholly-owned subsidiary of Signet Banking Corporation. Because of the internal controls maintained by Signet Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Signet Bank's or its affiliates' lending relationships with an issuer.

         The manager shall not be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

MANAGEMENT FEES

         For its services, VCM receives an annual management fee as described in the prospectus. For the fiscal year ended September 30, 1997, and for the period from May 1, 1996 through September 30, 1996, the FUND's investment management fee paid to VCM was $169,751 and $71,788, respectively, of which $142,067 and $71,788, respectively, was voluntarily waived. For the fiscal year ended April 30, 1996, the FUND's investment management fee paid to the prior manager and to VCM was $132,013 and $30,642, respectively, all of which was voluntary waived. For the fiscal years ended April 30, 1995, the FUND's investment management fee paid to the prior manager were $127,835, all of which was voluntarily waived. For the period from August 12, 1993 (commencement of operations) to April 30, 1994, the FUND's investment management fee paid to the prior manager was $89,180, all of which was voluntarily waived.

                          PORTFOLIO MANAGEMENT SERVICES

         Pursuant to a sub-advisory agreement which became effective on July 12, 1995, (the "Sub-Advisory Agreement") between VCM and United States Trust Company of New York ("U.S. Trust"), VCM has delegated to U.S. Trust the authority and responsibility to make and execute decisions for the FUND within the framework of the FUND's investment policies, subject to review by VCM and the Board of Trustees of the FUND. Under the terms of the Sub-Advisory Agreement, U.S. Trust has discretion to purchase and sell securities, except as limited by the FUND's investment objective, policies and restrictions.

         The Sub-Advisory Agreement provides for the payment to U.S. Trust, by VCM, of monthly compensation based on the FUND's average daily net assets for providing investment advice to the FUND and managing the investment of assets of the FUND. For the services to be rendered, VCM shall pay U.S. Trust a monthly fee at the annual rate of 0.20% of the FUND's average daily net assets. For the fiscal year ended September 30, 1997, and for the period from May 1, 1996 through September 30, 1996, the aggregate amount paid to U.S. Trust by VCM was $45,267 and $19,145, respectively. For the fiscal year ended April 30, 1996, the aggregate amount paid to U.S. Trust and prior sub-adviser by VCM and the prior manager was $42,605. For the fiscal year ended April 30, 1995 and the period from August 12, 1993 (commencement of operations) to April 30, 1994, the aggregate amounts paid to the prior sub-adviser by the prior manager were $34,662 and $9,758, respectively.

         The Sub-Advisory Agreement dated July 12, 1995 was approved by the FUND's Board of Trustees and the FUND's shareholders. The Sub-Advisory Agreement provides that it may be terminated without penalty by either the FUND or U.S. Trust at any time by the giving of 60 days' written notice to the other and terminates automatically in the event of "assignment", as defined in the Investment Company Act. The Sub-Advisory Agreement provides that, unless sooner terminated, it shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by either the Board of Trustees of the FUND or by a vote of the majority of the outstanding voting securities of the FUND, provided, that in either event, such continuance is also approved by the vote of the majority of the Trustees who are not parties cast in person at a meeting called for the purpose of voting on such approval.

                                    CUSTODIAN

         Signet Trust Company is custodian for the securities and cash of the Funds. Under the Custodian Agreement, Signet Trust Company holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives a fee at an annual rate of .05% on the first $10 million of average net assets of each of the six respective portfolios and .025% on average net assets in excess of $10 million. There is a $20 fee imposed on each transaction. The custodian fee received during any fiscal year shall be at least $1,000 per Fund.

                             ADMINISTRATIVE SERVICES


         Federated Administrative Services, which is a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for the fees set forth in the prospectus. For the fiscal year ended September 30, 1997, and for the period from May 1, 1996 through September 30, 1996, and for the fiscal year ended April 30, 1996, Federated Administrative Services earned $75,000, $31,438 and $31,841, respectively, in administrative services fees, of which $39,951, $22,290 and $0, respectively, were voluntarily waived. For the fiscal years ended April 30, 1995 and 1994, the administrative services fees were included as part of the Management fee.

                                DISTRIBUTION PLAN


         The Trust has adopted a Plan for Shares of the Fund pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides that the Funds' Distributor shall act as the Distributor of shares, and it permits the payment of fees to brokers and dealers for distribution and administrative services and to administrators for administrative services. The Plan is designed to (i) stimulate brokers and dealers to provide distribution and administrative support services to the Fund and its shareholders and (ii) stimulate administrators to render administrative support services to the Fund and its shareholders. These services are to be provided by a representative who has knowledge of the shareholders' particular circumstances and goals, and include, but are not limited to: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Funds; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Trust reasonably requests. For the fiscal year ended September 30, 1997, and for the period from May 1, 1996 through September 30, 1996, the FUND accrued payments under the Plan amounting to $56,584 and $23,929, respectively, all of which were voluntarily waived. For the fiscal year ended April 30, 1996 the FUND accrued payments under the Plan amounting to $54,218, all of which was voluntarily waived.

         Other benefits which the Fund hopes to achieve through the Plan include, but are not limited to the following: (1) an efficient and effective administrative system; (2) a more efficient use of assets of shareholders by having them rapidly invested in the Fund with a minimum of delay and administrative detail; and (3) an efficient and reliable records system for shareholders and prompt responses to shareholder requests and inquiries concerning their accounts.

         By adopting the Plan, the then Board of Trustees expected that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objectives. By identifying potential investors in shares whose needs are served by the FUND's objective, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales.

                             DESCRIPTION OF THE FUND

         SHAREHOLDER AND TRUSTEE LIABILITY. The FUND is a series of an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The FUND's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the FUND and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the FUND or the Trustees. The Declaration of Trust provides for indemnification out of the FUND property of any shareholder held personally liable for the obligations of the FUND.

         The Declaration of Trust also provides that the FUND shall, upon request, assume the defense of any claim made against any shareholders for any act or obligation of the FUND and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the FUND itself would be unable to meet its obligations. VCM believes that, in view of the above, the risk of personal liability to shareholders is remote. The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         VOTING RIGHTS. The FUND's capital consists of shares of beneficial interest. Shares of the FUND entitle the holders to one vote per share. The shares have no preemptive or conversion rights. The voting and dividend rights and the right of redemption are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under "Shareholder and Trustee Liability" above. The shareholders have certain rights, as set forth in the Declaration of Trust, to call a meeting for any purpose, including the purpose of voting on removal of one or more Trustees.

         The FUND may be terminated upon the sale of its assets to another open-end management company if approved by the vote of the holders of a majority of the outstanding shares of the FUND. The FUND may also be terminated upon liquidation and distribution of its assets, if approved by a majority shareholder vote of the FUND. Shareholders of the FUND shall be entitled to receive distributions as a class of the assets belonging to the FUND. The assets of the FUND received for the issue or sale of the shares of the FUND and all income earnings and the proceeds thereof, subject only to the rights of creditors, are specially allocated to the FUND, and constitute the underlying assets of the FUND.

                               SHAREHOLDER REPORTS

         Shareholders will receive reports semi-annually showing the investments of the FUND and other information. In addition, shareholders will receive annual financial statements audited by the FUND's independent accountants.

         The financial statements for the fiscal year ended September 30, 1997, are incorporated herein by reference from the FUND's Annual Report dated September 30, 1997. A copy of the FUND'S Annual Report may be obtained without charge by contacting Signet Financial Services, Inc. at 1-800-829-3863.

                                   APPENDIX A

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S
BOND RATINGS:

         AAA: Bonds which are rated Aaa judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

         AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in the generic rating classifications Aa and A in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

         Issuers rated PRIME-1 or P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 or P-1 repayment capacity will normally be evidenced by the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated PRIME-2 or P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
                                      A-26

DESCRIPTION OF STANDARD AND POOR'S CORPORATION'S
BOND RATINGS:

         AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA: Bonds rated AA have a very strong capacity to pay interest; and repay principal and differ from the higher rated issues only in small degree.

         A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         PLUS (+) OR MINUS (-): The ratings AA and A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         NR: Bonds may lack a S&P rating because no public rating has been requested, because there is insufficient information on which to base a rating, or because S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF S&P'S COMMERCIAL PAPER RATINGS:

         S&P's  commercial   paper  ratings  are  current   assessments  of  the
likelihood of timely payment of debts having an original maturity of no more than 365 days.

         A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

         A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

NOTES WITH RESPECT TO ALL RATINGS:

         Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal that are similar to the risks of lower-rated bonds. The Fund is dependent on Fund management's judgment, analysis and experience in the evaluation of such bonds.

         Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.








Cusip 093212603
G01386-13

                                      A-27
















-------------------------------------------------------------------------------
 PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

Dear Investor:

I'm pleased to present the Annual Report to Shareholders for the Blanchard Group of Funds. This report covers the funds' fiscal year, which is the period from October 1, 1996 through September 30, 1997.

For greater efficiency in printing and mailing, this report now combines information for all funds. It begins with a commentary by the portfolio manager, and follows with a complete list of holdings and financial statements for each fund.

A fund-by-fund summary for the period follows:

 . BLANCHARD GLOBAL GROWTH FUND
The fund's diversified portfolio of U.S. and foreign stocks and bonds+ produced a solid total return of 13.20%* through dividends totaling $0.21 per share and capital gains totaling $2.26 per share. Assets in the fund totaled more than $62 million at the end of the period.

 . BLANCHARD PRECIOUS METALS FUND, INC.
Due to extremely weak market conditions, the fund's portfolio of precious metals investments and securities of mining companies produced a negative total return of (15.24%).* While the fund paid dividends totaling $0.30 per share and capital gains totaling $2.25 per share, the fund's share price fell from $8.90 to $5.37 as prices of the fund's holdings declined with the market. The fund's assets closed the period at $67 million.

 . BLANCHARD FLEXIBLE INCOME FUND
The fund's diversified portfolio of fixed income securities paid monthly dividends totaling $0.31 per share and recorded a $0.14 per share increase in net asset value. As a result, the fund achieved a total return of 9.53%.* The fund's assets reached $155 million.

 . BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
The fund's conservative portfolio of fixed income securities produced a total return of 7.24%* through monthly dividends totaling $0.17 per share, and a $0.04 per share increase in net asset value. Assets in the fund totaled more than $133 million.

 . BLANCHARD FLEXIBLE TAX-FREE BOND FUND
Designed for tax-sensitive investors, this fund paid federally tax-free dividends totaling $0.25 per share.** Through this income stream and a $0.25 per share increase in net asset value, the fund achieved a total return of 9.59%.* Assets reached $24 million.


-------------------------------------------------------------------------------
 PRESIDENT'S MESSAGE (CONTINUED)
-------------------------------------------------------------------------------

Thank you for pursuing your financial goals through the Blanchard Group of Funds. If you are not already doing so, consider reinvesting your earnings automatically in additional shares. It's a convenient way to gain the advantage of compounding--and increase your opportunity to participate in key financial markets over time.

                             Sincerely,

                             /s/ Edward C. Gonzales

                             Edward C. Gonzales
                             President
                             November 15, 1997



 +Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
 *Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**Income may be subject to the federal alternative minimum tax and state and local taxes.



Dear Shareholders,

  Enclosed please find the Annual Report for your Blanchard Global Growth Fund for the fiscal year ended September 30, 1997.

["Graphic representation A1 omitted. See Appendix."]

  The Blanchard Global Growth Fund's total return (price change plus reinvestment of distributions) for the year ending September 30, 1997 was 13.20%. By comparison, the Morgan Stanley World Index (MSCI World) rose 24.12%, and the Salomon Brothers World Government Bond Index (WGBI) was up 2.41% for the same period.*

  During the past year, equity markets substantially outperformed bond markets around the globe. It appears the markets have priced in a continued period of strong economic growth with low inflation. Equity markets in Continental Europe performed better than the rest of the world, mainly because corporate earnings have increased. Corporate earnings increased due to a pick up in economic growth, and an increase in exports (due to their weaker currencies), as well as from gains in productivity. Among the major stock markets, only

*The Morgan Stanley World Index is based on the share prices of approximately
 1,600 companies listed on the stock exchanges of 22 countries. The Salomon Brothers World Government Bond Index is comprised of 17 Government bond markets whose eligibility is determined based on market capitalization and investment criteria; a market's issues must total at least US$20 billion, DM30 billion, and 2.5 trillion for three consecutive months, after which it will be added to the SBWGBI at the end of the following quarter. These indices are unmanaged. Actual investment cannot be made in an index.



the Japanese stock market declined during the past year. The low interest rate environment in Japan has yet to spur economic growth, as the deregulation of the financial industry has been slow.

  The Blanchard Global Growth Fund benefited from its exposure to equities, since equities posted higher returns than bonds. However, our allocation across equity markets did not help performance. We were overweighted in Continental Europe and Japan and underweighted in the United States. Our currency hedging strategy added value, since the U.S. Dollar strengthened against most currencies in Continental Europe and Japan. We continue to hedge a portion of our Japanese Yen, Swiss Franc, and Dutch Guilder exposure.

  During the past year, the Blanchard Global Growth Fund sold equities in favor of fixed income securities, as the result of strong equity performance during the past year. We also shifted a portion of the fund out of U.S. equities and into foreign equities. Continental Europe and Japan offer more attractive values, since the U.S. equity market has appreciated substantially in the past few years. We believe the gloom has been overdone in Japan, and the stock market reflects attractive long-term value.

  Thank you for your continued patronage.

                         Sincerely,

                         /s/ Thomas B. Hazuka

                         Thomas B. Hazuka, Ph.D.
                         Chief Investment Officer
                         Mellon Capital Management Corporation

                         Portfolio Manager of the
                         Blanchard Global Growth Fund



Dear Shareholders,

  Enclosed please find the Annual Report for your Blanchard Precious Metals Fund for the fiscal year ended September 30, 1997.

["Graphic representation A2 omitted. See Appendix."]

                               THE YEAR IN REVIEW

  One year ago, gold was trading around the $380 level and concerns were mounting that the International Monetary Fund, or IMF, was likely to sell 5 million ounces of gold to fund capital projects in developing countries. This and other concerns, such as the strengthening U.S. dollar, moved us to adopt a more defensive posture in the portfolio to reflect the increasing likelihood that the gold price would come under pressure.

  This turned out to be quite an understatement, as large sales of gold by central banks, particularly the Dutch and Australians, drove the yellow metal sharply lower. Central bank sales are almost impossible to forecast except for the general expectation that they do occur every year, but generally in quantities that don't disrupt the market. This is partly because other central banks tend to buy about half of the gold sold by their sister institutions. In the 1990's, central bank gold sales have netted out to about 7.5 million ounces per year when central bank buying is accounted for.


  Surprisingly, the past year has not been terribly out of the ordinary. About 15 million ounces of central bank gold has been sold, with perhaps 9 million of this not taken up by other central bank purchases. Ordinarily, one would not expect the price of gold to swoon by as much as 19% (from $380 to $308) in response. However, this time was different in a very significant way.

  Aggressive speculative short sales of gold accompanied every announcement of a central bank sale. Large quantities of gold have been borrowed from central banks at a borrowing cost of 2-3% per annum and sold in the marketplace in what turned out to be a successful effort to drive the gold price lower. These speculators have correctly assumed that gold buyers will be timid in the face of a growing perception that some banks are less willing to hold onto their sizable gold holdings.

  Estimates of the quantity of gold borrowed and sold short range as high as 2,000 metric tons, which is about 65 million ounces! Clearly, this swamps the actual amount of gold sold by the banks and amply explains the sharp gold price decline, which has in turn pushed most gold equities dramatically lower. In line with the gold price decline, the Blanchard Precious Metals Fund declined by 15.24% in the past year.

                                  A LOOK AHEAD

  The dominant theme of increasing and long-lasting central bank gold sales continues to weigh heavily on the bullion price as 1997 draws to a close. In recent days, the focal point of the issue has become the potential for sales of Swiss gold reserves starting in the year 2000. These sales could come about in response to a change in the Swiss constitution, which would eliminate or reduce the requirement for a gold backstop in the money supply. Complicating the issue is the proposal to create a Solidarity Foundation for charitable purposes, which would be funded in part by gold bullion sales, perhaps as much as 800 metric tons (about 26 million ounces).

  These proposals would both require political approval, followed by popular approval in a national referendum. If successful, the gold would be sold gradually over a period of five to eight years. The worst-case scenario at present seems to be the addition of 9 million ounces of gold to the annual supply-demand equation, which would last 5 years. Putting this into perspective, the annual gold market is currently sized at 130 million ounces of gold, so this is a manageable quantity. However, the larger issue is whether a significant change in central bank attitudes toward gold is at hand. If central banks are more willing to part with their gold in the years ahead, then gold will settle into a lower trading range than we have become accustomed to in the past ten years. If instead, the net supply of central bank gold remains at less than ten million ounces per year as in the past, then we can look forward to an explosive rally in the gold market as the huge outstanding short position is bought back.

  We lean toward the latter scenario, particularly since gold is now trading below the cost of production for about one quarter of the global gold mining community! New mining projects are being canceled or deferred and the supply of newly mined gold and scrap is now falling. Nonetheless, caution is the order of the day until we discern a more predictable upward path for the gold price.

  Thank you for your continued patronage.

                           Sincerely,

                           /s/ Peter C. Cavelti

                           Peter C. Cavelti
                           Chairman and CEO
                           Cavelti Capital Management Ltd.

                           Portfolio Manager of the
                           Blanchard Precious Metals Fund, Inc.

Dear Shareholders,

  Enclosed please find the annual report for your Blanchard Flexible Income Fund for the fiscal year ended September 30, 1997.

["Graphic representation A3 omitted. See Appendix."]

  The past year has been one of relatively good economic growth and declining inflation. The Federal Reserve Board (the "Fed") has continued its policy of promoting price stability and the market has responded by pushing bonds yields lower.

  The fund has benefited from this environment as the investments in high yield bonds* and mortgage backed securities have not only earned attractive yields, but have also appreciated in price. The third allocation, U.S. Treasurys, has provided the anchor to the portfolio.

  Looking forward, we are increasingly concerned with the tight labor markets and high resource utilization currently existing in the U.S. In order to relieve these pressures, higher interest rates will probably be required. However, if the Fed continues to be vigilant in its fight against inflation, significant interest rate increases should not be in the offing.

*Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.


  While the markets will undoubtedly have bouts of volatility, relative stability may remain the norm. In this environment, the fund should continue to benefit from its prudent blend of financial assets.

  Thank you for your continued patronage.

                         Sincerely,

                         /s/ Jack D. Burks

                         Jack D. Burks
                         Managing Director of OFFITBANK

                         Portfolio Manager of the
                         Blanchard Flexible Income Fund


Dear Shareholders,

  Enclosed please find the annual report for your Blanchard Short-Term Flexible Income Fund for the fiscal year ended September 30, 1997.

["Graphic representation A4 omitted. See Appendix."]

  The past year has been one of relatively good economic growth and declining inflation. The Federal Reserve Board (the "Fed") has continued its policy of promoting price stability and the market has responded by pushing bond yields lower.

  The fund has benefited from this environment as the investments in high yield bonds* and mortgage backed securities have not only earned attractive yields, but have also appreciated in price. The third allocation, U.S. Treasurys, has provided the anchor to the portfolio.

  Looking forward, we are increasingly concerned with the tight labor markets and high resource utilization currently existing in the U.S. In order to relieve these pressures, higher interest rates will probably be required. However, if the Fed continues to be vigilant in its fight against inflation, significant interest rate increases should not be in the offing.

*Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.


  While the markets will undoubtedly have bouts of volatility, relative stability may remain the norm. In this environment, the fund should continue to benefit from its prudent blend of financial assets.

  Thank you for your continued patronage.

                         Sincerely,

                         /s/ Jack D. Burks

                         Jack D. Burks
                         Managing Director of OFFITBANK

                         Portfolio Manager of the
                         Blanchard Short-Term Flexible Income Fund


Dear Shareholders,

  Enclosed please find the Annual Report for your Blanchard Flexible Tax-Free Bond Fund for the fiscal year ended September 30, 1997.

["Graphic representation A5 omitted. See Appendix."]

  The past fiscal year was an excellent one for investors in the Blanchard Flexible Tax-Free Bond Fund. Interest rates declined during the first fiscal quarter, but rose sharply in early 1997 as the Federal Reserve Board raised interest rates to slow an extremely strong economy and quell inflation fears. Although the economy continued to grow at a 3.5% - 4% rate over the next two quarters, inflation continued moderate with the consumer price index rising only 2.2% over the past 12 months. Consequently, interest rates declined during the final two quarters of the fund's fiscal year.

  The Blanchard Flexible Tax-Free Bond Fund was invested in a portfolio of longer-term, high-quality tax exempt bonds, with a maturity of approximately 20 years for most of the year. During the latter part of the fiscal year, cash reserves were raised to reduce the average maturity of the fund in anticipation of possible interest rate increases.

  Overall, the fund had an excellent year, posting a total return of 9.59% versus 8.43% for the Lehman Brothers Current Municipal Bond Index.+


  Additionally, the fund was ranked #31 by Lipper Analytical Services out of 233 funds in its category of general municipal debt funds for total cumulative reinvested performance for the twelve month period ended 9/30/97. The fund also outperformed the Lipper General Municipal Debt Fund average of 8.59%.++

  Morningstar has awarded the Blanchard Flexible Tax-Free Bond Fund its 4-star rating for risk-adjusted performance for the overall period ended 9/30/97 in its category of 1,374 municipal funds.*

  Naturally, past performance is no guarantee of future performance. As with any fixed income fund, investment return, yield, and principal value will vary with changing market conditions so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

  Thank you for your continued patronage.

                         Sincerely,

                         /s/ Kenneth J. McAlley

                         Kenneth J. McAlley
                         Executive Vice President
                         United States Trust Company of New York

                         Portfolio Manager of the
                         Blanchard Flexible Tax-Free Bond Fund

 +Lehman Brothers Municipal Index is an unmanaged broad market performance benchmark for the tax-exempt bond market. To be included in the Lehman Brothers Municipal Bond Index, bonds must have a minimum credit rating of at least Baa. Actual investments cannot be made in an index.

++Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. Lipper rankings and figures do not reflect sales charges.

 *Morningstar proprietary ratings reflect risk-adjusted performance through 9/30/97. The ratings are subject to change every month. Past performance is not a guarantee of future results. Morningstar ratings are calculated from the fund's three-year returns in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The fund received 4 stars for the three-year period. It was rated among 1,374 municipal funds for the three-year period. The top ten percent of the funds in the category receive 5 stars, the next 22.5% receive 4 stars, and the next 35% receive 3 stars. The rating shown does not reflect certain management fees which were waived during the period. If reflected, they may have impacted the rating.


BLANCHARD GLOBAL GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                            VALUE
                                           IN U.S.
 SHARES                                    DOLLARS
 ------ ------------------------------   -----------
 FOREIGN SECURITIES SECTOR--29.8%
 -------------------------------------
        AUSTRIA--0.1%
        ------------------------------
        BANKING--0.0%
        ------------------------------
   100  Bank Austria, AG                 $     4,865
        ------------------------------
   100  (a)Bank Austria AG, Rights               226
        ------------------------------   -----------
         Total                                 5,091
        ------------------------------   -----------
        CHEMICALS--0.0%
        ------------------------------
   200  Lenzing AG                            11,821
        ------------------------------   -----------
        FINANCIAL SERVICES--0.0%
        ------------------------------
   100  Creditanstalt-Bankverein               6,298
        ------------------------------
   200  Creditanstalt-Bankverein, Pfd.        10,422
        ------------------------------   -----------
         Total                                16,720
        ------------------------------   -----------
        PETROLEUM--0.1%
        ------------------------------
   150  OMV AG                                22,375
        ------------------------------   -----------
        RUBBER & MISC. MATERIALS--0.0%
        ------------------------------
   200  Radex-Heraklith                        8,299
        ------------------------------   -----------
        STEEL--0.0%
        ------------------------------
   100  Boehler-Uddeholm                       8,403
        ------------------------------   -----------
        UTILITIES--0.0%
        ------------------------------
   100  Oest Elektrizitats, Class A            7,081
        ------------------------------   -----------
         TOTAL AUSTRIA                        79,790
        ------------------------------   -----------
        BRAZIL--0.0%
        ------------------------------
 7,481  Rhodia-Ster S.A., GDR                 18,702
        ------------------------------   -----------
        DENMARK--0.1%
        ------------------------------
        BANKING--0.1%
        ------------------------------
   200  Den Danske Bank                       21,787
        ------------------------------
   400  Unidanmark, Class A                   25,978
        ------------------------------   -----------
         Total                                47,765
        ------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                            VALUE
                                           IN U.S.
 SHARES                                    DOLLARS
 ------ ------------------------------   ------------
 FOREIGN SECURITIES SECTOR--CONTINUED
 -------------------------------------
        DENMARK--CONTINUED
        ------------------------------
        COMMUNICATIONS EQUIPMENT--0.0%
        ------------------------------
   200  Tele Danmark AS, Class B         $     10,492
        ------------------------------   ------------
        ENVIRONMENTAL SERVICES--0.0%
        ------------------------------
   100  Danisco                                 5,662
        ------------------------------   ------------
        INDUSTRIAL SERVICES--0.0%
        ------------------------------
   100  Nkt Holding                             7,728
        ------------------------------   ------------
        MISCELLANEOUS--0.0%
        ------------------------------
   300  Korn-Og Foderstof                       9,363
        ------------------------------   ------------
        TRANSPORTATION-AIR--0.0%
        ------------------------------
   400  SAS Danmark AS                          6,717
        ------------------------------   ------------
         TOTAL DENMARK                         87,727
        ------------------------------   ------------
        FINLAND--0.2%
        ------------------------------
        BANKING--0.0%
        ------------------------------
 3,950  Merita Ltd, Class A                    18,739
        ------------------------------   ------------
        ELECTRICAL EQUIPMENT--0.1%
        ------------------------------
   250  Nokia AB, Class K                      23,672
        ------------------------------
   500  Nokia AB-A                             47,534
        ------------------------------   ------------
         Total                                 71,206
        ------------------------------   ------------
        MISCELLANEOUS--0.1%
        ------------------------------
    36  Rauma Oy                                  748
        ------------------------------
 1,300  UPM-Kymmene OY                         36,118
        ------------------------------   ------------
         Total                                 36,866
        ------------------------------   ------------
        NON-FERROUS METALS--0.0%
        ------------------------------
   500  Outokumpu Oy                            9,119
        ------------------------------   ------------
        TRADING COMPANY--0.0%
        ------------------------------
   750  Kesko                                  10,560
        ------------------------------   ------------
         TOTAL FINLAND                        146,490
        ------------------------------   ------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                      VALUE
                                                     IN U.S.
 SHARES                                              DOLLARS
 ------ ----------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 -----------------------------------------------
        FRANCE--0.7%
        ----------------------------------------
        AUTOMOBILE--0.0%
        ----------------------------------------
   150  Peugeot S.A.                               $    19,772
        ----------------------------------------   -----------
        BEVERAGE--0.2%
        ----------------------------------------
   310  LVMH (Moet-Hennessy)                            65,891
        ----------------------------------------   -----------
        BROADCASTING--0.0%
        ----------------------------------------
   150  Havas S.A.                                      10,182
        ----------------------------------------   -----------
        BUILDING MATERIALS--0.1%
        ----------------------------------------
   255  Compagnie de St. Gobain                         39,329
        ----------------------------------------
   280  Lafarge-Coppee                                  20,521
        ----------------------------------------   -----------
         Total                                          59,850
        ----------------------------------------   -----------
        CHEMICALS--0.1%
        ----------------------------------------
 1,122  Rhone-Poulenc, Class A                          44,633
        ----------------------------------------   -----------
        FINANCIAL SERVICES--0.1%
        ----------------------------------------
   260  AXA                                             17,442
        ----------------------------------------
   230  Compagnie Financiere de Paribas, Class A        17,058
        ----------------------------------------   -----------
         Total                                          34,500
        ----------------------------------------   -----------
        MOTOR VEHICLE PARTS--0.0%
        ----------------------------------------
   384  Michelin, Class B                               21,813
        ----------------------------------------   -----------
        PHARMACEUTICALS--0.2%
        ----------------------------------------
   220  L'Oreal                                         88,072
        ----------------------------------------
   290  Sanofi S.A.                                     26,934
        ----------------------------------------   -----------
         Total                                         115,006
        ----------------------------------------   -----------
        RETAILERS-BROADLINE--0.0%
        ----------------------------------------
    60  Pinault-Printemps-Redoute S.A.                  28,146
        ----------------------------------------   -----------
        RETAILERS SPECIALTY--0.0%
        ----------------------------------------
   275  Castorama Dubois Investisse                     29,574
        ----------------------------------------   -----------
        UTILITIES--0.0%
        ----------------------------------------
   170  Lyonnaise des Eaux S.A.                         18,970
        ----------------------------------------   -----------
         TOTAL FRANCE                                  448,337
        ----------------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                       VALUE
                                                      IN U.S.
 SHARES                                               DOLLARS
 ------ -----------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ------------------------------------------------
        GERMANY--2.6%
        -----------------------------------------
        AIRLINES--0.1%
        -----------------------------------------
 2,500  Deutsche Lufthansa AG                       $    49,237
        -----------------------------------------   -----------
        AUTOMOTIVE & RELATED--0.1%
        -----------------------------------------
 1,000  Daimler Benz AG                                  82,515
        -----------------------------------------   -----------
        BANKING--0.4%
        -----------------------------------------
 2,250  Bayerische Hypotheken-Und Wechsel-Bank AG        96,140
        -----------------------------------------
 2,700  Deutsche Bank AG                                190,090
        -----------------------------------------   -----------
         Total                                          286,230
        -----------------------------------------   -----------
        CHEMICALS--0.2%
        -----------------------------------------
 4,500  Bayer AG                                        179,165
        -----------------------------------------   -----------
        ELECTRICAL EQUIPMENT--0.6%
        -----------------------------------------
 5,650  Siemens AG                                      381,634
        -----------------------------------------   -----------
        HEALTHCARE-GENERAL--0.1%
        -----------------------------------------
 1,500  Merck KGAA                                       57,302
        -----------------------------------------   -----------
        INSURANCE-LIFE--0.6%
        -----------------------------------------
 1,500  Allianz AG Holding                              361,895
        -----------------------------------------   -----------
        MULTI-INDUSTRY--0.2%
        -----------------------------------------
   218  Viag AG                                          97,566
        -----------------------------------------   -----------
        STEEL--0.1%
        -----------------------------------------
   200  Thyssen AG                                       46,634
        -----------------------------------------   -----------
        UTILITIES-ELECTRIC--0.2%
        -----------------------------------------
 2,050  RWE AG                                           99,254
        -----------------------------------------   -----------
         TOTAL GERMANY                                1,641,432
        -----------------------------------------   -----------
        HONG KONG--1.1%
        -----------------------------------------
        BANKING--0.2%
        -----------------------------------------
 4,844  Bank Of East Asia                                18,093
        -----------------------------------------
 6,000  Hang Seng Bank, Ltd.                             73,856
        -----------------------------------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                VALUE
                                               IN U.S.
 SHARES                                        DOLLARS
 ------ ----------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 -----------------------------------------
        HONG KONG--CONTINUED
        ----------------------------------
        BANKING--CONTINUED
        ----------------------------------
  1,545 HSBC Holdings PLC                    $    51,713
        ----------------------------------
  1,200 Wing Lung Bank                             7,118
        ----------------------------------   -----------
         Total                                   150,780
        ----------------------------------   -----------
        BROADCASTING--0.0%
        ----------------------------------
  2,000 Television Broadcasting                    7,082
        ----------------------------------   -----------
        ENTERTAINMENT & RECREATION--0.0%
        ----------------------------------
  3,000 Hong Kong & Shang Hot                      3,644
        ----------------------------------
  4,000 Shangri-La Asia                            4,110
        ----------------------------------   -----------
         Total                                     7,754
        ----------------------------------   -----------
        FINANCIAL SERVICES--0.0%
        ----------------------------------
  6,000 Peregrine Investment                      10,196
        ----------------------------------   -----------
        MULTI-INDUSTRY--0.2%
        ----------------------------------
  9,000 Hutchison Whampoa                         88,686
        ----------------------------------
  3,000 Swire Pacific, Ltd.                       22,971
        ----------------------------------   -----------
         Total                                   111,657
        ----------------------------------   -----------
        PROPERTY--0.1%
        ----------------------------------
  2,000 Hysan Development Co., Ltd.                5,983
        ----------------------------------
  5,033 New World Development Co., Ltd.           30,440
        ----------------------------------
  4,000 Wharf Holdings Ltd.                       14,732
        ----------------------------------   -----------
         Total                                    51,155
        ----------------------------------   -----------
        REAL ESTATE--0.3%
        ----------------------------------
  5,000 Cheung Kong                               56,216
        ----------------------------------
 10,000 Sun Hung Kai Properties                  117,601
        ----------------------------------   -----------
         Total                                   173,817
        ----------------------------------   -----------
        TELECOMMUNICATIONS--0.2%
        ----------------------------------
 34,843 Hong Kong Telecommunications, Ltd.        78,800
        ----------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                               VALUE
                                              IN U.S.
 SHARES                                       DOLLARS
 ------ ---------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ----------------------------------------
        HONG KONG--CONTINUED
        ---------------------------------
        UTILITIES--0.1%
        ---------------------------------
  9,000 China Light and Power Co., Ltd.     $    49,548
        ---------------------------------
 12,000 Hong Kong and China Gas Co., Ltd.        24,735
        ---------------------------------   -----------
         Total                                   74,283
        ---------------------------------   -----------
         TOTAL HONG KONG                        665,524
        ---------------------------------   -----------
        IRELAND--0.3%
        ---------------------------------
        BANKING--0.0%
        ---------------------------------
      1 Bank of Ireland PLC                           7
        ---------------------------------   -----------
        BUILDING MATERIALS--0.3%
        ---------------------------------
 14,329 CRH PLC                                 163,425
        ---------------------------------   -----------
         TOTAL IRELAND                          163,432
        ---------------------------------   -----------
        ITALY--1.0%
        ---------------------------------
        AUTOMOTIVE & RELATED--0.2%
        ---------------------------------
 37,510 Fiat SPA                                133,859
        ---------------------------------
  4,180 Fiat SPA                                  7,434
        ---------------------------------   -----------
         Total                                  141,293
        ---------------------------------   -----------
        BANKING--0.1%
        ---------------------------------
  5,300 Banca Commerciale Italiana               15,229
        ---------------------------------
    600 Imi                                       6,437
        ---------------------------------   -----------
         Total                                   21,666
        ---------------------------------   -----------
        BROADCASTING--0.0%
        ---------------------------------
  3,500 Mediaset SPA                             18,046
        ---------------------------------   -----------
        FINANCE-0.0%
        ---------------------------------
  6,200 Credito Italiano                         16,774
        ---------------------------------   -----------
        PAPER PRODUCTS--0.0%
        ---------------------------------
  1,000 Burgo (Cartiere) SPA                      6,488
        ---------------------------------   -----------
        PETROLEUM--0.3%
        ---------------------------------
 26,000 Eni SPA                                 163,729
        ---------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                     VALUE
                                                    IN U.S.
 SHARES                                             DOLLARS
 ------ ---------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ----------------------------------------------
        ITALY--CONTINUED
        ---------------------------------------
        RUBBER & MISC. MATERIALS--0.0%
        ---------------------------------------
  2,300 Pirelli SPA                               $     6,742
        ---------------------------------------   -----------
        TELECOMMUNICATIONS--0.4%
        ---------------------------------------
 46,000 Telecom Italia Mobile SPA                     182,545
        ---------------------------------------
  9,944 Telecom Italia SPA                             66,249
        ---------------------------------------   -----------
         Total                                        248,794
        ---------------------------------------   -----------
        UTILITIES--0.0%
        ---------------------------------------
  1,200 Edison SPA                                      6,458
        ---------------------------------------   -----------
         TOTAL ITALY                                  629,990
        ---------------------------------------   -----------
        JAPAN--10.3%
        ---------------------------------------
        AIRLINES-0.0%
        ---------------------------------------
  2,000 Japan Airlines Co.                              7,276
        ---------------------------------------   -----------
        AUTOMOTIVE & RELATED--1.0%
        ---------------------------------------
  2,000 Denso Corp.                                    48,562
        ---------------------------------------
  3,000 Honda Motor Co., Ltd.                         104,666
        ---------------------------------------
  5,000 Nissan Motor Co., Ltd.                         29,833
        ---------------------------------------
 15,000 Toyota Motor Credit Corp.                     459,932
        ---------------------------------------   -----------
         Total                                        642,993
        ---------------------------------------   -----------
        BANKING--1.7%
        ---------------------------------------
  9,000 Asahi Bank, Ltd.                               52,208
        ---------------------------------------
 18,000 Bank of Tokyo-Mitsubishi, Ltd.                343,084
        ---------------------------------------
  9,000 Fuji Bank, Ltd., Tokyo                         99,196
        ---------------------------------------
  8,000 Industrial Bank of Japan, Ltd., Tokyo          99,445
        ---------------------------------------
  6,000 Mitsubishi Trust & Banking Corp., Tokyo        93,478
        ---------------------------------------
  4,000 Mitsui Trust & Banking                         19,922
        ---------------------------------------
 15,000 Sakura Bank, Ltd., Tokyo                       71,725
        ---------------------------------------
 10,000 Sumitomo Bank, Ltd., Osaka                    150,825
        ---------------------------------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                 VALUE
                                                IN U.S.
 SHARES                                         DOLLARS
 ------ -----------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ------------------------------------------
        JAPAN--CONTINUED
        -----------------------------------
        BANKING--CONTINUED
        -----------------------------------
  8,000 Tokai Bank, Ltd., Nagoya              $    66,230
        -----------------------------------   -----------
         Total                                    996,113
        -----------------------------------   -----------
        BUILDING & CONSTRUCTION-0.0%
        -----------------------------------
  1,000 Obayashi Corp.                              6,041
        -----------------------------------   -----------
        BUILDING MATERIALS--0.0%
        -----------------------------------
  3,000 Takara Standard Co.                        21,331
        -----------------------------------   -----------
        CAPITAL GOODS--0.2%
        -----------------------------------
 13,000 Asahi Glass Co., Ltd.                     101,052
        -----------------------------------   -----------
        CHEMICALS & RELATED--0.4%
        -----------------------------------
 12,000 Daicel Chemical Industries                 30,728
        -----------------------------------
  6,000 Sekisui Chemical Co.                       45,198
        -----------------------------------
  1,000 Shin-Etsu Chemical Co.                     27,513
        -----------------------------------
  6,000 Sumitomo Bakelite Co., Ltd.                42,562
        -----------------------------------
  2,000 Sumitomo Chemical Co.                       7,342
        -----------------------------------
  3,000 Takeda Chemical Industries                 89,998
        -----------------------------------   -----------
         Total                                    243,341
        -----------------------------------   -----------
        CHEMICAL-SPECIALTY--0.3%
        -----------------------------------
  2,000 Fuji Photo Film Co.                        82,539
        -----------------------------------
  5,000 Shiseido Co.                               80,385
        -----------------------------------   -----------
         Total                                    162,924
        -----------------------------------   -----------
        COMMUNICATION EQUIPMENT--0.3%
        -----------------------------------
  8,000 Matsushita Electric Industrial Co.        144,526
        -----------------------------------
      1 NTT Data Communications Systems Co.        45,330
        -----------------------------------   -----------
         Total                                    189,856
        -----------------------------------   -----------
        COMPUTERS--0.2%
        -----------------------------------
  6,000 Fujitsu, Ltd.                              75,081
        -----------------------------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                       VALUE
                                                      IN U.S.
 SHARES                                               DOLLARS
 ------- ----------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ------------------------------------------------
         JAPAN--CONTINUED
         ----------------------------------------
         COMPUTERS--CONTINUED
         ----------------------------------------
   6,000 NEC Corp.                                  $    73,092
         ----------------------------------------   -----------
          Total                                         148,173
         ----------------------------------------   -----------
         CONSUMER ELECTRONIC--0.4%
         ----------------------------------------
   1,000 Rohm Co.                                       117,676
         ----------------------------------------
   6,000 Sharp Corp.                                     54,695
         ----------------------------------------
   1,000 Sony Corp.                                      94,473
         ----------------------------------------   -----------
          Total                                         266,844
         ----------------------------------------   -----------
         ELECTRONICS & ELECTRICAL EQUIPMENT--0.9%
         ----------------------------------------
     500 Advantest                                       49,308
         ----------------------------------------
   2,000 Canon Sales Co., Inc.                           39,446
         ----------------------------------------
   5,000 Canon, Inc.                                    146,267
         ----------------------------------------
  16,000 Hitachi, Ltd.                                  139,223
         ----------------------------------------
     600 Kyocera Corp.                                   39,231
         ----------------------------------------
   1,000 Mitsubishi Corp.                                 9,696
         ----------------------------------------
   1,000 Murata Manufacturing                            43,258
         ----------------------------------------
   1,000 Tokyo Electron, Ltd.                            61,076
         ----------------------------------------
   4,000 Yamatake-Honeywell                              56,352
         ----------------------------------------   -----------
          Total                                         583,857
         ----------------------------------------   -----------
         FINANCIAL SERVICES--0.8%
         ----------------------------------------
   2,200 Credit Saison Co., Ltd.                         59,799
         ----------------------------------------
   4,000 Daiwa Securities Co., Ltd.                      24,530
         ----------------------------------------
 134,000 (a)Nikkei 300 Stock Index List Fund            304,268
         ----------------------------------------
   7,000 Nomura Securities Co., Ltd.                     91,075
         ----------------------------------------
   3,000 Yamaichi Securities Co., Ltd.                    6,166
         ----------------------------------------   -----------
          Total                                         485,838
         ----------------------------------------   -----------
         FOOD PROCESSING--0.1%
         ----------------------------------------
   3,000 House Foods Corp.                               50,965
         ----------------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                 VALUE
                                                IN U.S.
 SHARES                                         DOLLARS
 ------ -----------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ------------------------------------------
        JAPAN--CONTINUED
        -----------------------------------
        HOUSING & CONSTRUCTION--0.1%
        -----------------------------------
 13,000 Taisei Corp.                          $    48,587
        -----------------------------------   -----------
        INSURANCE--0.2%
        -----------------------------------
 11,000 Sumitomo Marine & Fire                     76,117
        -----------------------------------
  4,000 Tokio Marine and Fire Insurance Co.        48,065
        -----------------------------------   -----------
         Total                                    124,182
        -----------------------------------   -----------
        MACHINERY--0.3%
        -----------------------------------
 14,000 Komatsu, Ltd.                              78,313
        -----------------------------------
  4,000 Mori Seiki Co.                             46,739
        -----------------------------------
  4,000 Takuma Co., Ltd.                           39,778
        -----------------------------------   -----------
         Total                                    164,830
        -----------------------------------   -----------
        NON-RESIDENTIAL CONSTRUCTION--0.1%
        -----------------------------------
  7,000 Sekisui House, Ltd.                        66,711
        -----------------------------------   -----------
        OIL & RELATED--0.0%
        -----------------------------------
  8,000 Mitsubishi Oil Co.                         21,480
        -----------------------------------   -----------
        PAPER PRODUCTS--0.0%
        -----------------------------------
  2,000 Nippon Paper Industries Co.                10,972
        -----------------------------------   -----------
        PHARMACEUTICALS--0.4%
        -----------------------------------
  6,000 Chugai Pharmaceutical Co.                  51,711
        -----------------------------------
  4,000 Kaken Pharmaceutical                       13,823
        -----------------------------------
  2,000 Sankyo Co., Ltd.                           69,280
        -----------------------------------
  4,000 Shionogi and Co.                           24,894
        -----------------------------------
  3,000 Yamanouchi Pharmaceutical Co., Ltd.        74,086
        -----------------------------------   -----------
         Total                                    233,794
        -----------------------------------   -----------
        PHOTO EQUIPMENT & SUPPLIES--0.0%
        -----------------------------------
  1,000 Nikon Corp.                                15,745
        -----------------------------------   -----------
        PRINTING-COMMERCIAL--0.0%
        -----------------------------------
  1,000 Dai Nippon Printing Co., Ltd.              21,381
        -----------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                VALUE
                                               IN U.S.
 SHARES                                        DOLLARS
 ------ ----------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 -----------------------------------------
        JAPAN--CONTINUED
        ----------------------------------
        REAL ESTATE--0.2%
        ----------------------------------
  8,000 Mitsubishi Estate Co., Ltd.          $   116,682
        ----------------------------------   -----------
        RETAIL--0.3%
        ----------------------------------
  1,000 Daiei, Inc.                                5,519
        ----------------------------------
  5,000 Hankyu Department Stores, Inc.            41,435
        ----------------------------------
  1,000 Isetan Co.                                 9,613
        ----------------------------------
  2,000 Ito Yokado Co., Ltd.                     108,395
        ----------------------------------   -----------
         Total                                   164,962
        ----------------------------------   -----------
        RUBBER & MISC. MATERIALS--0.1%
        ----------------------------------
  3,000 Bridgestone Corp.                         72,097
        ----------------------------------   -----------
        SHIPBUILDING--0.2%
        ----------------------------------
 27,000 Mitsubishi Heavy Industries, Ltd.        147,899
        ----------------------------------   -----------
        STEEL--0.1%
        ----------------------------------
 44,000 NKK Corp.                                 59,070
        ----------------------------------
  9,000 Nippon Steel Co.                          19,839
        ----------------------------------   -----------
         Total                                    78,909
        ----------------------------------   -----------
        TELECOMMUNICATIONS--0.9%
        ----------------------------------
     62 Nippon Telegraph & Telephone Corp.       570,316
        ----------------------------------   -----------
        TEXTILE & APPAREL--0.1%
        ----------------------------------
  6,000 Nisshinbo Industries                      39,728
        ----------------------------------   -----------
        TRADING COMPANY--0.3%
        ----------------------------------
 15,000 Itochu Corp.                              51,960
        ----------------------------------
 22,000 Marubeni Corp.                            72,926
        ----------------------------------
  4,000 Onward Kashiyama Co., Ltd.                57,678
        ----------------------------------   -----------
         Total                                   182,564
        ----------------------------------   -----------
        TRANSPORTATION--0.4%
        ----------------------------------
     12 East Japan Railway Co.                    56,286
        ----------------------------------
 35,000 (a)Kawasaki Kisen Kaisha, Ltd.            38,286
        ----------------------------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                             VALUE
                                            IN U.S.
 SHARES                                     DOLLARS
 ------ -------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 --------------------------------------
        JAPAN--CONTINUED
        -------------------------------
        TRANSPORTATION--CONTINUED
        -------------------------------
 28,000 Kinki Nippon Railway              $   159,874
        -------------------------------   -----------
         Total                                254,446
        -------------------------------   -----------
        UTILITIES--0.3%
        -------------------------------
    900 Kansai Electric Power Co., Inc.        16,035
        -------------------------------
  1,000 Sumitomo Electric Industries           14,337
        -------------------------------
  8,100 Tokyo Electric Power Co.              155,731
        -------------------------------   -----------
         Total                                186,103
        -------------------------------   -----------
         TOTAL JAPAN                        6,427,992
        -------------------------------   -----------
        NETHERLANDS--0.7%
        -------------------------------
        BANKING--0.1%
        -------------------------------
  1,621 ABN-Amro Hldgs N.V.                    32,822
        -------------------------------   -----------
        CONSUMER & RELATED--0.0%
        -------------------------------
    200 Heineken N.V.                          35,080
        -------------------------------   -----------
        FOOD PROCESSING--0.1%
        -------------------------------
    200 Unilever N.V.                          42,687
        -------------------------------   -----------
        HOUSEHOLD DURABLES--0.1%
        -------------------------------
    600 Philips Electronics N.V.               50,766
        -------------------------------   -----------
        INSURANCE--0.2%
        -------------------------------
    315 Aegon N.V.                             25,228
        -------------------------------
  1,065 Ahold N.V.                             28,788
        -------------------------------
  1,436 ING Groep N.V.                         65,945
        -------------------------------   -----------
         Total                                119,961
        -------------------------------   -----------
        PETROLEUM--0.2%
        -------------------------------
  2,600 Royal Dutch Petroleum                 145,526
        -------------------------------   -----------
         TOTAL NETHERLANDS                    426,842
        -------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                               VALUE
                                              IN U.S.
 SHARES                                       DOLLARS
 ------ ---------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ----------------------------------------
        NEW ZEALAND--0.1%
        ---------------------------------
        BUILDING MATERIALS--0.0%
        ---------------------------------
 5,552  Fletcher Challenge Energy           $     6,936
        ---------------------------------   -----------
        FOREST PRODUCTS--0.1%
        ---------------------------------
 8,300  Carter Holt Harvey                       18,026
        ---------------------------------
   222  Fletcher Challenge Forests                  277
        ---------------------------------   -----------
         Total                                   18,303
        ---------------------------------   -----------
        TELECOMMUNICATIONS--0.0%
        ---------------------------------
 3,900  Telecom Corp. of New Zealand             19,788
        ---------------------------------   -----------
         TOTAL NEW ZEALAND                       45,027
        ---------------------------------   -----------
        NORWAY--0.2%
        ---------------------------------
        ENERGY--0.1%
        ---------------------------------
 1,000  Norsk Hydro AS                           59,591
        ---------------------------------   -----------
        FOREST PRODUCTS--0.1%
        ---------------------------------
   300  Norske Skogindustrier AS, Class A        11,271
        ---------------------------------
   200  Norske Skogindustrier AS, Class B         6,867
        ---------------------------------   -----------
         Total                                   18,138
        ---------------------------------   -----------
        INSURANCE-LIFE--0.0%
        ---------------------------------
 1,300  (a)Storebrand ASA                         9,329
        ---------------------------------   -----------
        MULTI-INDUSTRY--0.0%
        ---------------------------------
   200  Aker AS, Class A                          3,743
        ---------------------------------
    40  Aker AS, Class B                            681
        ---------------------------------
   100  Orkla Borregaard AS, Class A              8,837
        ---------------------------------   -----------
         Total                                   13,261
        ---------------------------------   -----------
        NON-FERROUS METALS--0.0%
        ---------------------------------
   400  Elkem AS, Class A                         7,092
        ---------------------------------   -----------
         TOTAL NORWAY                           107,411
        ---------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                              VALUE
                                             IN U.S.
 SHARES                                      DOLLARS
 ------ --------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ---------------------------------------
        SOUTH AFRICA--0.1%
        --------------------------------
        MINERAL PRODUCTS--0.1%
        --------------------------------
 20,000 Billiton PLC                       $    77,030
        --------------------------------   -----------
        SPAIN--0.8%
        --------------------------------
        BANKING--0.1%
        --------------------------------
    300 Argentaria SA                           17,947
        --------------------------------
    900 Banco Bilbao Vizcaya SA                 27,705
        --------------------------------
  1,200 Banco Santander                         39,311
        --------------------------------   -----------
         Total                                  84,963
        --------------------------------   -----------
        PETROLEUM--0.1%
        --------------------------------
  1,100 Repsol SA                               47,531
        --------------------------------   -----------
        REAL ESTATE--0.3%
        --------------------------------
  6,000 Vallehermosa SA                        165,405
        --------------------------------   -----------
        TELECOMMUNICATIONS--0.1%
        --------------------------------
  2,200 Telefonica de Espana                    69,123
        --------------------------------   -----------
        UTILITIES--0.2%
        --------------------------------
  2,400 Endesa SA                               51,209
        --------------------------------
    400 Gas Natural SDG SA                      21,063
        --------------------------------
  2,200 Iberdrola SA                            27,045
        --------------------------------
    600 Union Elec Fenosa                        5,205
        --------------------------------   -----------
         Total                                 104,522
        --------------------------------   -----------
         TOTAL SPAIN                           471,544
        --------------------------------   -----------
        SWEDEN--0.7%
        --------------------------------
        BANKING--0.0%
        --------------------------------
  1,500 Skand Enskilda BKN, Class A             18,188
        --------------------------------
    300 Svenska Handelsbanken, Stockholm        10,399
        --------------------------------   -----------
         Total                                  28,587
        --------------------------------   -----------
        COMMUNICATIONS--0.2%
        --------------------------------
  2,300 Telefonaktiebolaget LM Ericsson        110,491
        --------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                VALUE
                                                               IN U.S.
 SHARES                                                        DOLLARS
 ------  -------------------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ---------------------------------------------------------
         SWEDEN--CONTINUED
         -------------------------------------------------
         MISCELLANEOUS--0.2%
         -------------------------------------------------
 2,600   Scania AB, Class A                                       78,814
         -------------------------------------------------
 2,600   Scania AB, Class B                                  $    78,814
         -------------------------------------------------   -----------
          Total                                                  157,628
         -------------------------------------------------   -----------
         PHARMACEUTICALS--0.3%
         -------------------------------------------------
 8,800   Astra AB, Class A                                       162,372
         -------------------------------------------------   -----------
          TOTAL SWEDEN                                           459,078
         -------------------------------------------------   -----------
         SWITZERLAND--7.6%
         -------------------------------------------------
         AIRLINES-0.1%
         -------------------------------------------------
    30   Sairgroup                                                40,120
         -------------------------------------------------   -----------
         BANKING--1.2%
         -------------------------------------------------
   600   Credit Suisse Group                                      81,064
         -------------------------------------------------
   200   Schweizerische Bankgesellschaft (UBS)                    46,755
         -------------------------------------------------
   300   Schweizerische Bankgesellschaft (UBS)                   350,454
         -------------------------------------------------
   900   Schweizerischer Bankverein                              243,193
         -------------------------------------------------   -----------
          Total                                                  721,466
         -------------------------------------------------   -----------
         BUILDING PRODUCTS--0.1%
         -------------------------------------------------
    50   Holderbank Financiere Glaris AG, Class B                 47,442
         -------------------------------------------------
   100   Holderbank Financiere Glaris AG, Class R                 19,527
         -------------------------------------------------   -----------
          Total                                                   66,969
         -------------------------------------------------   -----------
         COMMERCIAL SERVICES--0.0%
         -------------------------------------------------
    15   SGS Societe Generale de Surveillance Holding S.A.        26,248
         -------------------------------------------------   -----------
         ELECTRICAL EQUIPMENT--0.3%
         -------------------------------------------------
    95   ABB AG                                                  139,913
         -------------------------------------------------
    10   Schindler Holding AG                                     12,445
         -------------------------------------------------
    50   Sulzer AG                                                38,023
         -------------------------------------------------   -----------
          Total                                                  190,381
         -------------------------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                      VALUE
                                     IN U.S.
 SHARES                                                              DOLLARS
 ------ --------------------------------------------------------   ------------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ---------------------------------------------------------------
        SWITZERLAND--CONTINUED
        --------------------------------------------------------
        FOOD PROCESSING--1.1%
        --------------------------------------------------------
    500 Nestle SA                                                  $    696,507
        --------------------------------------------------------   ------------
        HEALTHCARE-GENERAL--1.6%
        --------------------------------------------------------
    100 Roche Holding AG                                              1,015,677
        --------------------------------------------------------   ------------
        HOUSEHOLD PRODUCTS--0.4%
        --------------------------------------------------------
    600 Zurich Versicherungsgesellschaft                                261,139
        --------------------------------------------------------   ------------
        HUMAN RESOURCES--0.1%
        --------------------------------------------------------
    200 Adecco S.A.                                                      80,446
        --------------------------------------------------------   ------------
        INSURANCE-LIFE--0.5%
        --------------------------------------------------------
    190 Schw Rueckversicherungs                                         284,922
        --------------------------------------------------------   ------------
        METAL & MINING--0.1%
        --------------------------------------------------------
     75 Alusuisse Lonza Holding AG                                       73,002
        --------------------------------------------------------   ------------
        MISCELLANEOUS--2.0%
        --------------------------------------------------------
    790 Novartis AG                                                   1,211,909
        --------------------------------------------------------   ------------
        RETAIL-RESTAURANTS--0.0%
        --------------------------------------------------------
     50 Valora Holding AG                                                10,640
        --------------------------------------------------------   ------------
        UNASSIGNED--0.1%
        --------------------------------------------------------
     50 Societe Suisse pour la Microelectronique et l'Horlogerie         29,772
        --------------------------------------------------------
    200 Societe Suisse pour la Microelectronique et l'Horlogerie         27,537
        --------------------------------------------------------   ------------
         Total                                                           57,309
        --------------------------------------------------------   ------------
         TOTAL SWITZERLAND                                            4,736,735
        --------------------------------------------------------   ------------
        UNITED KINGDOM--3.2%
        --------------------------------------------------------
        AEROSPACE--0.1%
        --------------------------------------------------------
  1,900 British Aerospace PLC                                            50,307
        --------------------------------------------------------   ------------
        BANKING--0.6%
        --------------------------------------------------------
  7,100 Lloyds TSB Group PLC                                             95,311
        --------------------------------------------------------
 18,028 National Westminster Bank PLC, London                           272,242
        --------------------------------------------------------   ------------
         Total                                                          367,553
        --------------------------------------------------------   ------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                               VALUE
                                                              IN U.S.
 SHARES                                                       DOLLARS
 ------ -------------------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 --------------------------------------------------------
        UNITED KINGDOM--CONTINUED
        -------------------------------------------------
        BROADCASTING--0.4%
        -------------------------------------------------
    900 British Sky Broadcasting Group PLC                   $    6,809
        -------------------------------------------------
 27,500 Carlton Communications PLC                              227,572
        -------------------------------------------------   -----------
         Total                                                  234,381
        -------------------------------------------------   -----------
        DIVERSIFIED OPERATIONS--0.2%
        -------------------------------------------------
 19,334 Williams Holdings PLC                                   115,040
        -------------------------------------------------   -----------
        FOOD PROCESSING--0.2%
        -------------------------------------------------
 14,300 Allied Domecq PLC                                       113,334
        -------------------------------------------------   -----------
        HEALTH CARE--0.5%
        -------------------------------------------------
 33,224 Smithkline Beecham Corp.                                324,121
        -------------------------------------------------   -----------
        MACHINERY--0.3%
        -------------------------------------------------
  8,800 Siebe PLC                                               176,949
        -------------------------------------------------   -----------
        MULTI-INDUSTRY--0.3%
        -------------------------------------------------
  7,500 Hanson PLC, ADR                                         180,938
        -------------------------------------------------   -----------
        OIL & RELATED--0.2%
        -------------------------------------------------
 10,370 British Petroleum Co. PLC                               156,347
        -------------------------------------------------   -----------
        PHARMACEUTICALS--0.2%
        -------------------------------------------------
  4,800 Glaxo Wellcome PLC                                      107,036
        -------------------------------------------------   -----------
        PUBLISHING--0.2%
        -------------------------------------------------
 12,722 EMI Group PLC                                           124,933
        -------------------------------------------------   -----------
        RETAIL--0.0%
        -------------------------------------------------
  5,468 Thorn EMI                                                12,318
        -------------------------------------------------   -----------
        TELECOMMUNICATIONS--0.0%
        -------------------------------------------------
  1,125 Cable & Wireless                                          9,578
        -------------------------------------------------   -----------
         TOTAL UNITED KINGDOM                                 1,972,835
        -------------------------------------------------   -----------
         TOTAL FOREIGN SECURITIES SECTOR (IDENTIFIED COST
        $18,032,118)                                         18,605,918
        -------------------------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                      VALUE
                                     IN U.S.
  SHARES                                                           DOLLARS
 --------- ---------------------------------------------------   ------------
 EMERGING MARKETS SECURITIES SECTOR--9.9%
 -------------------------------------------------------------
           ARGENTINA--0.3%
           ---------------------------------------------------
           PETROLEUM--0.3%
           ---------------------------------------------------
    21,385 Compania Naviera Perez Companc S.A., Class B          $    172,398
           ---------------------------------------------------   ------------
           BRAZIL--1.4%
           ---------------------------------------------------
           BANKING--0.1%
           ---------------------------------------------------
 7,000,000 Banco Bradesco S.A., Pfd.                                   73,794
           ---------------------------------------------------   ------------
           BASIC INDUSTRY--0.6%
           ---------------------------------------------------
     4,387 (a)Cia Acos Especiais Itabira-Acesita, ADR                  16,937
           ---------------------------------------------------
     3,207 (a)Companhia Energetica de Minas Gerais, ADR               176,219
           ---------------------------------------------------
     7,400 Companhia Vale Do Rio Doce, ADR                            181,017
           ---------------------------------------------------   ------------
            Total                                                     374,173
           ---------------------------------------------------   ------------
           INDUSTRIAL SERVICES--0.6%
           ---------------------------------------------------
     2,750 Telecomunicacoes Brasileras, ADR                           354,063
           ---------------------------------------------------   ------------
           STEEL--0.0%
           ---------------------------------------------------
 1,211,792 Cia Acos Especiais Itabira-Acesita, Pfd.                     2,632
           ---------------------------------------------------   ------------
           UTILITIES--0.1%
           ---------------------------------------------------
   150,000 Centrais Eletricas Brasileiras S.A., Pfd., Series B         84,887
           ---------------------------------------------------
     6,588 Light Servicos de Eletricidade S.A.                          2,820
           ---------------------------------------------------   ------------
            Total                                                      87,707
           ---------------------------------------------------   ------------
            TOTAL BRAZIL                                              892,369
           ---------------------------------------------------   ------------
           CHILE--0.8%
           ---------------------------------------------------
           CONSUMER DURABLES--0.2%
           ---------------------------------------------------
     4,200 Compania Cervecerias Unidas S.A., ADR                      120,750
           ---------------------------------------------------   ------------
           ENGINEERING-BUSINESS SERVICES--0.3%
           ---------------------------------------------------
     5,319 Chilgener S.A., ADR                                        145,940
           ---------------------------------------------------   ------------
           TELECOMMUNICATIONS--0.1%
           ---------------------------------------------------
     2,525 Compania Telecomunicacion Chile, ADR                        81,747
           ---------------------------------------------------   ------------
           UTILITIES--0.2%
           ---------------------------------------------------
     3,750 (b)Chilectra S.A., ADR                                     118,378
           ---------------------------------------------------   ------------
            TOTAL CHILE                                               466,815
           ---------------------------------------------------   ------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                      VALUE
                                     IN U.S.
 SHARES                                                             DOLLARS
 ------- ------------------------------------------------------   ------------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 --------------------------------------------------------------
         COLOMBIA--0.4%
         ------------------------------------------------------
         BANKING--0.3%
         ------------------------------------------------------
   2,600 Banco Ganadero S.A., ADR, Class B                        $    104,000
         ------------------------------------------------------
   5,500 Banco Industrial Colombiano, ADR                               98,313
         ------------------------------------------------------   ------------
          Total                                                        202,313
         ------------------------------------------------------   ------------
         MISCELLANEOUS--0.1%
         ------------------------------------------------------
   3,500 Cementos Diamante S.A., GDR                                    45,500
         ------------------------------------------------------   ------------
          TOTAL COLOMBIA                                               247,813
         ------------------------------------------------------   ------------
         GREECE--0.0%
         ------------------------------------------------------
         BANKING--0.0%
         ------------------------------------------------------
     422 Ergo Bank S.A.                                                 28,267
         ------------------------------------------------------   ------------
         INDIA--0.3%
         ------------------------------------------------------
         CHEMICALS--0.1%
         ------------------------------------------------------
   5,700 Indian Petrochemicals, GDR                                     58,397
         ------------------------------------------------------   ------------
         STEEL--0.0%
         ------------------------------------------------------
   5,500 Steel Authority of India, GDR                                  35,888
         ------------------------------------------------------   ------------
         TEXTILES--0.2%
         ------------------------------------------------------
   4,300 Reliance Industries, Ltd., GDR                                 98,631
         ------------------------------------------------------   ------------
          TOTAL INDIA                                                  192,916
         ------------------------------------------------------   ------------
         INDONESIA--0.3%
         ------------------------------------------------------
         BANKING--0.2%
         ------------------------------------------------------
 275,626 (a)PT Bank Dagang Nasional                                     54,455
         ------------------------------------------------------
  39,374 (a)PT Bank Dagang Nasional, Warrants 2/14/2000                  2,274
         ------------------------------------------------------
 260,814 (a)PT Bank International Indonesia                             75,311
         ------------------------------------------------------
  32,072 (a)PT Bank International Indonesia, Warrants 1/17/2000          2,720
         ------------------------------------------------------   ------------
          Total                                                        134,760
         ------------------------------------------------------   ------------
         CAPITAL GOODS--0.1%
         ------------------------------------------------------
   3,100 (a)PT Indosat, ADR                                             81,375
         ------------------------------------------------------   ------------
          TOTAL INDONESIA                                              216,135
         ------------------------------------------------------   ------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                           VALUE
                                                          IN U.S.
 SHARES                                                   DOLLARS
 ------ ---------------------------------------------   -----------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 ----------------------------------------------------
        KOREA--0.6%
        ---------------------------------------------
        AUTOMOBILE--0.0%
        ---------------------------------------------
  2,066 Hyundai Motor Service Co., Pfd.                 $    13,999
        ---------------------------------------------   -----------
        CAPITAL GOODS--0.1%
        ---------------------------------------------
  3,284 (a)Anam Industrial Co., Ltd.                         52,400
        ---------------------------------------------   -----------
        COMPUTERS--0.1%
        ---------------------------------------------
  5,750 Anam Industrial Co., Ltd., Pfd.                      33,934
        ---------------------------------------------   -----------
        ELECTRONICS & ELECTRICAL--0.0%
        ---------------------------------------------
      2 (a)Samsung Electronics Co.                              193
        ---------------------------------------------
     18 (b)Samsung Electronics Co., GDR                         968
        ---------------------------------------------   -----------
         Total                                                1,161
        ---------------------------------------------   -----------
        HOUSING & CONSTRUCTION--0.0%
        ---------------------------------------------
  9,000 (a)Kumho Construction & Engineering Co., Pfd.        21,836
        ---------------------------------------------   -----------
        MACHINERY--0.0%
        ---------------------------------------------
  6,000 (a)(b)Daewoo Heavy Industries, Pfd.                  23,213
        ---------------------------------------------   -----------
        MULTI-INDUSTRY--0.2%
        ---------------------------------------------
  2,283 (a)(b)Dong Bang Forwarding Co.                      118,516
        ---------------------------------------------
    913 (a)Dong Bang Forwarding Co., Rights                  14,222
        ---------------------------------------------   -----------
         Total                                              132,738
        ---------------------------------------------   -----------
        PETROLEUM--0.1%
        ---------------------------------------------
  2,571 (a)Yukong, Ltd.                                      47,767
        ---------------------------------------------   -----------
        UTILITIES--0.1%
        ---------------------------------------------
  3,200 (a)Korea Electric Power Corp.                        70,995
        ---------------------------------------------   -----------
         TOTAL KOREA                                        398,043
        ---------------------------------------------   -----------
        MALAYSIA--0.9%
        ---------------------------------------------
        AIRLINES--0.1%
        ---------------------------------------------
 25,000 Malaysian Airline System                             40,071
        ---------------------------------------------   -----------
        BANKING--0.2%
        ---------------------------------------------
 14,000 Commerce Asset Holdings Berhad                       15,708
        ---------------------------------------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                      VALUE
                                     IN U.S.
 SHARES                                                           DOLLARS
 ------ ------------------------------------------------------   ----------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 -------------------------------------------------------------
        MALAYSIA--CONTINUED
        ------------------------------------------------------
        BANKING--CONTINUED
        ------------------------------------------------------
  1,750 (a)Commerce Asset Holdings Berhad, Warrants 12/31/2002   $      566
        ------------------------------------------------------
 25,000 RHB Capital BHD                                              29,591
        ------------------------------------------------------
 12,000 Malayan Banking Berhad                                       60,291
        ------------------------------------------------------   ----------
         Total                                                      106,156
        ------------------------------------------------------   ----------
        BEVERAGES--0.1%
        ------------------------------------------------------
 40,000 Guinness Anchor Berhad                                       61,648
        ------------------------------------------------------   ----------
        FOREST PRODUCTS--0.0%
        ------------------------------------------------------
 10,000 Jaya Tiasa Holdings                                          27,587
        ------------------------------------------------------   ----------
        INDUSTRIAL COMPONENT--0.0%
        ------------------------------------------------------
  9,000 United Engineers, Ltd.                                       28,851
        ------------------------------------------------------   ----------
        LEISURE & RECREATION--0.1%
        ------------------------------------------------------
 12,000 Genting Berhad                                               37,358
        ------------------------------------------------------   ----------
        MULTI-INDUSTRY--0.1%
        ------------------------------------------------------
 35,000 Sime Darby Berhad                                            72,821
        ------------------------------------------------------   ----------
        NON RESIDENTIAL CONSTRUCTION--0.1%
        ------------------------------------------------------
 47,000 Renong Berhad                                                46,359
        ------------------------------------------------------   ----------
        TELECOMMUNICATIONS--0.1%
        ------------------------------------------------------
 13,500 Telekom Malaysia Berhad                                      40,988
        ------------------------------------------------------   ----------
        UTILITIES--0.1%
        ------------------------------------------------------
 18,000 Petronas Gas Berhad                                          53,263
        ------------------------------------------------------   ----------
         TOTAL MALAYSIA                                             515,102
        ------------------------------------------------------   ----------
        MEXICO--1.4%
        ------------------------------------------------------
        FINANCIAL SERVICES--0.3%
        ------------------------------------------------------
  4,900 (a)Carso Global Telecom, ADR                                 41,592
        ------------------------------------------------------
  4,900 (a)Grupo Carso S.A. de C.V., Class A1, ADR                   78,898
        ------------------------------------------------------
 16,000 (a)Grupo Financiero Banamex Accivel, Class B                 50,450
        ------------------------------------------------------
  1,140 (a)Grupo Financiero Banamex Accivel, Class L                  3,345
        ------------------------------------------------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                      VALUE
                                     IN U.S.
 SHARES                                                             DOLLARS
 ------- ------------------------------------------------------   ------------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 --------------------------------------------------------------
         MEXICO--CONTINUED
         ------------------------------------------------------
         FINANCIAL SERVICES--CONTINUED
         ------------------------------------------------------
      68 Grupo Financiero Inbursa, S.A. de C.V., Class B, ADR     $      1,504
         ------------------------------------------------------   ------------
          Total                                                        175,789
         ------------------------------------------------------   ------------
         INDUSTRIAL & RELATED--0.1%
         ------------------------------------------------------
  11,000 Apasco S.A. de C.V.                                            83,668
         ------------------------------------------------------   ------------
         MULTI-INDUSTRY--0.2%
         ------------------------------------------------------
  12,791 Alfa, S.A. de C.V., Class A                                   120,173
         ------------------------------------------------------   ------------
         PAPER PRODUCTS--0.2%
         ------------------------------------------------------
  25,000 Kimberly-Clark de Mexico                                      130,792
         ------------------------------------------------------   ------------
         TELECOMMUNICATIONS--0.5%
         ------------------------------------------------------
 110,000 Telefonos de Mexico                                           286,679
         ------------------------------------------------------   ------------
         TELECOMMUNICATION SERVICES--0.1%
         ------------------------------------------------------
   4,000 Grupo Televisa S.A.                                            71,094
         ------------------------------------------------------   ------------
          TOTAL MEXICO                                                 868,195
         ------------------------------------------------------   ------------
         PHILIPPINES--0.1%
         ------------------------------------------------------
         BANKING--0.0%
         ------------------------------------------------------
   1,935 Metro Bank and Trust Co.                                       17,247
         ------------------------------------------------------   ------------
         OIL & RELATED--0.1%
         ------------------------------------------------------
 400,000 (a)Belle Corp.                                                 52,174
         ------------------------------------------------------
  80,000 (a)Belle Corp., warrants 10/6/2000                                  0
         ------------------------------------------------------   ------------
          Total                                                         52,174
         ------------------------------------------------------   ------------
          TOTAL PHILIPPINES                                             69,421
         ------------------------------------------------------   ------------
         PORTUGAL--0.6%
         ------------------------------------------------------
         ENGINEERING-BUSINESS SERVICES--0.1%
         ------------------------------------------------------
         Sonae Investimentos Sociedade Gestora de Participacoes
   1,500 Sociais, S.A.                                                  59,303
         ------------------------------------------------------   ------------
         FINANCIAL SERVICES--0.2%
         ------------------------------------------------------
   6,000 Banco Commercial Portugues, Class R                           126,709
         ------------------------------------------------------   ------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                  VALUE
                                                                 IN U.S.
 SHARES                                                          DOLLARS
 ------ ----------------------------------------------------   ------------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 -----------------------------------------------------------
        PORTUGAL--CONTINUED
        ----------------------------------------------------
        FOOD & BEVERAGE--0.2%
        ----------------------------------------------------
  1,399 Estabelecimentos Jeronimo Martins & Filho SGPS, S.A.   $    107,681
        ----------------------------------------------------   ------------
        TELECOMMUNICATIONS--0.1%
        ----------------------------------------------------
  2,000 Portugal Telecom S.A.                                        86,751
        ----------------------------------------------------   ------------
         TOTAL PORTUGAL                                             380,444
        ----------------------------------------------------   ------------
        SINGAPORE--0.3%
        ----------------------------------------------------
        BANKING--0.1%
        ----------------------------------------------------
  3,000 Development Bank of Singapore, Ltd.                          30,598
        ----------------------------------------------------
  6,000 Oversea-Chinese Banking Corp., Ltd.                          41,582
        ----------------------------------------------------   ------------
         Total                                                       72,180
        ----------------------------------------------------   ------------
        BROADCASTING--0.0%
        ----------------------------------------------------
  1,000 Singapore Press Holdings, Ltd.                               14,711
        ----------------------------------------------------   ------------
        ENTERTAINMENT & RECREATION--0.0%
        ----------------------------------------------------
  3,000 Hotel Properties, Ltd.                                        3,707
        ----------------------------------------------------   ------------
        MACHINERY--0.0%
        ----------------------------------------------------
  1,250 Keppel Corp.                                                  4,985
        ----------------------------------------------------
  2,000 Van Der Horst, Ltd.                                           2,733
        ----------------------------------------------------   ------------
         Total                                                        7,718
        ----------------------------------------------------   ------------
        PROPERTY--0.1%
        ----------------------------------------------------
  2,000 City Developments, Ltd.                                      12,945
        ----------------------------------------------------
  3,000 DBS Land Ltd.                                                 7,297
        ----------------------------------------------------
  2,000 First Capital Corp., Ltd.                                     4,472
        ----------------------------------------------------
  9,000 United Overseas Bank, Ltd.                                   35,829
        ----------------------------------------------------   ------------
         Total                                                       60,543
        ----------------------------------------------------   ------------
        TELECOMMUNICATIONS--0.1%
        ----------------------------------------------------
 13,000 Singapore Telecommunications                                 22,014
        ----------------------------------------------------   ------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                      VALUE
                                                     IN U.S.
 SHARES                                              DOLLARS
 ------ ----------------------------------------   ------------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 -----------------------------------------------
        SINGAPORE--CONTINUED
        ----------------------------------------
        TRANSPORTATION-AIR--0.0%
        ----------------------------------------
  3,000 Singapore Airlines, Ltd.                   $     22,164
        ----------------------------------------   ------------
         TOTAL SINGAPORE                                203,037
        ----------------------------------------   ------------
        SOUTH AFRICA--1.8%
        ----------------------------------------
        BANKING--0.2%
        ----------------------------------------
  7,186 Amalgamated Banks of South Africa                48,955
        ----------------------------------------
  2,515 Nedcor, Ltd.                                     54,234
        ----------------------------------------
  1,000 Standard Bank Investment Corp., Ltd.             44,523
        ----------------------------------------   ------------
         Total                                          147,712
        ----------------------------------------   ------------
        CHEMICAL--0.2%
        ----------------------------------------
  9,000 Sasol, Ltd.                                     124,075
        ----------------------------------------   ------------
        COAL--0.0%
        ----------------------------------------
    419 Anglo American Coal Corp., Ltd.                  24,454
        ----------------------------------------   ------------
        ENTERTAINMENT--0.1%
        ----------------------------------------
 62,743 Sun International (South Africa), Ltd.           38,503
        ----------------------------------------   ------------
        FINANCIAL SERVICES--0.2%
        ----------------------------------------
    312 (a)Dimension Data Holdings, Ltd.                  1,305
        ----------------------------------------
  4,500 Free State Consolidated Gold Mines, Ltd.         26,553
        ----------------------------------------
  6,000 Malbak Limited                                    8,754
        ----------------------------------------
  7,000 Rembrandt Group, Ltd.                            63,384
        ----------------------------------------   ------------
         Total                                           99,996
        ----------------------------------------   ------------
        FOOD & BEVERAGE--0.0%
        ----------------------------------------
    672 Foodcorp., Ltd.                                   4,326
        ----------------------------------------   ------------
        HOUSEHOLD PRODUCTS--0.0%
        ----------------------------------------
    837 Ellerine Holdings, Ltd.                           6,645
        ----------------------------------------
     81 (a)JD Group, Ltd.                                   613
        ----------------------------------------   ------------
         Total                                            7,258
        ----------------------------------------   ------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------


 SHARES OR                                                         VALUE
 PRINCIPAL                                                        IN U.S.
  AMOUNT                                                          DOLLARS
 --------- --------------------------------------------------   ------------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 ------------------------------------------------------------
           SOUTH AFRICA--CONTINUED
           --------------------------------------------------
           INDUSTRIAL MANUFACTURING--0.2%
           --------------------------------------------------
   6,045   Barlow Ltd.                                          $     69,069
           --------------------------------------------------
   1,030   Anglo American Industrial Corp., Ltd.                      38,676
           --------------------------------------------------   ------------
            Total                                                    107,745
           --------------------------------------------------   ------------
           INSURANCE--0.3%
           --------------------------------------------------
  27,826   LibLife Strategic Investments, Ltd.                        96,127
           --------------------------------------------------
   3,000   Liberty Life Association of Africa, Ltd.                   87,544
           --------------------------------------------------   ------------
            Total                                                    183,671
           --------------------------------------------------   ------------
           LODGING & RESTAURANT--0.2%
           --------------------------------------------------
   4,068   South African Breweries, Ltd.                             118,055
           --------------------------------------------------   ------------
           MEDICAL-DRUGS--0.0%
           --------------------------------------------------
     989   South African Druggists, Ltd.                               6,451
           --------------------------------------------------   ------------
           METALS & MINING--0.4%
           --------------------------------------------------
   3,000   Anglo American Platinum Corp., Ltd.                        51,979
           --------------------------------------------------
   1,500   Anglo American Corporation of South Africa Limited         76,762
           --------------------------------------------------
   3,300   De Beers Centenary AG                                      96,299
           --------------------------------------------------
   4,000   Gencor Ltd.                                                 9,441
           --------------------------------------------------   ------------
            Total                                                    234,481
           --------------------------------------------------   ------------
           RETAIL-DIVERSIFIED--0.0%
           --------------------------------------------------
   2,284   New Clicks Holdings, Ltd.                                   2,960
           --------------------------------------------------   ------------
            TOTAL SOUTH AFRICA                                     1,099,687
           --------------------------------------------------   ------------
           TAIWAN--0.4%
           --------------------------------------------------
           MISCELLANEOUS--0.1%
           --------------------------------------------------
   7,018   (a)Walsin Lihwa Wire, GDR                                  56,846
           --------------------------------------------------   ------------
           NON-RESIDENTIAL CONSTRUCTION--0.1%
           --------------------------------------------------
  10,902   (a)Tuntex Distinct Corp., GDR                              62,414
           --------------------------------------------------   ------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

 SHARES OR                                                        VALUE
 PRINCIPAL                                                       IN U.S.
  AMOUNT                                                         DOLLARS
 ---------- ------------------------------------------------   ------------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 -----------------------------------------------------------
            TAIWAN--CONTINUED
            ------------------------------------------------
            TECHNOLOGY--0.2%
            ------------------------------------------------
      4,213 (a)Macronix International Co., Ltd., ADR           $     94,529
            ------------------------------------------------   ------------
             TOTAL TAIWAN                                           213,789
            ------------------------------------------------   ------------
            THAILAND--0.3%
            ------------------------------------------------
            BANKING--0.1%
            ------------------------------------------------
     27,000 Krung Thai Bank PLC                                      18,223
            ------------------------------------------------
     13,500 Siam Commercial Bank                                     43,884
            ------------------------------------------------   ------------
             Total                                                   62,107
            ------------------------------------------------   ------------
            BUILDING MATERIALS--0.0%
            ------------------------------------------------
      2,000 Siam Cement Co., Ltd                                     32,837
            ------------------------------------------------   ------------
            COMMUNICATIONS--0.1%
            ------------------------------------------------
     35,000 (a)TelecomAsia Corp.                                     28,444
            ------------------------------------------------
      9,000 United Communication Industry Public Co., Ltd.           26,777
            ------------------------------------------------   ------------
             Total                                                   55,221
            ------------------------------------------------   ------------
            PETROLEUM--0.1%
            ------------------------------------------------
      4,500 PTT Exploration and Production Public Co.                60,248
            ------------------------------------------------   ------------
             TOTAL THAILAND                                         210,413
            ------------------------------------------------   ------------
            TURKEY--0.0%
            ------------------------------------------------
            MULTI-INDUSTRY--0.0%
            ------------------------------------------------
        349 Koc Yatirim Ve Sanayi Mamulleri Pazarlama S.A.              132
            ------------------------------------------------   ------------
             TOTAL EMERGING MARKETS SECURITIES SECTOR             6,174,976
            (IDENTIFIED COST $6,248,756)
            ------------------------------------------------   ------------
 COMMERCIAL PAPER--28.8%
 -----------------------------------------------------------
            FINANCE--28.8%
            ------------------------------------------------
 $3,000,000 Ford Motor Credit Corp., 5.50%, 12/12/1997            2,969,670
            ------------------------------------------------
  3,000,000 General Electric Capital Corp., 5.50%, 10/8/1997      2,996,792
            ------------------------------------------------
  3,000,000 Hertz Corp., 5.50%, 12/12/1997                        2,969,670
            ------------------------------------------------
  3,000,000 Monte Rosa Capital Corp., 5.54%, 10/2/1997            2,999,538
            ------------------------------------------------
            New Center Asset Trust, A1/P1 Series, 5.53%,
  3,000,000 10/6/1997                                             2,997,696
            ------------------------------------------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------


  PRINCIPAL
  AMOUNT OR
   FOREIGN                                                            VALUE
 CURRENCY PAR                                                        IN U.S.
    AMOUNT                                                           DOLLARS
 ------------ --------------------------------------------------   -----------
 COMMERCIAL PAPER--CONTINUED
 ---------------------------------------------------------------
              FINANCE--CONTINUED
              --------------------------------------------------
 $ 3,000,000  Sheffield Receivables Corp., 5.54%, 10/2/1997        $ 2,999,538
              --------------------------------------------------   -----------
               TOTAL COMMERCIAL PAPER (IDENTIFIED COST
              $17,927,564)                                          17,932,904
              --------------------------------------------------   -----------
 U.S. FIXED INCOME SECURITIES SECTOR--10.7%
 ---------------------------------------------------------------
              GOVERNMENT/AGENCY--10.7%
              --------------------------------------------------
   1,500,000  United States Treasury Bill, 12/11/1997                1,485,591
              --------------------------------------------------
     325,000  United States Treasury Bond, 7.25%, 8/15/2022            355,427
              --------------------------------------------------
     500,000  United States Treasury Bond, 7.50%, 11/15/2016           556,730
              --------------------------------------------------
   1,200,000  United States Treasury Bond, 7.625%, 11/15/2022        1,368,528
              --------------------------------------------------
   1,430,000  United States Treasury Bond, 11.75%, 11/15/2014        2,076,432
              --------------------------------------------------
     400,000  United States Treasury Note, 6.25%, 2/15/2003            404,000
              --------------------------------------------------
     350,000  United States Treasury Receipt PO Strip, 8/15/2005       216,097
              --------------------------------------------------
     350,000  United States Treasury Receipt IO Strip, 2/15/2005       223,298
              --------------------------------------------------   -----------
               TOTAL U.S. FIXED INCOME SECURITIES SECTOR
               (IDENTIFIED COST $6,431,631)                          6,686,103
              --------------------------------------------------   -----------
 FOREIGN FIXED INCOME SECURITIES SECTOR--17.1%
 ---------------------------------------------------------------
              DENMARK--0.9%
              --------------------------------------------------
   3,310,000  Denmark--Bullet, Bond, 8.00%, 3/15/2006                  562,497
              --------------------------------------------------   -----------
              FRANCE--3.7%
              --------------------------------------------------
  10,500,000  France (Govt. of), 6.50%, 10/25/2006                   1,909,509
              --------------------------------------------------
   2,150,000  France O.A.T., Bond, 7.25%, 4/25/2006                    409,622
              --------------------------------------------------   -----------
               Total                                                 2,319,131
              --------------------------------------------------   -----------
              GERMANY--3.4%
              --------------------------------------------------
   1,040,000  Republic of Germany, Bond, 6.25%, 4/26/2006              620,604
              --------------------------------------------------
     287,000  Republic of Germany, Deb., 7.125%, 12/20/2002            178,442
              --------------------------------------------------
   1,065,000  Germany (Fed. Republic), 6.50%, 7/15/2003                646,130
              --------------------------------------------------
   1,140,000  Germany (Fed. Republic), Bond, 6.00%, 1/5/2006           669,438
              --------------------------------------------------   -----------
               Total                                                 2,114,614
              --------------------------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------


  PRINCIPAL
  AMOUNT OR
   FOREIGN                                                             VALUE
 CURRENCY PAR                                                         IN U.S.
    AMOUNT                                                            DOLLARS
 ------------ ---------------------------------------------------   -----------
 FOREIGN FIXED INCOME SECURITIES SECTOR--CONTINUED
 ----------------------------------------------------------------
              ITALY--1.2%
              ---------------------------------------------------
 $880,000,000 Buoni Poliennali Del Tes, Deb., 10.50%, 4/15/1998     $   519,182
              ---------------------------------------------------
  310,000,000 Italy (Republic of), Deb., 10.50%, 4/1/2005               227,162
              ---------------------------------------------------   -----------
               Total                                                    746,344
              ---------------------------------------------------   -----------
              NETHERLANDS--3.1%
              ---------------------------------------------------
    1,690,000 Dutch Government Bond, 5.75%, 2/15/2007                   864,572
              ---------------------------------------------------
      580,000 Netherlands Government Bond, 7.50%, 4/15/2010             337,602
              ---------------------------------------------------
      880,000 Dutch Government Bond, 7.25%, 10/1/2004                   493,875
              ---------------------------------------------------
      410,000 Netherlands Government Bond, 7.00%, 2/15/2003             225,363
              ---------------------------------------------------   -----------
               Total                                                  1,921,412
              ---------------------------------------------------   -----------
              SPAIN--1.3%
              ---------------------------------------------------
  104,600,000 Kingdom of Spain, Deb., 12.25%, 3/25/2000                 817,732
              ---------------------------------------------------   -----------
              SWEDEN--0.4%
              ---------------------------------------------------
    1,600,000 Sweden (Kingdom of), 10.25%, 5/5/2000                     236,091
              ---------------------------------------------------   -----------
              UNITED KINGDOM--3.1%
              ---------------------------------------------------
      245,000 United Kingdom Treasury Bond, 8.00%, 12/7/2015            455,561
              ---------------------------------------------------
      239,000 United Kingdom Treasury, 7.75%, 9/8/2006                  417,789
              ---------------------------------------------------
      400,000 United Kingdom Treasury, 8.50%, 7/16/2007                 737,321
              ---------------------------------------------------
      190,000 United Kingdom Treasury, 9.75%, 8/27/2002                 346,591
              ---------------------------------------------------   -----------
               Total                                                  1,957,262
              ---------------------------------------------------   -----------
               TOTAL FOREIGN FIXED INCOME SECURITIES SECTOR
               (IDENTIFIED COST $10,804,770)                         10,675,083
              ---------------------------------------------------   -----------
 (C) REPURCHASE AGREEMENT--1.9%
 ----------------------------------------------------------------
    1,176,958 CS First Boston, 6.05%, dated 9/30/1997, due
              10/1/1997
              (at amortized cost)                                     1,176,958
              ---------------------------------------------------   -----------
               TOTAL INVESTMENTS (IDENTIFIED COST $60,621,797)(D)   $61,251,942
              ---------------------------------------------------   -----------



BLANCHARD GLOBAL GROWTH FUND
-------------------------------------------------------------------------------
(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At September 30, 1997, these securities amounted to $261,075 which represents 0.4% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $60,689,138 The net unrealized appreciation of investments on a federal tax basis amounts to $562,804 which is comprised of $2,899,362 appreciation and $2,336,558 depreciation at September 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($62,197,366) at September 30, 1997.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
GDR--Global Depositary Receipt
IO--Interest Only
PO--Principal Only
PLC--Public Limited Company
SPA--Standby Purchase Agreement
STRIP--Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)


BLANCHARD PRECIOUS METALS FUND, INC.
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                                 VALUE
                                                IN U.S.
  SHARES                                        DOLLARS
 --------- --------------------------------   -----------
 EQUITIES--84.5%
 ------------------------------------------
           METALS & MINING--84.5%
           --------------------------------
           AUSTRALIA--1.0%
           --------------------------------
   600,000 (a)Croesus Mining NL               $   152,449
           --------------------------------
 1,000,000 (a)Laverton Gold NL                    148,820
           --------------------------------
 1,258,000 (a)(b)Lone Star Exploration NL         200,253
           --------------------------------
 1,300,000 (a)Lone Star Exploration NL            215,500
           --------------------------------   -----------
            Total                                 717,022
           --------------------------------   -----------
           CANADA--53.0%
           --------------------------------
 1,640,000 (a)Ariel Resources, Ltd.               367,859
           --------------------------------
   421,000 Cambior, Inc.                        4,736,840
           --------------------------------
   229,600 (a)Dayton Mining Corp.                 803,600
           --------------------------------
 1,405,500 (a)(b)Eldorado Gold Corp., Ltd.      3,823,798
           --------------------------------
   230,000 (a)First Silver Reserve, Inc.          183,061
           --------------------------------
    95,200 Franco-Nevada Mining Corp., Ltd.     2,242,148
           --------------------------------
   721,000 (a)Geomaque Explorations, Ltd.       1,930,249
           --------------------------------
    50,000 (a)Goldcorp, Inc., Class A             318,750
           --------------------------------
   401,500 (a)Golden Knight Resources, Inc.     1,191,093
           --------------------------------
   316,000 (a)Greenstone Resources, Ltd.        3,235,339
           --------------------------------
   510,000 (a)Kinross Gold Corp.                2,836,875
           --------------------------------
   194,300 (a)Philex Gold, Inc.                   773,235
           --------------------------------
   135,000 Placer Dome, Inc.                    2,581,875
           --------------------------------
 4,115,069 (a)Santa Cruz Gold, Inc.             1,488,755
           --------------------------------
 1,260,000 (a)TVX Gold, Inc.                    7,840,527
           --------------------------------
   466,000 (a)Viceroy Resource Corp.            1,180,131
           --------------------------------   -----------
            Total                              35,534,135
           --------------------------------   -----------


BLANCHARD PRECIOUS METALS FUND, INC.
--------------------------------------------------------------------------------


 SHARES OR                                                            VALUE
 PRINCIPAL                                                           IN U.S.
  AMOUNT                                                             DOLLARS
 ---------- ----------------------------------------------------   -----------
 EQUITIES--CONTINUED
 ---------------------------------------------------------------
            GHANA--4.8%
            ----------------------------------------------------
    290,000 Ashanti Goldfields Co., GDR                            $ 3,190,000
            ----------------------------------------------------   -----------
            SOUTH AFRICA--5.0%
            ----------------------------------------------------
    551,700 East Rand Gold & Uranium Co., Ltd., ADR                    764,325
            ----------------------------------------------------
    200,000 Free State Consolidated Gold Mines Ltd., ADR             1,218,750
            ----------------------------------------------------
    255,000 Vaal Reefs Explorations & Mining Co., Ltd., ADR          1,370,625
            ----------------------------------------------------   -----------
             Total                                                   3,353,700
            ----------------------------------------------------   -----------
            UNITED STATES--20.7%
            ----------------------------------------------------
  1,425,000 (a)Canyon Resources Corp.                                3,918,750
            ----------------------------------------------------
    260,000 Homestake Mining Co.                                     3,981,250
            ----------------------------------------------------
    626,500 (a)Meridian Gold, Inc.                                   3,093,344
            ----------------------------------------------------
     64,500 Newmont Mining Corp.                                     2,898,469
            ----------------------------------------------------   -----------
             Total                                                  13,891,813
            ----------------------------------------------------   -----------
             TOTAL EQUITIES (IDENTIFIED COST $78,030,194)           56,686,670
            ----------------------------------------------------   -----------
 WARRANTS--1.3%
 ---------------------------------------------------------------
    227,500 (a)Atlas Corp., Warrants (expire 12/15/99)                   1,138
            ----------------------------------------------------
     75,000 (a)Canyon Resources Corp., Warrants (expire 3/20/99)           --
            ----------------------------------------------------
            (a)(b)Geomaque Explorations Ltd., Warrants (expire         870,084
    325,000 3/19/99)
            ----------------------------------------------------   -----------
             TOTAL WARRANTS (IDENTIFIED COST $827,565)                 871,222
            ----------------------------------------------------   -----------
 PREFERRED STOCK--0.8%
 ---------------------------------------------------------------
            UNITED STATES--0.8%
            ----------------------------------------------------
     25,000 Freeport-McMoRan Copper & Gold, Inc., Cumulative
            Pfd., Series SILV (IDENTIFIED COST $432,868)               528,125
            ----------------------------------------------------   -----------
 U.S. TREASURY SECURITIES--7.8%
 ---------------------------------------------------------------
            U.S. TREASURY BILL--7.8%
            ----------------------------------------------------
 $5,300,000 12/11/1997 (IDENTIFIED COST $5,248,217)                  5,249,088
            ----------------------------------------------------   -----------


BLANCHARD PRECIOUS METALS FUND, INC.
-------------------------------------------------------------------------------

                                      VALUE
 PRINCIPAL                                                          IN U.S.
  AMOUNT                                                            DOLLARS
 ---------- ---------------------------------------------------   -----------
 (C) REPURCHASE AGREEMENT--8.2%
 --------------------------------------------------------------
 $5,492,706 CS First Boston Corp., 6.05%, dated 9/30/1997, due
            10/1/1997 (at amortized cost)                         $ 5,492,706
            ---------------------------------------------------   -----------
             TOTAL INVESTMENTS (IDENTIFIED COST $90,031,550)(D)   $68,827,811
            ---------------------------------------------------   -----------

(a) Non-income producing security.

(b) Certain of these securities are subject to restrictions on resale under Federal Securities laws. At September 30, 1997, these securities amounted to $4,894,135 with represents 7.3% of net assets.

(c) The repurchase agreements is fully collateralized by U.S.government and/or agency obligations based on market prices at the date of the portfolio.

(d) The cost of investments for federal tax purposes amounts to $90,719,260. The net unrealized depreciation of investments on a federal tax basis amounts to $20,522,951 which is comprised of $1,599,113 appreciation and $22,122,064 depreciation at September 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($67,037,240) at September 30, 1997.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt
GDR--Global Depository Receipt

(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


   PRINCIPAL
    AMOUNT                                                            VALUE
 ------------- -------------------------------------------------   ------------
 CORPORATE BONDS--26.6%
 ---------------------------------------------------------------
               AEROSPACE--1.1%
               -------------------------------------------------
 $   1,700,000 Sequa Corp., Sr. Note, 8.75%, 12/15/2001            $  1,738,250
               -------------------------------------------------   ------------
               CONSUMER RELATED--1.3%
               -------------------------------------------------
               Host Marriot Travel Plaza, Sr. Note, 9.50%,            1,062,500
     1,000,000 5/15/2005
               -------------------------------------------------
               John Q. Hammons Hotels, 1st Mtg. Bond, 8.875%,         1,015,000
     1,000,000 2/15/2004
               -------------------------------------------------   ------------
                Total                                                 2,077,500
               -------------------------------------------------   ------------
               FINANCE--3.5%
               -------------------------------------------------
               Americo Life, Inc., Sr. Sub. Note, 9.25%,              1,548,750
     1,500,000 6/1/2005
               -------------------------------------------------
     1,000,000 Navistar Financial Corp. Owner Trust 1995-A , Sr.
               Sub. Note, 8.875%, 11/15/1998                          1,024,241
               -------------------------------------------------
               Presidential Life Corp., Sr. Note, 9.50%,              1,556,250
     1,500,000 12/15/2000
               -------------------------------------------------
               Reliance Group Holdings, Inc., Sr. Note, 9.00%,        1,306,250
     1,250,000 11/15/2000
               -------------------------------------------------   ------------
                Total                                                 5,435,491
               -------------------------------------------------   ------------
               INDUSTRIAL SERVICES--0.6%
               -------------------------------------------------
     1,000,000 EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003         1,005,000
               -------------------------------------------------   ------------
               OIL REFINING--1.5%
               -------------------------------------------------
     2,250,000 PDV America, Sr. Note, 7.25%, 8/1/1998                 2,267,957
               -------------------------------------------------   ------------
               PAPER/FOREST PRODUCTS/CONTAINERS--4.9%
               -------------------------------------------------
               Doman Industries, Ltd., Sr. Note, 8.75%,                 995,000
     1,000,000 3/15/2004
               -------------------------------------------------
     1,250,000 Fort Howard Corp., Sr. Sub. Note, 9.00%, 2/1/2006      1,358,749
               -------------------------------------------------
     1,000,000 Maxxam Group, Inc., Sr. Note, 11.25%, 8/1/2003         1,065,000
               -------------------------------------------------
     1,000,000 Repap New Brunswick, 1st Priority Sr. Secd. Note,
               9.875%, 7/15/2000                                      1,012,500
               -------------------------------------------------
     1,000,000 Repap Wisconsin, Inc., 1st Priority Sr. Secd.
               Note, 9.25%, 2/1/2002                                  1,058,750
               -------------------------------------------------
     2,000,000 (a)Stone Container Finance Co. CDA, Company
               Guarantee, 11.50%, 8/15/2006                           2,130,000
               -------------------------------------------------   ------------
                Total                                                 7,619,999
               -------------------------------------------------   ------------


BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------


   PRINCIPAL
    AMOUNT                                                            VALUE
 ------------- -------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED
 ---------------------------------------------------------------
               REAL ESTATE DEVELOPMENT--1.0%
               -------------------------------------------------
               Granite Development Partners, Sr. Note, Series B,   $  1,477,500
 $   1,500,000 10.83%, 11/15/2003
               -------------------------------------------------   ------------
               RETAIL TRADE--0.7%
               -------------------------------------------------
               (a)Nine West Group, Inc., Sr. Note, 8.375%,            1,010,000
     1,000,000 8/15/2005
               -------------------------------------------------   ------------
               SERVICES--2.0%
               -------------------------------------------------
     1,000,000 (a)Calpine Corp., Sr. Note, 8.75%, 7/15/2007           1,022,500
               -------------------------------------------------
               HMH Properties, Inc., Sr. Note, Series B, 9.50%,       1,057,500
     1,000,000 5/15/2005
               -------------------------------------------------
               Prime Hospitality Corp., Sr. Sub. Note, 9.75%,         1,060,000
     1,000,000 4/1/2007
               -------------------------------------------------   ------------
                Total                                                 3,140,000
               -------------------------------------------------   ------------
               STEEL--1.7%
               -------------------------------------------------
     1,500,000 Armco, Inc., Sr. Note, 9.375%, 11/1/2000               1,552,500
               -------------------------------------------------
               Bethlehem Steel Corp., Sr. Note, 10.375%,              1,080,000
     1,000,000 9/1/2003
               -------------------------------------------------   ------------
                Total                                                 2,632,500
               -------------------------------------------------   ------------
               TELECOMMUNICATIONS/CABLE--2.0%
               -------------------------------------------------
               Centennial Cellular Corp., Sr. Note, 8.875%,           1,020,000
     1,000,000 11/1/2001
               -------------------------------------------------
               Lenfest Communications Inc., Sr. Note, 8.375%,         1,007,500
     1,000,000 11/1/2005
               -------------------------------------------------
               Teleport Communications Group, Inc., Sr. Note,         1,097,500
     1,000,000 9.875%, 7/1/2006
               -------------------------------------------------   ------------
                Total                                                 3,125,000
               -------------------------------------------------   ------------
               TRANSPORTATION--4.1%
               -------------------------------------------------
               Eletson Holdings, Inc., 1st Mtg. Note, 9.25%,          1,541,250
     1,500,000 11/15/2003
               -------------------------------------------------
     1,389,000 Piedmont Aviation, 10.15%, 3/28/2003                   1,451,505
               -------------------------------------------------
       852,000 Piedmont Aviation, 9.90%, 1/15/2001                      862,650
               -------------------------------------------------
     1,500,000 Sea Containers Ltd., Sr. Note, 9.50%, 7/1/2003         1,552,500
               -------------------------------------------------
       896,000 USAir, Inc., 9.90%, 1/15/2001                            885,920
               -------------------------------------------------   ------------
                Total                                                 6,293,825
               -------------------------------------------------   ------------
               UTILITIES-ELECTRIC--2.2%
               -------------------------------------------------
     1,000,000 Cleveland Electric Illuminating Co., 1st Mtg.
               Bond, 9.50%, 5/15/2005                                 1,090,000
               -------------------------------------------------


BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------


   PRINCIPAL
    AMOUNT                                                            VALUE
 ------------- -------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED
 ---------------------------------------------------------------
               UTILITIES-ELECTRIC--CONTINUED
               -------------------------------------------------
 $   2,218,808 (a)Tucson Electric Power Co., 10.21%, 1/1/2009      $  2,307,561
               -------------------------------------------------   ------------
                Total                                                 3,397,561
               -------------------------------------------------   ------------
                TOTAL CORPORATE BONDS (IDENTIFIED COST               41,220,583
               $39,374,399)
               -------------------------------------------------   ------------
 FOREIGN SECURITIES--1.0%
 ---------------------------------------------------------------
               TELECOMMUNICATIONS--1.0%
               -------------------------------------------------
 CAD 2,000,000 Rogers Cablesystems, Ltd., Sr. Secd. Note, 9.65%,
               1/15/2014 (IDENTIFIED COST $1,511,716)                 1,545,948
               -------------------------------------------------   ------------
 MORTGAGE BACKED SECURITIES--31.1%
 ---------------------------------------------------------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION--31.1%
               -------------------------------------------------
        35,403 Pool E00434, 7.00%, 5/1/2011                              35,809
               -------------------------------------------------
       975,488 Pool E00466, 7.00%, 1/1/2012                             986,676
               -------------------------------------------------
       993,214 Pool E00497, 7.00%, 7/1/2012                           1,004,139
               -------------------------------------------------
     1,627,552 Pool E20217, 7.00%, 1/1/2011                           1,646,202
               -------------------------------------------------
     3,643,090 Pool E20271, 7.00%, 11/1/2011                          3,684,872
               -------------------------------------------------
       702,239 Pool E64769, 7.00%, 7/1/2011                             710,292
               -------------------------------------------------
       264,596 Pool E64891, 7.00%, 7/1/2011                             267,631
               -------------------------------------------------
     1,498,267 Pool E65184, 7.00%, 8/1/2011                           1,515,450
               -------------------------------------------------
       440,315 Pool E65186, 7.00%, 8/1/2011                             445,365
               -------------------------------------------------
        58,006 Pool E65399, 7.00%, 9/1/2011                              58,671
               -------------------------------------------------
       459,199 Pool E65450, 7.00%, 10/1/2011                            464,466
               -------------------------------------------------
       283,376 Pool E65454, 7.00%, 10/1/2011                            286,626
               -------------------------------------------------
       163,361 Pool E65468, 7.00%, 10/1/2011                            165,235
               -------------------------------------------------
     2,208,871 Pool E65490, 7.00%, 10/1/2011                          2,234,205
               -------------------------------------------------
     2,821,959 Pool E65503, 7.00%, 10/1/2011                          2,854,324
               -------------------------------------------------
       304,766 Pool E65597, 7.00%, 10/1/2011                            308,261
               -------------------------------------------------
       241,313 Pool E65645, 7.00%, 11/1/2011                            244,080
               -------------------------------------------------
       643,716 Pool E65660, 7.00%, 11/1/2011                            651,099
               -------------------------------------------------
       786,446 Pool E65690, 7.00%, 11/1/2011                            795,466
               -------------------------------------------------
     1,523,500 Pool E65702, 7.00%, 11/1/2011                          1,540,973
               -------------------------------------------------



BLANCHARD FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------


   PRINCIPAL
    AMOUNT                                                        VALUE
 ------------- ---------------------------------------------   ------------
 MORTGAGE BACKED SECURITIES--CONTINUED
 -----------------------------------------------------------
 $     945,741 Pool E65703, 7.00%, 11/1/2011                   $    956,588
               ---------------------------------------------
     1,908,905 Pool E65712, 7.00%, 12/1/2011                      1,930,799
               ---------------------------------------------
       326,516 Pool E65717, 7.00%, 11/1/2011                        330,261
               ---------------------------------------------
     1,026,390 Pool E65723, 7.00%, 11/1/2011                      1,038,161
               ---------------------------------------------
       409,609 Pool E65750, 7.00%, 11/1/2011                        414,307
               ---------------------------------------------
        34,080 Pool E65759, 7.00%, 12/1/2011                         34,471
               ---------------------------------------------
     3,252,636 Pool E67171, 7.00%, 7/1/2012                       3,288,412
               ---------------------------------------------
     2,981,906 Pool E67276, 7.00%, 8/1/2012                       3,014,704
               ---------------------------------------------
        30,851 Pool G10524, 7.00%, 5/1/2011                          31,205
               ---------------------------------------------
       596,894 Pool G10556, 7.00%, 7/1/2011                         603,740
               ---------------------------------------------
       298,671 Pool G10590, 7.00%, 10/1/2011                        302,097
               ---------------------------------------------
    16,291,034 Pool G10690, 7.00%, 7/1/2012                      16,470,219
               ---------------------------------------------   ------------
                TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED     48,314,806
               COST $47,988,240)
               ---------------------------------------------   ------------
 U.S. TREASURY--37.5%
 -----------------------------------------------------------
               U.S. TREASURY BONDS--13.7%
               ---------------------------------------------
    20,000,000 7.25%, 5/15/2004                                  21,256,240
               ---------------------------------------------   ------------
               U.S. TREASURY NOTES--23.8%
               ---------------------------------------------
    35,000,000 7.00%, 7/15/2006                                  36,914,047
               ---------------------------------------------   ------------
                TOTAL U.S. TREASURY (IDENTIFIED COST             58,170,287
               $56,623,205)
               ---------------------------------------------   ------------
 (B)REPURCHASE AGREEMENT--2.9%
 -----------------------------------------------------------
     4,512,438 CS First Boston, 6.05%, dated 9/30/1997, due
               10/1/1997
               (AT AMORTIZED COST)                                4,512,438
               ---------------------------------------------   ------------
                TOTAL INVESTMENTS (IDENTIFIED COST             $153,764,062
               $150,009,998)(C)
               ---------------------------------------------   ------------

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At September 30, 1997, these securities amounted to $6,470,061 which represents 4.2% of net assets.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $150,009,998. The net unrealized appreciation of investments on a federal tax basis amounts to $3,754,064 which is comprised of $3,781,564 appreciation and $27,500 depreciation at September 30, 1997.


BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

Note: The categories of investments are shown as a percentage of net assets
      ($155,222,701) at September 30, 1997.

The following acronyms are used throughout this portfolio:

CAD--Canadian Dollars
CDA--Community Development Administration

(See Notes which are an integral part of the Financial Statements)



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--4.5%
 ---------------------------------------------------------------
             FINANCIAL SERVICES--0.4%
             ---------------------------------------------------
 $     4,796 CMC Securities Corp. 1993-A, Series 1993-A, Class
             A2, 7.50%, 2/25/2023                                  $      4,785
             ---------------------------------------------------
     583,666 Merrill Lynch Mortgage Investors, Series 1990-I,
             Class A, 9.20%, 1/15/2011                                  583,223
             ---------------------------------------------------   ------------
             Total                                                      588,008
             ---------------------------------------------------   ------------
             GOVERNMENT/AGENCY--4.1%
             ---------------------------------------------------
   1,892,678 (a)Resolution Trust Corp. Mtg. Pass-Thru 1992-3,
             Series 1992-3, Class A2, 6.45%, 10/25/2019               1,896,823
             ---------------------------------------------------
   1,283,183 (a)Resolution Trust Corp. Mtg. Pass-Thru 1992-3,
             Series 1992-3, Class A3, 6.05%, 6/25/2021                1,287,200
             ---------------------------------------------------
   1,412,944 (a)Resolution Trust Corp. Mtg. Pass-Thru 1992-6,
             Series 1992-6, Class A4, 7.36%, 11/25/2025               1,423,542
             ---------------------------------------------------
     774,275 Resolution Trust Corp. Mtg. Pass-Thru 1992-C1,
             Series 1992-C1, Class A1, 8.80%, 8/25/2023                 781,778
             ---------------------------------------------------   ------------
              Total                                                   5,389,343
             ---------------------------------------------------   ------------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (IDENTIFIED COST $5,841,278)                            5,977,351
             ---------------------------------------------------   ------------
 CORPORATE BONDS--29.3%
 ---------------------------------------------------------------
             AEROSPACE/DEFENSE--0.4%
             ---------------------------------------------------
     500,000 Sequa Corp., Sr. Note, 8.75%, 12/15/2001                   511,250
             ---------------------------------------------------   ------------
             AIRLINES--0.1%
             ---------------------------------------------------
     200,000 USAir, Inc., 9.80%, 1/15/2000                              208,250
             ---------------------------------------------------   ------------
             CHEMICALS--1.9%
             ---------------------------------------------------
     500,000 Borden Chemicals & Plastics Operating, Note, 9.50%,
             5/1/2005                                                   528,750
             ---------------------------------------------------
             Harris Chemical North America, Inc., Sr. Note,             523,750
     500,000 10.25%, 7/15/2001
             ---------------------------------------------------
     300,000 ISP Holdings, Inc., Sr. Note, 9.00%, 10/15/2003            315,000
             ---------------------------------------------------
     500,000 Kaiser Aluminum & Chemical Corp., Sr. Note, 9.875%,
             2/15/2002                                                  522,500
             ---------------------------------------------------


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                           VALUE
 ----------- -------------------------------------------------   ------------
             CHEMICALS--CONTINUED
             -------------------------------------------------
 $   600,000 SIFTO Canada, Inc., Sr. Note, 8.50%, 7/15/2000      $    612,000
             -------------------------------------------------   ------------
              Total                                                 2,502,000
             -------------------------------------------------   ------------
             CONSUMER RELATED--4.0%
             -------------------------------------------------
     750,000 Chiquita Brands International Inc., Sr. Note,
             9.625%, 1/15/2004                                        795,000
             -------------------------------------------------
     800,000 HMH Properties, Inc., Sr. Note, Series B, 9.50%,
             5/15/2005                                                846,000
             -------------------------------------------------
   2,460,000 RJR Nabisco, Inc., Note, 8.75%, 7/15/2007              2,615,172
             -------------------------------------------------
   1,000,000 Revlon Consumer Products Corp., Note, 9.375%,
             4/1/2001                                               1,037,500
             -------------------------------------------------   ------------
              Total                                                 5,293,672
             -------------------------------------------------   ------------
             CONTAINERS-PAPER/PLASTIC--0.8%
             -------------------------------------------------
     500,000 Container Corp. of America, Sr. Note, 11.25%,
             5/1/2004                                                 555,000
             -------------------------------------------------
     500,000 Sea Containers Ltd., 9.50%, 7/1/2003                     517,500
             -------------------------------------------------   ------------
              Total                                                 1,072,500
             -------------------------------------------------   ------------
             ENERGY MINERALS--1.4%
             -------------------------------------------------
   2,000,000 USX Marathon Group, 5.75%, 7/1/2001                    1,962,500
             -------------------------------------------------   ------------
             ENTERTAINMENT--4.2%
             -------------------------------------------------
   1,000,000 Caesars World, Inc., Sr. Sub. Note, 8.875%,
             8/15/2002                                              1,037,500
             -------------------------------------------------
   1,000,000 Harrah's Operations, Inc., Sr. Sub. Note, 8.75%,
             3/15/2000                                              1,027,500
             -------------------------------------------------
     405,000 Host Marriot Travel Plazas Inc., Sr. Note, 9.50%,
             5/15/2005                                                430,312
             -------------------------------------------------
     900,000 Station Casinos, Inc., Sr. Sub. Note, 9.625%,
             6/1/2003                                                 904,500
             -------------------------------------------------
   1,000,000 Time Warner Entertainment Co. LP, Note, 9.625%,
             5/1/2002                                               1,116,927
             -------------------------------------------------
     600,000 Trump Atlantic City Associations, Company
             Guarantee, 11.25%, 5/1/2006                              584,250
             -------------------------------------------------
     500,000 Viacom, Inc., Sub. Deb., 8.00%, 7/7/2006                 500,000
             -------------------------------------------------   ------------
              Total                                                 5,600,989
             -------------------------------------------------   ------------
             FINANCIAL SERVICES--1.9%
             -------------------------------------------------
     500,000 Navistar Financial Corp. Owner Trust 1995-A , Sr.
             Sub. Note, 8.875%, 11/15/1998                            512,120
             -------------------------------------------------
     500,000 Presidential Life Corp., Sr. Note, 9.50%,
             12/15/2000                                               518,750
             -------------------------------------------------


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED
 ---------------------------------------------------------------
             FINANCIAL SERVICES--CONTINUED
             ---------------------------------------------------
 $ 1,000,000 Reliance Group Holdings, Inc., Sr. Note, 9.00%,
             11/15/2000                                            $  1,045,000
             ---------------------------------------------------
     500,000 Williams Scotsman, Inc., Sr. Note, 9.875%, 6/1/2007        512,500
             ---------------------------------------------------   ------------
              Total                                                   2,588,370
             ---------------------------------------------------   ------------
             INDUSTRIAL RELATED--2.9%
             ---------------------------------------------------
     850,000 Armco, Inc., Sr. Note, 9.375%, 11/1/2000                   879,750
             ---------------------------------------------------
     350,000 Bethlehem Steel Corp., Sr. Note, 10.375%, 9/1/2003         378,000
             ---------------------------------------------------
     500,000 Exide Corp., Sr. Note, 10.75%, 12/15/2002                  531,250
             ---------------------------------------------------
     500,000 Fort Howard Corp., Sr. Sub. Note, 9.00%, 2/1/2006          543,499
             ---------------------------------------------------
     700,000 John Q. Hammon Hotels, 1st Mtg. Bond, 8.875%,
             2/15/2004                                                  710,500
             ---------------------------------------------------
     500,000 Unisys Corp., Deb., 9.50%, 7/15/1998                       503,750
             ---------------------------------------------------
     300,000 Unisys Corp., Sr. Note, 10.625%, 10/1/1999                 311,250
             ---------------------------------------------------   ------------
              Total                                                   3,857,999
             ---------------------------------------------------   ------------
             OIL REFINING--1.1%
             ---------------------------------------------------
   1,000,000 Clark Oil Refining and Corp. Del, Sr. Note, 10.50%,
             12/1/2001                                                1,035,000
             ---------------------------------------------------
     500,000 PDV America Inc., Sr. Note, 7.25%, 8/1/1998                503,991
             ---------------------------------------------------   ------------
              Total                                                   1,538,991
             ---------------------------------------------------   ------------
             PAPER PRODUCTS--2.0%
             ---------------------------------------------------
     500,000 Repap New Brunswick Inc., 1st Priority Sr. Secd.
             Note, 9.875%, 7/15/2000                                    506,250
             ---------------------------------------------------
     500,000 Repap New Brunswick Inc., Sr. Note, 9.0625%,
             7/15/2000                                                  495,000
             ---------------------------------------------------
     700,000 Repap Wisconsin, Inc., 1st Priority Sr. Secd. Note,
             9.25%, 2/1/2002                                            741,125
             ---------------------------------------------------
     700,000 Stone Container Corp., Sr. Note, 9.875%, 2/1/2001          714,875
             ---------------------------------------------------
     200,000 Stone Container Corp., Sr. Sub. Note, 11.00%,
             8/15/1999                                                  208,500
             ---------------------------------------------------   ------------
              Total                                                   2,665,750
             ---------------------------------------------------   ------------
             PRINTING & PUBLISHING--0.5%
             ---------------------------------------------------
     600,000 World Color Press Inc., Sr. Sub. Note, 9.125%,
             3/15/2003                                                  630,750
             ---------------------------------------------------   ------------
             RETAIL TRADE--0.7%
             ---------------------------------------------------
   1,000,000 Nine West Group, Inc., Sr. Note, 8.375%, 8/15/2005       1,010,000
             ---------------------------------------------------   ------------


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                              VALUE
 ----------- ---------------------------------------------------    ------------
 CORPORATE BONDS--CONTINUED
 ---------------------------------------------------------------
             SERVICES--1.2%
             ---------------------------------------------------
 $   600,000 Fleming Cos., Inc., Sr. Note, 10.625%, 12/15/2001      $    642,000
             ---------------------------------------------------
     500,000 Marcus Cable Operating Co. LP, Sr. Disc. Note,
             0/13.50%, 8/1/2004                                          453,750
             ---------------------------------------------------
     500,000 Prime Hospitality Corp., 1st Mtg. Bond, 9.25%,
             1/15/2006                                                   526,875
             ---------------------------------------------------    ------------
              Total                                                    1,622,625
             ---------------------------------------------------    ------------
             STEEL--0.6%
             ---------------------------------------------------
     750,000 Wheeling Pittsburgh Corp., Sr. Note, 9.375%,
             11/15/2003                                                  774,375
             ---------------------------------------------------    ------------
             TELECOMMUNICATIONS--4.0%
             ---------------------------------------------------
     750,000 Centennial Cellular Corp., Sr. Note, 8.875%,
             11/1/2001                                                   765,000
             ---------------------------------------------------
     750,000 Century Communications, Corp., Sr. Note, 9.75%,
             2/15/2002                                                   795,000
             ---------------------------------------------------
   1,000,000 Comcast Corp., Sr. Sub. Deb., 9.375%, 5/15/2005           1,075,000
             ---------------------------------------------------
   1,000,000 Videotron Group Ltd., Sr. Note, 10.625%, 2/15/2005        1,110,000
             ---------------------------------------------------
   1,000,000 Lenfest Communications Inc., Sr. Note, 8.375%,
             11/1/2005                                                 1,007,500
             ---------------------------------------------------
     500,000 Olympus Communications LP, Sr. Note, 10.625%,
             11/15/2006                                                  544,375
             ---------------------------------------------------    ------------
              Total                                                    5,296,875
             ---------------------------------------------------    ------------
             TEXTILE PRODUCTS--0.4%
             ---------------------------------------------------
     500,000 Dominion Textile USA Inc., Sr. Note, 8.875%,
             11/1/2003                                                   513,750
             ---------------------------------------------------    ------------
             UTILITIES-ELECTRIC--1.2%
             ---------------------------------------------------
     500,000 Jones Intercable, Inc., Sr. Note, 9.625%, 3/15/2002         537,500
             ---------------------------------------------------
   1,000,000 Long Island Lighting Co., Deb., 7.30%, 7/15/1999          1,016,131
             ---------------------------------------------------    ------------
              Total                                                    1,553,631
             ---------------------------------------------------    ------------
              TOTAL CORPORATE BONDS (IDENTIFIED COST $37,300,571)     39,204,277
             ---------------------------------------------------    ------------
 CORPORATE NOTE--0.8%
 ---------------------------------------------------------------
             TELECOMMUNICATIONS--0.8%
             ---------------------------------------------------
   1,000,000 Rogers Cablesystems Ltd., Note, 9.625%, 8/1/2002
             (identified cost $1,006,758)                              1,075,000
             ---------------------------------------------------    ------------
 U.S. TREASURY OBLIGATIONS--61.8%
 ---------------------------------------------------------------
             U.S. TREASURY NOTES--61.8%
             ---------------------------------------------------
  15,000,000 5.75%, 12/31/1998                                        15,009,375
             ---------------------------------------------------
  20,000,000 6.125%, 5/15/1998                                        20,075,000
             ---------------------------------------------------


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                              VALUE
 ----------- ---------------------------------------------------    ------------
 U.S. TREASURY OBLIGATIONS--CONTINUED
 ---------------------------------------------------------------
             U.S. TREASURY NOTES--CONTINUED
             ---------------------------------------------------
 $20,000,000 6.25%, 3/31/1999                                       $ 20,143,740
             ---------------------------------------------------
  27,000,000 6.875%, 8/31/1999                                        27,514,674
             ---------------------------------------------------    ------------
              TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST
             $82,053,737)                                             82,742,789
             ---------------------------------------------------    ------------
 (B)REPURCHASE AGREEMENT--2.9%
 ---------------------------------------------------------------
   3,832,176 CS First Boston, 6.05%, dated 9/30/1997, due
             10/1/1997 (at amortized cost)                             3,832,176
             ---------------------------------------------------    ------------
              TOTAL INVESTMENTS (IDENTIFIED COST $130,034,520)(C)   $132,831,593
             ---------------------------------------------------    ------------

(a) Denotes variable rate securities which show current rate.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $130,034,520. The net unrealized appreciation of investments on a federal tax basis amounts to $2,797,073 which is comprised of $2,812,462 appreciation and $15,389 depreciation at September 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($133,877,535) at September 30, 1997.

The following acronym is used throughout this portfolio:

LP--Limited Partnership

(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


 PRINCIPAL                                                  CREDIT
  AMOUNT                                                    RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--94.5%
 --------------------------------------------------------
            ALASKA--4.1%
            ---------------------------------------------
 $1,000,000 Valdez, AK Marine Terminal, Revenue Refunding
            Bonds (Series B), 5.50% (BP Pipeline Inc.),
            10/1/2028                                         AA    $   983,917
            ---------------------------------------------           -----------
            CALIFORNIA--8.1%
            ---------------------------------------------
  1,000,000 California State Department of Water
            Resources, Revenue Refunding Bonds, 5.375%
            (Original Issue Yield: 5.67%), 12/1/2027          AAA       994,002
            ---------------------------------------------
  1,000,000 East Bay Municipal Utility District, CA,
            Water System Subordinated Refunding Revenue
            Bonds (Series 1996), 5.00% (FGIC
            INS)/(Original Issue Yield: 5.39%), 6/1/2026      AAA       947,502
            ---------------------------------------------           -----------
             Total                                                    1,941,504
            ---------------------------------------------           -----------
            FLORIDA--8.0%
            ---------------------------------------------
  1,000,000 Dade County, FL Water & Sewer System, Revenue
            Bonds, 5.25% (FGIC INS)/(Original Issue
            Yield: 5.70%), 10/1/2026                          AAA       979,577
            ---------------------------------------------
  1,000,000 Florida State Board of Education Capital
            Outlay, GO UT, (Series A), 5.00% (Original
            Issue Yield: 5.40%), 6/1/2027                     AA+       948,163
            ---------------------------------------------           -----------
             Total                                                    1,927,740
            ---------------------------------------------           -----------
            ILLINOIS--16.5%
            ---------------------------------------------
  1,000,000 Cook County, IL, GO UT Refunding Bonds (Series B), 5.375% (MBIA
            INS)/(Original Issue
            Yield: 5.72%), 11/15/2018                         AAA     1,001,236
            ---------------------------------------------
  1,000,000 Illinois Health Facilities Authority, Revenue
            Bonds Daily VRDNs (Healthcorp Affiliates)         Aaa     1,000,000
            ---------------------------------------------
  1,000,000 Illinois State Sales Tax, Refunding Revenue
            Bonds (Series Q), 5.50% (Original Issue
            Yield: 6.202%), 6/15/2020                         AAA     1,000,000
            ---------------------------------------------
  1,000,000 Metropolitan Pier & Exposition Authority, IL,
            Revenue Refunding Bonds, 5.25% (McCormick
            Plan Expansion Project)/(AMBAC INS)/(Original
            Issue Yield: 5.90%), 6/15/2027                    AAA       972,077
            ---------------------------------------------           -----------
             Total                                                    3,973,313
            ---------------------------------------------           -----------


BLANCHARD FLEXIBLE TAX-FREE BOND FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                  CREDIT
  AMOUNT                                                    RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED
 --------------------------------------------------------
            INDIANA--4.2%
            ---------------------------------------------
 $1,000,000 Purdue University, IN, Student Fees Revenue
            Bonds (Series H), Weekly VRDNs (Purdue
            University, IN LOC)                               AA-   $ 1,000,000
            ---------------------------------------------           -----------
            MASSACHUSETTS--3.9%
            ---------------------------------------------
  1,000,000 Massachusetts Water Resources Authority,
            Water Revenue Bonds, 5.00% (Original Issue
            Yield: 5.35%), 12/1/2025                          AAA       942,362
            ---------------------------------------------           -----------
            MICHIGAN--4.1%
            ---------------------------------------------
  1,000,000 Michigan State Hospital Finance Authority, Revenue Refunding Bonds,
            5.25% (Henry Ford Health System, MI)/(Original Issue Yield:
            5.70%), 11/15/2025                                AA        984,047
            ---------------------------------------------           -----------
            NEVADA--4.1%
            ---------------------------------------------
  1,000,000 Clark County, NV School District, GO UT,
            5.25% (Original Issue Yield: 5.83%),
            6/15/2017                                         AAA       996,268
            ---------------------------------------------           -----------
            NEW JERSEY--4.2%
            ---------------------------------------------
  1,000,000 New Jersey State Transportation Trust Fund
            Agency, Revenue Bonds, 5.25% (Original Issue
            Yield: 5.70%), 6/15/2016                          A+      1,004,261
            ---------------------------------------------           -----------
            NEW YORK--20.8%
            ---------------------------------------------
  1,000,000 New York City Municipal Water Finance
            Authority, Revenue Bonds, 5.50% (Original
            Issue Yield: 5.855%), 6/15/2027                   AAA     1,003,925
            ---------------------------------------------
  1,000,000 New York State Dormitory Authority, Revenue
            Bonds, 5.25% (Monte Fiore Medical
            Center)/(AMBAC and FHA INSs)/(Original Issue
            Yield: 5.53%), 2/1/2015                           AAA     1,006,724
            ---------------------------------------------
  1,000,000 New York State Local Government Assistance
            Corp., Refunding Revenue Bonds (Series B),
            5.50% (Original Issue Yield: 5.97%), 4/1/2021      A      1,003,043
            ---------------------------------------------
  1,000,000 New York State Medical Care Facilities
            Finance Agency, Revenue Refunding Bonds,
            5.375% (Presbyterian Hospital)/(Original
            Issue Yield: 5.52%), 2/15/2025                    AAA       995,669
            ---------------------------------------------
  1,000,000 Port Authority of New York and New Jersey,
            Revenue Bonds (104th Series), 5.20% (AMBAC
            INS)/(Original Issue Yield: 5.35%), 7/15/2021     AAA       990,487
            ---------------------------------------------           -----------
            Total                                                     4,999,848
            ---------------------------------------------           -----------


BLANCHARD FLEXIBLE TAX-FREE BOND FUND
-------------------------------------------------------------------------------


 SHARES OR
 PRINCIPAL                                                  CREDIT
  AMOUNT                                                    RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED
 --------------------------------------------------------
            TEXAS--8.2%
            ---------------------------------------------
 $1,000,000 Coastal Bend Health Facilities Development
            Corp., TX, Revenue Bonds Weekly VRDNs
            (Incarnate World Health Systems)/(First
            National Bank of Chicago LOC)                     Aa3   $ 1,000,000
            ---------------------------------------------
  1,000,000 San Antonio, TX, Electric & Gas, Revenue Refunding Bonds, 5.00%
            (Original Issue Yield:
            5.275%), 2/1/2014                                 AA        980,250
            ---------------------------------------------           -----------
            Total                                                     1,980,250
            ---------------------------------------------           -----------
            WASHINGTON--4.2%
            ---------------------------------------------
  1,000,000 Port of Seattle, WA, Revenue Bonds, 5.50%
            (FGIC INS)/(Original Issue Yield: 5.80%),
            10/1/2022                                         AAA     1,008,212
            ---------------------------------------------           -----------
            WISCONSIN--4.2%
            ---------------------------------------------
  1,000,000 Wisconsin State Transportation, Revenue Bonds
            (Series B), 5.50% (Original Issue Yield:
            5.912%), 7/1/2022                                 AA-     1,004,466
            ---------------------------------------------           -----------
            TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST
            $21,420,079)                                             22,746,188
            ---------------------------------------------           -----------
 MUTUAL FUND SHARES--4.2%
 --------------------------------------------------------
    999,900 Dreyfus Tax Exempt Cash Management (AT NET
            ASSET VALUE)                                                999,900
            ---------------------------------------------           -----------
            TOTAL INVESTMENTS (IDENTIFIED COST
            $22,419,979)(A)                                         $23,746,088
            ---------------------------------------------           -----------

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) The cost of investments for federal tax purposes amounts to $22,419,979. The unrealized appreciation of investments on a federal tax basis amounts to $1,326,109 at September 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($24,076,686) at September 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation FGIC--Financial Guaranty Insurance Company FHA--Federal Housing Administration GO--General Obligation INS--Insured LOC--Letter of Credit MBIA--Municipal Bond Investors Assurance
UT--Unlimited Tax VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)


BLANCHARD GROUP OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                                                     BLANCHARD     BLANCHARD
                           BLANCHARD     BLANCHARD     BLANCHARD    SHORT -TERM    FLEXIBLE
                            GLOBAL    PRECIOUS METALS   FLEXIBLE      FLEXIBLE     TAX-FREE
                          GROWTH FUND   FUND, INC.    INCOME FUND   INCOME FUND    BOND FUND
------------------------  ----------- --------------- ------------  ------------  -----------
ASSETS:
------------------------
Investments in
repurchase agreements     $ 1,176,958   $ 5,492,706   $  4,512,438  $  3,832,176  $   --
------------------------
Investments in
securities                 60,074,984    63,335,105    149,251,624   128,999,417   23,746,088
------------------------  -----------   -----------   ------------  ------------  -----------
 Total investments in
 securities, at value     $61,251,942   $68,827,811   $153,764,062  $132,831,593  $23,746,088
------------------------
Cash                          --            --             --            --                72
------------------------
Income receivable             330,910       191,606      2,362,460     2,479,981      365,497
------------------------
Receivable for
investments sold            1,820,484       485,614        --            --           --
------------------------
Receivable for shares
sold                            1,350     1,250,418         72,325        46,320       41,115
------------------------
Net receivable for
foreign currency
exchange contracts sold       150,030       --             --            --           --
------------------------
Deferred organizational
costs                         --            --              15,094        17,490       16,399
------------------------  -----------   -----------   ------------  ------------  -----------
 Total assets              63,554,716    70,755,449    156,213,941   135,375,384   24,169,171
------------------------  -----------   -----------   ------------  ------------  -----------
LIABILITIES:
------------------------
Payable for investments
purchased                   1,024,123     2,114,799        --            --           --
------------------------
Payable for shares
redeemed                       60,354       605,097        272,640       497,950       24,696
------------------------
Income distribution
payable                       --            --             446,081        75,908       40,374
------------------------
Payable to Bank               --            803,519        --            625,000      --
------------------------
Payable for forward
foreign currency
exchange contracts            --            --               7,439       --           --
------------------------
Payable for taxes
withheld                        7,796         3,188        --            --
------------------------
Payable for daily
variation margin               63,340       --             --            --           --
------------------------
Accrued expenses              201,737       191,606        265,080       298,991       27,415
------------------------  -----------   -----------   ------------  ------------  -----------
 Total liabilities          1,357,350     3,718,209        991,240     1,497,849       92,485
------------------------  -----------   -----------   ------------  ------------  -----------
NET ASSETS CONSIST OF:
------------------------
Paid in capital            53,368,473    92,377,394    168,418,381   140,351,915   23,120,612
------------------------
Net unrealized
appreciation
(depreciation) of
investments, translation
of assets and
liabilities in foreign
currency, and futures
contracts                     821,161   (21,203,902)     3,746,717     2,798,583    1,326,109
------------------------
Accumulated net realized
gain (loss) on
investments, foreign
currency transactions,
and futures contracts       7,100,967    (5,605,824)   (16,630,125)   (9,171,223)    (354,461)
------------------------
Distributions in excess
of/Undistributed net
investment income             906,765     1,469,572       (312,272)     (101,740)     (15,574)
------------------------  -----------   -----------   ------------  ------------  -----------
 Total Net Assets         $62,197,366   $67,037,240   $155,222,701  $133,877,535  $24,076,686
------------------------  -----------   -----------   ------------  ------------  -----------
NET ASSET VALUE,
OFFERING PRICE AND
REDEMPTION PROCEEDS PER
SHARE:                    $     10.54   $      5.37   $       4.98  $       3.04  $      5.56
------------------------  -----------   -----------   ------------  ------------  -----------
Shares Outstanding          5,899,615    12,486,361     31,152,932    44,036,295    4,328,344
------------------------  -----------   -----------   ------------  ------------  -----------
Investments, at
identified cost           $60,621,797   $90,031,550   $150,009,998  $130,034,520  $22,419,979
------------------------  -----------   -----------   ------------  ------------  -----------
Investments, at tax cost  $60,689,138   $90,719,260   $150,009,998  $130,034,520  $22,419,979
------------------------  -----------   -----------   ------------  ------------  -----------

(See Notes which are an integral part of the Financial Statements)


BLANCHARD GROUP OF FUNDS
STATEMENTS OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                                                        BLANCHARD   BLANCHARD
                           BLANCHARD        BLANCHARD       BLANCHARD  SHORT -TERM   FLEXIBLE
                            GLOBAL       PRECIOUS METALS    FLEXIBLE    FLEXIBLE     TAX-FREE
                          GROWTH FUND      FUND, INC.      INCOME FUND INCOME FUND  BOND FUND
------------------------  -----------    ---------------   ----------- -----------  ----------
INVESTMENT INCOME:
------------------------
Dividends                 $  376,712(a)   $    675,606(c)  $   --      $   --       $   --
------------------------
Interest                   2,434,670(b)        631,572      13,043,023  10,247,264   1,236,154
------------------------  ----------      ------------     ----------- -----------  ----------
 Total income              2,811,382         1,307,178      13,043,023  10,247,264   1,236,154
------------------------  ----------      ------------     ----------- -----------  ----------
EXPENSES:
------------------------
Management fee               645,955           744,283       1,273,719   1,095,713     169,751
------------------------
Administrative personnel
and services fee              75,000            78,467         165,355     142,259      75,000
------------------------
Custodian fees                63,163            50,200          68,539      48,762      16,080
------------------------
Transfer and dividend
disbursing agent fees
and expenses                 118,177            77,453         317,118     343,119      37,447
------------------------
Directors'/Trustees'
fees                           2,098             2,544           3,267       3,420       1,598
------------------------
Auditing fees                 20,726            21,698          20,688      12,277      26,804
------------------------
Legal fees                     2,939             2,290           1,764       1,653          85
------------------------
Portfolio accounting
fees                          49,714            54,606          57,885      49,725      43,386
------------------------
Distribution services
fee                          484,467           558,212         424,573     365,238      56,584
------------------------
Share registration costs      11,775            21,568          12,098      13,477      11,706
------------------------
Printing and postage          61,840            28,849          33,894      48,635       7,825
------------------------
Insurance premiums             2,255             1,873           1,665       2,288       1,412
------------------------
Taxes                            495               697             495         495      --
------------------------
Miscellaneous                  2,018             1,786          34,211      18,580      17,258
------------------------  ----------      ------------     ----------- -----------  ----------
 Total expenses            1,540,622         1,644,526       2,415,271   2,145,641     464,936
------------------------  ----------      ------------     ----------- -----------  ----------
WAIVERS--
------------------------
Waiver of management fee      --               --              --         (129,528)   (142,067)
------------------------
Waiver of administrative
personnel and services
fee                           --               --              --          --          (39,951)
------------------------
Waiver of distribution
services fee                  --               --              --          --          (56,584)
------------------------  ----------      ------------     ----------- -----------  ----------
 Total waivers                --               --              --         (129,528)   (238,602)
------------------------  ----------      ------------     ----------- -----------  ----------
   Net expenses            1,540,622         1,644,526       2,415,271   2,016,113     226,334
------------------------  ----------      ------------     ----------- -----------  ----------
   Net investment income
   (loss)                  1,270,760          (337,348)     10,627,752   8,231,151   1,009,820
------------------------  ----------      ------------     ----------- -----------  ----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS, FOREIGN
CURRENCY, AND FUTURES
CONTRACTS:
------------------------
Net realized gain (loss)
on investments, foreign
currency transactions,
and futures contracts      8,407,403        (2,561,982)      2,191,827     483,971     285,298
------------------------
Net change in unrealized
appreciation
(depreciation) of
investments, translation
of assets and liablities
in foreign currency, and
futures contracts         (1,721,197)       (9,413,528)      2,926,980   1,694,128     784,728
------------------------  ----------      ------------     ----------- -----------  ----------
 Net realized and
 unrealized gain (loss)
 on investments            6,686,206       (11,975,510)      5,118,807   2,178,099   1,070,026
------------------------  ----------      ------------     ----------- -----------  ----------
   Change in net assets
   resulting from
   operations             $7,956,966      $(12,312,858)    $15,746,559 $10,409,250  $2,079,846
------------------------  ----------      ------------     ----------- -----------  ----------

(a) Net of Foreign taxes withheld $33,962.
(b) Net of Foreign taxes withheld $4,228.
(c) Net of Foreign taxes withheld $47,201.
(See Notes which are an integral part of the Financial Statements)


THE BLANCHARD GROUP OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       BLANCHARD GLOBAL                         BLANCHARD PRECIOUS
                                          GROWTH FUND                           METALS FUND, INC.
                            ---------------------------------------  ----------------------------------------
                             YEAR ENDED   PERIOD ENDED  YEAR ENDED    YEAR ENDED   PERIOD ENDED   YEAR ENDED
                            SEPTEMBER 30, SEPTEMBER 30,  APRIL 30,   SEPTEMBER 30, SEPTEMBER 30,  APRIL 30,
                                1997          1996         1996          1997          1996          1996
 ----------------           ------------- ------------- -----------  ------------- ------------- ------------
 INCREASE
 (DECREASE) IN
 NET ASSETS:
 ----------------
 OPERATIONS--
 ----------------
 Net investment
 income/operating
 (loss)                      $ 1,270,760   $   465,544  $   295,860   $  (337,348)  $  (500,885) $ (1,069,928)
 ----------------
 Net realized
 gain (loss) on
 investments,
 foreign currency
 transactions and
 futures
 contracts                     8,407,403     6,148,207    8,019,815    (2,561,982)   10,615,594    13,950,013
 ----------------
 Net change in
 unrealized
 appreciation/depreciation
 of investments,
 translation of
 assets and
 liablities in
 foreign
 currency, and
 futures
 contracts                    (1,721,197)   (5,394,534)   5,636,916    (9,413,528)  (19,953,719)   13,616,081
 ----------------            -----------   -----------  -----------   -----------   -----------  ------------
 Change in net
 assets
 resulting from
 operations                    7,956,966     1,219,217   13,952,591   (12,312,858)   (9,839,010)   26,496,166
 ----------------            -----------   -----------  -----------   -----------   -----------  ------------
 DISTRIBUTIONS TO
 SHAREHOLDERS--
 ----------------
 Distributions
 from net
 investment
 income                       (1,170,525)      --          (295,860)   (2,843,687)      --            --
 ----------------
 Distributions
 from net
 realized gains              (12,602,965)                             (20,849,369)      --            --
 ----------------
 Distributions in
 excess of net
 investment
 income                          --            --          (274,732)      --            --            --
 ----------------
 Tax return of
 capital                         --            --           --            --            --            --
 ----------------            -----------   -----------  -----------   -----------   -----------  ------------
 Change in net
 assets
 resulting from
 distributions
 to shareholders             (13,773,490)      --          (570,592)  (23,693,056)      --            --
 ----------------            -----------   -----------  -----------   -----------   -----------  ------------
 SHARE
 TRANSACTIONS--
 ----------------
 Proceeds from
 sale of shares               10,109,624     8,636,590    5,765,409    60,617,474    35,684,735   103,376,874
 ----------------
 Net asset value
 of shares issued
 to shareholders
 in payment of
 distributions
 declared                     13,095,694       --           548,261    21,735,905       --            --
 ----------------
 Cost of shares
 redeemed                    (23,098,557)  (13,130,249) (35,601,975)  (67,198,114)  (67,247,212)  (75,865,525)
 ----------------            -----------   -----------  -----------   -----------   -----------  ------------
 Change in net
 assets
 resulting from
 share
 transactions                    106,761    (4,493,659) (29,288,305)   15,155,265   (31,562,477)   27,511,349
 ----------------            -----------   -----------  -----------   -----------   -----------  ------------
  Change in net
  assets                      (5,709,763)   (3,274,442) (15,906,306)  (20,850,649)  (41,401,487)   54,007,515
 ----------------
 NET ASSETS:
 ----------------
 Beginning of
 period                       67,907,129    71,181,571   87,087,877    87,887,889   129,289,376    75,281,861
 ----------------            -----------   -----------  -----------   -----------   -----------  ------------
 End of period               $62,197,366   $67,907,129  $71,181,571   $67,037,240   $87,887,889  $129,289,376
 ----------------            -----------   -----------  -----------   -----------   -----------  ------------
 Undistributed
 net investment
 income included
 in net assets at
 end of period               $   906,765   $   818,136  $   --        $ 1,469,572   $ 2,856,971  $  1,904,789
 ----------------            -----------   -----------  -----------   -----------   -----------  ------------
 Net gain (loss)
 as computed for
 federal tax
 purposes                    $ 7,911,101   $ 6,561,362  $ 5,881,028   $    76,050   $ 9,039,433  $ 12,174,374
 ----------------            -----------   -----------  -----------   -----------   -----------  ------------
                                       BLANCHARD FLEXIBLE
                                           INCOME FUND
                            --------------------------------------------
                             YEAR ENDED    PERIOD ENDED    YEAR ENDED
                            SEPTEMBER 30,  SEPTEMBER 30,    APRIL 30,
                                1997           1996           1996
--------------------------- -------------- -------------- --------------
 INCREASE
 (DECREASE) IN
 NET ASSETS:
---------------------------
 OPERATIONS--
---------------------------
 Net investment
 income/operating
 (loss)                      $10,627,752   $  5,059,729   $  14,539,300
---------------------------
 Net realized
 gain (loss) on
 investments,
 foreign currency
 transactions and
 futures
 contracts                     2,191,827        175,174         480,236
---------------------------
 Net change in
 unrealized
 appreciation/depreciation
 of investments,
 translation of
 assets and
 liablities in
 foreign
 currency, and
 futures
 contracts                     2,926,980      2,016,909       5,042,160
--------------------------- -------------- -------------- --------------
 Change in net
 assets
 resulting from
 operations                   15,746,559      7,251,812      20,061,696
--------------------------- -------------- -------------- --------------
 DISTRIBUTIONS TO
 SHAREHOLDERS--
---------------------------
 Distributions
 from net
 investment
 income                      (10,302,558)    (5,012,727)    (15,359,777)
---------------------------
 Distributions
 from net
 realized gains                  --             --             --
---------------------------
 Distributions in
 excess of net
 investment
 income                          --             --             --
---------------------------
 Tax return of
 capital                        (342,877)       (48,762)       --
--------------------------- -------------- -------------- --------------
 Change in net
 assets
 resulting from
 distributions
 to shareholders             (10,645,435)    (5,061,489)    (15,359,777)
--------------------------- -------------- -------------- --------------
 SHARE
 TRANSACTIONS--
---------------------------
 Proceeds from
 sale of shares               33,454,106     13,294,718      60,702,516
---------------------------
 Net asset value
 of shares issued
 to shareholders
 in payment of
 distributions
 declared                      8,400,717      4,042,963      11,757,432
---------------------------
 Cost of shares
 redeemed                    (79,085,787)   (38,410,603)   (133,349,811)
--------------------------- -------------- -------------- --------------
 Change in net
 assets
 resulting from
 share
 transactions                (37,230,964)   (21,072,922)    (60,889,863)
--------------------------- -------------- -------------- --------------
  Change in net
  assets                     (32,129,840)   (18,882,599)    (56,187,944)
---------------------------
 NET ASSETS:
---------------------------
 Beginning of
 period                      187,352,541    206,235,140     262,423,084
--------------------------- -------------- -------------- --------------
 End of period              $155,222,701   $187,352,541   $ 206,235,140
--------------------------- -------------- -------------- --------------
 Undistributed
 net investment
 income included
 in net assets at
 end of period              $    --        $    --        $    --
--------------------------- -------------- -------------- --------------
 Net gain (loss)
 as computed for
 federal tax
 purposes                   $  1,771,520   $ (1,335,786)  $  (3,223,064)
--------------------------- -------------- -------------- --------------

(See Notes which are an integral part of the Financial Statements)


THE BLANCHARD GROUP OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                    BLANCHARD SHORT-TERM                         BLANCHARD FLEXIBLE
                                    FLEXIBLE INCOME FUND                         TAX-FREE BOND FUND
                          ------------------------------------------  -----------------------------------------
                           YEAR ENDED    PERIOD ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED   YEAR ENDED
                          SEPTEMBER 30,  SEPTEMBER 30,   APRIL 30,    SEPTEMBER 30,  SEPTEMBER 30,  APRIL 30,
                              1997           1996           1996          1997           1996          1996
------------------------  -------------  -------------  ------------  -------------  ------------- ------------
INCREASE (DECREASE) IN
NET ASSETS:
------------------------
OPERATIONS--
------------------------
Net investment income     $  8,231,151   $  3,640,476   $  3,088,222  $  1,009,820    $   461,956  $    960,342
------------------------
Net realized gain (loss)
on investments, foreign
currency transactions
and futures contracts          483,971        (42,344)       511,538       285,298         39,445       891,432
------------------------
Net change in unrealized
appreciation/
depreciation of
investments, translation
of assets and liablities
in foreign currency, and
futures contracts            1,694,128        526,658        767,013       784,728        594,290      (406,293)
------------------------  ------------   ------------   ------------  ------------    -----------  ------------
 Change in net assets
 resulting from
 operations                 10,409,250      4,124,790      4,366,773     2,079,846      1,095,691     1,445,481
------------------------  ------------   ------------   ------------  ------------    -----------  ------------
DISTRIBUTIONS TO
SHAREHOLDERS--
------------------------
Distributions from net
investment income           (8,210,879)    (3,150,985)    (3,088,222)   (1,005,915)      (445,952)     (960,342)
------------------------
Distributions from net
realized gains                 (45,361)       --             --            --             --            --
------------------------
Distributions in excess
of net investment income       --             --              (4,918)      --             --             (8,706)
------------------------
Tax return of capital          --            (529,561)       --            --             --            --
------------------------  ------------   ------------   ------------  ------------    -----------  ------------
 Change in net assets
 resulting from
 distributions to
 shareholders               (8,256,240)    (3,680,546)    (3,093,140)   (1,005,915)      (445,952)     (969,048)
------------------------  ------------   ------------   ------------  ------------    -----------  ------------
SHARE TRANSACTIONS--
------------------------
Proceeds from sale of
shares                      34,559,663     12,700,025     13,369,396    10,279,470      6,936,750    26,287,368
------------------------
Proceeds from shares
issued in connection
with the acquisition of
Blanchard Short-Term
Global Income Fund             --             --         174,188,041       --             --            --
------------------------
Net asset value of
shares issued to
shareholders in payment
of distributions
declared                     7,218,527      3,194,311      2,652,603       919,487        411,088       750,232
------------------------
Cost of shares redeemed    (68,087,183)   (36,071,531)   (37,161,711)  (10,766,336)    (8,149,963)  (24,287,075)
------------------------  ------------   ------------   ------------  ------------    -----------  ------------
 Change in net assets
 resulting from share
 transactions              (26,308,993)   (20,177,195)   153,048,329       432,621       (802,125)    2,750,525
------------------------  ------------   ------------   ------------  ------------    -----------  ------------
   Change in net assets    (24,155,983)   (19,732,951)   154,321,962     1,506,552       (152,386)    3,226,958
------------------------
NET ASSETS:
------------------------
Beginning of period        158,033,518    177,766,469     23,444,507    22,570,134     22,722,520    19,495,562
------------------------  ------------   ------------   ------------  ------------    -----------  ------------
End of period             $133,877,535   $158,033,518   $177,766,469  $ 24,076,686    $22,570,134  $ 22,722,520
------------------------  ------------   ------------   ------------  ------------    -----------  ------------
Undistributed net
investment income
included in net assets
at end of period          $    --        $    --        $    --       $    --         $   --       $    --
------------------------  ------------   ------------   ------------  ------------    -----------  ------------
Net gain (loss) as
computed for federal tax
purposes                  $    483,971   $     87,710   $    493,015  $    --         $   --       $    --
------------------------  ------------   ------------   ------------  ------------    -----------  ------------

(See Notes which are an integral part of the Financial Statements)


                      [This Page Intentionally Left Blank]

                                       63

BLANCHARD GROUP OF FUNDS
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      NET REALIZED AND                                                        DISTRIBUTIONS
                                         UNREALIZED                                                              FROM NET
                                        GAIN/(LOSS)                                                           REALIZED GAINS
                            NET        ON INVESTMENTS,                                                       ON INVESTMENTS,
    YEAR       NET ASSET INVESTMENT       FUTURES                  DISTRIBUTIONS DISTRIBUTIONS                   FUTURES
    ENDED        VALUE    INCOME/      CONTRACTS, AND  TOTAL FROM    FROM NET     IN EXCESS OF     TAX        CONTRACTS, AND
  APRIL30/     BEGINNING OPERATING    FOREIGN CURRENCY INVESTMENT   INVESTMENT   NET INVESTMENT   RETURN     FOREIGN CURRENCY
SEPTEMBER 30,  OF PERIOD   (LOSS)       TRANSACTIONS   OPERATIONS     INCOME       INCOME(E)    OF CAPITAL     TRANSACTIONS
-------------  --------- ----------   ---------------- ----------  ------------- -------------- ----------   ----------------
BGGF
1993            $ 9.92      0.25            0.32          0.57         (0.30)          --           --            (0.19)
1994            $10.00      0.03            1.29          1.32          --             --           --            (1.28)
1995            $10.04      0.08           (0.19)        (0.11)         --             --           --              --
1996            $ 9.71      0.04            1.86          1.90         (0.04)        (0.04)         --              --
1996(a)         $11.53      0.08            0.13          0.21          --             --           --              --
1997            $11.74      0.23            1.04          1.27         (0.21)          --           --            (2.26)
BPMF
1993            $ 5.04     (0.08)(h)        1.87(h)       1.79          --             --           --              --
1994            $ 6.83     (0.11)(h)        2.01(h)       1.90          --             --           --              --
1995            $ 8.73     (0.02)          (0.41)        (0.43)         --             --         (0.09)          (0.03)
1996            $ 7.12     (0.10)           2.75          2.65          --             --           --              --
1996(a)         $ 9.77     (0.10)          (0.77)        (0.87)         --             --           --              --
1997            $ 8.90     (0.02)          (0.96)        (0.98)        (0.30)          --           --            (2.25)
BFIF
1993(b)         $ 5.00      0.21            0.09          0.30         (0.21)          --           --              --
1994            $ 5.09      0.40           (0.17)         0.23         (0.36)          --         (0.03)          (0.08)
1995            $ 4.85      0.30           (0.13)         0.17         (0.00)(i)       --         (0.31)            --
1996            $ 4.71      0.28            0.10          0.38         (0.31)          --           --              --
1996(a)         $ 4.78      0.15            0.04          0.19         (0.13)          --         (0.00)(i)         --
1997            $ 4.84      0.30            0.15          0.45         (0.30)          --         (0.01)            --
BSTFIF
1993(c)         $ 3.00      0.00(i)         0.00(i)       0.00(i)      (0.00)(i)       --           --            (0.00)(i)
1994            $ 3.00      0.17           (0.06)         0.11         (0.17)          --           --            (0.01)
1995            $ 2.93      0.15             --           0.15         (0.14)        (0.00)(i)      --              --
1996            $ 2.94      0.22             --           0.22         (0.17)        (0.00)(i)      --              --
1996(a)         $ 2.99      0.07            0.01          0.08         (0.06)        (0.00)(i)    (0.01)            --
1997            $ 3.00      0.17            0.04          0.21         (0.17)          --           --            (0.00)(i)
BFTFBF
1994(d)         $ 5.00      0.18           (0.20)        (0.02)        (0.18)          --           --            (0.03)
1995            $ 4.77      0.24            0.26          0.50         (0.23)        (0.01)         --              --
1996            $ 5.03      0.22            0.13          0.35         (0.22)          --           --              --
1996(a)         $ 5.16      0.11            0.15          0.26         (0.11)          --           --              --
1997            $ 5.31      0.25            0.25          0.50         (0.25)          --           --              --
                DISTRIBUTIONS
                 IN EXCESS OF
                 NET REALIZED
                   GAINS ON
                 INVESTMENTS,
    YEAR           FUTURES
    ENDED       CONTRACTS, AND
  APRIL30/     FOREIGN CURRENCY
SEPTEMBER 30,  TRANSACTIONS(E)
-------------  ----------------
BGGF
1993                  --
1994                  --
1995                (0.22)
1996                  --
1996(a)               --
1997                  --
BPMF
1993                  --
1994                  --
1995                (1.06)
1996                  --
1996(a)               --
1997                  --
BFIF
1993(b)               --
1994                  --
1995                  --
1996                  --
1996(a)               --
1997                  --
BSTFIF
1993(c)               --
1994                  --
1995                  --
1996                  --
1996(a)               --
1997                  --
BFTFBF
1994(d)               --
1995                  --
1996                  --
1996(a)               --
1997                  --

  * Computed on an annualized basis.
(a) The Funds have changed their fiscal year end from April 30 to September 30. Reflects operations for the period from May 1, 1996 to September 30, 1996.
(b) Reflects operations for the period from November 2, 1992 (commencement of operations) to April 30, 1993.
(c) Reflects operations for the period from April 16, 1993 (commencement of operations) to April 30, 1993.
(d) Reflects operations for the period from August 12, 1993 (commencement of operations) to April 30, 1994.
(e) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.
(f) Based on net asset value.
(g) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(h) Calculated based on average shares outstanding-prior years amounts restated for comparative purposes.
(i) Less than one cent per share.
(j) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.
(See Notes which are an integral part of the Financial Statements)



                                        RATIOS TO AVERAGE NET ASSETS
                                    ------------------------------------
                                                NET
                                             INVESTMENT                   NET ASSETS,
               NET ASSET                      INCOME/       EXPENSE           END        AVERAGE    PORTFOLIO
    TOTAL      VALUE, AND   TOTAL            OPERATING      WAIVER/        OF PERIOD   COMMISSIONS  TURNOVER
DISTRIBUTIONS  OF PERIOD  RETURN(F) EXPENSES   (LOSS)   REIMBURSEMENT(G) (000 OMITTED) RATE PAID(J)   RATE
-------------  ---------- --------- -------- ---------- ---------------- ------------- ------------ ---------
    (0.49)       $10.00      6.08%   2.40%      1.72%          --          $ 84,780         --        138%
    (1.28)       $10.04     12.91%   2.61%      0.67%          --          $109,805         --        166%
    (0.22)       $ 9.71     (1.04%)  2.51%      0.76%          --          $ 87,088         --        221%
    (0.08)       $11.53     19.68%   2.54%      0.38%          --          $ 71,182         --         91%
     --          $11.74      1.91%   2.52%*     1.60%*         --          $ 67,907      $0.0040       47%
    (2.47)       $10.54     13.20%   2.39%      1.97%          --          $ 62,197      $0.0049       49%
     --          $ 6.83     35.50%   3.24%     (1.46%)         --          $ 32,636         --         66%
     --          $ 8.73     27.80%   2.46%     (1.21%)         --          $ 68,092         --        174%
    (1.18)       $ 7.12     (4.39%)  2.49%     (1.48%)         --          $ 75,282         --        116%
     --          $ 9.77     37.03%   2.36%     (1.27%)         --          $129,289         --        176%
     --          $ 8.90     (8.90%)  2.32%*    (1.13%)*        --          $ 87,888      $0.0199       36%
    (2.55)       $ 5.37    (15.24%)  2.21%     (0.45%)         --          $ 67,037      $0.0125       97%
    (0.21)       $ 5.09      6.17%   0.20%*     9.02%*         --          $315,845         --        129%
    (0.47)       $ 4.85      4.11%   1.30%      7.10%          --          $550,254         --        346%
    (0.31)       $ 4.71      3.74%   1.58%      6.52%          --          $262,423         --        455%
    (0.31)       $ 4.78      8.06%   1.56%      6.06%          --          $206,235         --        347%
    (0.13)       $ 4.84      3.95%   1.59%*     7.38%*       0.01%*        $187,353         --         87%
    (0.31)       $ 4.98      9.53%   1.42%      6.26%          --          $155,223         --        101%
    (0.00)(i)    $ 3.00      0.15%   3.03%*     3.89%*         --          $  2,000         --         36%
    (0.18)       $ 2.93      3.72%   0.63%      5.64%        1.42%         $ 42,381         --        212%
    (0.14)       $ 2.94      5.34%   1.38%      4.80%        0.75%         $ 23,445         --         84%
    (0.17)       $ 2.99      7.47%   1.44%      5.49%        0.40%         $177,766         --        291%
    (0.07)       $ 3.00      2.61%   1.39%*     5.26%*       0.25%*        $158,034         --         21%
    (0.17)       $ 3.04      7.24%   1.38%      5.63%        0.09%         $133,878         --         80%
    (0.21)       $ 4.77     (0.48%)  0.00%*     6.79%*       2.22%*        $ 23,267         --        190%
    (0.24)       $ 5.03     10.74%   1.00%      4.87%        1.17%         $ 19,496         --        170%
    (0.22)       $ 5.16      6.86%   1.05%      4.43%        1.25%         $ 22,723         --        275%
    (0.11)       $ 5.31      5.02%   1.01%*     4.83%*       1.23%*        $ 22,570         --         25%
    (0.25)       $ 5.56      9.59%   1.00%      4.46%        1.05%         $ 24,077         --        163%


BLANCHARD GROUP OF FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997
-------------------------------------------------------------------------------

(1) ORGANIZATION

Blanchard Group of Funds consists of Blanchard Funds (the "Trust") and Blanchard Precious Metals Fund, Inc. (the "Company") which are registered under the Investment Company Act of 1940, as amended (the "Act"), as open-end management investment companies. The Trust consists of six portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

         PORTFOLIO NAME            DIVERSIFICATION           INVESTMENT OBJECTIVE
         --------------            ---------------           --------------------
Blanchard Global Growth Fund         diversified   Long-term capital growth.
 ("BGGF")
Blanchard Precious Metal Fund,          non-       Long-term capital appreciation and
 Inc. ("BPMF")                       diversified   preservation of purchasing power
                                                   through investments in
                                                   physical precious metals,
                                                   such as gold, silver,
                                                   platinum and palladium, and
                                                   in securities of companies
                                                   involved in precious metals.
                                                   A secondary objective of the
                                                   Fund is to reduce the risk of
                                                   loss of capital and decrease
                                                   the volatility often
                                                   associated with precious
                                                   metals investments by
                                                   changing the allocation of
                                                   its assets from precious
                                                   metals securities to physical
                                                   precious metals and/or
                                                   investing in short-term
                                                   instruments and government
                                                   securities during periods
                                                   when the Fund's portfolio
                                                   manager believes the precious
                                                   metals markets may experience
                                                   declines.
Blanchard Flexible Income Fund diversified High current income while seeking
 ("BFIF") opportunities for capital appreciation.
Blanchard Short-Term Flexible diversified High current income while seeking
 Income Fund ("BSTFIF") opportunities for capital appreciation.
Blanchard Flexible Tax-Free Bond     diversified   High level of current interest income
 Fund ("BFTFBF")                                   exempt from federal income tax,
                                                   consistent with the preservation of
                                                   capital.

In addition, the Trust offers Blanchard Asset Allocation Fund which is presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.



BLANCHARD GROUP OF FUNDS
-------------------------------------------------------------------------------
(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity foreign valued at the last sale price reported on a national securities exchange. Short-term foreign and domestic securities are valued at the prices provided by an independent pricing service. However, short-term foreign or domestic securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in open-end regulated investment companies are valued at net asset value. Foreign government and corporate bonds are valued at the last sales price reported on a national exchange. If the last sales price is not available the securities are valued at the mean of the latest bid and ask price as furnished by an independent pricing service.

  REPURCHASE AGREEMENTS--It is the policy of the Funds to require a custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

  Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.



BLANCHARD GROUP OF FUNDS
-------------------------------------------------------------------------------
  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. In addition, BPMF and BFIF reclassed a tax return of capital. The following reclassifications have been made to the financial statements as of September 30, 1997.

                                    INCREASE (DECREASE)
                -------------------------------------------------------------
                                               UNDISTRIBUTED NET INVESTMENT
       FUND      PAID-IN    ACCUMULATED NET   INCOME/ DISTRIBUTIONS IN EXCESS
       NAME      CAPITAL   REALIZED GAIN/LOSS    OF NET INVESTMENT INCOME
   ------------ ---------  ------------------ -------------------------------
   BGGF               --      $    11,606               $  (11,606)
   BPMF         $ 120,846      (1,911,826)               1,790,980
   BFIF          (342,877)       (258,682)                 601,559

  Net investment income, net realized gain/losses, and net assets were not affected by this change.

  FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

  Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

  At September 30, 1997, BFIF, BSTFIF, and BFTFBF, for federal tax purposes, had capital loss carryforwards, as noted below, which will reduce the Funds taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

   FUNDS   TOTAL TAX LOSS CARRYFORWARD
   ------  ---------------------------
   BFIF            $16,630,124
   BSTFIF            9,125,862
   BFTFBF              354,460

  Pursuant to the Code, such capital loss carryforwards will expire as follows:

                 BFIF                               BSTFIF
   ---------------------------------------------------------------------
   EXPIRATION YEAR   EXPIRATION AMOUNT EXPIRATION YEAR EXPIRATION AMOUNT
   ---------------   ----------------- --------------- -----------------
        2002            $12,071,274         2003          $9,125,862
        2003              3,223,064
        2004              1,335,786

                BFTFBF
   ------------------------------------
   EXPIRATION YEAR   EXPIRATION AMOUNT
   ---------------   -----------------
        2003             $354,460



BLANCHARD GROUP OF FUNDS
-------------------------------------------------------------------------------
  Additionally, net capital losses, as noted below, attributable to security transactions incurred after October 31, 1996 are treated as arising on October 1, 1997 the first day of the Funds' next taxable year.

   FUND   TOTAL TAX LOSS PUSHFORWARD
   ----   --------------------------
   BPMF           $4,504,362
   BFIF              157,286

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  FUTURES CONTRACTS--BGGF purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended September 30, 1997, BGGF had realized gains on futures contracts of $5,426,009. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

  At September 30, 1997, BGGF had outstanding futures contracts as set forth below:

                                                  UNREALIZED
    EXPIRATION                                   APPRECIATION
      DATE        CONTRACTS TO RECEIVE POSITION (DEPRECIATION)
   -----------    -------------------- -------- --------------
   December 1997         20 S&P 500      Long      $332,326
   December 1997        4 Long Gilt      Long        17,265
   December 1997         5 Notional      Long         3,412
   December 1997           7 CAC 40      Long           773
   December 1997             7 Bund      Long        15,831
   December 1997              3 DAX      Long        28,979
   December 1997     221 Nikkei 300      Long      (195,176)
   December 1997          12 T Bond      Long        43,438
   December 1997          11 T Note      Long        20,875
   December 1997        5 ALL--Ords      Long           253
   December 1997            5 FT-SE      Long        81,577
                                                   --------
   Net Unrealized Appreciation on
    Futures Contracts                              $349,553

  FOREIGN EXCHANGE CONTRACTS--BGGF, BPMF, BFIF, and BSTFIF may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. BGGF, BPMF, BFIF, and BSTFIF may enter into these contracts for the purchase or sale of a specific foreign currency at a


BLANCHARD GROUP OF FUNDS
-------------------------------------------------------------------------------
  fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Funds foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Funds foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked to market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At September 30, 1997, only BGGF and BFIF had outstanding foreign exchange contracts as set forth below:

                                     BGGF

                                          CONTRACTS TO     IN                     UNREALIZED
                            SETTLEMENT      DELIVER/    EXCHANGE   CONTRACTS AT  APPRECIATION
                               DATE         RECEIVE        FOR        VALUE     (DEPRECIATION)
                         ---------------- ------------ ----------- ------------ --------------
   CONTRACTS PURCHASED:
    Australian Dollar        10/2/97          517,000  $   388,913 $   387,621     $  1,292
    Australian Dollar         1/5/98          330,000      240,059     240,195         (136)
    Swiss Franc              10/2/97        7,812,500    5,368,856   5,372,931       (4,075)
    Deutsche Mark            12/23/97       3,787,600    2,147,104   2,155,278       (8,174)
    French Franc          10/2/97-1/5/98   15,903,400    2,662,152   2,687,859      (25,707)
    British Pound            12/23/97         907,200    1,457,870   1,457,897          (27)
    Netherlands Guilder      10/2/97        3,975,000    1,998,692   1,997,458        1,234
   CONTRACTS SOLD:
    Swiss Franc          10/2/97-12/23/97  14,772,000   10,111,286  10,205,532       94,246
    Deutsche Mark            12/23/97         971,000      552,489     552,533           44
    French Franc             10/2/97        9,246,200    1,553,066   1,558,737        5,671
    British Pound            12/23/97         127,000      204,286     204,093         (193)
    Japanese Yen             12/18/97     414,228,700    3,460,752   3,472,727       11,975
    Netherlands Guilder  10/2/97-12/23/97   7,950,000    3,931,396   4,005,276       73,880
                                                                                   --------
   Net Unrealized Appreciation on Foreign Exchange Contracts                       $150,030
                                                                                   ========


BLANCHARD GROUP OF FUNDS
-------------------------------------------------------------------------------
                                     BFIF

                                                   IN                    UNREALIZED
                    SETTLEMENT  CONTRACTS TO    EXCHANGE  CONTRACTS AT  APPRECIATION
                       DATE    DELIVER/RECEIVE    FOR        VALUE     (DEPRECIATION)
                    ---------- --------------- ---------- ------------ --------------
   Contracts Sold:
   Canadian Dollar   12/15/97     2,200,000    $1,591,320  $1,598,759     ($7,439)
                                                                          -------
   Net Unrealized Depreciation on Foreign Exchange Contracts              ($7,439)
                                                                          -------

  FOREIGN CURRENCY TRANSLATION--The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal or international securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.


BLANCHARD GROUP OF FUNDS
-------------------------------------------------------------------------------

  Additional information on each restricted security held by BGGF at September 30, 1997 is as follows:

   SECURITY                       ACQUISITION DATE ACQUISITION COST
   -----------------------------  ---------------- ----------------
   Chilectra S.A. ADR                     7/19/96      $91,177
   Daewoo Heavy Industries, Pfd.   2/3/95-4/12/95       49,952
   Samsung Electronics Co., GDR            1/3/95          917
   Dong Bang Forwarding Co.        2/3/95-5/29/95       74,380

  Additional information on each restricted security held by BPMF at September 30, 1997 is as follows:

   SECURITY                     ACQUISITION DATE  ACQUISITION COST
   ---------------------------  ----------------- ----------------
   Eldorado Gold Corp. Ltd.     04/08/96-08/14/97     $433,523
   Geomaque Explorations Ltd.,
   Warrants                               3/11/97      827,565
   Lone Star Exploration          2/26/96-3/26/97      587,746

  Additional information on each restricted security held by BFIF at September 30, 1997 is as follows:

   SECURITY                      ACQUISITION DATE  ACQUISITION COST
   ---------------------------  ------------------ ----------------
   Calpine Corp.                          7/2/1997    $  996,412
   Nine West Group, Inc.                  7/1/1997       999,012
   Stone Container Finance Co.            8/9/1996     2,000,000
   Tucson Electric Power Co.    2/10/1993-12/22/93     2,098,170

  CHANGE IN FISCAL YEAR--The Funds changed their fiscal year-end from April 30 to September 30 beginning May 1, 1996.

  DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.


BLANCHARD GROUP OF FUNDS
-------------------------------------------------------------------------------
(3) SHARES OF BENEFICIAL INTEREST

The Articles of Incorporation permit the Directors to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                           BGGF                                       BPMF
                          ---------------------------------------  ------------------------------------------
                           YEAR ENDED   PERIOD ENDED  YEAR ENDED    YEAR ENDED   PERIOD ENDED
                          SEPTEMBER 30, SEPTEMBER 30,  APRIL 30,   SEPTEMBER 30, SEPTEMBER 30,   YEAR ENDED
                              1997          1996         1996          1997          1996      APRIL 30, 1996
                          ------------- ------------- -----------  ------------- ------------- --------------
Shares sold                    973,160       748,872      559,635     9,876,823     3,728,778    11,891,108
Shares issued to
shareholders in payment
of distributions
declared                     1,381,403           --        52,311     3,428,378           --            --
Shares redeemed             (2,237,898)   (1,137,138)  (3,413,086)  (10,697,610)   (7,081,402)   (9,230,002)
                           -----------   -----------  -----------   -----------   -----------   -----------
Net change resulting
from share transactions        116,665      (388,266)  (2,801,140)    2,607,591    (3,352,624)    2,661,106
                           ===========   ===========  ===========   ===========   ===========   ===========
                                           BFIF                                      BSTFIF
                          ---------------------------------------  ------------------------------------------
                           YEAR ENDED   PERIOD ENDED  YEAR ENDED    YEAR ENDED   PERIOD ENDED    YEAR ENDED
                          SEPTEMBER 30, SEPTEMBER 30,  APRIL 30,   SEPTEMBER 30, SEPTEMBER 30,   APRIL 30,
                              1997          1996         1996          1997          1996           1996
                          ------------- ------------- -----------  ------------- ------------- --------------
Shares sold                  6,828,666     2,777,685   12,498,920    11,452,843     4,248,564     4,477,310
Shares issued in
connection with the
acquisition of Blanchard
Short-Term Global Income
Fund                               --            --           --            --            --     57,869,781
Shares issued to
shareholders in payment
of distributions
declared                     1,711,576       844,211    2,424,612     2,391,887     1,070,524       888,044
Shares redeemed            (16,127,237)  (8,034 ,939) (27,527,713)  (22,560,468)  (12,096,346)  (11,691,202)
                           -----------   -----------  -----------   -----------   -----------   -----------
Net change resulting
from share transactions     (7,586,995)   (4,413,043) (12,604,181)   (8,715,738)   (6,777,258)   51,543,933
                           ===========   ===========  ===========   ===========   ===========   ===========
                                          BFTFBF
                          ---------------------------------------
                           YEAR ENDED   PERIOD ENDED  YEAR ENDED
                          SEPTEMBER 30, SEPTEMBER 30,  APRIL 30,
                              1997          1996         1996
                          ------------- ------------- -----------
Shares sold                  1,901,018     1,341,280    5,015,985
Shares issued to
shareholders in payment
of distributions
declared                       169,611        78,775      142,764
Shares redeemed             (1,995,557)   (1,571,250)  (4,631,991)
                           -----------   -----------  -----------
Net change resulting
from share transactions         75,072      (151,195)     526,758
                           ===========   ===========  ===========


BLANCHARD GROUP OF FUNDS
-------------------------------------------------------------------------------
(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Virtus Capital Management, Inc., the Trust's manger (the "Manager"), receives for its services an annual management fee based on a percentage of each Fund's average daily net assets (see below).

 FUND                                 ANNUAL RATE
 ------ -----------------------------------------------------------------------
 BGGF   1.00% of the first 150 million, 0.875% of the excess of 150 million but not exceeding 300 million, 0.75% in excess of 300 million
 BPMF   1.00% of the first 150 million, 0.875% of the excess of 150 million but not exceeding 300 million, 0.75% in excess of 300 million
 BFIF   0.75%
 BSTFIF 0.75%
 BFTFBF 0.75%

The Manager may voluntarily choose to waive a portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

SUB-ADVISORY FEE--To provide portfolio advisory services for the Funds, the Manager has entered into sub-advisory agreements with the sub-advisers listed below. Under the terms of each sub-advisory agreement, the Manager will pay each sub-adviser a fee based on a percentage of each Fund's average daily net assets (see below).

 FUND                 SUB-ADVISER                         ANNUAL RATE
 ------ --------------------------------------- -------------------------------
 BGGF   Mellon Capital Mortgage Corp.           0.375% of the first $100
                                                million, 0.350% of the excess
                                                of $100 million but not
                                                exceeding $150 million, 0.325%
                                                of the excess of $150 million
 BPMF   Cavelti Capital Management, Ltd.        0.30% of the first $150
                                                million, 0.2625% of the excess
                                                of $150 million but less than
                                                $300 million, and 0.255% in
                                                excess of $300 million
 BFIF   OFFITBANK                               0.30% of the first $25 million,
                                                0.25% of the next $25 million,
                                                and 0.20% in excess of $50
                                                million
 BSTFIF OFFITBANK                               0.30% of the first $25 million,
                                                0.25% of the next $25 million,
                                                and 0.20% in excess of $50
                                                million
 BFTFBF United States Trust Company of New York               0.20%

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the level of average aggregate daily net assets of the Funds and The Virtus Funds for the period. FAS may voluntarily choose to waive a portion of its fee. The administrative fee received during the period of the Administrative Services Agreement shall be at least $75,000 per portfolio. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to


BLANCHARD GROUP OF FUNDS
-------------------------------------------------------------------------------
result in the sale of the Fund's Investment Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the BFIF, BSTFIF, and BFTFBF and up to 0.75% of the average daily net assets of BGGF and BPMF, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Signet Trust Company is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--The Funds' Manager paid the organization expenses of the Funds listed below incurred prior to the public offering of its shares. The Funds reimbursed the Manager for these expenses and has deferred and is amortizing such expenses over five years from the date of commencement of the Funds operations. Organizational expenses paid is as follows:

FUND    ORGANIZATIONAL EXPENSES
------  -----------------------
BFIF           $151,712
BSTFIF           80,724
BFTFBF           89,448

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 1997 were as follows:

FUND     PURCHASES      SALES
------  ------------ -----------
BGGF    $ 44,853,363 $18,165,537
BPMF      63,481,368  66,049,224
BFIF     164,757,771 202,202,473
BSTFIF   109,275,828 128,141,491
BFTFBF    35,259,413  35,460,535


BLANCHARD GROUP OF FUNDS
-------------------------------------------------------------------------------
(6) CONCENTRATION OF CREDIT RISK

BGGF, BPMF, and BFIF invest in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

(7) PROPOSED FUND MERGER

On July 18, 1997, Signet Banking Corporation ("Signet") entered into a definitive Agreement and Plan of Reorganization whereby Signet was acquired by First Union Corporation ("First Union"). It is anticipated that the merger will be consummated on or about November 28, 1997.

As a result of this First Union merger, First Union will succeed to the investment advisory and functions formerly performed for the Funds by various units of Signet and various unaffiliated parties.

The Board of Trustees/Directors of the Funds has approved an Agreement and Plan of Reorganization pursuant to which, on or about February 27, 1998, all of the assets, and certain liabilities of the Funds would be acquired in exchange for shares of similarly managed funds (the "Acquiring Funds") that is advised by affiliates of First Union. The reorganization would result in the liquidation and termination of the Funds. Pursuant to the reorganization, shareholders of the Funds will receive, tax-free, the number of shares of the Acquiring Funds having a value equal to the value of their shares immediately prior to the reorganization. Consummation of the reorganization is subject to approval of the shareholders of the Funds.


INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------
To the Board of Trustees and Shareholders of Blanchard Group of Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Blanchard Group of Funds (comprising the following portfolios: Blanchard Global Growth Fund, Blanchard Precious Metals Fund, Inc., Blanchard Flexible Income Fund, Blanchard Short- Term Flexible Income Fund, Blanchard Flexible Tax-Free Bond Fund) as of September 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for the year ended September 30, 1997 and the period ended September 30, 1996, and the financial highlights for the periods ended in 1997 and 1996. The financial highlights for the periods ended in 1993, 1994 and 1995 were audited by other auditors, whose reports thereon dated June 20, 1995, expressed an unqualified opinion. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Blanchard Group of Funds as of September 30, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

As more fully described in Note 7, in November, 1997 the Funds are expected to enter into an Agreement and Plan of Reorganization, pursuant to which (subject to Fund shareholder approval) on or about February 27, 1998, all of the assets, and certain liabilities of the Funds would be acquired in exchange for shares of similarly managed funds that are advised by affiliates of First Union Corporation. The reorganization would result in the liquidation and termination of the Funds.

Deloitte & Touche LLP
Pittsburgh, Pennsylvania
November 7, 1997


TRUSTEES/DIRECTORS                    OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               John W. McGonigle
Edward C. Gonzales                       Executive Vice President and
Peter E. Madden                          Secretary
John E. Murray, Jr.                   Joseph S. Machi
Wesley W. Posvar                         Vice President and Assistant
Marjorie P. Smuts                        Treasurer
                                      Richard B. Fisher
                                         Vice President
                                      C. Grant Anderson
                                         Assistant Secretary

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contain facts concerning its objective and policies, management fees, expenses and other information.


        PORTFOLIO ADVISERS                             B L A N C H A R D

        Global Growth Fund                             GLOBAL GROWTH FUND
   Mellon Capital Management Corp.

     Precious Metals Fund, Inc.                    PRECIOUS METALS FUND, INC.
   Cavelti Capital Management Ltd.

       Flexible Income Fund                           FLEXIBLE INCOME FUND
            OFFITBANK

  Short-Term Flexible Income Fund               SHORT-TERM FLEXIBLE INCOME FUND
            OFFITBANK

    Flexible Tax-Free Bond Fund                    FLEXIBLE TAX-FREE BOND FUND
United States Trust Company of New York


The Blanchard Group of Funds are available through Signet(R) Financial Services, Inc., member NASD, and are advised by an affiliate, Virtus Capital Management, Inc., which is compensated for this service.

---------------------------------------------
  INVESTMENT PRODUCTS ARE NOT DEPOSITS,
  OBLIGATIONS OF, OR GUARANTEED BY ANY
  BANK. THEY ARE NOT INSURED BY THE FDIC.
  THEY INVOLVE RISK, INCLUDING THE POSSIBLE
  LOSS OF PRINCIPAL INVESTED.
---------------------------------------------

Federated Securities Corporation is the                      ANNUAL REPORT
distributor of the Funds.                                 SEPTEMBER 30, 1997

                                                      Managed by: Virtus Capital
                                                           Management, Inc.


                      G01684-12
CUSIP 093212603/093212405/093265106/093212306/093254100
                    (2431)AR1197




A1. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Blanchard Global Growth Fund (the "Fund") is represented by a broken line. The Standard & Poor's 500 Index (the "S&P 500") is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the S&P 500. The "x" axis reflects computation periods from 4/30/98 to 9/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500; the ending values were $20,006 and $44,582, respectively. The legend in the upper middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year, five-year, ten-year and the since inception (6/1/86) periods ended 9/30/97, which were 13.20%, 10.51%, 6.44% and 8.97%, respectively.

A2. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Blanchard Precious Metals Fund (the "Fund") is represented by a broken line. The Toronto Stock Exchange Gold & Silver Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the Toronto Stock Exchange Gold & Silver Index. The "x" axis reflects computation periods from 6/23/88 to 9/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Toronto Stock Exchange Gold & Silver Index; the ending values were $11,167and $13,936, respectively. The legend in the upper middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year, five-year, and the since inception (6/23/88) periods ended 9/30/97, which were (15.24%), 9.96%, and 1.27%, respectively.

A3. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Blanchard Flexible Income Fund (the "Fund") is represented by a broken line. The Merrill Lynch Aggregate Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the Merrill Lynch Aggregate Bond Index. The "x" axis reflects computation periods from 11/2/92 to 9/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Merrill Lynch Aggregate Bond Index; the ending values were $14,003 and $14,387, respectively. The legend in the upper middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year, and the since inception (11/2/92) periods ended 9/30/97, which were 9.53% and 7.25%, respectively.

A4. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Blanchard Short-Term Flexible Income Fund (the "Fund") is represented by a broken line. The Merrill Lynch Short-Term Govenment Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the Merrill Lynch Short-Term Govenment Index. The "x" axis reflects computation periods from 4/16/93 to 9/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Merrill Lynch Short-Term Govenment Index; the ending values were $12,940 and $12,709, respectively. The legend in the upper middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year, and the since inception (4/16/93) periods ended 9/30/97, which were 7.24% and 5.95%, respectively.

A5. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Blanchard Flexible Tax-Free Bond Fund (the "Fund") is represented by a broken line. The Lehman Brothers Current Municipal Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the Lehman Brothers Current Municipal Bond Index. The "x" axis reflects computation periods from 8/12/93 to 9/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Lehman Brothers Current Municipal Bond Index; the ending values were $13,553 and $12,485, respectively. The legend in the upper middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year, and the since inception (8/12/93) periods ended 9/30/97, which were 9.59% and 7.63%, respectively.

A6. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Blanchard Asset Alocation Fund (the "Fund") is represented by a broken line. The Standard & Poor's 500 Index (the "S&P 500") is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the S&P 500. The "x" axis reflects computation periods from 6/6/96 to 9/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500; the ending values were $14,534 and $14,571, respectively. The legend in the upper middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year and the since inception (6/6/96) periods ended 9/30/97, which were 38.64%, 33.03%, respectively.









                               Evergreen Keystone

                              Short & Intermediate
                                Term Bond Funds

                            (photo of Grand Canyon)




                               1997 Annual Report




                               Evergreen Keystone

                        (logo)     FUNDS (SM)     (logo)

                                EVERGREEN KEYSTONE
(logo

                               TABLE OF CONTENTS

Letter to Shareholders...............................      1
Keystone Capital Preservation and Income Fund
  Fund at a Glance...................................      2
  Management Report..................................      3

Evergreen Intermediate-Term Bond Fund

  Fund at a Glance...................................      4
  Management Report..................................      5
Keystone Intermediate Term Bond Fund
  Fund at a Glance...................................      6
  Management Report..................................      7
Evergreen Intermediate-Term Government Securities
  Fund
  Fund at a Glance...................................      8
  Management Report..................................      9
Evergreen Short-Intermediate Bond Fund
  Fund at a Glance...................................     10
  Management Report..................................     11
Growth of Investments................................     12
Financial Highlights
  Keystone Capital Preservation and Income Fund......     14
  Evergreen Intermediate-Term Bond Fund..............     16
  Keystone Intermediate Term Bond Fund...............     18
  Evergreen Intermediate-Term Government Securities
     Fund............................................     20
  Evergreen Short-Intermediate Bond Fund.............     22
Schedule of Investments
  Keystone Capital Preservation and Income Fund......     25
  Evergreen Intermediate-Term Bond Fund..............     27
  Keystone Intermediate Term Bond Fund...............     29
  Evergreen Intermediate-Term Government Securities
     Fund............................................     31
  Evergreen Short-Intermediate Bond Fund.............     32
Statements of Assets and Liabilities.................     34
Statements of Operations.............................     35
Statements of Changes in Net Assets..................     37
Combined Notes to Financial Statements...............     40
Independent Auditors' Report-- KPMG Peat Marwick
  LLP................................................     49

                            ABOUT EVERGREEN KEYSTONE

Since 1971, the Evergreen Funds have been providing investors with a proven, value-driven approach to equity investment management. For over 60 years of changing economic conditions, Keystone has taken pride in helping investors meet their financial goals through a broad range of financial products and services. Combined, Evergreen Keystone offers over 70 funds designed to meet a broad range of objectives, including fixed-income, balanced, growth and income, and aggressive growth. Assets under management total more than $30 billion.

                                EVERGREEN KEYSTONE                (logo)


                             LETTER TO SHAREHOLDERS
                                  August 1997

                          (photo of William M. Ennis)


                                WILLIAM M. ENNIS

Dear Shareholders:

Investors in fixed income funds may sometimes feel as if they are watching all the fun from the sidelines. Certainly, during the past year, investors in many equity-oriented mutual funds enjoyed another year in which many funds returned 20% or more.

At times such as this, however, it is important to remind ourselves that seeking equity-like returns is not what some funds are supposed to be doing. The five mutual funds discussed in this annual report all have similar objectives-- to provide regular income and to conserve principal.

We believe each of these funds did a very good job of meeting that objective during a year which was challenging for fixed income investors. While interest rates finished the 12-month period at about the same point at which they started, the point-to-point comparison masked a great deal of rate fluctuations during the year, with longer-term rates falling and then rising by almost a full percentage point. In this environment, the short-to-intermediate term strategies employed by each of the funds worked very well, delivering regular income and protecting principal. By the end of the 12-month period, each of the funds provided handsome real returns, especially when measured against the low rate of inflation we have been enjoying. And they provided these returns without taking the significant credit risks of high yield bonds or the market risks of longer-maturity bonds.

These conservative investment strategies make sense for investors who are interested in regular income, but who want to limit the risks they take with their investment dollars. However, after the stock market's sharp ascent this spring and summer, these strategies also make sense for growth-oriented investors who want to reduce their overall portfolio risks by putting at least part of their investments in conservative fixed income funds. Diversification always is prudent, but it is especially prudent when one asset class (in this case common stocks) has risen dramatically in relative price after a prolonged period of above-average returns.

At Evergreen Keystone, we encourage all shareholders to consult regularly with their financial advisers to help determine whether their mix of investments continues to be appropriate, given current needs, tolerance for risk, and market conditions.

I am delighted to inform you that Evergreen Keystone has successfully integrated all service functions of Evergreen and Keystone Funds. This means that you now have full exchange privileges among all Evergreen and Keystone America funds. In addition, you will be receiving the top-flight service that earned Evergreen Keystone the 1996 Dalbar Quality Tested Service Seal, the highest award for mutual fund service presented by Dalbar, an independent mutual fund survey and rating firm.

In the following pages, Evergreen Keystone investment professionals will give you more detailed information about the investment environment and the strategies employed in managing your funds. You will notice that this annual report is a departure from past reports in format. It represents the effort of Evergreen Keystone Funds to provide thoughtful reports and to present them in a format that is attractive and makes information easily accessible. We are very interested in hearing your thoughts on this new format, and we welcome your suggestions.

                                         Sincerely,

                                         /s/WILLIAM M. ENNIS
                                         WILLIAM M. ENNIS
                                         MANAGING DIRECTOR

                                     KEYSTONE
(Logo and picture)       CAPITAL PRESERVATION AND INCOME FUND
   of capital)
                                FUND-AT-A-GLANCE
                              As of June 30, 1997

ONE YEAR PERFORMANCE             CLASS A      CLASS B     CLASS C
One year with sales charge        3.26  %      1.04  %     5.05  %
One year w/o sales charge         6.73  %      6.04  %     6.05  %
One year dividends per share      57.1(cents) 49.4(cents) 49.4  (cents)
30-day SEC Yield
  (as of 6/30/97)                 5.81  %      5.22  %     5.25  %


AVERAGE
ANNUAL RETURNS**                 CLASS A  CLASS B  CLASS C
Three years                        N/A     4.59  %  5.54  %
Five years                         N/A     3.80  %   N/A
Since Inception*                  5.84  %  4.51  %  4.55  %

CUMULATIVE RETURNS**             CLASS A  CLASS B  CLASS C
Nine months w/o sales charge      5.12  %  4.53  %  4.53  %
Three years                        N/A    14.41  % 17.55  %
Five years                         N/A    20.50  %   N/A
Since Inception*                 15.26  % 30.35  % 21.70  %

 * CLASS A BEGAN 12/30/94; CLASS B BEGAN 7/1/91;
  CLASS C BEGAN 2/1/93.
** ALL RETURNS INCLUDE THE MAXIMUM APPLICABLE SALES CHARGE.

PORTFOLIO CHARACTERISTICS
Total Net Assets (all classes)   $52.8 million
Average Credit Quality           AAA
Average Maturity                 4.92 years
Average Duration                 0.75 years

PORTFOLIO ALLOCATIONS                                              JUNE 30, 1997
(AS A PERCENTAGE OF NET ASSETS)

(A PIE GRAPH APPEARS HERE. SEE TABLE BELOW FOR PLOT POINTS.)


 U.S. Treasuries                           3.7%
 Fixed rate mortgages                      2.2%
 Repurchase agreements & other net assets  2.8%
 Adjustable-rate mortgages                91.3%



PORTFOLIO ALLOCATIONS ARE SUBJECT TO CHANGE.

OBJECTIVE
Keystone Capital Preservation and Income Fund seeks high current income consistent with low volatility of principal by investing in adjustable-rate mortgage-backed securities and loan pools. The Fund may be appropriate for investors seeking monthly dividends, an investment in a fund composed 100% of government securities and therefore of the highest credit quality, and the potential for less share price fluctuation than intermediate and longer-term bond funds.

STRATEGY
The Fund invests primarily in adjustable-rate mortgage securities issued by the U.S. Government, its agencies or instrumentalities. Adjustable-rate mortgage securities (ARMS) are pools of residential mortgage loans on which the interest rate is periodically adjusted to reflect the current interest rate environment. By investing in ARMS, the Fund seeks to minimize fluctuations in its share price relative to other bond funds. However, unlike money market funds, the Fund does not seek to maintain a completely stable share price.

PORTFOLIO MANAGER

(picture of
Gary Pzegeo)      Gary Pzegeo, a Vice President and Portfolio Manager in the
                  Fixed Income Group of Keystone Investment Management Company, is Portfolio Manager of Keystone Capital Preservation and
                  Income Fund. An investment professional with seven years' experience, Mr. Pzegeo also is manager of Keystone
                  Institutional Adjustable Rate Fund. Mr. Pzegeo joined Keystone in 1990. He has several years' experience in analysis of mortgage-backed securities. A Chartered Financial Analyst, Mr.
                  Pzegeo is a member of the Boston Securities Analysts Society, the Government Bond Club of New England, and the Association of Investment Management and Research. He holds a B.A. in business administration from the University of Massachusetts.

                                     KEYSTONE                  (logo and picture
                       CAPITAL PRESERVATION AND INCOME FUND        of capital)

                               MANAGEMENT REPORT

                                  August 1997

Dear Shareholder:

We are pleased to report to you on the Keystone Capital Preservation and Income Fund for the fiscal period that ended on June 30, 1997. This report is an annual report, reflecting the new fiscal year ending date of June 30, replacing the former fiscal year ending each September 30.

PERFORMANCE

Your Fund performed well during the past year, as the relatively high concentration of adjustable-rate mortgage securities helped the Fund be responsive to changes in interest rates. In addition to providing a yield premium over money market funds, the Fund was able to protect principal by maintaining a relatively stable net asset value. The Fund concentrated its investments in relatively low-risk, geographically diverse adjustable-rate securities. As an example of the Fund's price stability during the past year, the net asset value of Class A Shares began the fiscal period at $9.74 per share on September 30, 1996. The net asset value was $9.76 on December 31, 1996 and $9.80 on June 30, 1997.

ENVIRONMENT

In late 1996 and the first half of 1997, the investment environment was marked by changing attitudes about the pace of economic growth in the United States. In the latter part of 1996 and early this year, the economy appeared to be accelerating, primarily driven by consumer demand. Slowing retail sales and stable housing sales began to be evident late in the first quarter, however, signaling a slowdown in consumer activity.

In the bond market, after long-term interest rates hit a low point in November 1996, they started rising because of reports of strong growth late in 1996 and in expectation that the Federal Reserve Board might increase short-term rates. In fact, the Federal Reserve Board did increase short-term rates by one-quarter of one percent in late March.

Interest rates appeared to peak in late March before gradually moving back down. For example, the interest rate of a two-year Treasury declined from 6.41% on March 31 to 6.06% on June 30.

STRATEGY

Starting in the second half of 1996, following reports of strong economic growth and in anticipation of increases in interest rates, your Fund's management team began increasing the emphasis on adjustable-rate mortgages, both as a defensive measure to protect the net asset value and to gain the benefit of additional interest income from higher rates. This increased emphasis continued into 1997. Adjustable-rate mortgages, whose interest payments reset at regular intervals as interest rates rise and fall, increased from about 85% of net assets on September 30, 1996 to 96% by March 31, 1997. By the close of the fiscal year, the percentage was about 91%.

Within the fixed-rate portion of the portfolio, maturities were extended somewhat as the threat of higher rates subsided.

The overriding strategy of the Fund has been to seek a yield advantage over other short-term investments, while providing capital protection. In pursuing this strategy, the portfolio management team has purchased adjustable-rate mortgages that are mature, with an average age of seven years. Mortgages of this age historically have tended not to be refinanced as frequently as younger mortgages. The geographical sources of these mortgages also has been diversified, to reduce the risk that events in any one section of the country could have a disproportionate impact on the Fund. The reset dates of the adjustable-rate mortgages also are diversified to reduce the risk that market interest rates at any one point could have a disproportionate impact on the Fund.

All mortgages are backed by the U.S. government or government agencies. The average credit rating remains AAA.

OUTLOOK

Going forward, we believe the economy may increase its growth rate in the third quarter of 1997 after the apparent slowdown of the second, with gross domestic product growing at an anticipated 2 1/2-to-3% during the second half of the year. At the same time, we believe inflation can be contained within the present 2 1/2-to-3% range, and that interest rates will remain stable. We expect to continue to manage the Fund conservatively, with a relatively high concentration of adjustable-rate mortgages.

Thank you for your support of Keystone Capital Preservation and Income Fund.

Sincerely,

/s/ ALBERT H. ELFNER, III
ALBERT H. ELFNER, III
CHAIRMAN
Keystone Investment Management Company

/s/GARY E. PZEGEO
GARY E. PZEGEO
VICE PRESIDENT
PORTFOLIO MANAGER

                                    EVERGREEN
(logo and picture           INTERMEDIATE-TERM BOND FUND
   of a star)
                                FUND-AT-A-GLANCE
                              As of June 30, 1997

ONE YEAR
PERFORMANCE               CLASS A      CLASS B      CLASS C      CLASS Y
One year with sales
  charge                  3.41  %       0.91  %      4.91  %     6.97  %
One year w/o sales
  charge                  6.88  %       5.91  %      5.91  %     6.97  %
One year dividends per
  share                   60.6(cents)  51.3(cents)  51.3(cent)  61.5(cents)
30-day SEC Yield
  (as of 6/30/97)         5.57  %       4.81  %      4.83  %     5.82  %

AVERAGE ANNUAL
RETURNS**

                         CLASS A   CLASS B   CLASS C   CLASS Y
Three years                N/A       N/A       N/A      7.18  %
Five years                 N/A       N/A       N/A      6.60  %
Since Inception*          5.24  %  -1.15  %   5.31  %   7.13  %

CUMULATIVE
RETURNS**                CLASS A   CLASS B   CLASS C   CLASS Y
Three years                N/A       N/A       N/A     23.14  %
Five years                 N/A       N/A       N/A     37.67  %
Since Inception*         11.71  %  -1.62  %   6.26  %  47.77  %

 * CLASS A BEGAN 5/2/95; CLASS B BEGAN 1/30/96; CLASS C BEGAN 4/29/96; CLASS Y BEGAN 11/1/91.
** ALL RETURNS INCLUDE THE MAXIMUM APPLICABLE SALES CHARGE.

PORTFOLIO CHARACTERISTICS
Total Net Assets (all classes)  $160.4 million
Average Credit Quality          AAA
Average Maturity                8.89 years
Duration                        4.61 years

CREDIT QUALITY                                                     JUNE 30, 1997
(AS A PERCENTAGE OF PORTFOLIO ASSETS)
(A pie graph appears here. See table below for plot points.)

AA   6%
A   21%
AAA 73%
PORTFOLIO ALLOCATIONS ARE SUBJECT TO CHANGE.

OBJECTIVE
Evergreen Intermediate-Term Bond Fund seeks to preserve principal while maximizing current yield.

STRATEGY
The Fund invests primarily in U.S. Government obligations, mortgage-backed securities and corporate bonds and debentures. These securities typically have average maturities of five to 10 years.

PORTFOLIO MANAGER

(photo of         Bruce J. Besecker, C.F.A., a Vice President and Senior
 Bruce J.         Portfolio Manager of First Union Capital Management Group, is
 Besecker)        Portfolio Manager of Evergreen Intermediate-Term Bond Fund.
                  Mr. Besecker, who has more than 16 years' professional investment experience, is manager of the Philadelphia Taxable
                  Fixed Income Unit of First Union Capital Management. Prior to joining First Union, Mr. Besecker was an Assistant Vice
                  President in Institutional Sales at Merrill Lynch in New York, and a Senior Trust Officer and Portfolio Manager at First
                  Fidelity Bank. He also has served as a Research Assistant in the Economics Department at the Federal Reserve Bank in
                  Philadelphia. Mr. Besecker, a Chartered Financial Analyst, is a member of the Philadelphia Financial Analysts Society. He is a graduate of the University of Pennsylvania and holds an M.B.A. from The Wharton School.

                                    EVERGREEN                  (logo and picture
                           INTERMEDIATE-TERM BOND FUND             of a star)

                               MANAGEMENT REPORT

                                  August 1997

Dear Shareholders:

We are pleased to report to you on the Evergreen Intermediate-Term Bond Fund for the 12-month fiscal year that ended on June 30, 1997.

PERFORMANCE

Your Fund performed very well during the past fiscal year, buoyed by the addition of higher yielding securities that increased yield and total return, and by the decision to maintain a fully invested position.

ENVIRONMENT

During the 12-month fiscal year, the U.S. economy grew at an exceptional pace. As this growth persisted, often in defiance of predictions of an economic slowdown, bond market participants became increasingly concerned that the strength of the economy could provoke an increase in inflation. In response to these concerns, interest rates rose dramatically during the early months of 1997. Conversely, during the second quarter of 1997, investors' fears receded as economic data indicated slower economic growth and little inflationary pressure. This resulted in a steady decline in interest rates, reversing most of the first quarter's increase. However, the financial markets are keeping a wary eye on each new economic report, searching for any signs of inflationary pressure that could prompt the Federal Reserve Board to raise the Federal Funds rate beyond the 0.25% increase of March 25.

STRATEGY

The fluctuating interest rate environment and seemingly trendless market over the past 12 months have made portfolio management increasingly challenging. During this period, duration was maintained in a range of 90% to 110% of the Fund's benchmark, the Lehman Brothers Intermediate Government Corporate Bond Index. As of June 30, the duration was at the lower end of this range. We anticipate maintaining our shorter relative duration as we believe rates may modestly rise in the coming months. At the end of the fiscal year, duration was
4.61 years and average maturity was 8.89 years.

In addition, your Fund's Treasury position has been reduced and the allocations to both corporate bonds and mortgage-backed securities have been increased both to increase yield and to improve total return opportunities. We also adjusted the maturity structure of the portfolio by underweighting the intermediate position and overweighting both short-term and longer-term securities. This strategy is being pursued to enhance returns as yield spreads narrow between short-term and long-term maturities.

MATURITY                                                     AS OF JUNE 30, 1997
(AS A PERCENTAGE OF PORTFOLIO ASSETS)

(A pie graph appears here. See table below for plot points.)

0-1 Year    21%
1-3 Years   10%
3-5 Years   15%
5-10 Years   8%
10-20 Years 25%
20+ Years   21%



PORTFOLIO ALLOCATIONS ARE SUBJECT TO CHANGE.

OUTLOOK

We enter the second half of 1997 with a degree of caution. The principal concern in the bond market remains the inflation "wildcard," as investors try to determine whether interest rates can continue their bullish run in this economic environment. According to traditional analysis, this cannot continue. Our primary concern is that strong economic growth ultimately brings inflationary pressures, which in turn would push the Federal Reserve Board to raise interest rates. With this uncertainty in the market, we plan to keep portfolio structure and duration relatively neutral. We also will continue to look for opportunities to increase yield through the addition of attractive mortgage-backed securities and other higher yielding instruments.

Thank you for your investment in Evergreen Intermediate-Term Bond Fund.

Sincerely,

/s/RICHARD K. WAGONER
RICHARD K. WAGONER
EXECUTIVE VICE PRESIDENT
CHIEF INVESTMENT OFFICER
First Union Capital Management Group

/s/BRUCE J. BESECKER
BRUCE J. BESECKER
VICE PRESIDENT
SENIOR PORTFOLIO MANAGER

                                     KEYSTONE
                           INTERMEDIATE TERM BOND FUND
(logo and picture of stars)
                                FUND-AT-A-GLANCE
                              As of June 30, 1997

     ONE YEAR PERFORMANCE       CLASS A        CLASS B      CLASS C
One year with sales charge        5.30  %        3.17  %      7.06  %
One year w/o sales charge         8.83  %        8.17  %      8.06  %
One year dividends per share      52.0 (cents)  46.3(cents)  46.3  (cents)
30-day SEC Yield
  (as of 6/30/97)                 5.82  %        5.25  %      5.26  %


AVERAGE
ANNUAL RETURNS**                CLASS A   CLASS B  CLASS C
Three years                       6.34  %  5.82  %  6.67  %
Five years                        5.89  %   N/A      N/A
Ten years                         6.56  %   N/A      N/A
Since Inception*                   N/A     4.61  %  4.96  %

CUMULATIVE RETURNS**            CLASS A   CLASS B  CLASS C
Eleven months w/o sales charge    8.40  %  7.81  %  7.70  %
Three years                      20.24  % 18.51  % 21.38  %
Five years                       33.11  %   N/A      N/A
Ten years                        88.72  %   N/A      N/A
Since Inception*                   N/A    22.01  % 23.80  %

 * CLASSES B AND C BEGAN 2/1/93.
** ALL RETURNS INCLUDE THE MAXIMUM APPLICABLE SALES CHARGE. FOR CLASSES WITH
   MORE THAN A 10-YEAR HISTORY, THE 10-YEAR HISTORY IS PRESENTED.

PORTFOLIO CHARACTERISTICS
Total Net Assets (all classes)  $29.0 million
Average Credit Quality          AA-
Average Maturity                6.3 years
Duration                        4.6 years

PORTFOLIO QUALITY                                                  JUNE 30, 1997
(AS A PERCENTAGE OF PORTFOLIO ASSETS)
(A pie graph appears here. See table below for plot points.)

BBB 18%
A   32%
AAA 38%
AA  12%


PORTFOLIO ALLOCATIONS ARE SUBJECT TO CHANGE.

OBJECTIVE
Keystone Intermediate Term Bond Fund seeks current income and, secondarily, capital preservation from investments in investment grade and high quality bonds.

STRATEGY
The Fund is designed to balance the benefits of short-and long-term bonds, by providing more income than short-term bonds and greater price stability than long-term bonds. The Fund invests primarily in government and corporate bonds and mortgage-backed securities with maturities of less than 10 years.

PORTFOLIO MANAGER

(photo of         Christopher P. Conkey, Senior Vice President and Chief
 Christopher      Investment Officer, Fixed Income, of Keystone Investment
 P. Conkey)       Management Company, is Portfolio Manager of Keystone
                  Intermediate Term Bond Fund. An investment professional with more than 14 years' experience, Mr. Conkey also is Portfolio
                  Manager of Keystone Diversified Bond Fund (B-2). Mr. Conkey joined Keystone in 1988 from Constitution Capital, where he was a Vice President. A Chartered Financial Analyst, Mr.
                  Conkey is a member of the Government Bond Club of New England and the Bond Analysts Society of Boston. He is a graduate of Clark University and received his M.B.A. from Boston
                  University.

                                     KEYSTONE
                           INTERMEDIATE TERM BOND FUND  (logo and picture
                                                             of stars)
                                 MANAGEMENT REPORT
                                    August 1997

Dear Shareholder:
We are pleased to report to you on the Keystone Intermediate Term Bond Fund for the fiscal period that ended on June 30, 1997. This report is an annual report, reflecting the new fiscal year ending date of June 30, replacing the former fiscal year ending each July 31.

PERFORMANCE

Your Fund performed very well during the past year. In an environment of moderate economic growth, modest inflation, and relatively stable interest rates, your Fund was able to take advantage of opportunities among better quality corporate bonds and mortgage-backed securities to provide generous income consistent with limited price fluctuation.

ENVIRONMENT

During the past year, the U.S. economy enjoyed healthy economic growth and low inflation. If one were to look at interest rates at the beginning and end of the year, despite some near-term volatility one would see remarkable stability in rates. For example, the yield on a 30-year Treasury bond was 6.78% on June 30, just slightly below the 6.97% of July 31, 1996. This was an environment in which corporate bonds tended to do very well, as credit risk was low because of the overall strength of the economy.

STRATEGY

In the relatively stable interest rate environment of the past year, your Fund did not try to manage the portfolio maturities significantly in an effort to anticipate the direction of interest rate movements. Rather, the portfolio management team has searched for relative value among the various sectors in which the Fund invests.

Your Fund took advantage of the strong economy to increase its emphasis on high grade and investment grade corporate bonds and mortgage-backed securities, while de-emphasizing U.S. Treasuries. Between December 31, 1996 and June 30, 1997, for example, the allocation to U.S. government bonds in the portfolio was reduced from 21% to 9% of net assets, while the allocation to industrial bonds was increased from 13% to 16% and the allocation to collateralized mortgage obligations was increased from 21% to 28%.

The Fund also has increased its allocation to foreign securities from 9% on December 31, 1996 to approximately 24% at the end of the fiscal year. The foreign emphasis was increased to take advantage of the yield advantage of foreign bonds and to give the portfolio greater diversification. The Fund, which has hedged all foreign securities back into the U.S. dollar to protect against currency fluctuations, has invested in government bonds issued in Canada, Denmark and Germany. All three countries are enjoying low inflation and benefiting from sound fiscal policies.


PORTFOLIO COMPOSITION                                              JUNE 30, 1997
(AS A PERCENTAGE OF NET ASSETS)
(A pie graph appears here. See table below for plot points)

Repurchase agreements and other net assets  2.2%
U.S Government                              8.8%
Financial Corp.                            15.3%
Industrial Corp.                           15.9%
International/U.S.$                        15.4%
International/non-U.S.$*                    8.8%
Mortgage-backed                            27.5%
Asset-backed                                6.1%



* NON-U.S.-DOLLAR-DENOMINATED BONDS WERE FULLY HEDGED BACK INTO U.S. CURRENCY.

 PORTFOLIO ALLOCATIONS ARE SUBJECT TO CHANGE.


OUTLOOK

We believe the economy may increase its growth rate in the third quarter of 1997 after the apparent slowdown of the second, with gross domestic product growing at an anticipated annualized rate of 2 1/2-to-3% during the second half of the year. At the same time, we believe inflation can be contained within the present 2 1/2-to-3% range, and that interest rates will remain stable. We will continue, however, to monitor wage costs very closely to watch for early signs of inflation. With this favorable outlook, we anticipate a continued emphasis on corporate and mortgage-backed securities for at least the next several months.

Thank you for your support of Keystone Intermediate Term Bond Fund.

Sincerely,

/s/ALBERT H. ELFNER, III
ALBERT H. ELFNER, III
CHAIRMAN
Keystone Investment Management Company

/s/CHRISTOPHER P. CONKEY
CHRISTOPHER P. CONKEY
SENIOR VICE PRESIDENT
CHIEF INVESTMENT OFFICER, FIXED INCOME

                                    EVERGREEN
 (logo and photo of George Washington)
                 INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

                                FUND-AT-A-GLANCE
                              As of June 30, 1997

ONE YEAR PERFORMANCE    CLASS A        CLASS B     CLASS C      CLASS Y
One year with sales
  charge                  2.55  %      0.03  %      4.03  %      6.08  %
One year w/o sales
  charge                  6.00  %      5.03  %      5.03  %      6.08  %
One year dividends per
  share                  55.4(cents)  46.3(cents)  46.3(cents)  56.2  (cents)
30-day SEC Yield
  (as of 6/30/97)         5.25  %      4.44  %      4.17  %      5.49  %


AVERAGE ANNUAL
RETURNS**               CLASS A  CLASS B  CLASS C  CLASS Y
Three years               N/A      N/A      N/A     6.19  %
Five years                N/A      N/A      N/A     5.38  %
Since Inception*         4.38  % -0.66  %  4.85  %  5.82  %

CUMULATIVE RETURNS**    CLASS A  CLASS B  CLASS C  CLASS Y
Three years               N/A      N/A      N/A    19.76  %
Five years                N/A      N/A      N/A    29.94  %
Since Inception*         9.74  % -0.92  %  5.97  % 37.82  %

 * CLASS A BEGAN 5/2/95; CLASS B BEGAN 2/9/96; CLASS C BEGAN 4/10/96; CLASS Y BEGAN 11/1/91
** ALL RETURNS INCLUDE THE MAXIMUM APPLICABLE SALES CHARGE.

PORTFOLIO CHARACTERISTICS
Total Net Assets (all classes)    $72.9 million
Average Credit Quality            AAA
Average Maturity                  3.88 years
Duration                          2.93 years

PORTFOLIO COMPOSITION                                              JUNE 30, 1997
(AS A PERCENTAGE OF PORTFOLIO ASSETS)
(A pie graph appears here. See tables below for plot points.)

U.S. Treasuries            71%
Mortgage-backed securities 18%
U.S. Govt. Agencies        10%
Short-term securities       1%



PORTFOLIO ALLOCATIONS ARE SUBJECT TO CHANGE.

OBJECTIVE
Evergreen Intermediate-Term Government Securities Fund seeks to maximize total return and preserve principal while providing current income.

STRATEGY
The Fund invests primarily in securities issued by the U.S. Government and its agencies. These securities typically have an average maturity of three to six years, with a maximum maturity of ten years. The Fund seeks its objective over full interest rate cycles, which typically last three to five years.

PORTFOLIO MANAGER

(photo of L.      L. Robert Cheshire, a Vice President and Senior Portfolio
Robert Cheshire)  Manager of First Union Capital Management Group, is Portfolio
                  Manager of Evergreen Intermediate-Term Government Securities
                  Fund. Mr. Cheshire also is in charge of the Newark Taxable
                  Fixed Income Unit of First Union. Prior to joining First
                  Union, Mr. Cheshire was a Vice President at Shearson Lehman
                  Hutton for 11 years in the Asset Management and Institutional
                  Government Securities Division. He was also a Vice President of Government Securities for Charles E. Quincey and an
                  Assistant Vice President in the Municipal Securities
                  Department with Bankers Trust Co. in New York. Mr. Cheshire is a graduate of Rutgers University and holds an M.B.A. from Fairleigh Dickinson University.

                                    EVERGREEN                     (logo and
                  INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND     photo of
                                                              George Washington)
                               MANAGEMENT REPORT

                                  August 1997

Dear Shareholders:
We are pleased to report on Evergreen Intermediate-Term Government Securities Fund for the 12-month fiscal year that ended on June 30, 1997.

PERFORMANCE
During the year, the Fund delivered satisfactory returns, consistent with its objective to seek total return while preserving principal. For the first nine months of the fiscal year, as interest rates rose, the Fund's slightly long duration caused some underperformance against industry benchmarks. However, the Fund outperformed its benchmark during the final three months of the year as interest rates fell.

ENVIRONMENT

During the 12-month fiscal period, the U.S. economy experienced a pattern best described as a series of "mini-cycles," with bonds trading within a relatively narrow range of interest rates. Economic growth surged during the fourth quarter of 1996 into the first quarter of 1997, subsequently causing concern over inflationary pressure. Against this backdrop, bond market participants reviewed each new economic report for any signs of inflation that could prompt the Federal Reserve Board to increase interest rates. These market concerns resulted in rising interest rates throughout the first quarter of 1997, culminating in the March 25 decision by the Federal Reserve Board to raise the Federal Funds rate by 0.25%. Conversely, investors' fears of inflation receded during the second quarter of 1997 amid reports of slowing economic growth. As a result, interest rates fell.

STRATEGY

The Fund's duration, or sensitivity to interest rate changes, was consistent with that of the benchmark Lehman Brothers Intermediate Government Index during the fiscal year. In implementing duration strategy, your Fund's investment manager uses a disciplined process focusing on longer-term trends in the economic environment. The Fund's duration was modestly shortened following the Federal Reserve Board's decision to raise the Federal Funds rate in late March. In response to the declining interest rate environment in the second quarter, portfolio duration was brought back to neutral. To capture additional yield, the Fund's emphasis on mortgage-backed securities was also increased, ending the fiscal year at more than 18% of net assets.

Consistent with the Fund's concentration on government securities, average credit quality was maintained at AAA.

MATURITY                                                     AS OF JUNE 30, 1997
(AS A PERCENTAGE OF PORTFOLIO ASSETS)
(A pie graph appears here. See table below for plot points.)

0-1 Year    4%
1-5 Years  45%
5-10 Years 51%


PORTFOLIO ALLOCATIONS ARE SUBJECT TO CHANGE.

OUTLOOK

We are continuing to monitor closely new economic reports, vigilant for any indications of a resurgence of inflationary pressure that could cause the Federal Reserve Board to raise the Federal Funds rate during the second half of 1997. The overall bond market continues to be characterized by near-term interest rate fluctuations, without any over-riding trend. This environment dictates a very cautious approach in the coming quarters, with portfolio duration adjusted consistent with a changing market environment.

We anticipate that your Fund's relatively neutral duration and conservative style should protect the fund from any significant fluctuations in the market. In addition, we will continue to seek attractive opportunities by increasing the Fund's yield through the addition of mortgage-backed securities and other relatively higher yielding instruments.

Thank you for your investment in Evergreen Intermediate-Term Government Securities Fund.

Sincerely,

/s/RICHARD K. WAGONER
RICHARD K. WAGONER
EXECUTIVE VICE PRESIDENT
CHIEF INVESTMENT OFFICER
First Union Capital Management Group

/s/ L. ROBERT CHESHIRE
L. ROBERT CHESHIRE
VICE PRESIDENT
SENIOR PORTFOLIO MANAGER

                                    EVERGREEN
(logo and photo of flag)  SHORT-INTERMEDIATE BOND FUND

                                FUND-AT-A-GLANCE
                              As of June 30, 1997

ONE YEAR PERFORMANCE     CLASS A     CLASS B     CLASS C      CLASS Y
One year with sales
  charge                 3.30  %      0.78  %     4.77  %     6.88  %
One year w/o sales
  charge                 6.77  %      5.78  %     5.77  %     6.88  %
One year dividends per
  share                  63.5(cents) 54.5(cents) 54.5(cents) 64.6(cents)
30-day SEC Yield
  (as of 6/30/97)        5.99  %      5.29  %     5.28  %     6.30  %

AVERAGE ANNUAL
RETURNS**

                        CLASS A  CLASS B  CLASS C  CLASS Y
Three years              5.62  %  4.98  %   N/A     6.92  %
Five years               5.05  %   N/A      N/A     5.92  %
Since Inception*         7.14  %  4.17  %  5.73  %  7.01  %

CUMULATIVE
RETURNS**               CLASS A  CLASS B  CLASS C  CLASS Y
Three years             17.84  % 15.68  %   N/A    22.23  %
Five years              27.92  %   N/A      N/A    33.29  %
Since Inception*        78.78  % 19.87  % 16.99  % 55.28  %

 * CLASS A BEGAN 1/3/89; CLASS B BEGAN 1/25/93; CLASS C BEGAN 9/6/94; CLASS Y BEGAN 1/4/91.
** ALL RETURNS INCLUDE THE MAXIMUM APPLICABLE SALES CHARGE.

PORTFOLIO CHARACTERISTICS
Total Net Assets (all classes)   $398.7 million
Average Credit Quality           AA+
Average Maturity                 4.06 years
Duration                         2.96 years

CREDIT QUALITY                                                     JUNE 30, 1997
(AS A PERCENTAGE OF PORTFOLIO ASSETS)
(A pie graph appears here. See table below for plot points.)

A   26%
AA   3%
AAA 67%
BBB  4%

PORTFOLIO ALLOCATIONS ARE SUBJECT TO CHANGE.

OBJECTIVE
Evergreen Short-Intermediate Bond Fund seeks to provide a high level of current income with the potential for some capital appreciation.

STRATEGY
The Fund seeks to attain its objective by investing in a broad range of higher quality and investment-grade debt securities. The Fund normally will invest at least 80% of its assets in debt securities. The Fund also intends to maintain an average maturity of five years or less to control price fluctuations.

PORTFOLIO MANAGER

(photo of         Thomas L. Ellis, a Vice President and Senior Portfolio Manager
Thomas L. Ellis)  of First Union Capital Management Group, is Portfolio Manager
                  of Evergreen Short-Intermediate Bond Fund. At First Union, Mr.
                  Ellis is responsible for managing more than $1 billion in fixed income portfolios, including the Fixed Income Fund, a common trust fund. Prior to joining First Union, Mr. Ellis served in the Bond Department of First Tennessee Bank. He is a graduate of the University of Baltimore and holds an M.B.A.
                  from Morgan State University.

                                    EVERGREEN
                           SHORT-INTERMEDIATE BOND FUND       (logo and a photo
                                                                    of flag)
                               MANAGEMENT REPORT

                                  August 1997

Dear Shareholders:
We are pleased to report to you on the Evergreen Short-Intermediate Bond Fund for the 12-month fiscal year that ended on June 30, 1997.

PERFORMANCE
During the fiscal year, concentrations in corporate bonds and mortgage-backed securities helped the Fund deliver strong performance, consistent with its objective. At the same time, the Fund's relatively short duration gave the Fund a relative advantage over the first nine months of the year, although it held back performance during the final three months when interest rates declined.

ENVIRONMENT

Throughout the fiscal year, the U.S. economy experienced strong growth accompanied by relatively low levels of inflation. During this period, the bond market was characterized by near-term interest rate volatility. For example, the yield on the 10-year U.S. Treasury fell from 6.80% to 6.10% during the final six months of 1996, only to rise back to 7.0% by April 1997, then to fall again to 6.5% by June of 1997. We believe this volatility mirrors changes in the underlying economy. While Gross Domestic Product (GDP) grew at a 2.5% rate in 1996, real GDP surged by a 5.9% annualized rate during the first quarter 1997. This led the Federal Reserve Board to increase the Federal Funds rate by 0.25% in March, with many observers anticipating that further rate increases would follow. However, growth slowed during the second quarter to an annualized rate of 2.0%. This, coupled with surprisingly low inflation, led the bond market to rally amid optimistic expectations.

STRATEGY

As a result of our belief that interest rates may rise during the remainder of 1997, at this writing we are maintaining a portfolio duration of 2.9 years, slightly less than the short-intermediate benchmark.

We will continue to slightly overweight the Fund's focus on corporate bonds and mortgage-backed securities. Although the "spread," or yield differential, that corporates and mortgages enjoy over U.S. Treasuries has narrowed, we have a positive fundamental outlook for both these sectors and expect to maintain an emphasis on them to increase the Fund's yield.

The Fund's portfolio maintains an average credit quality of AA+.

MATURITY                                                           JUNE 30, 1997
(AS A PERCENTAGE OF PORTFOLIO ASSETS)
(A pie graph appears here. See table below for plot points.)

0-1 Year     22%
1-3 Years    44%
3-5 Years    18%
5-10 Years   16%



PORTFOLIO ALLOCATIONS ARE SUBJECT TO CHANGE.

OUTLOOK

For the final half of 1997, we anticipate that economic growth, spurred by increased consumer spending, may increase to an annualized rate of about 3.0%. We believe that with unemployment rates approaching 25-year lows, tight labor markets could eventually be reflected in upward pressure on prices. This potential for increased inflation, combined with the possibility of a fall-off in optimism in the bond market, could lead to rising interest rates during the second half of 1997. In response to the possibility of increased inflationary pressure, we expect that the Federal Reserve Board may again tighten monetary policy, increasing the Federal Funds rate by 0.25% to 0.50% before the end of the year.

Thank you for your investment in Evergreen Short-Intermediate Bond Fund.

Sincerely,

/s/RICHARD K. WAGONER
RICHARD K. WAGONER
EXECUTIVE VICE PRESIDENT
CHIEF INVESTMENT OFFICER
First Union Capital Management Corp.

/s/THOMAS L. ELLIS
THOMAS L. ELLIS
VICE PRESIDENT
SENIOR PORTFOLIO MANAGER

                                EVERGREEN KEYSTONE
(logo)

                             GROWTH OF INVESTMENTS


KEYSTONE CAPITAL PRESERVATION AND INCOME FUND

Comparison of a $10,000 investment in Keystone Capital Preservation and Income Fund, Class B sharess, versus a similar investment in a 6-Month Treasury Bill and the Consumer Price Index (CPI).

        In Thousands

                       7/91    6/92    6/93    6/94    6/95    6/96    6/97
Class B Shares         (CUSTOMER: PLEASE FILL IN)                    $13,124
CPI                                                                  $13,034
6-Month T-Bill                                                       $11,786


          Average Annual Total Returns
                    1 Year   5 Year    Life of Class
          Class A    3.26%    N/A         5.84%
          Class B    1.04%   3.80%        4.51%
          Class C    5.05%    N/A         4.55%


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in different classes. The 6-Month Treasuty Bill is an unmanaged market index. The index does not include transaction costs assciated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through June 30, 1997.

EVERGREEN INTERMEDIATE-TERM BOND FUND

Comparison of a $10,000 investment in Evergreen Intermediate-Term Bond Fund, Class A shares, versus a similar investment in the Lehman Brothers Intermediate Government/Corporate Bond Index and the Consumer Price Index (CPI).

        In Thousands
                            5/95    6/96    12/95    6/96    12/96    6/97
CPI                           (CUSTOMER: PLEASE FILL IN)             $11,171
LBIGCBI                                                              $10,554
Class A Shares                                                       $11,817

          Average Annual Total Returns
                    1 Year   5 Year    Life of Class
          Class A    3.41%    N/A         5.24%
          Class B    0.91%    N/A        -1.15%
          Class C    4.91%    N/A         5.31%
          Class Y    6.97%   6.60%        7.13%




Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in different classes. The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged market index. The index does not include transaction costs assciated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through June 30, 1997.

KEYSTONE INTERMEDIATE TERM BOND FUND

Comparison of a $10,000 investment in Keystone Intermediate Term Bond Fund, Class A shares, versus a similar investment in the Lehman Brothers Intermediate Government/Corporate Bond Index and the Consumer Price Index (CPI).

        In Thousands


              6/87  6/88  6/89  6/90  6/91  6/92  6/93  6/94  6/95  6/96  6/97
CPI                        (CUSTOMER: PLEASE FILL IN)                    $18,870
LBIGCBI                                                                  $14,118
Class A Shares                                                           $22,184

          Average Annual Total Returns
                    1 Year   5 Year   10 Year  Life of Class
          Class A    5.30%   5.89%      6.56%      N/A
          Class B    3.17%    N/A        N/A      4.61%
          Class C    7.06%    N/A        N/A      4.96%



Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in different classes. The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged market index. The index does not include transaction costs assciated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through June 30, 1997.


   EVERGREEN INTERMEDIATE-TERM
   GOVERNMENT SECURITIES FUND


Comparison of a $10,000 investment in Evergreen Intermediate-Term Government Securities Fund, Class A shares, versus a similar investment in the Lehman Brothers Intermediate Government Bond Index and the Consumer Price Index
(CPI).

                      5/95    6/95    12/95     6/96    12/96     6/97

CPI                     (CUSTOMER: PLEASE FILL IN)              $10,974
LBIGBI                                                          $10,554
Class A Shares                                                  $11,661

        In Thousands
          Average Annual Total Returns
                    1 Year   5 Year   Life of Class
          Class A    2.55%     N/A         4.38%
          Class B    0.03%     N/A        -0.66%
          Class C    4.03%     N/A         4.85%
          Class Y    6.08%    5.28%        5.82%

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in different classes. The Lehman Brothers Intermediate Government Bond Index is an unmanaged market index. The index does not include transaction costs assciated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through June 30, 1997.

                                EVERGREEN KEYSTONE
                                                            (logo)

                       GROWTH OF INVESTMENTS (CONTINUED)


                     EVERGREEN SHORT-INTERMEDIATE BOND FUND

Comparison of a $10,000 investment in Evergreen Short-Intermediate Bond Fund, Class A shares, versus a similar investment in the Lehman Brothers Intermediate Government/Corporate Bond Index and the Consumer Price Index (CPI).

              1/89  6/89  6/90  6/91  6/92  6/93  6/94  6/95  6/96  6/97
CPI                (CUSTOMER: PLEASE FILL IN)                      $17,879
LBIGCBI                                                            $13,235
Class A Shares                                                     $19,937
        In Thousands
          Average Annual Total Returns
                    1 Year   5 Year   Life of Class
          Class A    3.30%   5.05%         7.14%
          Class B    0.78%     N/A         4.17%
          Class C    4.77%     N/A         5.73%
          Class Y    6.88%    5.92%        7.01%


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in different classes. The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged market index. The index does not include transaction costs assciated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through June 30, 1997.

(logo and a photo                    KEYSTONE
of capital)            CAPITAL PRESERVATION AND INCOME FUND

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                              DECEMBER 30, 1994
                                                                                             YEAR ENDED        (COMMENCEMENT OF
                                                                       NINE MONTHS ENDED    SEPTEMBER 30,    CLASS OPERATIONS) TO
                                                                       JUNE 30, 1997 (D)      1996 (C)        SEPTEMBER 30, 1995
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD.................................        $  9.74            $  9.68             $   9.51
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............................................           0.46               0.61                 0.46
Net realized and unrealized gain on investments.....................           0.03               0.01                 0.14
Total from investment operations....................................           0.49               0.62                 0.60
LESS DISTRIBUTIONS FROM:
Net investment income...............................................          (0.42)             (0.53)               (0.42)
In excess of net investment income..................................          (0.01)                 0                (0.01)
Tax basis return of capital.........................................              0              (0.03)                   0
Total distributions.................................................          (0.43)             (0.56)               (0.43)
NET ASSET VALUE END OF PERIOD.......................................        $  9.80            $  9.74             $   9.68
Total return (b)....................................................           5.12%              6.56%                6.36%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses....................................................           0.92%(a)           0.91%                0.86%(a)
  Total expenses excluding indirectly paid expenses.................           0.90%(a)           0.90%                0.82%(a)
  Total expenses excluding waivers and reimbursements...............           1.47%(a)           1.33%                1.27%(a)
  Net investment income.............................................           6.24%(a)           6.31%                6.37%(a)
Portfolio turnover rate.............................................             52%                74%                  67%
NET ASSETS END OF PERIOD (THOUSANDS)................................        $15,751            $22,684             $ 19,293

                                   NINE MONTHS ENDED                   YEAR ENDED SEPTEMBER 30,
                                   JUNE 30, 1997 (D)    1996 (C)     1995       1994        1993        1992
CLASS B SHARES
NET ASSET VALUE BEGINNING OF
  PERIOD........................        $  9.75         $   9.68    $  9.62    $  9.91    $   9.88    $  10.06
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income...........           0.39             0.55       0.52       0.47        0.45        0.58
Net realized and unrealized gain
  (loss) on investments.........           0.04             0.01       0.03      (0.41)      (0.05)      (0.21)
Total from investment
  operations....................           0.43             0.56       0.55       0.06        0.40        0.37
LESS DISTRIBUTIONS FROM:
Net investment income...........          (0.36)           (0.46)     (0.48)     (0.34)      (0.37)      (0.55)
In excess of net investment
  income........................          (0.01)               0      (0.01)     (0.01)          0           0
Tax basis return of capital.....              0            (0.03)         0          0           0           0
Total distributions.............          (0.37)           (0.49)     (0.49)     (0.35)      (0.37)      (0.55)
NET ASSET VALUE END OF PERIOD...        $  9.81         $   9.75    $  9.68    $  9.62    $   9.91    $   9.88
Total return (b)................           4.53%            5.90%      5.81%      0.58%       4.16%       3.71%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses................           1.67%(a)         1.63%      1.53%      1.50%       1.50%       1.36%
  Total expenses excluding
    indirectly paid expenses....           1.65%(a)         1.62%      1.50%        --          --          --
  Total expenses excluding
    waivers and
    reimbursements..............           2.23%(a)         2.09%      2.09%      1.93%       1.94%       2.03%
  Net investment income.........           5.52%(a)         5.63%      5.46%      4.05%       4.44%       5.50%
Portfolio turnover rate.........             52%              74%        67%        34%         60%         41%
NET ASSETS END OF PERIOD
  (THOUSANDS)...................        $32,964         $ 44,096    $62,998    $95,761    $144,725    $186,742

                                      JULY 1, 1991
                                   (COMMENCEMENT OF
                                  CLASS OPERATIONS) TO
                                   SEPTEMBER 30, 1991
CLASS B SHARES
NET ASSET VALUE BEGINNING OF
  PERIOD........................        $  10.00
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income...........            0.18
Net realized and unrealized gain
  (loss) on investments.........            0.06
Total from investment
  operations....................            0.24
LESS DISTRIBUTIONS FROM:
Net investment income...........           (0.18)
In excess of net investment
  income........................               0
Tax basis return of capital.....               0
Total distributions.............           (0.18)
NET ASSET VALUE END OF PERIOD...        $  10.06
Total return (b)................            2.43%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses................            1.19%(a)
  Total expenses excluding
    indirectly paid expenses....              --
  Total expenses excluding
    waivers and
    reimbursements..............            3.19%(a)
  Net investment income.........            6.42%(a)
Portfolio turnover rate.........               2%
NET ASSETS END OF PERIOD
  (THOUSANDS)...................        $ 25,769

(a) Annualized.
(b) Excluding applicable sales charges.
(c) Calculation based on average shares outstanding.
(d) The Fund changed its fiscal year end from September 30 to June 30.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                     KEYSTONE                 (logo and photo of
                       CAPITAL PRESERVATION AND INCOME FUND      capital)

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                  FEBRUARY 1, 1993
                                                                                         YEAR ENDED               (COMMENCEMENT OF
                                                           NINE MONTHS ENDED           SEPTEMBER 30,            CLASS OPERATIONS) TO
                                                           JUNE 30, 1997 (D)    1996 (C)     1995      1994      SEPTEMBER 30, 1993
CLASS C SHARES
NET ASSET VALUE BEGINNING OF PERIOD.....................        $  9.74          $ 9.67     $ 9.60    $ 9.90           $ 9.82
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................................           0.40            0.54       0.52      0.40             0.23
Net realized and unrealized gain (loss) on
  investments...........................................           0.03            0.02       0.04     (0.35)            0.09
Total from investment operations........................           0.43            0.56       0.56      0.05             0.32
LESS DISTRIBUTIONS FROM:
Net investment income...................................          (0.36)          (0.46)     (0.48)    (0.34)           (0.24)
In excess of net investment income......................          (0.01)              0      (0.01)    (0.01)               0
Tax basis return of capital.............................              0           (0.03)         0         0                0
Total distributions.....................................          (0.37)          (0.49)     (0.49)    (0.35)           (0.24)
NET ASSET VALUE END OF PERIOD...........................        $  9.80          $ 9.74     $ 9.67    $ 9.60           $ 9.90
Total return (b)........................................           4.53%           5.91%      5.93%     0.48%            3.28%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses........................................           1.67%(a)        1.64%      1.53%     1.50%            1.50%(a)
  Total expenses excluding indirectly paid expenses.....           1.65%(a)        1.62%      1.50%       --               --
  Total expenses excluding waivers and reimbursements...           2.23%(a)        2.09%      2.08%     1.94%            1.67%(a)
  Net investment income.................................           5.53%(a)        5.60%      5.51%     4.08%            2.91%(a)
Portfolio turnover rate.................................             52%             74%        67%       34%              60%
NET ASSETS END OF PERIOD (THOUSANDS)....................        $ 4,105          $4,152     $2,755    $2,874           $2,077

(a) Annualized.
(b) Excluding applicable sales charges.
(c) Calculation based on average shares outstanding.
(d) The Fund changed its fiscal year end from September 30 to June 30.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                           INTERMEDIATE-TERM BOND FUND
(logo and photo of a star)
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           YEAR ENDED       TEN MONTHS ENDED
                                                                          JUNE 30, 1997    JUNE 30, 1996 (C)
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD....................................      $ 10.10             $10.30
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................................................         0.60               0.48
Net realized and unrealized gain (loss) on investments.................         0.08              (0.20)
Total from investment operations.......................................         0.68               0.28
LESS DISTRIBUTIONS FROM:
Net investment income..................................................        (0.59)             (0.48)
Tax basis return of capital............................................        (0.02)                 0
Total distributions....................................................        (0.61)             (0.48)
NET ASSET VALUE END OF PERIOD..........................................      $ 10.17             $10.10
Total return (b).......................................................         6.88%              2.72%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.......................................................         0.85%              0.82%(a)
  Total expenses excluding indirectly paid expenses....................         0.85%                --
  Total expenses excluding waivers and reimbursements..................         1.04%              1.10%(a)
  Net investment income................................................         5.92%              6.30%(a)
Portfolio turnover rate................................................           86%                52%
NET ASSETS END OF PERIOD (THOUSANDS)...................................      $ 3,038             $2,943

                                                                             MAY 2, 1995    (COMMENCEMENT OF  CLASS OPERATIONS)
                                                                               THROUGH
                                                                           AUGUST 31, 1995
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD....................................         $ 9.98
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................................................           0.18
Net realized and unrealized gain (loss) on investments.................           0.33
Total from investment operations.......................................           0.51
LESS DISTRIBUTIONS FROM:
Net investment income..................................................          (0.19)
Tax basis return of capital............................................              0
Total distributions....................................................          (0.19)
NET ASSET VALUE END OF PERIOD..........................................         $10.30
Total return (b).......................................................           5.17%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.......................................................           0.80%(a)
  Total expenses excluding indirectly paid expenses....................             --
  Total expenses excluding waivers and reimbursements..................           1.38%(a)
  Net investment income................................................           5.53%(a)
Portfolio turnover rate................................................             73%
NET ASSETS END OF PERIOD (THOUSANDS)...................................           $160

(a) Annualized.
(b) Excluding applicable sales charges.
(c) The Fund changed its fiscal year end from August 31 to June 30.

                                                                                                                JANUARY 30, 1996
                                                                                                                 (COMMENCEMENT
                                                                                                              OF CLASS OPERATIONS)
                                                                                              YEAR ENDED            THROUGH
                                                                                             JUNE 30, 1997       JUNE 30, 1996
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD.......................................................      $ 10.10              $10.68
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.....................................................................         0.50                0.20
Net realized and unrealized gain (loss) on investments....................................         0.08               (0.58)
Total from investment operations..........................................................         0.58               (0.38)
LESS DISTRIBUTIONS FROM:
Net investment income.....................................................................        (0.49)              (0.20)
Tax basis return of capital...............................................................        (0.02)                  0
Total distributions.......................................................................        (0.51)              (0.20)
NET ASSET VALUE END OF PERIOD.............................................................      $ 10.17              $10.10
Total return (b)..........................................................................         5.91%              (3.52%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses..........................................................................         1.81%               1.80%(a)
  Total expenses excluding indirectly paid expenses.......................................         1.81%                 --
  Total expenses excluding waivers and reimbursements.....................................         1.81%               1.89%(a)
  Net investment income...................................................................         5.00%               5.18%(a)
Portfolio turnover rate...................................................................           86%                 52%
NET ASSETS END OF PERIOD (THOUSANDS)......................................................      $ 1,013                $402

(a) Annualized.
(b) Excluding applicable sales charges.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN         (logo and photo of a star)
                           INTERMEDIATE-TERM BOND FUND

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                 APRIL 29, 1996
                                                                                                                 (COMMENCEMENT
                                                                                                              OF CLASS OPERATIONS)
                                                                                              YEAR ENDED            THROUGH
                                                                                             JUNE 30, 1997       JUNE 30, 1996
CLASS C SHARES
NET ASSET VALUE BEGINNING OF PERIOD.......................................................      $ 10.10              $10.15
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.....................................................................         0.51                0.08
Net realized and unrealized gain (loss) on investments....................................         0.07               (0.05)
Total from investment operations..........................................................         0.58                0.03
LESS DISTRIBUTIONS FROM:
Net investment income.....................................................................        (0.49)              (0.08)
Tax basis return of capital...............................................................        (0.02)                  0
Total distributions.......................................................................        (0.51)              (0.08)
NET ASSET VALUE END OF PERIOD.............................................................      $ 10.17              $10.10
Total return (b)..........................................................................         5.91%               0.33%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses..........................................................................         1.80%               1.80%(a)
  Total expenses excluding indirectly paid expenses.......................................         1.80%                 --
  Total expenses excluding waivers and reimbursements.....................................         1.80%               1.88%(a)
  Net investment income...................................................................         4.97%               5.30%(a)
Portfolio turnover rate...................................................................           86%                 52%
NET ASSETS END OF PERIOD (THOUSANDS)......................................................          $29                 $25

(a) Annualized.
(b) Excluding applicable sales charges.

                                                                TEN MONTHS
                                             YEAR ENDED            ENDED              YEAR ENDED AUGUST 31,
                                            JUNE 30, 1997    JUNE 30, 1996 (b)     1995       1994       1993
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF PERIOD......     $   10.10          $   10.29        $  9.93    $ 10.99    $ 10.56
INCOME FROM INVESTMENT OPERATIONS:
Net investment income....................          0.61               0.48           0.56       0.55       0.63
Net realized and unrealized gain (loss)
  on investments.........................          0.08              (0.19)          0.40      (0.86)      0.66
Total from investment operations.........          0.69               0.29           0.96      (0.31)      1.29
LESS DISTRIBUTIONS FROM:
Net investment income....................         (0.60)             (0.48)         (0.56)     (0.55)     (0.64)
Net realized gains on investments........             0                  0          (0.04)     (0.20)     (0.22)
Tax basis return of capital..............         (0.02)                 0              0          0          0
Total distributions......................         (0.62)             (0.48)         (0.60)     (0.75)     (0.86)
NET ASSET VALUE END OF PERIOD............     $   10.17          $   10.10        $ 10.29    $  9.93    $ 10.99
Total return.............................          6.97%              2.82%         10.13%     (2.91%)    12.90%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.........................          0.81%              0.80%(a)       0.69%      0.55%      0.55%
  Total expenses excluding indirectly
    paid expenses........................          0.81%                --             --         --         --
  Total expenses excluding waivers and
    reimbursements.......................          0.81%              0.87%(a)       0.83%      0.83%      0.83%
  Net investment income..................          5.97%              5.75%(a)       5.63%      5.32%      5.93%
Portfolio turnover rate..................            86%                52%            73%        69%        49%
NET ASSETS END OF PERIOD (THOUSANDS).....     $ 156,346          $ 157,814        $95,961    $91,724    $86,892

                                             NOVEMBER 1, 1991
                                              (COMMENCEMENT
                                           OF CLASS OPERATIONS)
                                                 THROUGH
                                             AUGUST 31, 1992
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF PERIOD......        $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income....................            0.55
Net realized and unrealized gain (loss)
  on investments.........................            0.55
Total from investment operations.........            1.10
LESS DISTRIBUTIONS FROM:
Net investment income....................           (0.54)
Net realized gains on investments........               0
Tax basis return of capital..............               0
Total distributions......................           (0.54)
NET ASSET VALUE END OF PERIOD............        $  10.56
Total return.............................           11.29%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.........................            0.55%(a)
  Total expenses excluding indirectly
    paid expenses........................              --
  Total expenses excluding waivers and
    reimbursements.......................            0.86%(a)
  Net investment income..................            6.49%(a)
Portfolio turnover rate..................              65%
NET ASSETS END OF PERIOD (THOUSANDS).....        $ 66,695

(a) Annualized.
(b) The Fund changed its fiscal year from August 31 to June 30.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

(logo and picture                    KEYSTONE
    of stars)              INTERMEDIATE TERM BOND FUND

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         ELEVEN MONTHS
                                                                             ENDED               YEAR ENDED JULY 31,
                                                                       JUNE 30, 1997 (e)     1996       1995      1994 (c)
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD.................................        $  8.73         $  8.88    $  8.84    $  9.46
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............................................           0.54            0.59       0.63       0.57
Net realized and unrealized gain (loss) on investments, closed
  futures contracts and foreign currency related transactions.......           0.18           (0.16)      0.02      (0.59 )
Total from investment operations....................................           0.72            0.43       0.65      (0.02 )
LESS DISTRIBUTIONS FROM:
Net investment income...............................................          (0.52)          (0.58)     (0.57)     (0.57 )
In excess of net investment income..................................              0               0      (0.04)     (0.02 )
Tax basis return of capital.........................................              0               0          0      (0.01 )
Total distributions.................................................          (0.52)          (0.58)     (0.61)     (0.60 )
NET ASSET VALUE END OF PERIOD.......................................        $  8.93         $  8.73    $  8.88    $  8.84
Total return (b)....................................................           8.40%           4.95%      7.76%     (0.29%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses....................................................           1.12%(a)        1.10%      1.00%      1.00%
  Total expenses excluding indirectly paid expenses.................           1.10%(a)        1.08%        --         --
  Total expenses excluding waivers and reimbursements...............           1.58%(a)        1.54%      1.48%      1.80%
  Net investment income.............................................           6.43%(a)        6.57%      7.13%      6.81%
Portfolio turnover rate.............................................            179%            231%       149%       280%
NET ASSETS END OF PERIOD (THOUSANDS)................................        $10,341         $12,958    $14,558    $16,036


                                                                       1993
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD.................................  $  9.23
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............................................     0.70
Net realized and unrealized gain (loss) on investments, closed
  futures contracts and foreign currency related transactions.......     0.18
Total from investment operations....................................     0.88
LESS DISTRIBUTIONS FROM:
Net investment income...............................................    (0.65)
In excess of net investment income..................................        0
Tax basis return of capital.........................................        0
Total distributions.................................................    (0.65)
NET ASSET VALUE END OF PERIOD.......................................  $  9.46
Total return (b)....................................................     9.88%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses....................................................     1.52%
  Total expenses excluding indirectly paid expenses.................       --
  Total expenses excluding waivers and reimbursements...............     1.99%
  Net investment income.............................................     7.48%
Portfolio turnover rate.............................................      160%
NET ASSETS END OF PERIOD (THOUSANDS)................................  $18,032

                                                                             YEAR ENDED JULY 31,
                                                              1992       1991       1990       1989       1988
CLASS A SHARES (CONTINUED)
NET ASSET VALUE BEGINNING OF PERIOD.......................   $  8.64    $  8.60    $  9.11    $  9.05    $  9.61
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.....................................      0.71       0.72       0.67       0.69       0.72
Net realized and unrealized gain (loss) on investments,
  closed futures contracts and foreign currency related
  transactions............................................      0.60       0.05      (0.45)      0.10      (0.45)
Total from investment operations..........................      1.31       0.77       0.22       0.79       0.27
LESS DISTRIBUTIONS FROM:
Net investment income.....................................     (0.71)     (0.72)     (0.70)     (0.73)     (0.83)
In excess of net investment income........................     (0.01)     (0.01)     (0.03)         0          0
Total distributions.......................................     (0.72)     (0.73)     (0.73)     (0.73)     (0.83)
NET ASSET VALUE END OF PERIOD.............................   $  9.23    $  8.64    $  8.60    $  9.11    $  9.05
Total return (b)..........................................     15.65%      9.42%      2.71%      9.13%      2.95%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses..........................................      1.88%      2.00%      2.00%      1.92%      1.30%
  Total expenses excluding indirectly paid expenses.......        --         --         --         --         --
  Total expenses excluding waivers and reimbursements.....      1.88%      2.06%      2.33%      2.19%      2.65%
  Net investment income...................................      7.85%      8.42%      7.90%      7.88%      7.48%
Portfolio turnover rate...................................        90%        76%       107%       148%       208%
NET ASSETS END OF PERIOD (THOUSANDS)......................   $19,288    $20,227    $23,694    $30,337    $38,615

                                                           FEBRUARY 13, 1987
                                                             (COMMENCEMENT
                                                             OF OPERATIONS)
                                                                 THROUGH
                                                              JULY 31, 1987
CLASS A SHARES (CONTINUED)
NET ASSET VALUE BEGINNING OF PERIOD.......................       $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.....................................          0.17
Net realized and unrealized gain (loss) on investments,
  closed futures contracts and foreign currency related
  transactions............................................         (0.42)
Total from investment operations..........................         (0.25)
LESS DISTRIBUTIONS FROM:
Net investment income.....................................         (0.14)
In excess of net investment income........................             0
Total distributions.......................................         (0.14)
NET ASSET VALUE END OF PERIOD.............................       $  9.61
Total return (b)..........................................         (2.50%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses..........................................          1.00%(d)
  Total expenses excluding indirectly paid expenses.......            --
  Total expenses excluding waivers and reimbursements.....         12.47%(d)
  Net investment income...................................          6.86%(d)
Portfolio turnover rate...................................            14%
NET ASSETS END OF PERIOD (THOUSANDS)......................       $ 1,679

(a) Annualized.
(b) Excluding applicable sales charges.
(c) Calculation based on average shares outstanding.
(d) Annualized for the period April 14, 1987 (Commencement of Investment Operations) to July 31, 1987.
(e) The Fund changed its fiscal year end from July 31 to June 30.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                     KEYSTONE                  (logo and picture
                           INTERMEDIATE TERM BOND FUND              of stars)

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 ELEVEN MONTHS
                                                                     ENDED               YEAR ENDED JULY 31,
                                                               JUNE 30, 1997 (d)     1996       1995      1994 (c)
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD.........................        $  8.74         $  8.89    $  8.85    $   9.47
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................           0.47            0.52       0.56        0.49
Net realized and unrealized gain (loss) on investments,
  closed futures contracts and foreign currency related
  transactions..............................................           0.20           (0.16)      0.02       (0.58)
Total from investment operations............................           0.67            0.36       0.58       (0.09)
LESS DISTRIBUTIONS FROM:
Net investment income.......................................          (0.46)          (0.51)     (0.51)      (0.49)
In excess of net investment income..........................              0               0      (0.03)      (0.03)
Tax basis return of capital.................................              0               0          0       (0.01)
Total distributions.........................................          (0.46)          (0.51)     (0.54)      (0.53)
NET ASSET VALUE END OF PERIOD...............................        $  8.95         $  8.74    $  8.89    $   8.85
Total return (b)............................................           7.81%           4.10%      6.87%      (1.05%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses............................................           1.87%(a)        1.85%      1.75%       1.75%
  Total expenses excluding indirectly paid expenses.........           1.85%(a)        1.83%        --          --
  Total expenses excluding waivers and reimbursements.......           2.35%(a)        2.32%      2.21%       2.36%
  Net investment income.....................................           5.68%(a)        5.82%      6.38%       5.48%
Portfolio turnover rate.....................................            179%            231%       149%        280%
NET ASSETS END OF PERIOD (THOUSANDS)........................        $11,368         $16,034    $17,985    $ 17,819

                                                              FEBRUARY 1, 1993
                                                              (DATE OF INITIAL
                                                              PUBLIC OFFERING)
                                                                  THROUGH
                                                               JULY 31, 1993
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD.........................       $ 9.35
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................         0.29
Net realized and unrealized gain (loss) on investments,
  closed futures contracts and foreign currency related
  transactions..............................................         0.12
Total from investment operations............................         0.41
LESS DISTRIBUTIONS FROM:
Net investment income.......................................        (0.29)
In excess of net investment income..........................            0
Tax basis return of capital.................................            0
Total distributions.........................................        (0.29)
NET ASSET VALUE END OF PERIOD...............................       $ 9.47
Total return (b)............................................         4.42%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses............................................         1.76%(a)
  Total expenses excluding indirectly paid expenses.........           --
  Total expenses excluding waivers and reimbursements.......         2.71%(a)
  Net investment income.....................................         5.67%(a)
Portfolio turnover rate.....................................          160%
NET ASSETS END OF PERIOD (THOUSANDS)........................       $8,159

(a) Annualized.
(b) Excluding applicable sales charges.
(c) Calculation based on average shares outstanding.
(d) The Fund changed its fiscal year end from July 31 to June 30.

                                                                  ELEVEN MONTHS
                                                                      ENDED               YEAR ENDED JULY 31,
                                                                JUNE 30, 1997 (d)     1996      1995      1994 (c)
CLASS C SHARES
NET ASSET VALUE BEGINNING OF PERIOD..........................        $  8.74         $ 8.89    $  8.85    $   9.46
INCOME FROM INVESTMENT OPERATIONS:
Net investment income........................................           0.46           0.52       0.55        0.49
Net realized and unrealized gain (loss) on investments,
  closed futures contracts and foreign currency related
  transactions...............................................           0.20          (0.16)      0.03       (0.57)
Total from investment operations.............................           0.66           0.36       0.58       (0.08)
LESS DISTRIBUTIONS FROM:
Net investment income........................................          (0.46)         (0.51)     (0.51)      (0.49)
In excess of net investment income...........................              0              0      (0.03)      (0.03)
Tax basis return of capital..................................              0              0          0       (0.01)
Total distributions..........................................          (0.46)         (0.51)     (0.54)      (0.53)
NET ASSET VALUE END OF PERIOD................................        $  8.94         $ 8.74    $  8.89    $   8.85
Total return (b).............................................           7.70%          4.10%      6.87%      (0.95%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.............................................           1.87%(a)       1.85%      1.75%       1.75%
  Total expenses excluding indirectly paid expenses..........           1.85%(a)       1.83%        --          --
  Total expenses excluding waivers and reimbursements........           2.35%(a)       2.31%      2.23%       2.37%
  Net investment income......................................           5.68%(a)       5.82%      6.37%       5.44%
Portfolio turnover rate......................................            179%           231%       149%        280%
NET ASSETS END OF PERIOD (THOUSANDS).........................        $ 7,259         $9,084    $10,185    $ 13,086

                                                               FEBRUARY 1, 1993
                                                               (DATE OF INITIAL
                                                               PUBLIC OFFERING)
                                                                   THROUGH
                                                                JULY 31, 1993
CLASS C SHARES
NET ASSET VALUE BEGINNING OF PERIOD..........................       $ 9.35
INCOME FROM INVESTMENT OPERATIONS:
Net investment income........................................         0.29
Net realized and unrealized gain (loss) on investments,
  closed futures contracts and foreign currency related
  transactions...............................................         0.11
Total from investment operations.............................         0.40
LESS DISTRIBUTIONS FROM:
Net investment income........................................        (0.29)
In excess of net investment income...........................            0
Tax basis return of capital..................................            0
Total distributions..........................................        (0.29)
NET ASSET VALUE END OF PERIOD................................       $ 9.46
Total return (b).............................................         4.31%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.............................................         1.77%(a)
  Total expenses excluding indirectly paid expenses..........           --
  Total expenses excluding waivers and reimbursements........         2.61%(a)
  Net investment income......................................         5.61%(a)
Portfolio turnover rate......................................          160%
NET ASSETS END OF PERIOD (THOUSANDS).........................       $7,522

(a) Annualized.
(b) Excluding applicable sales charges.
(c) Calculation based on average shares outstanding.
(d) The Fund changed its fiscal year end from July 31 to June 30.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

(logo and picture                    EVERGREEN
  of president)    INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                    MAY 2, 1995
                                                                                                                   (COMMENCEMENT
                                                                                              TEN MONTHS        OF CLASS OPERATIONS)
                                                                           YEAR ENDED            ENDED                THROUGH
                                                                          JUNE 30, 1997    JUNE 30, 1996 (c)      AUGUST 31, 1995
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD....................................      $  9.99            $ 10.15                $ 9.95
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................................................         0.55               0.46                  0.19
Net realized and unrealized gain (loss) on investments.................         0.03              (0.16)                 0.20
Total from investment operations.......................................         0.58               0.30                  0.39
LESS DISTRIBUTIONS FROM:
Net investment income..................................................        (0.55)             (0.46)                (0.19)
Total distributions....................................................        (0.55)             (0.46)                (0.19)
NET ASSET VALUE END OF PERIOD..........................................      $ 10.02            $  9.99                $10.15
Total return (b).......................................................         6.00%              3.00%                 3.90%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.......................................................         0.86%              0.81%(a)              0.80%(a)
  Total expenses excluding indirectly paid expenses....................         0.86%                --                    --
  Total expenses excluding waivers and reimbursements..................         0.94%              1.06%(a)              1.34%(a)
  Net investment income................................................         5.47%              5.49%(a)              5.42%(a)
Portfolio turnover rate................................................           68%                28%                   45%
NET ASSETS END OF PERIOD (THOUSANDS)...................................      $   571            $   497                $    9

(a) Annualized.
(b) Excluding applicable sales charges.
(c) The Fund changed its fiscal year end from August 31 to June 30.

                                                                                                                FEBRUARY 9, 1996
                                                                                                                 (COMMENCEMENT
                                                                                                              OF CLASS OPERATIONS)
                                                                                              YEAR ENDED            THROUGH
                                                                                             JUNE 30, 1997       JUNE 30, 1996
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD.......................................................      $  9.99              $10.38
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.....................................................................         0.45                0.18
Net realized and unrealized gain (loss) on investments....................................         0.04               (0.39)
Total from investment operations..........................................................         0.49               (0.21)
LESS DISTRIBUTIONS FROM:
Net investment income.....................................................................        (0.46)              (0.18)
Total distributions.......................................................................        (0.46)              (0.18)
NET ASSET VALUE END OF PERIOD.............................................................      $ 10.02              $ 9.99
Total return (b)..........................................................................         5.03%              (1.99)%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses..........................................................................         1.81%               1.80%(a)
  Total expenses excluding indirectly paid expenses.......................................         1.81%                 --
  Total expenses excluding waivers and reimbursements.....................................         1.89%               1.91%(a)
  Net investment income...................................................................         4.53%               4.62%(a)
Portfolio turnover rate...................................................................           68%                 28%
NET ASSETS END OF PERIOD (THOUSANDS)......................................................      $   742              $  359

(a) Annualized.
(b) Excluding applicable sales charges.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                   INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
                                                            (logo and picture of
                        FINANCIAL HIGHLIGHTS (CONTINUED)             George
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)   Washington)

                                                                                                                 APRIL 10, 1996
                                                                                                                 (COMMENCEMENT
                                                                                                              OF CLASS OPERATIONS)
                                                                                              YEAR ENDED            THROUGH
                                                                                             JUNE 30, 1997       JUNE 30, 1996
CLASS C SHARES
NET ASSET VALUE BEGINNING OF PERIOD.......................................................      $  9.99              $10.01
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.....................................................................         0.40                0.11
Net realized and unrealized gain (loss) on investments....................................         0.09               (0.02)
Total from investment operations..........................................................         0.49                0.09
LESS DISTRIBUTIONS FROM:
Net investment income.....................................................................        (0.46)              (0.11)
Total distributions.......................................................................        (0.46)              (0.11)
NET ASSET VALUE END OF PERIOD.............................................................      $ 10.02              $ 9.99
Total return (b)..........................................................................         5.03%               0.89%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses..........................................................................         1.81%               1.80%(a)
  Total expenses excluding indirectly paid expenses.......................................         1.81%                 --
  Total expenses excluding waivers and reimbursements.....................................         1.90%               1.91%(a)
  Net investment income...................................................................         4.53%               4.47%(a)
Portfolio turnover rate...................................................................           68%                 28%
NET ASSETS END OF PERIOD (THOUSANDS)......................................................      $    12              $   32

(a) Annualized.
(b) Excluding applicable sales charges.

                                                             TEN MONTHS
                                          YEAR ENDED            ENDED               YEAR ENDED AUGUST 31,
                                         JUNE 30, 1997    JUNE 30, 1996 (b)      1995        1994        1993
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF PERIOD...      $  9.99            $ 10.15         $   9.92    $  10.61    $  10.41
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................         0.56               0.46             0.55        0.54        0.57
Net realized and unrealized gain
  (loss) on investments...............         0.03              (0.16)            0.23       (0.64)       0.24
Total from investment operations......         0.59               0.30             0.78       (0.10)       0.81
LESS DISTRIBUTIONS FROM:
Net investment income.................        (0.56)             (0.46)           (0.55)      (0.54)      (0.58)
Net realized gains on investments.....            0                  0                0       (0.05)      (0.03)
Total distributions...................        (0.56)             (0.46)           (0.55)      (0.59)      (0.61)
NET ASSET VALUE END OF PERIOD.........      $ 10.02            $  9.99         $  10.15    $   9.92    $  10.61
Total return..........................         6.08%              3.00%            8.16%      (0.99%)      8.03%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses......................         0.81%              0.80%(a)         0.70%       0.55%       0.55%
  Total expenses excluding indirectly
    paid expenses.....................         0.81%                --               --          --          --
  Total expenses excluding waivers and
    reimbursements....................         0.89%              0.87%(a)         0.84%       0.82%       0.83%
  Net investment income...............         5.52%              5.47%(a)         5.54%       5.22%       5.48%
Portfolio turnover rate...............           68%                28%              45%         45%         31%
NET ASSETS END OF PERIOD
  (THOUSANDS).........................      $71,588            $87,004         $106,066    $106,448    $119,172

                                          NOVEMBER 1, 1991
                                           (COMMENCEMENT
                                        OF CLASS OPERATIONS)
                                              THROUGH
                                          AUGUST 31, 1992
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF PERIOD...        $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................            0.48
Net realized and unrealized gain
  (loss) on investments...............            0.40
Total from investment operations......            0.88
LESS DISTRIBUTIONS FROM:
Net investment income.................           (0.47)
Net realized gains on investments.....               0
Total distributions...................           (0.47)
NET ASSET VALUE END OF PERIOD.........        $  10.41
Total return..........................            9.04%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses......................            0.55%(a)
  Total expenses excluding indirectly
    paid expenses.....................              --
  Total expenses excluding waivers and
    reimbursements....................            0.86%(a)
  Net investment income...............            5.68%(a)
Portfolio turnover rate...............              47%
NET ASSETS END OF PERIOD
  (THOUSANDS).........................        $ 87,648

(a) Annualized.
(b) The Fund changed its fiscal year end from August 31 to June 30.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

(logo and picture of                EVERGREEN
      flag)                SHORT-INTERMEDIATE BOND FUND

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           YEAR ENDED           SIX MONTHS            YEAR ENDED
                                                                            JUNE 30,               ENDED             DECEMBER 31,
                                                                        1997       1996      JUNE 30, 1995 (c)     1994       1993
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD.................................   $  9.82    $ 10.02         $  9.52         $ 10.42   $ 10.41
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............................................      0.63       0.63            0.32            0.65      0.65
Net realized and unrealized gain (loss) on investments..............      0.02      (0.19)           0.50           (0.91)     0.19
Total from investment operations....................................      0.65       0.44            0.82           (0.26)     0.84
LESS DISTRIBUTIONS FROM:
Net investment income...............................................     (0.64)     (0.64)          (0.32)          (0.64)    (0.65)
In excess of net investment income..................................         0          0               0               0         0
Net realized gains on investments...................................         0          0               0               0     (0.18)
Total distributions.................................................     (0.64)     (0.64)          (0.32)          (0.64)    (0.83)
NET ASSET VALUE END OF PERIOD.......................................   $  9.83    $  9.82         $ 10.02         $  9.52   $ 10.42
Total return (b)....................................................      6.77%      4.45%           8.77%          (2.57%)    8.29%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses....................................................      0.72%      0.79%           0.77%(a)        0.75%     0.93%
  Total expenses excluding indirectly paid expenses.................      0.72%        --              --              --        --
  Total expenses excluding waivers and reimbursements...............        --         --              --              --        --
  Net investment income.............................................      6.37%      6.35%           6.58%(a)        6.46%     6.15%
Portfolio turnover rate.............................................        45%        76%             34%             48%       73%
NET ASSETS END OF PERIOD (THOUSANDS)................................   $17,703    $18,630         $18,898         $19,127   $22,865

                                                                                                                 JANUARY 28, 1989
                                                                                                                 (COMMENCEMENT OF
                                                                                                                      CLASS
                                                    YEAR ENDED             NINE MONTHS                             OPERATIONS)
                                                   DECEMBER 31,               ENDED              YEAR ENDED          THROUGH
                                                 1992       1991      DECEMBER 31, 1990 (d)    MARCH 31, 1990     MARCH 31, 1989
CLASS A SHARES (CONTINUED)
NET ASSET VALUE BEGINNING OF PERIOD..........   $ 10.54    $  9.99           $  9.72               $ 9.50            $   9.70
INCOME FROM INVESTMENT OPERATIONS:
Net investment income........................      0.71       0.73              0.55                 0.79                0.10
Net realized and unrealized gain (loss) on
  investments................................     (0.06)      0.60              0.24                 0.20               (0.14)
Total from investment operations.............      0.65       1.33              0.79                 0.99               (0.04)
LESS DISTRIBUTIONS FROM:
Net investment income........................     (0.67)     (0.70)            (0.52)               (0.77)              (0.16)
In excess of net investment income...........         0      (0.01)                0                    0                   0
Net realized gains on investments............     (0.11)     (0.07)                0                    0                   0
Total distributions..........................     (0.78)     (0.78)            (0.52)               (0.77)              (0.16)
NET ASSET VALUE END OF PERIOD................   $ 10.41    $ 10.54           $  9.99               $ 9.72            $   9.50
Total return (b).............................      6.39%     13.74%             8.31%               10.51%              (0.31%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.............................      0.90%      0.80%             1.01%(a)             1.00%               1.78%(a)
  Total expenses excluding indirectly paid
    expenses.................................        --         --                --                   --                  --
  Total expenses excluding waivers and
    reimbursements...........................        --       0.89%             1.82%(a)             1.50%                 --
  Net investment income......................      6.79%      7.30%             7.53%(a)             7.57%               6.10%(a)
Portfolio turnover rate......................        66%        53%               27%                  32%                 18%
NET ASSETS END OF PERIOD (THOUSANDS).........   $21,488    $17,680           $11,765               $6,496            $ 11,580

(a) Annualized.
(b) Excluding applicable sales charges.
(c) The Fund changed its fiscal year end from December 31 to June 30.
(d) The Fund changed its fiscal year end from March 31 to December 31.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                           SHORT-INTERMEDIATE BOND FUND
                                                               (logo and picture
                        FINANCIAL HIGHLIGHTS (CONTINUED)            of flag)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      YEAR ENDED           SIX MONTHS           YEAR ENDED
                                                       JUNE 30,               ENDED            DECEMBER 31,
                                                   1997       1996      JUNE 30, 1995 (c)          1994
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD............   $  9.84    $ 10.04         $  9.54              $ 10.44
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................      0.54       0.55            0.28                 0.58
Net realized and unrealized gain (loss) on
  investments..................................      0.01      (0.19)           0.50                (0.92)
Total from investment operations...............      0.55       0.36            0.78                (0.34)
LESS DISTRIBUTIONS FROM:
Net investment income..........................     (0.54)     (0.56)          (0.28)               (0.56)
Net realized gains on investments..............         0          0               0                    0
Total distributions............................     (0.54)     (0.56)          (0.28)               (0.56)
NET ASSET VALUE END OF PERIOD..................   $  9.85    $  9.84         $ 10.04              $  9.54
Total return (b)...............................      5.78%      3.62%           8.31%               (3.33%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses...............................      1.62%      1.69%           1.67%(a)             1.50%
  Total expenses excluding indirectly paid
    expenses...................................      1.62%        --              --                   --
  Net investment income........................      5.48%      5.45%           5.68%(a)             5.75%
Portfolio turnover rate........................        45%        76%             34%                  48%
NET ASSETS END OF PERIOD (THOUSANDS)...........   $22,237    $21,006         $17,366              $17,625

                                                   JANUARY 25, 1993
                                                    (COMMENCEMENT
                                                 OF CLASS OPERATIONS)
                                                       THROUGH
                                                  DECEMBER 31, 1993
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD............         $10.57
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................           0.58
Net realized and unrealized gain (loss) on
  investments..................................           0.05
Total from investment operations...............           0.63
LESS DISTRIBUTIONS FROM:
Net investment income..........................          (0.58)
Net realized gains on investments..............          (0.18)
Total distributions............................          (0.76)
NET ASSET VALUE END OF PERIOD..................         $10.44
Total return (b)...............................           6.08%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses...............................           1.57%(a)
  Total expenses excluding indirectly paid
    expenses...................................             --
  Net investment income........................           5.42%(a)
Portfolio turnover rate........................             73%
NET ASSETS END OF PERIOD (THOUSANDS)...........         $8,876

(a) Annualized.
(b) Excluding applicable sales charges.
(c) The Fund changed its fiscal year end from December 31 to June 30.

                                                                           YEAR ENDED          SIX MONTHS
                                                                            JUNE 30,              ENDED
                                                                         1997      1996     JUNE 30, 1995 (c)
CLASS C SHARES
NET ASSET VALUE BEGINNING OF PERIOD..................................   $ 9.84    $10.05         $  9.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment income................................................     0.54      0.55            0.26
Net realized and unrealized gain (loss) on investments...............     0.01     (0.20)           0.50
Total from investment operations.....................................     0.55      0.35            0.76
LESS DISTRIBUTIONS FROM:
Net investment income................................................    (0.54)    (0.56)          (0.26)
Total distributions..................................................    (0.54)    (0.56)          (0.26)
NET ASSET VALUE END OF PERIOD........................................   $ 9.85    $ 9.84         $ 10.05
Total return (b).....................................................     5.77%     3.51%           8.23%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.....................................................     1.62%     1.69%           1.67%(a)
  Total expenses excluding indirectly paid expenses..................     1.62%       --              --
  Net investment income..............................................     5.47%     5.46%           5.69%(a)
  Portfolio turnover rate............................................       45%       76%             34%
NET ASSETS END OF PERIOD (THOUSANDS).................................   $1,029    $1,155         $   527

                                                                        SEPTEMBER 6, 1994  (COMMENCEMENT OF CLASS OPERATION
                                                                             THROUGH
                                                                        DECEMBER 31, 1994
CLASS C SHARES
NET ASSET VALUE BEGINNING OF PERIOD..................................         $ 9.85
INCOME FROM INVESTMENT OPERATIONS:
Net investment income................................................           0.18
Net realized and unrealized gain (loss) on investments...............          (0.30)
Total from investment operations.....................................          (0.12)
LESS DISTRIBUTIONS FROM:
Net investment income................................................          (0.18)
Total distributions..................................................          (0.18)
NET ASSET VALUE END OF PERIOD........................................         $ 9.55
Total return (b).....................................................          (1.27%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.....................................................           1.65%(a)
  Total expenses excluding indirectly paid expenses..................             --
  Net investment income..............................................           5.87%(a)
  Portfolio turnover rate............................................             48%
NET ASSETS END OF PERIOD (THOUSANDS).................................         $  512

(a) Annualized.
(b) Excluding applicable sales charges.
(c) The Fund changed its fiscal year end from December 31 to June 30.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
(logo and a picture        SHORT-INTERMEDIATE BOND FUND
     of flag)
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              YEAR ENDED            SIX MONTHS
                                               JUNE 30,                ENDED              YEAR ENDED DECEMBER 31,
                                           1997        1996      JUNE 30, 1995 (b)      1994        1993       1992
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF PERIOD...   $   9.82    $  10.02        $    9.52        $  10.43    $  10.41   $  10.54
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................       0.64        0.64             0.33            0.65        0.69       0.70
Net realized and unrealized gain
  (loss) on investments...............       0.02       (0.19)            0.49           (0.91)       0.19      (0.02)
Total from investment operations......       0.66        0.45             0.82           (0.26)       0.88       0.68
LESS DISTRIBUTIONS FROM:
Net investment income.................      (0.65)      (0.65)           (0.32)          (0.65)      (0.68)     (0.70)
In excess of net investment income....          0           0                0               0           0          0
Net realized gains on investments.....          0           0                0               0       (0.18)     (0.11)
Total distributions...................      (0.65)      (0.65)           (0.32)          (0.65)      (0.86)     (0.81)
NET ASSET VALUE END OF PERIOD.........   $   9.83    $   9.82        $   10.02        $   9.52    $  10.43   $  10.41
Total return..........................       6.88%       4.63%            8.80%          (2.55%)      8.67%      6.64%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses......................       0.62%       0.69%            0.67%(a)        0.65%       0.66%      0.69%
  Total expenses excluding indirectly
    paid expenses.....................       0.62%         --               --              --          --         --
  Net investment income...............       6.48%       6.45%            6.68%(a)        6.56%       6.41%      6.67%
Portfolio turnover rate...............         45%         76%              34%             48%         73%        66%
NET ASSETS END OF PERIOD
  (THOUSANDS).........................   $357,706    $352,095        $ 347,050        $345,025    $376,445   $324,068

                                         JANUARY 4, 1991
                                        (COMMENCEMENT OF
                                        CLASS OPERATIONS)
                                             THROUGH
                                        DECEMBER 31, 1991
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF PERIOD...      $   10.06
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................           0.71
Net realized and unrealized gain
  (loss) on investments...............           0.56
Total from investment operations......           1.27
LESS DISTRIBUTIONS FROM:
Net investment income.................          (0.71)
In excess of net investment income....          (0.01)
Net realized gains on investments.....          (0.07)
Total distributions...................          (0.79)
NET ASSET VALUE END OF PERIOD.........      $   10.54
Total return..........................          13.80%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses......................           0.69%(a)
  Total expenses excluding indirectly
    paid expenses.....................             --
  Net investment income...............           7.12%(a)
Portfolio turnover rate...............             53%
NET ASSETS END OF PERIOD
  (THOUSANDS).........................      $ 256,254

(a) Annualized.
(b) The Fund changed its fiscal year end from December 31 to June 30.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                     KEYSTONE
                       CAPITAL PRESERVATION AND INCOME FUND   (logo and picture
                                                                  of capital)
                            SCHEDULE OF INVESTMENTS
                                 June 30, 1997

PRINCIPAL
  AMOUNT                                              VALUE

ADJUSTABLE-RATE MORTGAGE SECURITIES-- 91.3%
             FHLMC-- 44.4%
$1,291,156   FHLMC Pool #846163, Cap 13.08%,
               Margin 1.99% + WTAL, Resets
               Annually
               7.66%, 7/1/30...................... $ 1,349,465
 1,507,099   FHLMC Pool #605386, Cap 12.89%,
               Margin 2.12% + CMT, Resets Annually
               7.95%, 9/1/17......................   1,582,212
 1,637,125   FHLMC Pool #605343, Cap 13.60%,
               Margin 2.13% + CMT, Resets Annually
               7.83%, 3/1/19......................   1,692,341
   141,104   FHLMC Pool #645062, Cap 14.11%,
               Margin 2.31% + CMT, Resets Annually
               8.10%, 5/1/19......................     146,461
   145,638   FHLMC Pool #785114, Cap 13.23%,
               Margin 2.13% + CMT, Resets Annually
               7.81%, 7/1/19......................     153,147
   587,551   FHLMC Pool #865220, Cap 15.05%,
               Margin 2.35% + WTAL, Resets
               Triennially
               8.37%, 4/1/20......................     606,741
    69,528   FHLMC Pool #785147, Cap 12.79%,
               Margin 2.02% + CMT, Resets Annually
               7.68%, 5/1/20......................      72,069
   725,921   FHLMC Pool #606541, Cap 13.56%,
               Margin 2.04% + CMT, Resets Annually
               7.71%, 3/1/21......................     761,084
 2,257,810   FHLMC Pool #845039, Cap 12.50%,
               Margin 2.09% + CMT, Resets Annually
               7.82%, 10/1/21.....................   2,338,245
 1,369,007   FHLMC Pool #606679, Cap 12.07%,
               Margin 2.16% + CMT, Resets Annually
               7.97%, 10/1/21.....................   1,437,882
 1,916,889   FHLMC Pool #845063, Cap 12.05%,
               Margin 2.18% + CMT, Resets Annually
               7.91%, 11/1/21.....................   1,991,168
 2,263,629   FHLMC Pool #845070, Cap 11.84%,
               Margin 2.12% + CMT, Resets Annually
               7.80%, 1/1/22......................   2,359,834




 PRINCIPAL
  AMOUNT                                             VALUE
   ADJUSTABLE-RATE MORTGAGE SECURITIES-- CONTINUED
             FHLMC-- CONTINUED
$1,088,728   FHLMC Pool #845082, Cap 12.34%,
               Margin 1.98% + CMT, Resets Annually
               7.58%, 3/1/22...................... $ 1,122,071
 4,051,462   FHLMC Pool #607352, Cap 13.62%,
               Margin 2.17% + CMT, Resets Annually
               7.84%, 4/1/22......................   4,267,972
 3,452,568   FHLMC Pool #846298, Cap 13.04%,
               Margin 1.85% + CMT, Resets Annually
               7.44%, 8/1/22......................   3,589,048
             TOTAL FHLMC..........................  23,469,740
             FNMA-- 46.9%
 1,402,664   FNMA Pool #124497, Cap 12.97%,
               Margin 2.80% + CMT, Resets Annually
               7.78%, 9/1/22......................   1,477,188
 1,040,611   FNMA Pool #094564, Cap 15.86%,
               Margin 1.98% + CMT, Resets Annually
               7.70%, 1/1/16......................   1,088,094
   448,069   FNMA Pool #092086, Cap 15.47%,
               Margin 2.08% + CMT, Resets Annually
               7.85%, 10/1/16.....................     466,691
   739,969   FNMA Pool #070033, Cap 14.35%,
               Margin 1.75% + CMT, Resets Annually
               7.50%, 10/1/17.....................     768,872
 3,318,250   FNMA Pool #070119, Cap 12.01%,
               Margin 2.00% + CMT, Resets Annually
               7.68%, 11/1/17.....................   3,450,980
   302,549   FNMA Pool #062610, Cap 12.75%,
               Margin 2.13% + CMT, Resets Annually
               7.75%, 6/1/18......................     316,826
 2,589,728   FNMA Pool #090678, Cap 13.14%,
               Margin 2.18% + CMT, Resets Annually
               7.91%, 9/1/18......................   2,732,163
 1,059,213   FNMA Pool #124015, Cap 13.24%,
               Margin 2.57% + CMT, Resets Annually
               7.57%, 11/1/18.....................   1,100,925

                                  (CONTINUED)

                                     KEYSTONE
                       CAPITAL PRESERVATION AND INCOME FUND
(logo and picture
    of capital)       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 June 30, 1997

PRINCIPAL
  AMOUNT                                              VALUE

ADJUSTABLE-RATE MORTGAGE SECURITIES-- CONTINUED
      FNMA-- CONTINUED
$ 311,452    FNMA Pool #114714, Cap
               12.62%,
               Margin 1.75% + CMT, Resets
               Annually
               7.47%, 3/1/19.............$  323,814
  307,339    FNMA Pool #105007, Cap
               13.13%,
               Margin 2.03% + CMT, Resets
               Annually
               7.85%, 7/1/19.............   318,240
1,274,325    FNMA Pool #095405, Cap
               13.70%,
               Margin 2.08% + CMT, Resets
               Annually
               7.83%, 12/1/19............ 1,321,316
  162,598    FNMA Pool #391290, Cap
               12.68%,
               Margin 2.72% + CMT, Resets
               Annually
               7.74%, 2/1/17.............   167,096
  539,539    FNMA Pool #102905, Cap
               13.08%,
               Margin 2.00% + CMT, Resets
               Annually
               7.74%, 7/1/20.............   567,358
  481,731    FNMA Pool #142963, Cap
               11.03%,
               Margin 2.63% + CMT, Resets
               Annually
               7.45%, 1/1/22.............   498,591
6,564,994    FNMA Pool #124289, Cap
               13.44%,
               Margin 2.01% + CMT, Resets
               Annually
               7.70%, 9/1/21............. 6,889,171
  990,524    FNMA Pool #124204, Cap
               13.60%,
               Margin 2.01% + CMT, Resets
               Annually
               7.72%, 1/1/22............. 1,038,970
  252,868    FNMA Pool #070327, Cap
               12.95%,
               Margin 2.75% + CMT, Resets
               Annually
               7.60%, 6/1/19.............   262,510

   PRINCIPAL
     AMOUNT                                  VALUE

ADJUSTABLE-RATE MORTGAGE SECURITIES-- CONTINUED
             FNMA-- CONTINUED
$1,865,470   FNMA Pool #124945, Cap
               12.73%,
               Margin 2.11% + CMT, Resets
               Annually
               7.81%, 1/1/31.............$  1,966,914
             TOTAL FNMA..................  24,755,719
             TOTAL ADJUSTABLE-RATE
               MORTGAGE SECURITIES
               (COST-- $47,698,037)......  48,225,459



FIXED RATE MORTGAGE SECURITIES-- 2.2%
               FHLMC-- 0.1%
    24,914     FHLMC CMO, Series 11 Class 11C,
               (Est. Mat. 1998) (b)
               9.50%, 4/15/19............
                                             25,771
  FNMA-- 2.1%
   355,662   FNMA Pool #100051
               9.50%, 4/1/05.............   371,778
   462,692   FNMA Pool #002497
               11.00%, 1/1/16............   510,798
   230,612   FNMA Pool #058442
               11.00%, 1/1/18............   254,462
             TOTAL FNMA.................. 1,137,038
             TOTAL FIXED RATE MORTGAGE
               SECURITIES
               (COST-- $1,158,066)....... 1,162,809





U.S. TREASURY NOTES-- 3.7%
  (COST-- $1,958,136)
 1,950,000   U.S. Treasury Notes
               6.63%, 4/30/02............ 1,967,979


REPURCHASE AGREEMENT-- 1.4% (COST-- $742,000)
   742,000   Keystone Joint Repurchase
               Agreement (Investments in
               repurchase agreements, in
               a joint trading account,
               6.04% dated 6/30/97, due
               7/1/97, maturity value
               $742,125 (a)).............   742,000
             TOTAL INVESTMENTS
               (COST-- $51,556,239)......      98.6%  52,098,247

             OTHER ASSETS AND
               LIABILITIES-- NET.........       1.4     721,440
             NET ASSETS--................    100.0% $52,819,687

(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at June 30, 1997.
(b) The estimated maturity of a Collateralized Motgage Obligation (CMO) is based on current and projected prepayment rates. Changes in interest rates can cause the estimated maturity to differ from the listed dates.

LEGEND OF PORTFOLIO ABBREVIATIONS
CMT-- 1, 3, or 5 year Constant Maturity Treasury Index
FHLMC-- Federal Home Loan Mortgage Corporation
FNMA-- Federal National Mortgage Association
WTAL-- 1 or 3 year Weekly Treasury Average Lookback Index

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN                  (logo and picture
                           INTERMEDIATE-TERM BOND FUND               of star)

                            SCHEDULE OF INVESTMENTS
                                 June 30, 1997

 PRINCIPAL
  AMOUNT                                             VALUE

CORPORATE BONDS-- 19.2%
              BANKS-- 5.0%
$   500,000   Cenfed Financial Corp., Senior
                Debenture (a),
                11.17%, 12/15/01................. $    533,750
    800,000   Harris Bancorp.,
                9.38%, 6/1/01....................      868,088
  2,000,000   NationsBank Corp.,
                8.13%, 6/15/02...................    2,108,780
  4,000,000   NBD Bank N.A.,
                Subordinated Note,
                8.25%, 11/1/24...................    4,461,932
                                                     7,972,550
              FINANCE & INSURANCE-- 7.8%
  6,500,000   Associates Corporation North
                America, Note,
                5.96%, 5/15/37...................    6,514,196
  2,500,000   General Electric Capital Corp.,
                6.29%, 12/15/07..................    2,473,247
  1,000,000   Goldman Sachs Group L.P. (a),
                6.38%, 6/15/00...................      990,333
  1,500,000   Grand Metropolitan Investment
                Corp.,
                6.50%, 9/15/99...................    1,504,614
  1,000,000   KFW International Finance,
                Guaranteed Note,
                8.85%, 6/15/99...................    1,046,610
                                                    12,529,000
              INDUSTRIAL SPECIALTY PRODUCTS & SERVICES-- 3.2%
  2,000,000   Baxter International, Inc.,
                9.25%, 12/15/99..................    2,125,250
    600,000   Deere & Co.,
                8.95%, 6/15/19...................      673,289
  2,000,000   Jet Equipment Trust, (a)
                9.41%, 6/15/10...................    2,292,488
                                                     5,091,027
              UTILITIES-- 3.2%
  3,100,000   ALLTEL Corp.,
                6.50%, 11/1/13...................    2,857,199
  2,000,000   Carolina Power & Light Co.,
                8.63%, 9/15/21...................    2,272,160
                                                     5,129,359
              TOTAL CORPORATE BONDS
                (COST $30,200,050)...............   30,721,936

  PRINCIPAL
   AMOUNT                                             VALUE
MORTGAGE-BACKED SECURITIES-- 20.7%
              Federal Home Loan Mortgage Corp.,
$ 2,521,993   6.55%, 9/1/26...................... $  2,593,539
  2,027,061   7.50%, 5/1/09......................    2,058,734
  1,210,345   8.00%, 10/1/25.....................    1,241,776
  1,293,208   Federal National Mortgage
                Association,
                6.69%, 12/1/25...................    1,328,618
              Government National Mortgage
                Association,
  1,400,389   6.00%, 6/20/26.....................    1,406,241
  8,356,714   6.50%, 10/15/23-- 10/20/26.........    8,362,955
  3,922,487   7.00%, 9/20/25-- 3/15/26...........    3,919,730
  3,087,455   7.13%, 7/20/25.....................    3,182,360
  3,599,131   7.50%, 9/15/23-- 3/15/26...........    3,616,198
  3,144,302   8.00%, 10/15/24....................    3,216,030
  1,209,660   9.00%, 4/15/20-- 8/15/21...........    1,278,837
    563,266   9.50%, 2/15/21.....................      607,799
    414,383   Paine Webber Trust P-3,
                9.00%, 10/1/12...................      417,549
              TOTAL MORTGAGE-BACKED SECURITIES
                (COST $33,064,340)...............   33,230,366

U. S. AGENCY OBLIGATIONS-- 3.7%

  2,500,000   Farm Credit Systems Financial
                Assistance Co.,
                8.80%, 6/10/05...................    2,814,268
  3,000,000   Federal Home Loan Bank,
                Consolidated Bond,
                7.70%, 9/20/04...................    3,174,930
              TOTAL U. S. AGENCY OBLIGATIONS
                (COST $5,651,434)................    5,989,198
U. S. TREASURY OBLIGATIONS-- 28.0%
              U.S. Treasury Bonds:
 11,450,000   6.88%, 8/15/25.....................   11,489,354
  4,500,000   7.50%, 11/15/16....................    4,810,779
  1,400,000   8.75%, 5/15/17.....................    1,684,812
  3,950,000   8.88%, 8/15/17.....................    4,810,357
              U.S. Treasury Notes:
  1,400,000   5.13%, 12/31/98....................    1,383,812
 12,900,000   5.63%, 8/31/97.....................   12,904,024
  6,100,000   6.38%, 1/15/99.....................    6,138,125
  1,600,000   8.25%, 7/15/98.....................    1,639,000
              TOTAL U.S. TREASURY OBLIGATIONS
                (COST $44,311,257)...............   44,860,263

                                  (CONTINUED)

                                    EVERGREEN
                           INTERMEDIATE-TERM BOND FUND
(logo and picture of
      star)              SCHEDULE OF INVESTMENTS (CONTINUED)
                                 June 30, 1997

 PRINCIPAL
  AMOUNT                                             VALUE

YANKEE OBLIGATIONS-- 14.5%
              Bayerische Landesbank Girozen
                New York,
                Tranche Sr 00001,
$2,500,000      6.38%, 8/31/00............    $2,492,183
                Tranche Trust 00007,
 2,000,000      6.20%, 2/9/06.............     1,907,344
 3,000,000    Hydro-Quebec,
                8.00%, 2/1/13...........       3,160,257
 3,500,000    Japan Finance Corp. Municipal
                Enterprises, Guaranteed Bond,
                6.85%, 4/15/06..........       3,504,071
 2,000,000    Manitoba Province (Canada),
                8.00%, 4/15/02..........       2,109,140
   800,000    Petro Canada Ltd.,
                8.60%, 1/15/10..........         907,463
 5,300,000    Philips Electers N V,
                Debenture,
                7.13%, 5/15/25..........       5,282,685
             Svenska Handelsbanken,
 2,000,000     8.13%, 8/15/07............      2,123,682
 1,000,000      8.35%, 7/15/04............     1,075,661
   700,000   Westpac Banking,
                Subordinated Debenture,
                9.13%, 8/15/01..........         758,563
             TOTAL YANKEE OBLIGATIONS
                (COST $22,612,971)......      23,321,049

   PRINCIPAL
    AMOUNT                                          VALUE
REPURCHASE AGREEMENT-- 12.8%
$20,495,557   Donaldson, Lufkin &
                Jenrette Securities
                Corp, 5.90% dated
                6/30/97, due 7/1/97,
                maturity value
                $20,498,916
                (collateralized by
                $20,553,000 U.S.
                Treasury Notes, 5.00%,
                due 1/31/98; value,
                including accrued
                interest $20,905,756)
                (cost $20,495,557)......          $ 20,495,557
              TOTAL INVESTMENTS--
                (COST $156,335,609).....   98.9%   158,618,369
              OTHER ASSETS AND
                LIABILITIES-- NET.......     1.1     1,807,246
              NET ASSETS--..............  100.0%  $160,425,615

(a) Securities that may be sold to qualified institutional buyers under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                     KEYSTONE           (logo and picture
                           INTERMEDIATE TERM BOND FUND        of stars)

                            SCHEDULE OF INVESTMENTS
                                 June 30, 1997

PRINCIPAL
  AMOUNT                                              VALUE

ASSET-BACKED SECURITIES-- 6.1%
$1,000,000   Southern Pacific Secured Assets
               Corporation, Series 1996-3 Class
               A4,
               7.60%, 10/25/27.................... $ 1,001,875
   750,000   U.S. Home Equity Loan Asset Backed,
               Series 1991-2 Class B,
               9.13%, 4/15/21.....................     752,812
             TOTAL ASSET-BACKED SECURITIES
               (COST $1,748,125)..................   1,754,687

CORPORATE BONDS-- 31.2%
             DIVERSIFIED-- 1.7%
   500,000   Belo (A. H.) Corporation,
               Senior Note,
               7.13%, 6/1/07......................     495,723
             FINANCE & BANKING-- 15.3%
 1,000,000   Amsouth Bancorporation,
               Sub Debentures Puttable 2005,
               6.75%, 11/1/25.....................     977,750
 1,250,000   Chase Manhattan Corporation,
               Subordinated Notes,
               9.38%, 7/1/01......................   1,358,712
 1,000,000   CIT Group Holdings Incorporated,
               Medium Term Note, Tranche Trust
               00001,
               9.25%, 3/15/01.....................   1,083,480
   500,000   General Mtrs Acceptance Corporation,
               Note,
               7.13%, 5/1/01......................     506,015
   500,000   Prudential Insurance, Note (b),
               7.13%, 7/1/07......................     499,000
                                                     4,424,957
             INDUSTRIALS-- 12.5%
   700,000   Ford Motor Co., Debenture,
               9.00%, 9/15/01.....................     756,252
   800,000   Occidental Petroleum Corporation,
               Medium Term Note, Tranche Trust
               00134,
               8.50%, 11/9/01.....................     847,336
 1,000,000   Philip Morris Cos Inc., Senior Note,
               7.20%, 2/1/07......................     986,760
 1,000,000   Transocean Offshore Inc, Note,
               7.45%, 4/15/27.....................   1,028,740
                                                     3,619,088
             TRANSPORTATION-- 1.7%
   500,000   Norfolk Southern Corporation, Note,
               7.05%, 5/1/37......................     507,470
             TOTAL CORPORATE BONDS
               (COST $9,126,551)..................   9,047,238
     PRINCIPAL
       AMOUNT                                        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS-- 27.5%
$  500,000   Chase Commercial Mortgage Security
               Corporation (a),
               7.37%, 6/19/29..................... $   508,281
   478,831   Chase Mortgage Finance Corporation
               (a)(b),
               7.87%, 11/25/25....................     468,207
   443,548   Criimi Mae Financial Corporation (a),
               7.00%, 1/1/33......................     433,984
 1,000,000   Federal National Mortgage Association
               Guaranteed (a)(d),
               3.26%, 8/25/23.....................     758,125
   653,517   GE Capital Mortgage Services
               Incorporated (a),
               6.50%, 3/25/24.....................     626,355
   500,000   Merrill Lynch Trust (a),
               8.45%, 11/1/18.....................     525,000
   700,000   Morgan Stanley Capital I
               Incorporated,
               1997 C1 Class B (a),
               7.69%, 1/15/07.....................     724,719
   953,300   Paine Webber Mortgage Acceptance
               Corporation (a),
               7.50%, 5/25/23.....................     951,214
 1,250,000   Resolution Trust Corp. (a),
               7.50%, 10/25/28....................   1,256,055
   698,466   Ryland Acceptance Corporation Four
               (a),
               7.95%, 1/1/19......................     709,159
   996,752   Independent National Mortgage Corp. (a)(b),
             7.84%, 12/26/26......................   1,000,413
             TOTAL COLLATERALIZED MORTGAGE
               OBLIGATIONS
               (COST $7,870,825)..................   7,961,512
U.S. AGENCY OBLIGATIONS-- 2.6% (COST $749,062)
   750,000   Federal Home Loan Mortgage Corp,
               Global Note,
               6.70%, 1/5/07......................     745,080
U.S. TREASURY OBLIGATIONS-- 6.2% (COST $1,796,303)
 1,810,000   U.S. Treasury Notes,
               6.50%, 10/15/06....................   1,802,362
FOREIGN BONDS-- (US DOLLAR DENOMINATED)-- 15.4%
   500,000   Export Import Bank Korea, Note,
               7.10%, 3/15/07.....................     504,570
 1,250,000   Fomento Economico Mexico,
               Euro-Dollars,
               9.50%, 7/22/97.....................   1,250,000
   500,000   Korea Electric Power Corp, Debenture,
               7.00%, 2/1/27......................     490,205

                                  (CONTINUED)

                                     KEYSTONE
                           INTERMEDIATE TERM BOND FUND
(logo and picture
    of stars)         SCHEDULE OF INVESTMENTS (CONTINUED)
                                 June 30, 1997

PRINCIPAL
  AMOUNT                                              VALUE

FOREIGN BONDS-- (US DOLLAR DENOMINATED)--
      CONTINUED
$1,000,000   Southern Peru Limited,
               Secured Export Note (b),
               7.90%, 5/30/07.............$1,019,400
 1,200,000   Telebras,
               10.38%, 9/9/97............. 1,210,500
             TOTAL FOREIGN BONDS--
               (US DOLLAR DENOMINATED)
               (COST $4,453,359).......... 4,474,675

FOREIGN BONDS-- (NON-US DOLLAR DENOMINATED)-- 8.8%
 1,150,000   Canada Government,
       CAD     Canadian Series A79,
               8.75%, 12/1/05............. 967,917
 3,698,000   Denmark Kingdom,
       DKK     7.00%, 11/15/07..............585,061

 PRINCIPAL
   AMOUNT                                              VALUE

FOREIGN BONDS-- (NON-US DOLLAR DENOMINATED)--
      CONTINUED
 1,575,000   Germany Federal Republic,
       DEM   6.88%, 5/12/05...............  986,125
    18,000   Nykredit,
       DKK   6.00%, 10/1/26...............    2,463
             TOTAL FOREIGN BONDS--
               (NON-US DOLLAR DENOMINATED)
               (COST $2,689,307)..........  2,541,566




REPURCHASE AGREEMENT-- 0.8%
$  243,000   Keystone Joint Repurchase
               Agreement, (Investments in
               repurchase agreements, in a
               joint trading account,
               6.04% dated 6/30/97, due
               7/1/97, maturity value
               $243,043(c))
               (cost $243,000)............              243,000
             TOTAL INVESTMENTS--
               (COST $28,676,532).........   98.6%   28,570,120


             OTHER ASSETS AND
               LIABILITIES-- NET..........     1.4     397,464
             NET ASSETS--.................  100.0% $28,967,584

(a) The estimated maturity of a Collateralized Mortgage Obligation ("CMO") is based on current and projected prepayment rates. Changes in interest rates can cause the estimated maturity to differ from the listed date.

(b) Securities that may be sold to qualified institutional buyers under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at June 30, 1997.
(d) Inverse floater, resets monthly.

LEGEND OF PORTFOLIO ABBREVIATIONS
CAD-- Canadian Dollar
DKK-- Danish Kroner
DEM-- German Deutschemark

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                        NET UNREALIZED
EXCHANGE                                            U.S. $ VALUE AT     IN EXCHANGE     APPRECIATION/
  DATE                                               JUNE 30, 1997      FOR U.S. $      (DEPRECIATION)
Forward Foreign Currency Exchange Contracts to
Buy:
             Contracts to Receive
8/12/97          1,150,000       Deutsche Marks        $ 661,452           679,790         $(18,338)
Forward Foreign Currency Exchange Contracts to
Sell:
             Contracts to Deliver
8/27/97          1,324,225     Canadian Dollars          962,359           970,947            8,588
8/12/97          2,860,000     Deutsche Marks          1,645,000         1,675,255           30,255
8/20/97          4,041,900     Danish Krone              610,524           627,098           16,574
                                                                                           $ 55,417

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN                  (logo and picture
                   INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND    of George
                                                                   Washington)
                            SCHEDULE OF INVESTMENTS
                                 June 30, 1997

PRINCIPAL
  AMOUNT                                              VALUE

MORTGAGE-BACKED SECURITIES-- 19.4%
$5,000,000   Federal Home Loan Mortgage Corp.,
               5.60%, 2/15/13..................... $ 4,975,120
 4,250,909   Federal Home Loan Mortgage Corp.
               Gold,
               9.00%, 1/1/17......................   4,552,550
 3,688,718   Federal National Mortgage Assn.,
               7.00%, 3/1/24......................   3,639,285
 1,000,000   U.S. Department of Veteran Affairs,
               7.00%, 5/15/12.....................   1,002,350
             TOTAL MORTGAGE-BACKED SECURITIES
               (COST $14,039,691).................  14,169,305

U.S. AGENCY OBLIGATIONS-- 10.4%
 1,300,000   Federal Home Loan Bank,
               8.60%, 1/25/00.....................   1,370,776
             Federal National Mortgage Assn.,
 2,000,000   7.50%, 2/11/02.......................   2,077,826
 2,000,000   7.875%, 2/24/05......................   2,137,652
 2,000,000   Tennessee Valley Authority,
               6.375%, 6/15/05....................   1,960,340
             TOTAL U.S. AGENCY OBLIGATIONS
               (COST $7,352,820)..................   7,546,594
U.S. TREASURY OBLIGATIONS-- 77.9%
             U.S. Treasury Notes:
 4,500,000   5.50%, 2/28/99.......................   4,463,437
 6,800,000   5.88%, 1/31/99.......................   6,787,250
   500,000   6.00%, 11/30/97......................     500,937
 3,400,000   6.00%, 9/30/98.......................   3,404,250
 3,500,000   6.13%, 12/31/01......................   3,467,188
 4,000,000   6.25%, 7/31/98.......................   4,018,748
 4,000,000   6.38%, 7/15/99.......................   4,023,748
  PRINCIPAL
   AMOUNT                                              VALUE

U.S. TREASURY OBLIGATIONS-- CONTINUED
             U.S. Treasury Notes-- continued
$3,000,000   6.50%, 4/30/99....................... $ 3,023,436
 3,000,000   6.63%, 6/30/01.......................   3,030,936
 1,000,000   6.75%, 4/30/00.......................   1,013,437
 4,300,000   7.00%, 7/15/06.......................   4,424,967
 4,000,000   7.50%, 10/31/99......................   4,115,000
 2,000,000   7.50%, 11/15/01......................   2,085,000
 2,000,000   7.50%, 5/15/02.......................   2,093,124
 3,250,000   7.50%, 2/15/05.......................   3,439,920
 1,700,000   7.88%, 4/15/98.......................   1,728,155
 3,500,000   7.88%, 11/15/04......................   3,776,717
 1,300,000   8.50%, 11/15/00......................   1,386,531
             TOTAL U. S. TREASURY OBLIGATIONS
               (COST $56,635,374).................  56,782,781
REPURCHASE AGREEMENT-- 1.4%
 1,039,957   Donaldson, Lufkin & Jenrette
               Securities Corp., 5.90% dated
               6/30/97, due 7/1/97, maturity value
               $1,040,127 (collateralized by
               $347,000 U.S. Treasury Bonds,
               11.25%, due 2/15/15; $540,000 U.S.
               Treasury Bills, due 7/3/97; value,
               including accrued interest
               $1,061,419)
               (cost $1,039,957)..................   1,039,957

             TOTAL INVESTMENTS--
               (COST $79,067,842).........  109.1%  79,538,637
             OTHER ASSETS AND
               LIABILITIES-- NET..........   (9.1) (6,625,429)
             NET ASSETS--.................  100.0% $72,913,208

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

(logo and picture of                EVERGREEN
     a flag)               SHORT-INTERMEDIATE BOND FUND

                            SCHEDULE OF INVESTMENTS
                                 June 30, 1997

 PRINCIPAL
  AMOUNT                                             VALUE

ASSET-BACKED SECURITIES-- 12.2%
$ 4,334,324   Advanta Home Equity Loan Trust,
                7.20%, 11/25/08.................. $  4,379,662
    541,975   Bank of West Trust,
                9.50%, 2/15/05...................      547,075
  1,750,000   Case Equipment Loan Trust,
                6.45%, 9/15/02...................    1,719,865
  2,000,000   EQCC Home Equity Loan Trust,
                5.82%, 9/15/09...................    1,983,940
  3,309,037   FCC Grantor Trust,
                9.00%, 7/15/97...................    3,306,489
  2,020,649   First Bank Auto Receivable,
                8.30%, 1/15/00...................    2,051,646
  3,082,064   First Security Auto Grantor Trust,
                6.25%, 1/15/01...................    3,099,016
    483,220   Fleet Financial Home Equity Trust,
                6.70%, 1/16/06-- 10/15/06........      485,893
  6,439,643   Fleetwood Credit Grantor Trust,
                4.95%, 8/15/08...................    6,334,483
  7,500,000   Household Affinity Credit Card
                Master Trust,
                7.20%, 12/15/99..................    7,567,650
  1,259,186   SCFC Recreational Vehicle Loan
                Trust,
                7.25%, 9/15/06...................    1,267,887
              Western Financial Grantor Trust:
  4,828,859   5.88%, 3/1/02......................    4,819,684
  2,179,177   6.20%, 2/1/02......................    2,188,155
  9,000,000   Xerox Rental Equipment Trust (a),
                6.20%, 12/26/05..................    8,956,406
              TOTAL ASSET-BACKED SECURITIES
                (COST $48,706,732)...............   48,707,851




CORPORATE BONDS-- 24.8%
              BANKS-- 7.5%
  3,400,000   Abbey National Plc,
                6.69%, 10/17/05..................    3,330,909
  3,350,000   Amsouth Bancorporation,
                6.75%, 11/1/25...................    3,287,057
  3,000,000   Cenfed Financial Corp. (a),
                11.17%, 12/15/01.................    3,202,500
  2,000,000   Chase Manhattan Corporation,
                8.00%, 5/15/04...................    2,046,792
              First Chicago Corp.:
  4,000,000   9.00%, 6/15/99.....................    4,187,408
  2,000,000   9.20%, 12/17/01....................    2,180,510
  5,000,000   First Security Corp.,
                6.40%, 2/10/03...................    4,854,390
  PRINCIPAL
   AMOUNT                                             VALUE

CORPORATE BONDS-- CONTINUED
              BANKS-- CONTINUED
$ 6,000,000   National Bank of Canada,
                8.13%, 8/15/04................... $  6,316,668
    500,000   Security Pacific Corp.,
                10.45%, 5/8/01...................      559,918
                                                    29,966,152
              ENERGY-- 0.5%
  2,000,000   Ras Laffan Liquefied Natural Gas
                (a),
                7.63%, 9/15/06...................    2,033,704
              FINANCE & INSURANCE-- 13.4%
  2,000,000   American Express Credit Corp.,
                6.25%, 8/10/05...................    1,981,028
  3,000,000   Associated P&C Holdings, Inc. (a),
                6.75%, 7/15/03...................    2,893,680
  3,000,000   Bear Stearns Co., Inc.,
                7.63%, 4/15/00...................    3,075,390
  1,000,000   Horace Mann Educators Corp.,
                6.63%, 1/15/06...................      963,587
              Lehman Brothers Holdings, Inc.:
  5,000,000   6.63%, 11/15/00....................    4,979,145
  2,500,000   6.84%, 10/7/99.....................    2,510,392
  5,000,000   8.88%, 3/1/02......................    5,357,505
              Metropolitan Life Insurance Co.
                (a):
  5,000,000   6.30%, 11/1/03.....................    4,800,750
  5,000,000   7.00%, 11/1/05.....................    4,934,405
  5,000,000   Money Store, Inc.,
                7.88%, 9/15/00...................    5,090,000
  6,000,000   Progressive Corp., Ohio,
                6.60%, 1/15/04...................    5,870,634
  7,000,000   Salomon Incorporated,
                7.20%, 2/1/04....................    6,978,097
  4,000,000   Traveler's Group, Inc.,
                6.88%, 6/1/25....................    3,991,232
                                                    53,425,845
              INDUSTRIAL SPECIALTY PRODUCTS &
                SERVICES-- 2.7%
  5,000,000   Boral Limited Australia Co.,
                7.90%, 11/19/99..................    5,151,045
  5,000,000   GTE Corp.,
                10.25%, 11/1/20..................    5,720,350
                                                    10,871,395
              TRANSPORTATION-- 0.7%
  2,500,000   Continental Airlines, Inc. (a),
                7.46%, 4/1/13....................    2,523,495
              TOTAL CORPORATE BONDS
                (COST $98,853,357)...............   98,820,591

                                  (CONTINUED)

                                    EVERGREEN           (logo and picture of
                           SHORT-INTERMEDIATE BOND FUND        flag)

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 June 30, 1997

 PRINCIPAL
  AMOUNT                                             VALUE

MORTGAGE-BACKED SECURITIES-- 39.5%
              AFC Home Equity Loan Trust:
$   275,254   6.60%, 10/26/26.................... $    274,973
    153,907   8.05%, 4/27/26.....................      155,624
  3,150,000   Chase Commercial Mortgage Security Corp.,
              6.90%, 11/19/28....................    3,075,455
  3,139,786   CMC Securities Corp.,
                10.00%, 7/25/23..................    3,322,688
  2,500,000   DLJ Mortgage Acceptance Corp.,
                7.95%, 5/25/23...................    2,587,109
              Federal Home Loan Mortgage Corp.:
  1,126,515   6.75%, 2/15/04.....................    1,129,703
  4,000,000   6.80%, 10/15/05....................    4,023,880
  2,000,000   6.97%, 6/16/05.....................    1,995,910
  2,945,000   7.30%, 7/30/01.....................    2,946,832
  9,833,952   7.40%, 10/15/05....................    9,938,340
  2,200,000   7.99%, 3/23/05.....................    2,217,195
    391,210   10.50%, 9/1/15.....................      430,820
              Federal Housing Administration-
                Puttable Project Loans:
              GMAC 56,
  4,017,498   7.43%, 11/1/22.....................    4,057,299
              Merrill Lynch 199,
  4,672,669   8.43%, 12/31/99....................    4,859,356
              Reilly 18,
  2,939,118   6.88%, 4/1/15......................    2,924,422
              Reilly 55,
  1,571,878   7.43%, 3/1/24......................    1,589,591
              Reilly 64,
 10,310,265   7.43%, 1/1/24......................   10,421,616
              USGI,
  5,331,922   7.43%, 7/1/22......................    5,394,380
              Federal National Mortgage Assn.:
  1,500,000   5.30%, 8/25/98.....................    1,490,037
    500,000   6.00%, 12/15/00....................      491,826
  2,766,670   6.23%, 12/25/25....................    2,772,987
 12,000,000   6.60%, 2/14/02.....................   11,981,244
  7,500,000   6.64%, 6/19/00.....................    7,502,768
  5,000,000   7.11%, 8/7/01......................    4,995,665
  2,500,000   7.65%, 5/4/05......................    2,515,170
  2,100,000   8.00%, 11/25/06....................    2,176,257
  9,000,000   8.10%, 4/25/25.....................    9,343,260
  9,518,330   11.00%, 1/1/99.....................   10,749,764
     38,645   14.00%, 6/1/11.....................       44,743
  5,000,000   Federal National Mortgage Assn.,
                Medium Term Note,
                6.02%, 4/14/00...................    4,997,500
  1,521,066   GCC Second Mortgage Trust,
                10.00%, 7/15/05..................    1,551,275

    PRINCIPAL
     AMOUNT                                             VALUE

MORTGAGE-BACKED SECURITIES-- CONTINUED
$ 5,547,633   Government National
                Mortgage Assn.,
                7.50%, 11/20/08..........$5,621,389
  4,000,000   Kidder Peabody Acceptance
                Corp.,
                6.65%, 2/1/06............ 3,987,612
              Potomac Gurnee Finance
                Corp. (a):
  2,483,287     6.89%, 12/21/26..........  2,455,573
  2,500,000     7.00%, 12/21/26..........  2,474,625
              Prudential Home Mortgage
                Securities:
  5,419,711   6.30%, 5/25/99.............  5,417,705
  4,788,537   6.50%, 10/25/08............  4,649,286
  4,302,927   Prudential Securities
                Secured Financing Corp.,
                8.12%, 2/17/25...........  4,427,548
  6,305,826   Saxon Mortgage Securities
                Corp.,
                7.38%, 9/25/23...........  6,348,265
              TOTAL MORTGAGE-BACKED
                SECURITIES
                (COST $156,702,480)       157,339,692

U.S. GOVERNMENT AGENCY OBLIGATIONS-- 3.7%
  (cost $15,000,000)
 15,000,000   Federal Farm Credit Bank
                Consolidated Disc. Note,
                6.82%, 6/15/01........... 14,919,195

U.S. TREASURY NOTES-- 19.3%
            U.S. Treasury Notes:
 35,000,000   5.13%, 2/28/98.............34,868,785
  9,980,000   7.00%, 7/15/06.............10,270,039
  2,000,000   7.13%, 9/30/99.............2,041,874
 11,000,000   7.75%, 11/30/99............11,385,000
 17,400,000   8.88%, 2/15/99.............18,161,250
              TOTAL U. S. TREASURY NOTES
                (COST $79,099,261).......76,726,948






REPURCHASE AGREEMENT-- 0.0%
    143,985   Donaldson, Lufkin &
                Jenrette Securities
                Corp., 5.90% dated
                6/30/97, due 7/1/97,
                maturity value $144,009
                (Collateralized by
                $98,000 U.S. Treasury
                Bonds, 11.25%, due
                02/15/15; value,
                including accrued
                interest $147,318)
                (cost $143,985)..........            143,985
              TOTAL INVESTMENTS--
                (COST $398,505,815)......   99.5% 396,658,262
              OTHER ASSETS AND
                LIABILITIES-- NET........     0.5    2,017,390
              NET ASSETS--...............  100.0% $398,675,652

(a) Securities that may be sold to qualified institutional buyers under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                EVERGREEN KEYSTONE
(logo)

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 June 30, 1997

                                                          (picture of     (picture of     (picture of    (picture of
                                                            capital)         star)          stars)          George
                                                                                                          Washington)
                                                           CAPITAL        EVERGREEN        KEYSTONE      INTERMEDIATE
                                                         PRESERVATION    INTERMEDIATE    INTERMEDIATE     GOVERNMENT
                                                             FUND            FUND            FUND            FUND
ASSETS
  Investments at market value (identified
    cost-- $51,556,239, $156,335,609, $28,676,532,
    $79,067,842 and $398,505,815, respectively)........  $52,098,247     $158,618,369    $28,570,120     $79,538,637
  Cash.................................................       16,515              283          1,758              20
  Interest receivable..................................      476,566        2,037,735        500,852       1,240,062
  Receivable for investments sold......................      135,662                0      1,388,640               0
  Principal paydown receivable.........................      134,735                0              0               0
  Receivable for Fund shares sold......................      135,285           11,761          1,596           2,720
  Unrealized appreciation on forward foreign currency
    contracts..........................................            0                0         55,417               0
  Due from investment adviser..........................       11,877                0         16,749               0
  Prepaid expenses and other assets....................       25,636           14,435         20,302          15,257
      Total assets.....................................   53,034,523      160,682,583     30,555,434      80,796,696
LIABILITIES
  Payable for investments purchased....................            0                0      1,357,677               0
  Payable for Fund shares redeemed.....................       80,751           75,274         99,777       7,807,242
  Dividends payable....................................       96,575                0         69,273               0
  Distribution fee payable.............................        6,513              891          7,736             759
  Due to related parties...............................        1,060          136,213            762          45,121
  Unrealized depreciation on forward foreign currency
    contracts..........................................            0                0         18,338               0
  Accrued expenses and other liabilities...............       29,937           44,590         34,287          30,366
      Total liabilities................................      214,836          256,968      1,587,850       7,883,488
NET ASSETS.............................................  $52,819,687     $160,425,615    $28,967,584     $72,913,208
NET ASSETS REPRESENTED BY
  Paid-in capital......................................  $59,369,842     $162,631,066    $32,844,616     $74,620,343
  Undistributed net investment income (accumulated
    distributions in excess of net investment
    income)............................................      (95,813)          (5,106)       242,787          (5,097)
  Accumulated net realized loss on investments and
    foreign currency related transactions..............   (6,996,350)      (4,483,105)    (4,050,016)     (2,172,833)
  Net unrealized appreciation (depreciation) on
    investments and foreign currency related
    transactions.......................................      542,008        2,282,760        (69,803)        470,795
      Total net assets.................................  $52,819,687     $160,425,615    $28,967,584     $72,913,208
NET ASSETS CONSIST OF
  Class A..............................................  $15,751,098     $  3,037,664    $10,340,563     $   571,508
  Class B..............................................   32,963,820        1,012,650     11,368,453         741,650
  Class C..............................................    4,104,769           28,812      7,258,568          12,097
  Class Y..............................................           --      156,346,489             --      71,587,953
                                                         $52,819,687     $160,425,615    $28,967,584     $72,913,208
SHARES OUTSTANDING
  Class A..............................................    1,607,197          298,775      1,157,517          57,029
  Class B..............................................    3,360,676           99,621      1,270,826          74,011
  Class C..............................................      418,845            2,834        811,659           1,207
  Class Y..............................................           --       15,380,764             --       7,142,890
NET ASSET VALUE PER SHARE
  Class A..............................................  $      9.80     $      10.17    $      8.93     $     10.02
  Class A-- Offering price (based on sales charge of
    3.25%).............................................  $     10.13     $      10.51    $      9.23     $     10.36
  Class B..............................................  $      9.81     $      10.17    $      8.95     $     10.02
  Class C..............................................  $      9.80     $      10.17    $      8.94     $     10.02
  Class Y..............................................           --     $      10.17             --     $     10.02

                                                          (picture of
                                                             flag)

                                                            SHORT-
                                                         INTERMEDIATE
                                                             FUND
ASSETS
  Investments at market value (identified
    cost-- $51,556,239, $156,335,609, $28,676,532,
    $79,067,842 and $398,505,815, respectively)........  $396,658,262
  Cash.................................................           997
  Interest receivable..................................     5,731,695
  Receivable for investments sold......................             0
  Principal paydown receivable.........................             0
  Receivable for Fund shares sold......................       271,580
  Unrealized appreciation on forward foreign currency
    contracts..........................................             0
  Due from investment adviser..........................             0
  Prepaid expenses and other assets....................        56,168
      Total assets.....................................   402,718,702
LIABILITIES
  Payable for investments purchased....................             0
  Payable for Fund shares redeemed.....................     3,803,972
  Dividends payable....................................             0
  Distribution fee payable.............................        16,078
  Due to related parties...............................       186,244
  Unrealized depreciation on forward foreign currency
    contracts..........................................             0
  Accrued expenses and other liabilities...............        36,756
      Total liabilities................................     4,043,050
NET ASSETS.............................................  $398,675,652
NET ASSETS REPRESENTED BY
  Paid-in capital......................................  $416,539,149
  Undistributed net investment income (accumulated
    distributions in excess of net investment
    income)............................................       (16,203)
  Accumulated net realized loss on investments and
    foreign currency related transactions..............   (15,999,741)
  Net unrealized appreciation (depreciation) on
    investments and foreign currency related
    transactions.......................................    (1,847,553)
      Total net assets.................................  $398,675,652
NET ASSETS CONSIST OF
  Class A..............................................  $ 17,703,034
  Class B..............................................    22,237,190
  Class C..............................................     1,029,416
  Class Y..............................................   357,706,012
                                                         $398,675,652
SHARES OUTSTANDING
  Class A..............................................     1,800,182
  Class B..............................................     2,257,458
  Class C..............................................       104,492
  Class Y..............................................    36,392,215
NET ASSET VALUE PER SHARE
  Class A..............................................  $       9.83
  Class A-- Offering price (based on sales charge of
    3.25%).............................................  $      10.16
  Class B..............................................  $       9.85
  Class C..............................................  $       9.85
  Class Y..............................................  $       9.83

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                EVERGREEN KEYSTONE
                                                                 (logo)

                            STATEMENTS OF OPERATIONS
                           Period Ended June 30, 1997

                                                            (picture of     (picture of     (picture of    (picture of
                                                              capital)         star)          stars)          George
                                                                                                           Washington)
                                                            CAPITAL        EVERGREEN        KEYSTONE      INTERMEDIATE
                                                          PRESERVATION    INTERMEDIATE    INTERMEDIATE     GOVERNMENT
                                                             FUND*          FUND***          FUND**         FUND***
INVESTMENT INCOME
  Interest (net of foreign withholding taxes of $0,
    $3,364, $0, $0, $0, respectively)...................   $3,173,485     $11,145,047      $2,343,240      $5,768,839

EXPENSES
  Management fee........................................      284,977         987,044         202,102         546,941
  Distribution Plan expenses............................      346,141          14,407         228,750           8,731
  Transfer agent fees...................................       83,571          66,508          83,025          35,360
  Custodian fees........................................       51,296          82,597          39,350          51,941
  Administrative services fees..........................       34,481          69,536          11,267          38,083
  Professional fees.....................................       23,622          17,269          26,033          16,910
  Registration and filing fees..........................       42,963          53,298          25,890          90,281
  Trustees' fees and expenses...........................            0           4,106               0           4,047
  Organization expenses.................................            0             986               0           1,035
  Other.................................................       25,905          44,367          32,197          26,280
  Fee waivers and/or expense reimbursement by
    affiliates..........................................     (245,255)         (5,480)       (145,636)        (73,557)
    Total expenses......................................      647,701       1,334,638         502,978         746,052
  Less: Indirectly paid expenses........................      (11,507)           (640)         (6,039)           (641)
    Net expenses........................................      636,194       1,333,998         496,939         745,411
  NET INVESTMENT INCOME.................................    2,537,291       9,811,049       1,846,301       5,023,428
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY RELATED TRANSACTIONS
  Net realized gain (loss) on:
    Investments.........................................     (101,173)     (1,614,828)       (207,489)        (16,049)
    Foreign currency related transactions...............            0               0         311,507               0
  Net realized gain on investments and foreign currency
    related transactions................................     (101,173)     (1,614,828)        104,018         (16,049)
  Net change in unrealized appreciation on:
    Investments.........................................      279,120       2,782,704         589,966         219,766
    Foreign currency related transactions...............            0               0          79,789               0
  Net change in unrealized appreciation on investments
    and foreign currency related transactions...........      279,120       2,782,704         669,755         219,766
  Net realized and unrealized gain on investments and
    foreign currency related transactions...............      177,947       1,167,876         773,773         203,717
  NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS..........................................   $2,715,238     $10,978,925      $2,620,074      $5,227,145


                                                           (picture of
                                                              flag)
                                                             SHORT-
                                                          INTERMEDIATE
                                                            FUND***
INVESTMENT INCOME
  Interest (net of foreign withholding taxes of $0,
    $3,364, $0, $0, $0, respectively)...................  $28,349,460
EXPENSES
  Management fee........................................    1,998,063
  Distribution Plan expenses............................      251,695
  Transfer agent fees...................................       96,271
  Custodian fees........................................       78,107
  Administrative services fees..........................      167,636
  Professional fees.....................................       19,246
  Registration and filing fees..........................       57,771
  Trustees' fees and expenses...........................        9,310
  Organization expenses.................................            0
  Other.................................................       47,316
  Fee waivers and/or expense reimbursement by
    affiliates..........................................            0
    Total expenses......................................    2,725,415
  Less: Indirectly paid expenses........................       (2,308)
    Net expenses........................................    2,723,107
  NET INVESTMENT INCOME.................................   25,626,353
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY RELATED TRANSACTIONS
  Net realized gain (loss) on:
    Investments.........................................   (2,101,788)
    Foreign currency related transactions...............            0
  Net realized gain on investments and foreign currency
    related transactions................................   (2,101,788)
  Net change in unrealized appreciation on:
    Investments.........................................    2,666,233
    Foreign currency related transactions...............            0
  Net change in unrealized appreciation on investments
    and foreign currency related transactions...........    2,666,233
  Net realized and unrealized gain on investments and
    foreign currency related transactions...............      564,445
  NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS..........................................  $26,190,798

  * Nine months ended June 30, 1997. During the period, the Fund changed its fiscal year end from September 30 to June 30.
 ** Eleven months ended June 30, 1997. During the period, the Fund changed its fiscal year end from July 31 to June 30.
*** Year ended June 30, 1997.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                EVERGREEN KEYSTONE
  (logo)

                            STATEMENTS OF OPERATIONS
                                 Prior Periods

                                                                                                (picture of          (picture of
                                                                                                  capital)              stars)
                                                                                                  CAPITAL              KEYSTONE
                                                                                                PRESERVATION         INTERMEDIATE
                                                                                                   FUND*                FUND**
INVESTMENT INCOME
  Interest...................................................................................    $5,536,633           $3,205,120
EXPENSES
  Management fee.............................................................................       493,147              273,644
  Distribution Plan expenses.................................................................       610,933              312,408
  Transfer agent fees........................................................................       139,248              106,796
  Custodian fees.............................................................................        57,386               46,630
  Administrative services fees...............................................................        24,176               23,963
  Professional fees..........................................................................        37,958               29,575
  Registration and filing fees...............................................................        45,925               41,731
  Organization expenses......................................................................         3,896                    0
  Other......................................................................................        34,903               27,827
  Fee waivers and/or expense reimbursement by affiliates.....................................      (341,016)            (191,096)
    Total expenses...........................................................................     1,106,556              671,478
  Less: Indirectly paid expenses.............................................................       (12,182)              (6,981)
    Net expenses.............................................................................     1,094,374              664,497
  NET INVESTMENT INCOME......................................................................     4,442,259            2,540,623
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
  Net realized gain (loss) on:
    Investments..............................................................................      (549,777)             (35,859)
    Foreign currency related transactions....................................................             0               62,463
  Net realized gain (loss) on investments and foreign currency related transactions..........      (549,777)              26,604
  Net change in unrealized appreciation (depreciation) on:
    Investments..............................................................................       648,310             (687,165)
    Foreign currency related transactions....................................................             0              (43,181)
  Net change in unrealized appreciation (depreciation) on investments and foreign currency
    related transactions.....................................................................       648,310             (730,346)
  Net realized and unrealized gain (loss) on investments and foreign currency related
    transactions.............................................................................        98,533             (703,742)
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................................    $4,540,792           $1,836,881

 * Year ended September 30, 1996.
** Year ended July 31, 1996.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                EVERGREEN KEYSTONE
                                                      (logo)

                      STATEMENTS OF CHANGES IN NET ASSETS
                           Period Ended June 30, 1997

                                                           (picture of     (picture of     (picture of    (picture of
                                                            capital)         star)          stars)          George
                                                                                                          Washington)
                                                           CAPITAL        EVERGREEN        KEYSTONE      INTERMEDIATE
                                                         PRESERVATION    INTERMEDIATE    INTERMEDIATE     GOVERNMENT
                                                            FUND*          FUND***          FUND**         FUND***
OPERATIONS
  Net investment income................................  $ 2,537,291     $  9,811,049   $ 1,846,301     $ 5,023,428
  Net realized gain (loss) on investments and foreign
    currency related transactions......................     (101,173)     (1,614,828)       104,018        (16,049)
  Net change in unrealized appreciation (depreciation)
    on investments and foreign currency related
    transactions.......................................      279,120       2,782,704        669,755        219,766

    Net increase in net assets resulting from
      operations.......................................    2,715,238      10,978,925      2,620,074      5,227,145
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income:
    Class A............................................     (710,409)       (179,161)      (666,667)       (31,632)
    Class B............................................   (1,412,040)        (36,467)      (719,674)       (29,748)
    Class C............................................     (160,768)         (1,275)      (417,078)        (1,189)
    Class Y............................................            0      (9,653,448)             0     (4,959,781)
  In excess of net investment income:
    Class A............................................      (20,595)              0              0            (97)
    Class B............................................      (40,936)              0              0            (91)
    Class C............................................       (4,661)              0              0             (4)
    Class Y............................................            0               0              0        (15,207)
  Tax basis return of capital
    Class A............................................            0          (1,220)             0              0
    Class B............................................            0            (248)             0              0
    Class C............................................            0              (9)             0              0
    Class Y............................................            0         (65,758)             0              0
    Total distributions to shareholders................   (2,349,409)     (9,937,586)    (1,803,419)    (5,037,749)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold............................    8,631,265      50,138,853      3,559,906     35,487,793
  Proceeds from reinvestment of distributions..........    1,854,608       6,780,391      1,095,398      3,993,534
  Payment for shares redeemed..........................  (28,964,306)    (58,718,452)   (14,580,292)   (54,650,906)
    Net increase (decrease) in net assets resulting
      from capital share transactions..................  (18,478,433)     (1,799,208)    (9,924,988)   (15,169,579)
      Total increase (decrease) in net assets..........  (18,112,604)       (757,869)    (9,108,333)   (14,980,183)
NET ASSETS
  Beginning of period..................................   70,932,291     161,183,484     38,075,917     87,893,391
  END OF PERIOD........................................  $52,819,687    $160,425,615    $28,967,584    $72,913,208
Undistributed net investment income (accumulated
  distributions in excess of net investment income)....  $   (95,813)   $     (5,106)   $   242,787    $    (5,097)
                                                          (picture of
                                                             flag)
                                                            SHORT-
                                                         INTERMEDIATE
                                                           FUND***
OPERATIONS
  Net investment income................................  $ 25,626,353
  Net realized gain (loss) on investments and foreign
    currency related transactions......................    (2,101,788)
  Net change in unrealized appreciation (depreciation)
    on investments and foreign currency related
    transactions.......................................     2,666,233
    Net increase in net assets resulting from
      operations.......................................    26,190,798
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income:
    Class A............................................    (1,217,283)
    Class B............................................    (1,225,460)
    Class C............................................       (58,085)
    Class Y............................................   (23,369,583)
  In excess of net investment income:
    Class A............................................             0
    Class B............................................             0
    Class C............................................             0
    Class Y............................................             0
  Tax basis return of capital
    Class A............................................             0
    Class B............................................             0
    Class C............................................             0
    Class Y............................................             0
    Total distributions to shareholders................   (25,870,411)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold............................   122,641,025
  Proceeds from reinvestment of distributions..........    15,137,626
  Payment for shares redeemed..........................  (132,309,835)
    Net increase (decrease) in net assets resulting
      from capital share transactions..................     5,468,816
      Total increase (decrease) in net assets..........     5,789,203
NET ASSETS
  Beginning of period..................................   392,886,449
  END OF PERIOD........................................  $398,675,652
Undistributed net investment income (accumulated
  distributions in excess of net investment income)....  $    (16,203)

  * Nine months ended June 30, 1997. During the period, the Fund changed its fiscal year end from September 30 to June 30.
 ** Eleven months ended June 30, 1997. During the period, the Fund changed its fiscal year end from July 31 to June 30.
*** Year ended June 30, 1997.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                EVERGREEN KEYSTONE
(logo)

                      STATEMENTS OF CHANGES IN NET ASSETS
                           Fiscal Periods Ended 1996

                                                          (picture of     (picture of     (picture of    (picture of
                                                           capital)         star)            stars)        George
                                                                                                          Washington)
                                                           CAPITAL        EVERGREEN        KEYSTONE      INTERMEDIATE
                                                         PRESERVATION    INTERMEDIATE    INTERMEDIATE     GOVERNMENT
                                                            FUND*           FUND**         FUND***          FUND**
OPERATIONS
  Net investment income................................  $ 4,442,259    $  5,797,073    $ 2,540,623    $ 4,606,598
  Net realized gain (loss) on investments and foreign
    currency related transactions......................     (549,777)        314,598         26,604         11,468
  Net change in unrealized appreciation (depreciation)
    on investments and foreign currency related
    transactions.......................................      648,310      (3,327,986)      (730,346)    (1,507,190)
    Net increase in net assets resulting from
      operations.......................................    4,540,792       2,783,685      1,836,881      3,110,876
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income:
    Class A............................................   (1,089,444)        (35,386)      (898,299)       (23,774)
    Class B............................................   (2,568,398)         (2,841)    (1,028,103)        (2,363)
    Class C............................................     (147,748)           (169)      (576,335)          (255)
    Class Y............................................            0      (5,670,902)             0     (4,562,840)
  Tax basis return of capital:
    Class A............................................      (52,292)              0              0              0
    Class B............................................     (123,279)              0              0              0
    Class C............................................       (7,092)              0              0              0
    Total distributions to shareholders................   (3,988,253)     (5,709,298)    (2,502,737)    (4,589,232)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold............................   12,691,883      38,531,458     10,120,565     13,828,502
  Proceeds from shares issued in the acquisition of
    Evergreen Managed Bond Fund........................            0      79,773,557              0              0
  Proceeds from reinvestment of distributions..........    2,823,494       4,544,198      1,417,473      4,095,518
  Payment for shares redeemed..........................  (30,181,809)    (54,860,961)   (15,524,524)   (34,626,524)
    Net increase (decrease) in net assets resulting
      from capital share transactions..................  (14,666,432)     67,988,252     (3,986,486)   (16,702,504)
      Total increase (decrease) in net assets..........  (14,113,893)     65,062,639     (4,652,342)   (18,180,860)
NET ASSETS
  Beginning of period..................................   85,046,184      96,120,845     42,728,259    106,074,251
  END OF PERIOD........................................  $70,932,291    $161,183,484    $38,075,917    $87,893,391
Undistributed net investment income (accumulated
  distributions in excess of net investment income)....  $  (305,808)   $     87,592    $   (21,199)   $    17,332

                                                         (picture of
                                                             flag)
                                                            SHORT-
                                                         INTERMEDIATE
                                                           FUND****
OPERATIONS
  Net investment income................................  $ 24,943,586
  Net realized gain (loss) on investments and foreign
    currency related transactions......................    (4,715,061)
  Net change in unrealized appreciation (depreciation)
    on investments and foreign currency related
    transactions.......................................    (2,841,758)
    Net increase in net assets resulting from
      operations.......................................    17,386,767
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income:
    Class A............................................    (1,165,625)
    Class B............................................    (1,059,184)
    Class C............................................       (49,329)
    Class Y............................................   (23,005,091)
  Tax basis return of capital:
    Class A............................................             0
    Class B............................................             0
    Class C............................................             0
    Total distributions to shareholders................   (25,279,229)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold............................   170,338,605
  Proceeds from shares issued in the acquisition of
    Evergreen Managed Bond Fund........................             0
  Proceeds from reinvestment of distributions..........    18,879,027
  Payment for shares redeemed..........................  (172,279,164)
    Net increase (decrease) in net assets resulting
      from capital share transactions..................    16,938,468
      Total increase (decrease) in net assets..........     9,046,006
NET ASSETS
  Beginning of period..................................   383,840,443
  END OF PERIOD........................................  $392,886,449
Undistributed net investment income (accumulated
  distributions in excess of net investment income)....  $     98,373

   * Year ended September 30, 1996.
  ** Ten months ended June 30, 1996. The Fund changed its fiscal year end from
     August 31 to June 30.
 *** Year ended July 31, 1996.
**** Year ended June 30, 1996.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                EVERGREEN KEYSTONE
                                                               (logo)

                      STATEMENTS OF CHANGES IN NET ASSETS
                                 Prior Periods

                                                              picture of         (picture of       (picture of      (picture of
                                                              capital)              star)             stars)           George
                                                                                                                     Washington)
                                                                                   EVERGREEN         KEYSTONE
                                                               CAPITAL           INTERMEDIATE      INTERMEDIATE      INTERMEDIATE
                                                          PRESERVATION FUND          FUND              FUND         GOVERNMENT FUND
                                                              YEAR ENDED          YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                          SEPTEMBER 30, 1995    AUGUST 31, 1995    JULY 31, 1995    AUGUST 31, 1995
OPERATIONS
  Net investment income.................................     $  5,308,068         $ 5,110,145       $ 2,911,914      $   5,851,118
  Net realized gain (loss) on investments and foreign
    currency related transactions.......................       (1,162,200)           (741,577)         (583,642)        (1,236,390)
  Net change in unrealized appreciation (depreciation)
    on investments and futures contracts................        1,169,382           4,454,061           628,176          3,611,699
    Net increase in net assets resulting from
      operations........................................        5,315,250           8,822,629         2,956,448          8,226,427
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income:
    Class A.............................................         (909,585)             (2,134)       (1,002,996)           (10,951)
    Class B.............................................       (3,706,229)                  0        (1,010,554)                 0
    Class C.............................................         (143,406)                  0          (654,159)                 0
    Class Y.............................................                0          (5,105,153)                0         (5,850,108)
  In excess of net investment income:
    Class A.............................................          (26,148)                  0           (61,783)                 0
    Class B.............................................         (106,543)                  0           (62,249)                 0
    Class C.............................................           (4,122)                  0           (40,296)                 0
  Net realized gain on investments:
    Class Y.............................................                0            (401,810)                0                  0
    Total distributions to shareholders.................       (4,896,033)         (5,509,097)       (2,832,037)        (5,861,059)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold.............................       28,808,789          16,277,483         8,978,216         19,842,837
  Proceeds from shares issued in the acquisition of
    Keystone America Capital Preservation and Income
    Fund-- Class A......................................       23,825,980                   0                 0                  0
  Proceeds from reinvestment of distributions...........        3,281,799           4,957,099         1,575,164          5,214,391
  Payment for shares redeemed...........................      (69,924,430)        (20,151,849)      (14,890,499)       (27,796,468)
    Net increase (decrease) in net assets resulting from
      capital share transactions........................      (14,007,862)          1,082,733        (4,337,119)        (2,739,240)
      Total increase (decrease) in net assets...........      (13,588,645)          4,396,265        (4,212,708)          (373,872)
NET ASSETS
  Beginning of period...................................       98,634,829          91,724,580        46,940,967        106,448,123
  END OF PERIOD.........................................     $ 85,046,184         $96,120,845       $42,728,259      $ 106,074,251
Accumulated distributions in excess of net investment
  income................................................     $   (415,117)        $      (183)      $   (94,328)     $         (34)

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                EVERGREEN KEYSTONE
  (logo)

                     COMBINED NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Evergreen Keystone Short and Intermediate Term Bond Funds consist of Keystone Capital Preservation and Income Fund ("Capital Preservation Fund"), Evergreen Intermediate-Term Bond Fund ("Evergreen Intermediate Fund"), Keystone Intermediate Term Bond Fund ("Keystone Intermediate Fund"), Evergreen Intermediate-Term Government Securities Fund ("Intermediate Government Fund") and Evergreen Short-Intermediate Bond Fund ("Short-Intermediate Fund"), (collectively, the "Funds"), all of which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. The Evergreen Intermediate Fund and the Intermediate Government Fund are separate series of The Evergreen Lexicon Fund and Short-Intermediate Fund is a separate series of the Evergreen Investment Trust.

The Funds offer Class A, Class B, Class C and/or Class Y shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES
U.S. government obligations held by the Funds are valued at the mean between the over-the-counter bid and asked prices. Corporate bonds, other fixed-income securities, and mortgage and other asset-backed securities are valued at prices provided by an independent pricing service. In determining value for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various relationships between similar securities which are generally recognized by institutional traders. Securities for which valuations are not available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. REPURCHASE AGREEMENTS
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Capital Preservation and Keystone Intermediate Funds, along with certain other funds managed by Keystone, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. REVERSE REPURCHASE AGREEMENTS
To obtain short-term financing, Capital Preservation and Keystone Intermediate Fund may enter into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

D. FOREIGN CURRENCY
The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign currency exchange rates is a component of net unrealized appreciation (depreciation) on investments and foreign currency related transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions and foreign currency related transactions and is included in realized gain (loss) on foreign currency related transactions. Foreign currency transactions related to the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received is included in gross investment income. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain
(loss) on investments.

                                EVERGREEN KEYSTONE
                                                                     (logo)

               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

E. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premium.

F. DISTRIBUTIONS
Distributions from net investment income for the Capital Preservation and Keystone Intermediate Funds are declared daily and paid monthly. Distributions from net investment income are declared and paid monthly for the Evergreen Intermediate, Intermediate Government and Short-Intermediate Funds. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment for mortgage paydown gains (losses) and foreign securities transactions, if any.

G. CLASS ALLOCATIONS
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

H. ORGANIZATION EXPENSES
For the Evergreen Intermediate and Intermediate Government Funds, organization expenses were amortized to operations over a five-year period on a straight-line basis. During the year ended June 30, 1997, organization costs were fully amortized for the Evergreen Intermediate and Intermediate Government Funds.

I. FEDERAL INCOME TAXES
The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

2. CAPITAL SHARE TRANSACTIONS

The Capital Preservation Fund and Keystone Intermediate Fund have unlimited number of shares of beneficial interest with no par value authorized. The Evergreen Intermediate Fund, Intermediate Government Fund and Short-Intermediate Fund each have unlimited number of shares of beneficial interest with a par value of $0.0001 authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and/or Class Y. Transactions in shares of the Funds were as follows:

CAPITAL PRESERVATION FUND

                                                                                                               DECEMBER 30, 1994
                                                                                                               (COMMENCEMENT OF
                                                       NINE MONTHS ENDED              YEAR ENDED             CLASS OPERATIONS) TO
                                                         JUNE 30, 1997            SEPTEMBER 30, 1996          SEPTEMBER 30, 1995
                                                       SHARES         AMOUNT       SHARES         AMOUNT       SHARES        AMOUNT
CLASS A
Shares sold.....................................      534,956   $  5,229,171      808,295   $  7,859,112       72,460  $    699,481
Share issued in acquisition of Keystone America
  Capital Preservation Income Fund..............            0              0            0              0    2,506,041    23,825,980
Shares issued in reinvestment of
  distributions.................................       61,902        604,810       89,475        865,840       71,420       689,075
Shares redeemed.................................   (1,318,046)   (12,878,080)    (563,085)    (5,471,951)    (656,221)   (6,023,682)
Net increase (decrease).........................     (721,188)  $ (7,044,099)     334,685   $  3,253,001    1,993,700  $ 19,190,854

                                EVERGREEN KEYSTONE
 (logo)

               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

CAPITAL PRESERVATION FUND-- continued
                                                       NINE MONTHS ENDED              YEAR ENDED                  YEAR ENDED
                                                         JUNE 30, 1997            SEPTEMBER 30, 1996          SEPTEMBER 30, 1995
                                                       SHARES         AMOUNT       SHARES         AMOUNT       SHARES        AMOUNT
CLASS B
Shares sold.....................................      182,841   $  1,788,928      282,004   $  2,742,007    2,758,618  $ 26,668,622
Shares issued in reinvestment of
  distributions.................................      114,536      1,119,992      187,040      1,829,883      257,649     2,480,740
Shares redeemed.................................   (1,459,187)   (14,270,487)  (2,455,640)   (23,865,587)  (6,464,191)  (62,204,625)
Net decrease....................................   (1,161,810)  $(11,361,567)  (1,986,596)  $(19,293,697)  (3,447,924) $(33,055,263)
CLASS C
Shares sold.....................................      164,962   $  1,613,166      215,390   $  2,090,764      150,700  $  1,440,686
Shares issued in reinvestment of
  distributions.................................       13,283        129,806       12,718        127,771       11,638       111,984
Shares redeemed.................................     (185,566)    (1,815,739)     (86,982)      (844,271)    (176,498)   (1,696,123)
Net increase (decrease).........................       (7,321)  $    (72,767)     141,126   $  1,374,264      (14,160) $   (143,453)

EVERGREEN INTERMEDIATE FUND

                                                                                                                  MAY 2, 1995
                                                                                                               (COMMENCEMENT OF
                                                          YEAR ENDED               TEN MONTHS ENDED          CLASS OPERATIONS) TO
                                                         JUNE 30, 1997               JUNE 30, 1996              AUGUST 31, 1995
                                                       SHARES         AMOUNT       SHARES         AMOUNT       SHARES        AMOUNT
CLASS A
Shares sold.....................................       52,051   $    529,465      292,734   $  2,962,857       24,799  $    255,892
Shares issued in reinvestment of
  distributions.................................       17,590        178,344        3,368         34,080          209         2,134
Shares redeemed.................................      (62,211)      (632,271)     (20,323)      (206,789)      (9,442)      (96,968)
Net increase....................................        7,430   $     75,538      275,779   $  2,790,148       15,566  $    161,058

                                                                                   JANUARY 30, 1996
                                                                                   (COMMENCEMENT OF
                                                          YEAR ENDED             CLASS OPERATIONS) TO
                                                         JUNE 30, 1997                JUNE 30, 1996
                                                       SHARES         AMOUNT       SHARES         AMOUNT
CLASS B
Shares sold.....................................       62,610   $    633,834       40,844   $    415,640
Shares issued in reinvestment of
  distributions.................................        2,120         21,504          228          2,296
Shares redeemed.................................       (4,937)       (50,000)      (1,244)       (12,553)
Net increase....................................       59,793   $    605,338       39,828   $    405,383

                                                                                    APRIL 29, 1996
                                                                                   (COMMENCEMENT OF
                                                          YEAR ENDED             CLASS OPERATIONS) TO
                                                         JUNE 30, 1997                JUNE 30, 1996
                                                       SHARES         AMOUNT       SHARES         AMOUNT
CLASS C
Shares sold.....................................          490   $      5,000        2,450   $     24,797
Shares issued in reinvestment of
  distributions.................................          126          1,282           16            167
Shares redeemed.................................         (249)        (2,514)           0              0
Net increase....................................          367   $      3,768        2,466   $     24,964

                                EVERGREEN KEYSTONE
                                                        (logo)

               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

EVERGREEN INTERMEDIATE FUND-- continued

                                                          YEAR ENDED               TEN MONTHS ENDED               YEAR ENDED
                                                         JUNE 30, 1997               JUNE 30, 1996              AUGUST 31, 1995
                                                       SHARES         AMOUNT       SHARES         AMOUNT       SHARES         AMOUNT
CLASS Y
Shares sold.....................................    4,825,919   $ 48,970,554    3,399,442   $ 35,128,164    1,606,066  $ 16,021,590
Shares issued in acquisition of Evergreen
  Managed Bond Fund.............................            0              0    7,674,423     79,773,557            0             0
Shares issued in reinvestment of
  distributions.................................      649,188      6,579,261      438,427      4,507,655      498,736     4,954,965
Shares redeemed.................................   (5,719,188)   (58,033,667)  (5,208,789)   (54,641,619)  (2,018,177)  (20,054,880)
Net increase (decrease).........................     (244,081)  $ (2,483,852)   6,303,503   $ 64,767,757       86,625  $    921,675

KEYSTONE INTERMEDIATE FUND

                                                        ELEVEN MONTHS ENDED             YEAR ENDED                 YEAR ENDED
                                                           JUNE 30, 1997              JULY 31, 1996              JULY 31, 1995
                                                          SHARES        AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT
CLASS A
Shares sold........................................      175,221   $ 1,566,271      258,497   $ 2,283,194      214,382  $ 1,875,188
Shares issued in reinvestment of distributions.....       45,592       404,429       52,934       469,775       61,155      533,202
Shares redeemed....................................     (547,872)   (4,863,536)    (465,961)   (4,141,580)    (449,814)  (3,937,486)
Net decrease.......................................     (327,059)  $(2,892,836)    (154,530)  $(1,388,611)    (174,277) $(1,529,096)
CLASS B
Shares sold........................................      170,620   $ 1,528,256      555,555   $ 4,965,806      566,892  $ 4,978,695
Shares issued in reinvestment of distributions.....       46,270       411,336       63,537       565,232       66,016      576,332
Shares redeemed....................................     (779,593)   (6,943,044)    (808,199)   (7,205,208)    (624,636)  (5,447,096)
Net increase (decrease)............................     (562,703)  $(5,003,452)    (189,107)  $(1,674,170)       8,272  $   107,931
CLASS C
Shares sold........................................       52,022   $   465,379      318,799   $ 2,871,565      243,954  $ 2,124,333
Shares issued in reinvestment of distributions.....       31,491       279,633       42,997       382,466       53,388      465,630
Shares redeemed....................................     (311,128)   (2,773,712)    (468,122)   (4,177,736)    (630,936)  (5,505,917)
Net decrease.......................................     (227,615)  $(2,028,700)    (106,326)  $  (923,705)    (333,594) $(2,915,954)

INTERMEDIATE GOVERNMENT FUND

                                                                                                                  MAY 2, 1995
                                                                                      TEN MONTHS               (COMMENCEMENT OF
                                                          YEAR ENDED                     ENDED               CLASS OPERATIONS) TO
                                                         JUNE 30, 1997               JUNE 30, 1996              AUGUST 31, 1995
                                                       SHARES         AMOUNT       SHARES         AMOUNT       SHARES         AMOUNT
CLASS A
Shares sold.....................................       10,763   $    107,284       64,791   $    663,129          879   $      8,925
Shares issued in reinvestment of
  distributions.................................        2,429         24,330        1,503         15,239            0              0
Shares redeemed.................................       (5,953)       (59,462)     (17,382)      (175,816)           0              0
Net increase....................................        7,239   $     72,152       48,912   $    502,552          879   $      8,925

                                                                                   FEBRUARY 9, 1996
                                                                                   (COMMENCEMENT OF
                                                          YEAR ENDED              CLASS OPERATIONS) TO
                                                         JUNE 30, 1997               JUNE 30, 1996
                                                       SHARES         AMOUNT       SHARES         AMOUNT
CLASS B
Shares sold.....................................       49,960   $    500,124       35,925   $    359,696
Shares issued in reinvestment of
  distributions.................................        1,735         17,379           67            666
Shares redeemed.................................      (13,674)      (136,147)          (2)           (23)
Net increase....................................       38,021   $    381,356       35,990   $    360,339

                                EVERGREEN KEYSTONE
 (logo)

               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)



INTERMEDIATE GOVERNMENT FUND-- continued
                                                                                    APRIL 10, 1996
                                                                                   (COMMENCEMENT OF
                                                          YEAR ENDED             CLASS OPERATIONS) TO
                                                         JUNE 30, 1997                JUNE 30, 1996
                                                       SHARES         AMOUNT       SHARES         AMOUNT
CLASS C
Shares sold.....................................        2,288   $     22,910        3,551   $     35,538
Shares issued in reinvestment of
  distributions.................................           85            967           26            254
Shares redeemed.................................       (4,419)       (44,414)        (324)        (3,205)
Net increase (decrease).........................       (2,046)  $    (20,537)       3,253   $     32,587

                                                                                      TEN MONTHS
                                                          YEAR ENDED                     ENDED                    YEAR ENDED
                                                         JUNE 30, 1997               JUNE 30, 1996              AUGUST 31, 1995
                                                       SHARES         AMOUNT       SHARES         AMOUNT       SHARES         AMOUNT
CLASS Y
Shares sold.....................................    3,476,575   $ 34,857,475    1,257,974   $ 12,770,139    1,999,05   $ 19,833,912
Shares issued in reinvestment of
  distributions.................................      394,427      3,950,858      402,054      4,079,359      526,254     5,214,391
Shares redeemed.................................   (5,437,776)   (54,410,883)  (3,404,763)   (34,447,480)  (2,799,781)  (27,796,468)
Net increase (decrease).........................   (1,566,774)  $(15,602,550)   1,744,735   $ 17,597,982     (274,476) $ (2,748,165)

SHORT-INTERMEDIATE FUND

                                                                                 YEAR ENDED                   YEAR ENDED
                                                                               JUNE 30, 1997                JUNE 30, 1996
                                                                              SHARES         AMOUNT        SHARES         AMOUNT
CLASS A
Shares sold...........................................................       584,893   $  5,786,371       417,422   $  4,161,754
Shares issued in reinvestment of distributions........................        93,998        924,863        91,045        906,558
Shares redeemed.......................................................      (775,720)    (7,650,833)     (498,266)    (4,979,754)
Net increase (decrease)...............................................       (96,829)  $   (939,599)       10,201   $     88,558
CLASS B
Shares sold...........................................................       520,912   $  5,138,212       844,991   $  8,456,439
Shares issued in reinvestment of distributions........................        87,527        862,791        74,101        739,247
Shares redeemed.......................................................      (486,579)    (4,795,124)     (512,788)    (5,128,366)
Net increase..........................................................       121,860   $  1,205,879       406,304   $  4,067,320
CLASS C
Shares sold...........................................................        35,729   $    354,646        94,089   $    944,432
Shares issued in reinvestment of distributions........................         4,508         44,442         3,083         30,731
Shares redeemed.......................................................       (53,064)      (524,077)      (32,296)      (321,263)
Net increase (decrease)...............................................       (12,827)  $   (124,989)       64,876   $    653,900
CLASS Y
Shares sold...........................................................    11,302,391   $111,361,796    15,667,603   $156,775,980
Shares issued in reinvestment of distributions........................     1,353,407     13,305,530     1,726,865     17,202,491
Shares redeemed.......................................................   (12,121,462)  (119,339,801)  (16,165,702)  (161,849,781)
Net increase..........................................................       534,336   $  5,327,525     1,228,766   $ 12,128,690

                                EVERGREEN KEYSTONE
                                                                 (logo)

               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended June 30, 1997:

                                               COST OF PURCHASES               PROCEEDS FROM SALES
                                         U.S. GOVERNMENT      OTHER       U.S. GOVERNMENT      OTHER

Capital Preservation Fund*............    $  30,413,800    $          0    $  42,505,286    $         0
Evergreen Intermediate Fund...........      108,340,939      24,077,086      138,666,138      6,840,920
Keystone Intermediate Fund**..........       28,261,905      30,738,558       31,902,091     36,582,139
Intermediate Government Fund..........       59,320,521               0       65,407,081              0
Short-Intermediate Fund...............      103,309,243     113,815,506       71,256,326     99,358,914

         * For the nine months ended June 30, 1997
        ** For the eleven months ended June 30, 1997

The average daily balance of reverse repurchase agreements outstanding for the Capital Preservation Fund and the Keystone Intermediate Fund during the period ended June 30, 1997 was approximately $988,000 and $1,102,000, respectively, at a weighted average interest rate of 5.40% and 5.58%, respectively. The maximum amount outstanding under reverse repurchase agreements during the period ended June 30, 1997 for the Capital Preservation Fund was $4,066,236 (including accrued interest) and $2,017,983 (including accrued interest) for Keystone Intermediate Fund. There were no reverse repurchase agreements outstanding at June 30, 1997 for either Fund.

On June 30, 1997, the composition of gross unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal tax purposes was as follows:

                                                                GROSS          GROSS       NET UNREALIZED
                                                  TAX         UNREALIZED     UNREALIZED     APPRECIATION
                                                  COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
Capital Preservation Fund..................   $ 51,559,754    $  541,790     $   (3,297)     $  538,493
Evergreen Intermediate Fund................    156,347,538     3,200,532       (929,701)      2,270,831
Keystone Intermediate Fund.................     28,676,532       258,959       (365,371)       (106,412)
Intermediate Government Fund...............     79,147,737       712,159       (321,259)        390,900
Short-Intermediate Fund....................    398,505,815     3,176,863     (5,024,416)     (1,847,553)

As of June 30, 1997, the Funds had capital loss carryovers for federal income tax purposes as follows:

                                                                    EXPIRATION
                                        1999        2001         2002        2003        2004         2005

Capital Preservation Fund..........         --   $5,900,000   $  197,000   $642,000   $  254,000   $       --
Evergreen Intermediate Fund........         --    1,440,000           --    907,000      211,000    1,200,000
Keystone Intermediate Fund.........   $970,000           --    2,688,000     94,000           --      147,000
Intermediate Government Fund.......         --           --           --    642,000    1,140,000           --
Short-Intermediate Fund............         --           --    6,021,000         --    4,049,000    4,374,000

4. DISTRIBUTION PLANS

Since December 11, 1996, Evergreen Keystone Distributor, Inc. (formerly, Evergreen Funds Distributor, Inc.) ("EKD"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS") has served as principal underwriter to the Capital Preservation Fund and the Keystone Intermediate Fund. Prior to December 11, 1996, Evergreen Keystone Investment Services, Inc. ("EKIS"), a wholly-owned subsidiary of Keystone, served as the principal underwriter. EKD also serves as the principal underwriter for the Evergreen Intermediate, Intermediate Government and Short-Intermediate Funds.

Each Fund has adopted Distribution Plans for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit each Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net assets of the class. The service fee for Class A shares of Short-Intermediate is currently limited to 0.10% of average daily net assets. Class B and Class C also presently pay distribution fees equal to 0.75% of the average daily net assets of each respective class. Distribution Plan expenses are calculated daily and paid monthly.

With respect to Class B and Class C shares of the Capital Preservation Fund and the Keystone Intermediate Fund, the principal underwriter may incur costs greater than the allowable annual amounts the Fund is permitted to pay. The Fund may reimburse the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%.

                                EVERGREEN KEYSTONE
 (logo)

               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

During the year ended June 30, 1997, amounts accrued or paid to EKD and/or EKIS pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                                                         CLASS A    CLASS B     CLASS C
Capital Preservation Fund*............................................   $28,581    $285,293    $32,267
Evergreen Intermediate Fund...........................................     6,972       7,180        255
Keystone Intermediate Fund**..........................................    24,268     129,648     74,834
Intermediate Government Fund..........................................     2,047       6,442        242
Short-Intermediate Fund...............................................    18,961     222,264     10,470

         * For the nine months ended June 30, 1997
        ** For the eleven months ended June 30, 1997

For the year ended June 30, 1997, EKD voluntarily waived Class A distribution fees for the Evergreen Intermediate and Intermediate Government Funds in the amounts of $5,480 and $1,763, respectively.

Each of the Distribution Plans for the Capital Preservation and the Keystone Intermediate Funds may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, after the termination of any Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EKIS and/or EKD may continue as compensation for services which had been earned while the Distribution Plan was in effect.

EKD intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Fund. EKD intends to seek full payment of such distribution costs from the Fund at such time in the future as, and to the extent that, payment thereof by the Class B or Class C shares would be within permitted limits.

EKD and/or its predecessor has advised the Funds that it has retained front-end sales charges resulting from the sales of Class A shares during the period ended June 30, 1997 as follows:

Capital Preservation Fund.......................................................   $ 9,851
Evergreen Intermediate Fund.....................................................       504
Keystone Intermediate Fund......................................................    11,043
Intermediate Government Fund....................................................        77
Short-Intermediate Fund.........................................................     6,833

Contingent deferred sales charges paid by redeeming shareholders are paid to EKD or its predecessor.

5. INVESTMENT MANAGEMENT AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Keystone Investment Management Company ("Keystone"), a subsidiary of First Union Corporation ("First Union"), is the investment adviser for the Capital Preservation Fund and the Keystone Intermediate Fund. In return for providing investment management and administrative services, each Fund pays Keystone a management fee that is calculated daily and paid monthly. The management fee is computed at an annual rate of 2.00% of the each respective Fund's gross investment income plus an amount determined by applying percentage rates starting at 0.50% and declining to 0.25% per annum as net assets increase, to the average daily net asset value of the Fund. Prior to December 11, 1996, Keystone Management, Inc. ("KMI"), a wholly-owned subsidiary of Keystone, served as investment manager to the Keystone Intermediate Fund and provided investment management and administrative services. Under an investment advisory agreement between KMI and Keystone, Keystone served as the investment adviser and provided investment advisory and management services to the Keystone Intermediate Fund. In return for its services, Keystone received an annual fee equal to 85% of the management fee received by KMI.

Effective January 1, 1997, BISYS became the sub-administrator to the Capital Preservation and Keystone Intermediate Funds and is paid by Keystone.

First Union serves as the investment adviser to the Evergreen Intermediate Fund, Intermediate Government Fund and Short-Intermediate Fund and is paid a management fee that is computed daily and paid monthly. For the Evergreen Intermediate Fund and the Intermediate Government Fund, First Union is entitled to a fee at an annual rate of 0.60% of each Fund's respective average daily net assets. For the Short-Intermediate Fund, First Union is entitled to a fee at an annual rate of 0.50% of the Fund's average daily net assets.

For Evergreen Intermediate Fund, Intermediate Government Fund and Short-Intermediate Fund, Evergreen Keystone Investment Services, Inc. ("EKIS"), a subsidiary of First Union, is the administrator. Prior to March 11, 1997, Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly-owned subsidiary of First Union, was the administrator. Furman Selz LLC ("Furman Selz") was the sub-administrator through December 31, 1996. Effective January 1, 1997, BISYS acquired Furman Selz' mutual fund unit and accordingly BISYS became sub-administrator. The administrator and sub-administrator for each Fund is entitled to an annual fee based on the average daily net assets of the funds administered by EKIS for which First Union or its investment advisory subsidiaries are also the investment advisors. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the

                                EVERGREEN KEYSTONE
                                                         (logo)

               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to .004% as net assets increase, to the average daily net asset value of the Fund.

For the Capital Preservation and Keystone Intermediate Funds, Keystone has voluntarily limited the expenses, excluding indirectly paid expenses, to the following rates based on the average daily net assets of each respective class:

                                                                             AVERAGE DAILY NET ASSETS
                                                                           CLASS A    CLASS B    CLASS C
Capital Preservation Fund...............................................     0.90%      1.65%      1.65%
Keystone Intermediate Fund..............................................     1.10%      1.85%      1.85%

For the period ended June 30, 1997, the Funds waived management fees as follows:

Capital Preservation Fund..................................................................   $245,255
Keystone Intermediate Fund.................................................................    145,636
Intermediate Government Fund...............................................................     71,794

During the period ended June 30, 1997, the Funds paid or accrued to EKIS the following amounts for certain administrative services:

Capital Preservation Fund...................................................................   $34,481
Evergreen Intermediate Fund.................................................................    57,505
Keystone Intermediate Fund..................................................................    11,267
Intermediate Government Fund................................................................    31,665
Short-Intermediate Fund.....................................................................   139,440

Evergreen Keystone Service Company ("EKSC"), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for the Capital Preservation and Keystone Intermediate Funds. Effective May 5, 1997, EKSC also began providing transfer and dividend disbursing agent services for the Evergreen Intermediate Fund, Intermediate Government Fund and Short-Intermediate Fund that were formerly provided by State Street Bank and Trust Company ("State Street"). For certain accounts, State Street had and subsequent to May 5, 1997, EKSC has sub-contracted First Union to maintain shareholder sub-account records, take fund purchase and redemption orders and answer inquiries. For each account of the Evergreen Intermediate Fund, Intermediate Government Fund and Short-Intermediate Fund, First Union earned a fee which in aggregate totaled $23,547, $24 and $103,428, respectively for the year ended June 30, 1997.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds. Currently the Independent Trustees of the Capital Preservation and the Keystone Intermediate Funds receive no compensation for their services. As sub-administrator, BISYS provides the officers of the Funds.

6. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

7. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Evergreen Intermediate Fund, Intermediate Government Fund and Short-Intermediate Fund may defer any or all compensation related to performance of duties as a Trustee. Each Trustee's deferred balances are allocated to deferral accounts which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Keystone Funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000. As of June 30, 1997, the value of the Trustees' deferral accounts for the Evergreen Intermediate Fund, Intermediate Government Fund and Short-Intermediate Fund were $5,106, $5,097 and $16,203, respectively.

8. FINANCING AGREEMENT

On October 31, 1996, a financing agreement between all of the Evergreen Funds and State Street, Societe Generale and ABN Amro Bank N.V. (collectively, the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted) allocated evenly between the Banks. Borrowings under this facility bear interest at 0.75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. State Street acts as agent for the Banks, and as agent is entitled to a fee of $15,000 which is allocated to all of the Evergreen Funds. During the period ended June 30, 1997, the Funds had no borrowings under this agreement.

                                EVERGREEN KEYSTONE
   (logo)

               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. ACQUISITIONS

On December 30, 1994, the Capital Preservation Fund acquired the net assets of Keystone America Capital Preservation and Income Fund ("Preservation and Income Fund") in exchange for Class A shares and on February 29, 1996 the Evergreen Intermediate Fund acquired the net assets of Evergreen Managed Bond Fund ("Managed Bond Fund") in exchange for Class Y shares. Both acquisitions were accomplished by a tax-free exhange of the respective shares of each respective fund. The value of assets acquired, number of shares issued, unrealized appreciation acquired and aggregate net assets of each fund immediately after the acquisition are as follows:

                                                                                                          UNREALIZED
                                                                   VALUE OF NET         NUMBER OF        APPRECIATION
       ACQUIRING FUND                   ACQUIRED FUND             ASSETS ACQUIRED     SHARES ISSUED     (DEPRECIATION)
Capital Preservation Fund        Preservation and Income Fund       $23,825,980         2,506,041         $ (301,751)
Evergreen Intermediate Fund      Managed Bond Fund                   79,773,557         7,674,423          1,789,417

 NET ASSETS
   AFTER
ACQUISITION
$115,746,857
 158,097,520

                                EVERGREEN KEYSTONE
                                                             (logo)

                          INDEPENDENT AUDITORS' REPORT

The Trustees and Shareholders
  Keystone Capital Preservation and Income Fund
  The Evergreen Lexicon Fund
  Keystone Intermediate Term Bond Fund
  Evergreen Investment Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Evergreen Keystone Short and Intermediate Term Bond Funds listed below as of June 30, 1997, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the years or periods listed below:

    KEYSTONE CAPITAL PRESERVATION AND INCOME FUND-- statements of operations for the nine months ended June 30, 1997 and the year ended September 30, 1996, statements of changes in net assets for the nine months ended June 30, 1997 and each of the years in the two-year period ended September 30, 1996, and financial highlights for the periods presented on pages 14 and 15.

    EVERGREEN INTERMEDIATE-TERM BOND FUND (ONE OF THE PORTFOLIOS CONSTITUTING THE EVERGREEN LEXICON FUND)-- statement of operations for the year ended June 30, 1997, statements of changes in net assets for the year ended June 30, 1997 and the ten months ended June 30, 1996, and the financial highlights for the periods presented on pages 16 and 17, except for the periods prior to June 30, 1996. The financial highlights for the periods prior to June 30, 1996 and the statements of changes in net assets for the year ended August 31, 1995 were audited by other auditors whose report dated October 6, 1995 expressed an unqualified opinion thereon.

    KEYSTONE INTERMEDIATE TERM BOND FUND-- statements of operations for the eleven months ended June 30, 1997 and the year ended July 31, 1996, statements of changes in net assets for the eleven months ended June 30, 1997 and each of the years in the two-year period ended July 31, 1996, and the financial highlights for the periods presented on pages 18 and 19.

    EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND (ONE OF THE PORTFOLIOS CONSTITUTING THE EVERGREEN LEXICON FUND)-- statement of operations for the year ended June 30, 1997, statements of changes in net assets for the year ended June 30, 1997 and the ten months ended June 30, 1996, and the financial highlights for the periods presented on pages 20 and 21, except for the periods ended prior to June 30, 1996. The financial highlights for the periods prior to June 30, 1996 and the statements of changes in net assets for the year ended August 31, 1995 were audited by other auditors whose report dated October 6, 1995 expressed an unqualified opinion thereon.

    EVERGREEN SHORT-INTERMEDIATE BOND FUND (ONE OF THE PORTFOLIOS CONSTITUTING EVERGREEN INVESTMENT TRUST)-- statement of operations for the year ended June 30, 1997, statements of changes in net assets for each of the years in the two-year period ended June 30, 1997, and the financial highlights for the periods presented on pages 22-24.

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. These standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keystone Capital Preservation and Income Fund, Evergreen Intermediate-Term Bond Fund, Keystone Intermediate Term Bond Fund, Evergreen Intermediate-Term Government Securities Fund and Evergreen Short-Intermediate Bond Fund as of June 30, 1997, the results of their operations for the years or periods then ended, and the changes in their net assets and financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP

Boston, Massachusetts
August 8, 1997

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
                      (This Page Left Blank Intentionally)

                      (This Page Left Blank Intentionally)

This brochure must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

                              NOT      May lose value
                              FDIC     No bank guarantee
                              INSURED

                          Evergreen Keystone Distributor, Inc.

60922                                                             Form #541496
                                                                          8/97

                            EVERGREEN KEYSTONE FUNDS
                  EVERGREEN KEYSTONE INVESTMENT SERVICES, INC.
                               200 Berkeley Street
                              Boston, MA 02116-5034

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.

Attn: File Room


Re:      THE EVERGREEN KEYSTONE SHORT/INTERMEDIATE-TERM BOND FUNDS:

                 Keystone Capital Preservation and Income Fund
                      File No. 811-6278
                        CCC # md#bzdw6
                        CIK # 0000872324

                 Keystone Intermediate Term Bond Fund
                        File No. 811-4952
                        CCC # azz*ud8s
                        CIK # 0000808333

                 Evergreen Investment Trust
                    Evergreen Short-Intermediate Bond Fund
                  File No. 811-4154
                        CCC # 4apyfsr*
                        CIK # 0000757440

                 Evergreen Lexicon Trust
                 Evergreen Intermediate-Term Government Securities Fund Evergreen Intermediate Term Bond Fun
                  File No. 811-6368
                        CCC # 3@hcmfcw
                        CIK # 0000877698

Commissioners:

Please be advised that the 6/30/97 Annual Report for the above referenced Trust(s)/Fund(s) were submitted to your office on August 29, 1997, via electronic transmission (EDGAR).

Any questions or comments about this document should be directed to the undersigned at (617) 210-3258.


                                             Very Truly Yours,

                                             /s/ Laura Yong
                                             Laura Yong
                                             Assistant Vice President









Evergreen Intermediate Term Bond Fund
PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)
SCHEDULE OF INVESTMENTS (000's omitted)
June 30, 1997

                                                             Evergreen IntermediateBlanchard Short-Term    Pro Forma
                                                             Term Bond Fund        Flexible Income Fund    Combined
                                                      Maturity         Market               Market                      Market
                                            Coupon      Date  Principal Value      Principal Value   AdjustmPrincipal    Value
Asset-Backed Securities -1.0%
Southern Pacific Secured Assets Corp.          7.60%  10/25/27  1,000     1,002                             1,000        $1,002
U.S. Home Equity Loan Asset Backed             9.13   4/15/21     750       753                               750           753
Total Asset-Backed Securities (Cost $1,748)                               1,755                                           1,755

Corporate Bonds and Notes-28.7%
Aerospace/Defense - 0.7%
Sequa Corp.                                    8.75   12/15/01                 $      500       512           500           512
UNC Inc.                                       9.13   7/15/03                         700       740           700           740
                                                                                              1,252                       1,252
Airlines - 0.1%
US Air Inc.                                    9.80   1/15/00                         200       208           200           208

Banks - 0.1%
Cenfed Financial Corp ., Senior
Debenture (a)                                 11.17  12/15/01      8           8                                8             8
Harris Bancorp.                                9.38    6/1/01     12          13                               12            13
Nations Bank Corp.                             8.13   6/15/02     31          33                               31            33
NBD Bank N.A., Subordinated Note               8.25   11/1/24     62          69                               62            69
                                                                             123                                            123

Chemicals -1.9%
Borden Chemicals & Plastics Operating
Limited Partnership                            9.50    5/1/05                         500       528           500           528
Harris Chemical North America                 10.25    7/15/01                        500       519           500           519
ISP Holdings Inc.                              9.00   10/15/03                        300       312           300           312
Kaiser Aluminum & Chemical Group               9.88   2/15/02                         500       516           500           516
SIFTO Canada Inc.                              8.50   7/15/00                         600       606           600           606
Uniroyal Chemical Corp.                        9.00    9/1/00                         700       730           700           730
                                                                                              3,211                       3,211
Consumer Related - 3.0%
Chiquita Brands International                  9.63   1/15/04                         750       800           750           800
HMH Properties, Inc.                           9.50   5/15/05                         800       836           800           836
Revlon Consumer Products Corp.                 9.38    4/1/01                       1,000     1,033         1,000         1,033
RJR Nabisco, Inc.                              8.75   7/15/07                       2,460     2,496         2,460         2,496
                                                                                              5,165                       5,165
Containers-Paper/Plastic - 1.0%
Container Corp. of America                    11.25    5/1/04                         500       550           500           550
Gaylord Container Corp.                       11.50   5/15/01                         700       738           700           738
Sea Containers  Ltd,                           9.50    7/1/03                         500       521           500           521
                                                                                              1,809                       1,809
Diversified -0.3%
Belo (A. H.) Corporation                       7.13    6/1/07     500       496                                500          496

Entertainment - 3.0%
Caesars World, Inc.                            8.88   8/15/97                       1,000     1,035         1,000         1,035
Harrah's Operations, Inc.                      8.75   3/15/00                       1,000     1,033         1,000         1,033
Station Casions, Inc.                          9.63    6/1/03                         900       896           900           896
Time Warner, Inc.                              9.63    5/1/02                       1,000     1,107         1,000         1,107
Trump Hotels & Casino Resorts, Inc.          11.25     5/1/06                         600       588           600           588
Viacom, Inc.                                   8.00    7/7/06                         500       485           500           485
                                                                                              5,144                       5,144
Finance & Banking - 3.9%
Amsouth Bancorporation                         6.75   11/1/25   1,000       978                              1,000          978
Associates Corporation North America, Note     5.96   5/15/37     100       101                                100          101
Chase Manhattan Corporation                    9.38    7/1/01   1,250     1,359                              1,250        1,359
CIT Group Holdings Inc.                        9.25   3/15/01   1,000     1,084                              1,000        1,084
General Electric Capital Corp.                 6.29  12/15/07      39        38                                 39           38
General Motors Acceptance Corp.                7.13    5/1/01     500       506                                500          506
Goldman Sachs Group L.P. (a)                   6.38   6/15/00      15        15                                 15           15
Grand Metropolitan Investment Corp.            6.50   9/15/99      23        23                                 23           23
KFW International Finance, Guaranteed N        8.85   6/15/99      15        16                                 15           16
Navistar Financial Corp.                       8.88   11/15/98                        500       511            500          511
Presidential Life Corp.                        9.50   12/15/00                        500       520            500          520
Prudential Insurance                           7.13    7/1/07     500       499                                500          499
Reliance Group Holdings, Inc.                  9.00   11/15/00                      1,000     1,038          1,000        1,038
                                                                          4,619               2,069                       6,688
Industrials - 3.9%
Armco Inc.                                     9.38   11/1/00                         850       875            850          875
Baxter International, Inc.                     9.25  12/15/99      31        33                                 31           33
Bethlehem Steel Corp.                         10.38    9/1/03                         350       367            350          367
Deer & Co.                                     8.95   6/15/19       9        10                                  9           10
Exide Corp.                                   10.75  12/15/02                         500       529            500          529
Ford Motor Co.                                 9.00   9/15/01     700       756                                700          756
Jet Equipment Trust, (a)                       9.41   6/15/10      31        35                                 31           35
John Q. Hammons Hotels                         8.88   2/15/04                         500       508            500          508
Occidental Petroleum Corp.                     8.50   11/9/01     800       847                                800          847
Philip Morris Cos Inc.                         7.20    2/1/07   1,000       987                              1,000          987
Transocean Offshore Inc.                       7.45   4/15/27   1,000     1,029                              1,000        1,029
Unisys Corp.,                                  9.50   7/15/98                         500       504            500          504
Unisys Corp.,                                10.63    10/1/99                         300       312            300          312
                                                                          3,697               3,095                       6,792
Oil Refining - 2.0%
Clark Refining & Marketing Inc.               10.50   12/1/01                       1,000     1,037          1,000        1,037
PDV America                                    7.25    8/1/98                         500       503            500          503
USX Marathon Corp.                             5.75    7/1/01                       2,000     1,928          2,000        1,928
                                                                                              3,468                       3,468
Paper Products 1.8%
Fort Howard Corp.                              9.00    2/1/06                         500       529            500          529
Repap New Brunswick Inc                        8.88   7/15/02                         500       497            500          497
Repap New Brunswick Inc                        9.88   7/15/02                         500       505            500          505
Repap Wisconsin, Inc.                          9.25    2/1/02                         700       709            700          709
Stone Container Corp.                          9.88    2/1/01                         700       700            700          700
Stone Container Corp.                         11.00   8/15/99                         200       206            200          206
                                                                                              3,146                       3,146
Printing & Publishing -0.4%
World Color Press                              9.13   3/15/03                         600       624            600          624

Real Estate & Lodging - 0.5%
Host Marriott Travel Plaza                     9.50   5/15/05                         405       425            405          425
Williams Scotsman Inc.                         9.88    6/1/07                         500       503            500          503
                                                                                                928                         928
Services - 0.3%
Prime Hospitality Corp.                        9.25   1/15/06                         500       517            500          517

Steel - 0.4%
Wheeling Pittsburgh Corp.                      9.38   11/15/03                        750       727            750          727

Telecommunications -3.8%
Cablevision Systems Corp.                     10.75    4/1/04                       1,000     1,037          1,000        1,037
Centennial Cellular Corp.                      8.88   11/1/01                         750       748            750          748
Century Communications Corp.                   9.75   2/15/02                         750       780            750          780
Comcast Corp.                                  9.38   5/15/05                       1,000     1,056          1,000        1,056
Lenfest Communications Inc.                    8.38   11/1/05                       1,000       989          1,000          989
Marcus Cable Operations Co.                   13.50    8/1/04                         500       436            500          436
Olympus Communications                        10.63   11/15/06                        500       528            500          528
Rogers Cablesystems                            9.63    8/1/02                       1,000     1,057          1,000        1,057
                                                                                              6,631                       6,631
Textile Products - 0.3%
Dominion Textiles Inc.                         8.88   11/1/03                         500       515            500          515

Transportation - 0.3%
Norfolk Southern Corp.                         7.05    5/1/37     500       507                                500          507

Utilities-Electric -0.9%
ALLTEL Corp.                                   6.50   11/1/13      48        44                                 48           44
Carolina Power & Light Co.                     8.63   9/15/21      31        35                                 31           35
Jones Intercable, Inc.                         9.63   3/15/02                         500       526            500          526
Long Island Lighting Co.                       7.30   7/15/99                       1,000     1,012          1,000        1,012
                                                                             79               1,538                       1,617
Total Corporate Bonds and Notes (Cost $48,118)                            9,521              40,047                      49,568

Collateralized Mortgage Obligations -  8.7%
Independent National Mtge Corp. (a)(b)         7.84  12/26/26     998     1,001                                998        1,001
CMC Securities Corp.                           7.50   2/25/23                         595       595            595          595
Chase Commercial Mortgage Secs Corp. (b)       7.37   6/19/29     500       508                                500          508
Chase Mortgage Finance Corp. (a)(b)            7.87  11/25/25     479       468                                479          468
Criimi Mae Financial Corp. (b)                 7.00    1/1/33     444       434                                444          434
Federal National Mortgage Assoc. (b) (c)       3.26   8/25/23   1,000       758                              1,000          758
GE Capital Mortgage Services Inc. (b)          6.50   3/25/24     654       626                                654          626
Merrill Lynch Trust (b)                        8.45   11/1/18     500       525                                500          525
Merrill Lynch Mortgage Investors 1990-I
Class A                                        9.20   1/15/11                         733       732            733          732
Morgan Stanley Capital I Inc., 1997 C1
Class B (b)                                    7.69   1/15/07     700       725                                700          725
Paine Webber Mortgage Acceptance Corp.(b)      7.50   5/25/23     953       951                                953          951
Resolution Trust Corp., (b)                    7.50   10/25/2   1,250     1,256                              1,250        1,256
Resolution Trust Corp 1992-C1, Class A1        8.80   8/25/23                         849       855            849          855
Resolution Trust Corp 1992-3, Class A2         6.89   9/25/19                       2,001     1,995          2,001        1,995
Resolution Trust Corp 1992-3, Class A3         6.96   5/25/21                       1,385     1,375          1,385        1,375
Resolution Trust Corp 1992-6, Class A4         7.52  11/25/25                       1,486     1,492          1,486        1,492
Ryland Acceptance Corp. Four (b)               7.95    1/1/19     698       709                                698          709
Total Collateralized Mortgage Obligations (Cost $14,801)                  7,961               7,044                      15,005

Mortgage-Backed Securities -0.7%
Federal Home Loan Mortgage Corp                6.55    9/1/26      39        40                                39            40
Federal Home Loan Mortgage Corp., Global
Note                                           6.70    1/5/07     750       745                               750           745
Federal Home Loan Mortgage Corp                7.50    5/1/09      31        32                                31            32
Federal Home Loan Mortgage Corp                8.00   10/1/25      19        19                                19            19
Federal National Mortgage Assn.                6.69   12/1/25      20        21                                20            21
Government National Mortgage Assn.              6.00   6/20/26     22        22                                22            22
Government National Mortgage Assn.              6.50 10/15/23-
                                                     10/15/26     129       129                               129           129
Government National Mortgage Assn.              7.00  9/20/25-
                                                      3/15/26      61        60                                61            60
GovernmentNational Mortgage Assn.              7.13   7/20/25      48        49                                48            49
GovernmentNational Mortgage Assn.              7.50  9/15/23-
                                                      3/15/26      56        56                                56            56
GovernmentNational Mortgage Assn.              8.00  10/15/24      49        50                                49            50
GovernmentNational Mortgage Assn.              9.00  4/15/20-
                                                      8/15/21      19        20                                19            20
GovernmentNational Mortgage Assn.              9.50   2/15/21       9         9                                               9
Paine Webber Trust                             9.00   10/1/12       6         6                                               6
Total Mortgage-Backed Securities (cost $1,253)                            1,258                                           1,258

U.S. Agency Obligations -0.1%
Farm Credit Systems Financial Assistanc        8.80   6/10/05      39        43                                39            43
Federal Home Loan Bank, Consolidated Bond      7.70   9/20/00      46        49                                46            49
Total U.S. Agency Obligations (cost $91)                                     92                                              92

U.S. Treasury Obligations - 50.8%
U.S. Treasury Bonds                            6.88   8/15/25     177       178                               177           178
U.S. Treasury Bonds                            7.50  11/15/16      69        74                                69            74
U.S. Treasury Bonds                            8.75   5/15/17      22        26                                22            26
U.S. Treasury Bonds                            8.88   8/15/17      61        74                                61            74
U.S. Treasury Notes                            5.13   12/31/9      22        21                                22            21
U.S. Treasury Notes                            5.63   8/31/97     199       200                               199           200
U.S. Treasury Notes                            5.75  12/31/98                      15,000    14,958        15,000        14,958
U.S. Treasury Notes                            6.25   3/31/99                      20,000    20,075        20,000        20,075
U.S. Treasury Notes                            6.38   1/15/99      94        95                                94            95
U.S. Treasury Notes                            6.88   8/31/99                      30,000    30,459        30,000        30,459
U.S. Treasury Notes                            6.13   5/15/98                      20,000    20,062        20,000        20,062
U.S. Treasury Notes                            6.50  10/15/07   1,810     1,802                             1,810         1,802
U.S. Treasury Notes                            8.25   7/15/98                25                                25            25
Total U. S. Treasury Notes (Cost $87,549)                                 2,495              85,554                      88,049




Yankee Obligations- 0.2%
Bayerische Landesbank Girozen New York,
Tranche Sr 00001                               6.38   8/31/00     39         38                                39            38
Bayerische Landesbank Girozen New York,
Tranche Sr 00007                               6.20    2/9/06     31         29                                31            29
Hydro-Quebec                                   8.00    2/1/13     46         49                                46            49
Japan Finance Corp. Municipal Enterprises,
Guaranteed Bond                                6.85   4/15/06     54         54                                54            54
Manitoba Province (Canada)                     8.00   4/15/02     31         33                                31            33
Petro Canada Ltd.                              8.60   1/15/10     12         14                                12            14
Philips Electers N.V., Debenture               7.13   5/15/25     82         82                                82            82
Svenska Handelsbanken                          8.13   8/15/07     31         33                                31            33
Svenska Handelsbanken                          8.35   7/15/04     15         17                                15            17
Westpac Banking Subordinated  Debenture        9.13   8/15/01     11         12                                11            12
Total Yankee Obligations (cost $351)                                        361                                             361


Foreign Bond  ( US Dollar Denominated) - 3.2%
Export Import Bank Korea, Note                 7.10   3/15/07    500        505                               500           505
Fomento Economico Mexico, Euro-Dollars         9.50   7/22/97  1,250      1,250                             1,250         1,250
Korea Elec Power Corp, Debenture               7.00    2/1/27    500        490                               500           490
Southern Peru Limited, Secured
Export Notes (a)                               7.90   5/30/07  1,000      1,019                             1,000         1,019
Telebras                                      10.38    9/9/97  1,200      1,211                             1,200         1,211
Videotron Group                               10.63   2/15/05                       1,000     1,110         1,000         1,110
Total Foreign Bond ( US Dollar Denominated) (Cost $5,473)                 4,475               1,110                       5,585

Foreign Bond ( Non-US Dollar Denominated) -1.5 %
Canada Government, Canadian Series A79         8.75   12/1/05  1,150        968                          1,150 CAD          968
Denmark Kingdom                                7.00   11/15/07 3,698        585                          3,698 DKK          585
Germany Federal Republic                       6.88   5/12/05  1,575        986                          1,575 DEM          986
Nykredit                                       6.00   10/1/26     18          2                             18 DKK            2
Total Foreign Bond ( Non-US Dollar Denominated) (Cost $2,689)             2,541                                           2,541


Repurchase Agreements - 3.2%
Credit Suisse First Boston, dated 6/30/97 (d)  5.75    7/1/97                       4,850     4,850         4,850         4,850
Donaldson, Lufkin & Jenrette Securities (d)    5.90    7/1/97   316         316                               316           316
Keystone Joint Repurchase Agreement,
(investments in
  repurchase agreements in a joint trading
  account, dated 6/30/97, maturity value
  $243)(d)                                     6.04    7/1/97   243         243                               243            243
Total Repurchase Agreements  (Cost $5,409)                                  559               4,850                        5,409

Total Investments (Cost $167,482)                                        31,018             138,605                      169,623
Other Assets and Liabilities (net)                                        2,206               1,335                        3,541
Net Assets                                                               33,224            $139,940                      173,164


(a) Securities that may be sold to qualified institutional buyers under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.  These securities have been determined to be liquid under the guidelines established by the Board of Trustees.
(b) The estimated maturity of a Collateralized Mortgage Obligation ("CMO") is based on current and projected prepayment rates.  Changes in interest rates can cause the estimated maturity to differ from the listed date.
(c) Inverse floater, resets monthly.
(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

Forward Foreign Currency Exchange Transactions                                                          Net
                                                                                                      Unrealized
Exchange                                                     U.S. $ Value        In Exchange         Appreciation/
Date                                                         June 30, 1997       for U.S. $          (Depreciation)

Forward Foreign Currency Exchange Contracts to Buy:

                               Contracts to Receive

                 8/12/97       1,150  Deutsche Marks         $        661             679            $       (18)


Forward Foreign Currency Exchange Contracts to Sell:

                               Contracts to Deliver

                  8/27/97      1,324  Canadian Dollar                 962             971                      9
                  8/12/97      2,860  Deutsche Marks                1,645           1,675                     30
                  8/20/97      4,042  Danish Krone                    611             627                     16
                                                                                                    $         55

See Notes to Pro Forma Combining Financial Statements.

EVERGREEN  INTERMEDIATE TERM BOND FUND Pro Forma Combining Financial  Statements
(unaudited) Statement of Assets and Liabilities (000's) June 30, 1997


                                                            Evergreen        Blanchard
                                                            Intermediate     Short-Term Flexible                    Pro Forma
                                                            Bond Fund        Income Fund           Adjustments      Combined
Assets:
Investments at value (cost $165,078)                        $31,018        $138,605                               $169,623
Cash                                                              2              0                                       2
Interest receivable                                           2,539           2,708                                  5,247
Receivable for investment sold                                1,389               0                                  1,389
Receivable for Fund shares sold                                  14               0                                     14
Unrealized appreciation from forward foreign currency
contracts                                                        55               0                                     55
Due from investment adviser                                      17               0                                     17
Prepaid expenses                                                 35              17                                     52
Total Assets                                                 35,069         141,330                                176,399

Liabilities:
Payable for investments purchased                             1,358               0                                  1,358
Dividends payable                                                69             663                                    732
Payable for Fund shares redeemed                                175               0                                    175
Unrealized depreciation from forward foreign
currency contracts                                                18              0                                     18
Distribution fee payable                                           9             34                                     43
Due to related parties                                           137             87                                    224
Due to custodian                                                   0            429                                    429
Accrued liabilities and other expenses                            79            177                                    256
Total Liabilities                                              1,845          1,390                                  3,235

Net Assets                                                   $33,224       $139,940                               $173,164


Net assets are comprised of:
Paid-in capital                                               41,548         137,752                                179,300
Undistributed net investment income (accumulated
distributions in excess of net investment income)            (8,533)             604                                (7,929)
Accumulmated net realized gain (loss) on investments
  and foreign currency related transactions                      238            (623)                                 (385)
Net unrealized appreciation (depreciation) on
investments and foreign currency related transactions            (29)           2,207                                 2,178
Net Assets                                                    $33,224        $139,940                              $173,164

Class A Shares
Net Assets                                                     $13,379       $139,940                              $153,319
Shares of Beneficial Interest Outstanding                        1,499         46,285              (30,640)(a)       17,144
Net Asset Value                                                  $8.93          $3.02                                 $8.93
Maximum Offering Price (3.25%)                                   $9.23                                                $9.23
                                                                                                                      8.943
Class B Shares
Net Assets                                                     $12,381                                              $12,381
Shares of Beneficial Interest Outstanding                        1,385                                                1,385
Net Asset Value                                                  $8.95                                                $8.95

Class C Shares
Net Assets                                                      $7,288                                               $7,288
Shares of Beneficial Interest Outstanding                          815                                                  815
Net Asset Value                                                  $8.94                                                $8.94

Class C Shares
Net Assets                                                        $176                                                 $176
Shares of Beneficial Interest Outstanding                           20                                                   20
Net Asset Value                                                  $8.93                                                $8.93

     (a) Reflects the impact of converting shares of the target fund into the survivor fund.

EVERGREEN  INTERMEDIATE TERM BOND FUND Pro Forma Combining Financial  Statements
(unaudited) Statement of Operations (000's) Year ended June 30, 1997



                                                             Evergreen     Blanchard
                                                             Intermediate  Short-Term Flexible                      Pro Forma
                                                             Bond Fund     Income Fund              Adjustment      Combined

Investment Income:
Interest income                                                 $2,894           $9,799                              $12,693

Expenses:
Advisory fee                                                        272            1,139              (218)a           1,193
Administrative services fees                                         11             147               (108)b              50
Distribution fee                                                    269             380                                  649
Transfer agent fee                                                  115             399               (354)c             160
Custodian fee                                                        53              51                138 b             242
Reports and notices to shareholders                                  27              57                (48)c              36
Registration and filing fees                                         29              17                (17)c              29
Professional fees                                                    29              86                (47)c              68
Other                                                                 0              23                 (5)b              18
Less:  Fee waivers and/or reimbursements                           (166)           (202)                 248            (120)
-----------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                      639           2,097                (411)            2,325
Less: Indirectly paid expenses                                      (7)              0                   (8)             (15)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                        632           2,097                (419)            2,310
-----------------------------------------------------------------------------------------------------------------------------

Net investment income                                             2,262           7,702                 419            10,383

Net realized and  unrealized  gain (loss) on  investments
    and foreign  currency
    related transactions:
Net realized gain on investments and foreign currency
    related transactions                                        (1,495)           1102                                  (393)
Net change in unrealized appreciation (depreciation) on
    investments and foreign currency related transaction         1,144           1,683                                  2,827
Net realized and unrealized gain on investments
    and foreign currency related transactions                     (351)          2,785                      0           2,424

Net increase in net assets resulting from operations            $1,911         $10,487                   (419)        $12,817

a Reflects a decrease based on the surviving fund's fee schedule.
b Reflects an increase  (decrease)  based on the  assets  of the  combined fund.
c Reflects expected cost savings based on combining the two funds.

Evergreen Intermediate Term Bond Fund
Notes to Pro Forma Combining Financial Statements (Unaudited)
June 30, 1997

     1. Basis of Combination - The Pro Forma Combining Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments, and the related Pro Forma Combining Statement of Operations (APro Forma Statements@) reflect the accounts of Evergreen Intermediate Term Bond Fund (AEvergreen@) and Blanchard Short-Term Flexible Income Fund (ABlanchard@) at June 30, 1997 and for the year then ended. The information relating to Evergreen gives effect to the proposed acquisition of the assets of Evergreen Intermediate Term Bond Fund II and Evergreen (formerly, Keystone) Intermediate Term Bond Fund (expected to occur on or about January 23, 1998) and the anticipated liquidation of Trust shareholders in Class Y of Evergreen Intermediate Term Bond Fund II prior to January 23, 1998 (the date of the acquisition).

     The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the AReorganization@) to be submitted to shareholders of Blanchard. The Reorganization provides for the acquisition of all assets and liabilities of Blanchard by Evergreen, in exchange for Class A shares of Evergreen. Thereafter, there will be a distribution of Class A shares of Evergreen to shareholders of Blanchard in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of Blanchard will become the owners of that number of full and fractional Class A shares of Evergreen having an aggregate net asset value equal to the aggregate net asset value of their shares of Blanchard as of the close of business immediately prior to the date that Blanchard assets are exchanged for Class A shares of Evergreen.

     The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented.

     The information contained herein is based on the experience of each Fund for the year ended June 30, 1997 and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of Blanchard in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by First Union National Bank of North Carolina. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in orfer to comply with the policies and investment practices of Keystone.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of Blanchard which are incorporated by reference in the Statement of Additional Information.

     2. Shares of Beneficial Interest - The Pro Forma net asset values per share assume the issuance of Class A shares of Evergreen which would have been issued at June 30, 1997 in connection with the proposed Reorganization. Shareholders of Blanchard would receive Class A shares of Evergreen based on a conversion ratio determined on June 30, 1997. The conversion ratio is calculated by dividing the net asset value of Blanchard by the net asset value per share of the Class A shares of Evergreen.

     3. Pro Forma Operations - The Pro Forma Combining Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of the Funds= gross investment income. Pro Forma operating expenses include the actual expenses of the Funds adjusted to reflect the expected expenses of the combined entity. The investment advisory and distribution fees have been charged to the combined Fund based on the fee schedule in effect for Evergreen at the combined level of average net assets for the year ended June 30, 1997.

     4. Expense Offset Arangement - The Evergreen Intermediate Term Bond Fund has entered into an expense offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

                                 EVERGREEN FIXED INCOME TRUST

                                            PART C

                                       OTHER INFORMATION


Item 15.          Indemnification.

         The response to this item is incorporated by reference to "Liability and Indemnification of Trustees" under the caption "Comparative Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16.          Exhibits:

1. Declaration of Trust. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on October
8, 1997 - Registration No. 333-37433 ("Form N-1A Registration
Statement").

2. Bylaws. Incorporated by reference to the Form N-1A Registration Statement.

3. Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to Prospectus contained in Part A of this Registration Statement.

5. Declaration of Trust Articles II., III.(6)(c), IV.(3), IV.(8), V., VI., VII. and VIII. and By-Laws Articles II., III and
VIII.

6(a).  Form  of  Investment   Advisory  Agreement  between  Keystone  Investment
Management Company and the Registrant. Incorporated by reference to the Form N-1A Registration Statement.

6(b).           Form of Interim Management Contract.  Exhibit B to
Prospectus contained in Part A of this Registration Statement.

6(c).           Form of Interim Sub-Advisory Agreement.  Exhibit C to
Prospectus contained in Part A of this Registration Statement.

7(a).           Principal Underwriting Agreement between Evergreen
Distributor, Inc. and the Registrant. Incorporated by reference to the Form N-1A Registration Statement.

7(b).  Form of Dealer  Agreement for Class A, Class B and Class C shares used by
Evergreen  Distributor,   Inc.  Incorporated  by  reference  to  the  Form  N-1A
Registration Statement.

8. Deferred Compensation Plan. Incorporated by reference to the Form N-1A Registration Statement.

9. Custody Agreement between State Street Bank and Trust Company and the Registrant. Incorporated by reference to the Form N-1A Registration Statement.

10(a). Rule 12b-1 Distribution Plan. Incorporated by reference to the Form N-1A Registration Statement.

10(b).          Multiple Class Plan.  Incorporated by reference to the
Form N-1A Registration Statement.


11. Opinion and consent of Sullivan & Worcester LLP. Filed herewith.

12. Tax opinion and consent of Sullivan & Worcester LLP. Filed herewith.


13. Not applicable.

14(a). Consent of KPMG Peat Marwick LLP. Filed herewith.


14(b). Consent of Deloitte & Touche LLP. Filed herewith.


15. Not applicable.


16. Powers of Attorney. Previously filed.

      17.                  Form of Proxy Card.  Filed herewith.



Item 17.          Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed Reorganization within a reasonable time after receipt of such opinion or ruling.

                                                    SIGNATURES


         As required by the Securities Act of 1933, this Post- Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in the City of Columbus and State of Ohio, on the 5th day of January, 1998.


                                        EVERGREEN FIXED INCOME TRUST


                                        By:      /s/  William J. Tomko
                                                 -----------------------
                                                 Name:   William J. Tomko

                                                 Title: President


         As required by the Securities Act of 1933, the following persons have signed this Post-Effective Amendment No. 1 to the Registration Statement in the capacities indicated on the 5th day of January, 1998.


Signatures                                                    Title
----------                                                    -----


/s/William J.  Tomko                                          President and
-------------------                                           Treasurer
 William J.  Tomko


/s/Laurence B. Ashkin*                                        Trustee
---------------------
Laurence B. Ashkin

/s/Charles A. Austin III*                                     Trustee
-------------------------
Charles A. Austin III

/s/K. Dun Gifford*                                            Trustee
-----------------
K. Dun Gifford

/s/James S. Howell*                                           Trustee
------------------
James S. Howell

/s/Leroy Keith, Jr.*                                          Trustee
-------------------
Leroy Keith, Jr.

/s/Gerald M. McDonnell*                                       Trustee
----------------------
Gerald M. McDonnell

/s/Thomas L. McVerry*                                         Trustee
--------------------
Thomas L. McVerry

/s/William Walt Pettit*                                       Trustee
---------------------
William Walt Pettit

/s/David M. Richardson*                                       Trustee
----------------------
David M. Richardson

/s/Russell A. Salton III*                                     Trustee
-------------------------
Russell A. Salton III

/s/Michael S. Scofield*                                       Trustee
----------------------
Michael S. Scofield

/s/Richard J. Shima*                                          Trustee
-------------------
Richard J. Shima

* By:             /s/Martin J. Wolin
                  ------------------
                  Martin J. Wolin
                  Attorney-in-Fact

         Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 to this Registration Statement.

                                                 INDEX TO EXHIBITS

N-14
EXHIBIT NO.

11                Opinion and Consent of Sullivan & Worcester LLP
12                Tax Opinion and Consent of Sullivan & Worcester LLP
14(a)             Consent of KPMG Peat Marwick LLP
14(b)             Consent of Deloitte & Touche LLP
17                Form of Proxy
--------------------